UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class M : FASLX

This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 63	0.62%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•The fund's credit-quality positioning was another top contributor to performance versus the index, including an overweight in lower-rated investment-grade municipal securities that outperformed as credit spreads tightened.
•Underweights in certain higher-quality bonds, including securities backed by the state of California, New York City Transitional Finance Authority bonds and New York Personal Income Tax bonds, boosted the relative result. An overweight in bonds backed by the New York Metropolitan Transportation Authority also was beneficial.
•In contrast, the fund's interest-rate positioning, with its somewhat longer-than-index duration, detracted from relative performance.
•Pricing factors also detracted. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through January 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 4.00% sales charge)	-2.06%	1.49%
Class M (without 4.00% sales charge)	2.03%	2.98%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	1.84%	2.55%
Bloomberg Municipal Bond Index	2.08%	2.38%
A   From April 13, 2022
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$16,775,922
Number of Holdings	242
Total Advisory Fee	$70,745
Portfolio Turnover	17%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	28.1
Health Care	18.9
Education	17.0
Electric Utilities	9.3
Housing	9.1
Special Tax	6.2
Transportation	5.6
Others(Individually Less Than 5%)	5.8
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.7
AA - 43.5
A - 32.7
BBB - 13.4
BB - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	8.1
Illinois	7.6
California	7.5
Alabama	7.2
New Jersey	5.5

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912666.100    6535-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Tax-Free Bond Fund Fidelity® SAI Tax-Free Bond Fund : FSAJX

This annual shareholder report contains information about Fidelity® SAI Tax-Free Bond Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Tax-Free Bond Fund	$ 25	0.25%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3+ Year Non-AMT Municipal Bond Index.
•Credit-quality positioning also helped. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Specifically, overweights in bonds from the State of Illinois and the U.S. territory Puerto Rico, two lower-rated issuers, notably contributed.
•In contrast, holdings in bonds backed by Jackson Hospital (Mississippi) detracted as its financial struggles caused the securities to lag the index.
•Pricing factors detracted from relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI Tax-Free Bond Fund	2.38%	0.79%	2.51%
Bloomberg 3+ Year Non-AMT Municipal Bond Index	1.90%	0.64%	2.35%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.29%
A   From October 2, 2018
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$3,095,283,897
Number of Holdings	1,343
Total Advisory Fee	$9,176,658
Portfolio Turnover	12%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	29.0
Health Care	16.9
Special Tax	12.5
Transportation	10.2
Education	9.8
Housing	7.3
Electric Utilities	5.7
Others(Individually Less Than 5%)	8.6
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 7.6
AA - 38.9
A - 36.6
BBB - 7.8
BB - 0.8
B - 0.4
Not Rated - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	14.4
Illinois	11.1
Texas	8.9
New Jersey	6.4
Georgia	4.5

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912637.100    3090-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class C : FASNX

This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 138	1.37%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•The fund's credit-quality positioning was another top contributor to performance versus the index, including an overweight in lower-rated investment-grade municipal securities that outperformed as credit spreads tightened.
•Underweights in certain higher-quality bonds, including securities backed by the state of California, New York City Transitional Finance Authority bonds and New York Personal Income Tax bonds, boosted the relative result. An overweight in bonds backed by the New York Metropolitan Transportation Authority also was beneficial.
•In contrast, the fund's interest-rate positioning, with its somewhat longer-than-index duration, detracted from relative performance.
•Pricing factors also detracted. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	0.21%	2.21%
Class C	1.20%	2.21%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	1.84%	2.55%
Bloomberg Municipal Bond Index	2.08%	2.38%
A   From April 13, 2022
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$16,775,922
Number of Holdings	242
Total Advisory Fee	$70,745
Portfolio Turnover	17%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	28.1
Health Care	18.9
Education	17.0
Electric Utilities	9.3
Housing	9.1
Special Tax	6.2
Transportation	5.6
Others(Individually Less Than 5%)	5.8
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.7
AA - 43.5
A - 32.7
BBB - 13.4
BB - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	8.1
Illinois	7.6
California	7.5
Alabama	7.2
New Jersey	5.5

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912665.100    6534-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Municipal Core Plus Bond Fund Fidelity Advisor® Municipal Core Plus Bond Fund Class Z : FMBHX

This annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.31%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Fidelity Municipal Core Plus Bond Composite Index for the fiscal year.
•This included an overweight in hospital bonds and in bonds issued by Puerto Rico, which outperformed the index as credit spreads tightened.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another top contributor to performance versus the Composite index.
•In contrast, the fund's duration (a measure of interest-rate sensitivity) and yield-curve positioning detracted, with performance hurt especially by the portfolio's longer duration and overweight in 10-year bonds.
•Pricing factors modestly detracted from relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 16, 2023 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	2.70%	4.60%
Fidelity Municipal Core Plus Bond Composite Index	2.65%	3.55%
Bloomberg Municipal Bond Index	2.08%	3.39%
A   From February 16, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$68,239,439
Number of Holdings	347
Total Advisory Fee	$243,347
Portfolio Turnover	21%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	24.1
Health Care	17.4
Transportation	12.4
Education	12.4
Special Tax	6.5
Housing	6.3
Others(Individually Less Than 5%)	20.9
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 7.4
AA - 28.9
A - 30.4
BBB - 19.6
BB - 2.1
B - 0.4
Not Rated - 7.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	10.6
New Jersey	8.0
Florida	6.4
Texas	5.6
Georgia	5.5

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on January 13, 2025.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912684.100    7335-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Municipal Core Plus Bond Fund Fidelity® Municipal Core Plus Bond Fund : FMBAX

This annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Core Plus Bond Fund	$ 37	0.37%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Fidelity Municipal Core Plus Bond Composite Index for the fiscal year.
•This included an overweight in hospital bonds and in bonds issued by Puerto Rico, which outperformed the index as credit spreads tightened.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another top contributor to performance versus the Composite index.
•In contrast, the fund's duration (a measure of interest-rate sensitivity) and yield-curve positioning detracted, with performance hurt especially by the portfolio's longer duration and overweight in 10-year bonds.
•Pricing factors modestly detracted from relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 16, 2023 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Municipal Core Plus Bond Fund	2.64%	4.54%
Fidelity Municipal Core Plus Bond Composite Index	2.65%	3.55%
Bloomberg Municipal Bond Index	2.08%	3.39%
A   From February 16, 2023
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$68,239,439
Number of Holdings	347
Total Advisory Fee	$243,347
Portfolio Turnover	21%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	24.1
Health Care	17.4
Transportation	12.4
Education	12.4
Special Tax	6.5
Housing	6.3
Others(Individually Less Than 5%)	20.9
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 7.4
AA - 28.9
A - 30.4
BBB - 19.6
BB - 2.1
B - 0.4
Not Rated - 7.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	10.6
New Jersey	8.0
Florida	6.4
Texas	5.6
Georgia	5.5

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on January 13, 2025.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912679.100    7330-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class Z : FASVX

This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.31%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•The fund's credit-quality positioning was another top contributor to performance versus the index, including an overweight in lower-rated investment-grade municipal securities that outperformed as credit spreads tightened.
•Underweights in certain higher-quality bonds, including securities backed by the state of California, New York City Transitional Finance Authority bonds and New York Personal Income Tax bonds, boosted the relative result. An overweight in bonds backed by the New York Metropolitan Transportation Authority also was beneficial.
•In contrast, the fund's interest-rate positioning, with its somewhat longer-than-index duration, detracted from relative performance.
•Pricing factors also detracted. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	2.34%	3.30%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	1.84%	2.55%
Bloomberg Municipal Bond Index	2.08%	2.38%
A   From April 13, 2022
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$16,775,922
Number of Holdings	242
Total Advisory Fee	$70,745
Portfolio Turnover	17%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	28.1
Health Care	18.9
Education	17.0
Electric Utilities	9.3
Housing	9.1
Special Tax	6.2
Transportation	5.6
Others(Individually Less Than 5%)	5.8
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.7
AA - 43.5
A - 32.7
BBB - 13.4
BB - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	8.1
Illinois	7.6
California	7.5
Alabama	7.2
New Jersey	5.5

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912668.100    6537-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Sustainable Municipal Income Fund Fidelity® SAI Sustainable Municipal Income Fund : FASWX

This annual shareholder report contains information about Fidelity® SAI Sustainable Municipal Income Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Municipal Income Fund	$ 36	0.36%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg 3+ Year Municipal Bond Index for the fiscal year.
•This included an overweight in lower-quality securities, which outperformed the index as credit spreads tightened.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another key contributor to relative performance.
•In contrast, the fund's yield-curve positioning modestly detracted.
•Pricing factors detracted from relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may  affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Sustainable Municipal Income Fund	1.82%	3.43%
Bloomberg 3+ Year Municipal Bond Index	1.96%	2.35%
Bloomberg Municipal Bond Index	2.08%	2.38%
A   From April 13, 2022
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$35,260,791
Number of Holdings	312
Total Advisory Fee	$89,891
Portfolio Turnover	3%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	33.9
Health Care	20.3
Education	16.1
Electric Utilities	12.4
Special Tax	7.1
Others(Individually Less Than 5%)	10.2
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 7.7
AA - 50.7
A - 34.4
BBB - 8.5
BB - 0.3
Not Rated - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (1.8)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	9.7
California	9.2
Illinois	8.2
Florida	7.0
Massachusetts	6.7

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912669.100    6538-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Municipal Core Plus Bond Fund Fidelity Advisor® Municipal Core Plus Bond Fund Class C : FMBEX

This annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 138	1.37%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Fidelity Municipal Core Plus Bond Composite Index for the fiscal year.
•This included an overweight in hospital bonds and in bonds issued by Puerto Rico, which outperformed the index as credit spreads tightened.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another top contributor to performance versus the Composite index.
•In contrast, the fund's duration (a measure of interest-rate sensitivity) and yield-curve positioning detracted, with performance hurt especially by the portfolio's longer duration and overweight in 10-year bonds.
•Pricing factors modestly detracted from relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 16, 2023 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	0.59%	3.49%
Class C	1.57%	3.49%
Fidelity Municipal Core Plus Bond Composite Index	2.65%	3.55%
Bloomberg Municipal Bond Index	2.08%	3.39%
A   From February 16, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$68,239,439
Number of Holdings	347
Total Advisory Fee	$243,347
Portfolio Turnover	21%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	24.1
Health Care	17.4
Transportation	12.4
Education	12.4
Special Tax	6.5
Housing	6.3
Others(Individually Less Than 5%)	20.9
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 7.4
AA - 28.9
A - 30.4
BBB - 19.6
BB - 2.1
B - 0.4
Not Rated - 7.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	10.6
New Jersey	8.0
Florida	6.4
Texas	5.6
Georgia	5.5

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on January 13, 2025.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912681.100    7332-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Series Large Cap Value Index Fund Fidelity® Series Large Cap Value Index Fund : FIOOX

This annual shareholder report contains information about Fidelity® Series Large Cap Value Index Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Value Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, financials gained 38% and contributed most to the fund's performance for the fiscal year. Industrials, which gained roughly 27%, also helped, benefiting from the capital goods industry (+31%), as did information technology, which advanced 16%, lifted by the software & services industry (+36%). The consumer staples sector rose 17%, while utilities gained 29% and consumer discretionary advanced approximately 15%. Other contributors included the health care (+4%), real estate (+14%), energy (+8%), communication services (+10%) and materials (+9%) sectors.
•Turning to individual stocks, the biggest contributor was JPMorgan Chase (+57%), from the banks industry. Within the same category, Wells Fargo gained 61% and helped. Walmart (+80%), from the consumer staples distribution & retail category, helped. Berkshire Hathaway (+22%), a stock in the financial services industry, lifted the fund. Lastly, in capital goods, GE Aerospace gained roughly 95% and also lifted the fund.
•In contrast, the biggest detractor was Intel (-54%), from the semiconductors & semiconductor equipment category. Within the same category, Advanced Micro Devices returned -30% and hurt the fund. Another notable detractor was Comcast (-25%), a stock in the media & entertainment group. In pharmaceuticals, biotechnology & life sciences, Regeneron Pharmaceuticals returned about -29% and detracted. Lastly, Mondelez International, within the food, beverage & tobacco group, returned -21% and also hurt the fund.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Large Cap Value Index Fund	19.59%	10.19%	9.44%
Russell 1000® Value Index	19.54%	10.15%	9.42%
Russell 1000® Index	26.71%	14.97%	13.54%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$8,440,879,684
Number of Holdings	876
Total Advisory Fee	$0
Portfolio Turnover	26%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.4
Industrials	14.7
Health Care	14.5
Information Technology	9.3
Consumer Staples	7.7
Energy	6.5
Consumer Discretionary	6.1
Real Estate	4.6
Utilities	4.5
Materials	4.2
Communication Services	4.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.8
Ireland - 1.0
Canada - 0.1
Bailiwick Of Jersey - 0.1
United Kingdom - 0.0
Bermuda - 0.0
Puerto Rico - 0.0
Brazil - 0.0
Belgium - 0.0

TOP HOLDINGS (% of Fund's net assets)
Berkshire Hathaway Inc Class B	3.4
JPMorgan Chase & Co	3.0
Exxon Mobil Corp	2.0
UnitedHealth Group Inc	1.9
Walmart Inc	1.7
Johnson & Johnson	1.4
Bank of America Corp	1.3
Procter & Gamble Co/The	1.2
Wells Fargo & Co	1.1
Chevron Corp	1.1
18.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912635.100    2612-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class I : FASUX

This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.37%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•The fund's credit-quality positioning was another top contributor to performance versus the index, including an overweight in lower-rated investment-grade municipal securities that outperformed as credit spreads tightened.
•Underweights in certain higher-quality bonds, including securities backed by the state of California, New York City Transitional Finance Authority bonds and New York Personal Income Tax bonds, boosted the relative result. An overweight in bonds backed by the New York Metropolitan Transportation Authority also was beneficial.
•In contrast, the fund's interest-rate positioning, with its somewhat longer-than-index duration, detracted from relative performance.
•Pricing factors also detracted. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	2.28%	3.24%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	1.84%	2.55%
Bloomberg Municipal Bond Index	2.08%	2.38%
A   From April 13, 2022
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$16,775,922
Number of Holdings	242
Total Advisory Fee	$70,745
Portfolio Turnover	17%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	28.1
Health Care	18.9
Education	17.0
Electric Utilities	9.3
Housing	9.1
Special Tax	6.2
Transportation	5.6
Others(Individually Less Than 5%)	5.8
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.7
AA - 43.5
A - 32.7
BBB - 13.4
BB - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	8.1
Illinois	7.6
California	7.5
Alabama	7.2
New Jersey	5.5

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912667.100    6536-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Municipal Core Plus Bond Fund Fidelity Advisor® Municipal Core Plus Bond Fund Class M : FMBFX

This annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 63	0.62%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Fidelity Municipal Core Plus Bond Composite Index for the fiscal year.
•This included an overweight in hospital bonds and in bonds issued by Puerto Rico, which outperformed the index as credit spreads tightened.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another top contributor to performance versus the Composite index.
•In contrast, the fund's duration (a measure of interest-rate sensitivity) and yield-curve positioning detracted, with performance hurt especially by the portfolio's longer duration and overweight in 10-year bonds.
•Pricing factors modestly detracted from relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 16, 2023 through January 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 4.00% sales charge)	-1.71%	2.13%
Class M (without 4.00% sales charge)	2.38%	4.28%
Fidelity Municipal Core Plus Bond Composite Index	2.65%	3.55%
Bloomberg Municipal Bond Index	2.08%	3.39%
A   From February 16, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$68,239,439
Number of Holdings	347
Total Advisory Fee	$243,347
Portfolio Turnover	21%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	24.1
Health Care	17.4
Transportation	12.4
Education	12.4
Special Tax	6.5
Housing	6.3
Others(Individually Less Than 5%)	20.9
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 7.4
AA - 28.9
A - 30.4
BBB - 19.6
BB - 2.1
B - 0.4
Not Rated - 7.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	10.6
New Jersey	8.0
Florida	6.4
Texas	5.6
Georgia	5.5

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on January 13, 2025.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912682.100    7333-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity® Sustainable Intermediate Municipal Income Fund : FSIKX

This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Intermediate Municipal Income Fund	$ 37	0.37%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•The fund's credit-quality positioning was another top contributor to performance versus the index, including an overweight in lower-rated investment-grade municipal securities that outperformed as credit spreads tightened.
•Underweights in certain higher-quality bonds, including securities backed by the state of California, New York City Transitional Finance Authority bonds and New York Personal Income Tax bonds, boosted the relative result. An overweight in bonds backed by the New York Metropolitan Transportation Authority also was beneficial.
•In contrast, the fund's interest-rate positioning, with its somewhat longer-than-index duration, detracted from relative performance.
•Pricing factors also detracted. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Intermediate Municipal Income Fund	2.28%	3.24%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	1.84%	2.55%
Bloomberg Municipal Bond Index	2.08%	2.38%
A   From April 13, 2022
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$16,775,922
Number of Holdings	242
Total Advisory Fee	$70,745
Portfolio Turnover	17%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	28.1
Health Care	18.9
Education	17.0
Electric Utilities	9.3
Housing	9.1
Special Tax	6.2
Transportation	5.6
Others(Individually Less Than 5%)	5.8
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.7
AA - 43.5
A - 32.7
BBB - 13.4
BB - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	8.1
Illinois	7.6
California	7.5
Alabama	7.2
New Jersey	5.5

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912663.100    6532-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Municipal Core Plus Bond Fund Fidelity Advisor® Municipal Core Plus Bond Fund Class A : FMBMX

This annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	0.62%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Fidelity Municipal Core Plus Bond Composite Index for the fiscal year.
•This included an overweight in hospital bonds and in bonds issued by Puerto Rico, which outperformed the index as credit spreads tightened.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another top contributor to performance versus the Composite index.
•In contrast, the fund's duration (a measure of interest-rate sensitivity) and yield-curve positioning detracted, with performance hurt especially by the portfolio's longer duration and overweight in 10-year bonds.
•Pricing factors modestly detracted from relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 16, 2023 through January 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 4.00% sales charge)	-1.71%	2.13%
Class A (without 4.00% sales charge)	2.38%	4.28%
Fidelity Municipal Core Plus Bond Composite Index	2.65%	3.55%
Bloomberg Municipal Bond Index	2.08%	3.39%
A   From February 16, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$68,239,439
Number of Holdings	347
Total Advisory Fee	$243,347
Portfolio Turnover	21%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	24.1
Health Care	17.4
Transportation	12.4
Education	12.4
Special Tax	6.5
Housing	6.3
Others(Individually Less Than 5%)	20.9
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 7.4
AA - 28.9
A - 30.4
BBB - 19.6
BB - 2.1
B - 0.4
Not Rated - 7.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	10.6
New Jersey	8.0
Florida	6.4
Texas	5.6
Georgia	5.5

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on January 13, 2025.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912680.100    7331-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class A : FASJX

This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	0.62%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•The fund's credit-quality positioning was another top contributor to performance versus the index, including an overweight in lower-rated investment-grade municipal securities that outperformed as credit spreads tightened.
•Underweights in certain higher-quality bonds, including securities backed by the state of California, New York City Transitional Finance Authority bonds and New York Personal Income Tax bonds, boosted the relative result. An overweight in bonds backed by the New York Metropolitan Transportation Authority also was beneficial.
•In contrast, the fund's interest-rate positioning, with its somewhat longer-than-index duration, detracted from relative performance.
•Pricing factors also detracted. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through January 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 4.00% sales charge)	-2.06%	1.50%
Class A (without 4.00% sales charge)	2.03%	2.98%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	1.84%	2.55%
Bloomberg Municipal Bond Index	2.08%	2.38%
A   From April 13, 2022
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$16,775,922
Number of Holdings	242
Total Advisory Fee	$70,745
Portfolio Turnover	17%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	28.1
Health Care	18.9
Education	17.0
Electric Utilities	9.3
Housing	9.1
Special Tax	6.2
Transportation	5.6
Others(Individually Less Than 5%)	5.8
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.7
AA - 43.5
A - 32.7
BBB - 13.4
BB - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	8.1
Illinois	7.6
California	7.5
Alabama	7.2
New Jersey	5.5

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912664.100    6533-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund : FASYX

This annual shareholder report contains information about Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund	$ 20	0.20%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg Municipal 1 Year (1-2Y) Bond Index for the fiscal year.
•Exposure to certain lower-quality bonds, including those backed by environmental services firm Republic Services and investor-owned utility Georgia Power, was another top contributor to performance versus the index, given that the securities outperformed as credit spreads tightened.
•Pricing factors also contributed to relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's exposure to three- and four-year bonds detracted versus the index, as this part of the yield curve underperformed shorter-term municipal securities.
Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 16, 2022 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund	3.49%	3.02%
Fidelity Conservative Income Municipal Bond Composite Index℠	3.35%	2.87%
Bloomberg Municipal Bond 1 Year (1-2 Y) Index	3.28%	2.66%
Bloomberg Municipal Bond Index	2.08%	3.67%
A   From June 16, 2022
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$18,758,471
Number of Holdings	104
Total Advisory Fee	$32,624
Portfolio Turnover	75%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	15.0
Health Care	14.4
Electric Utilities	14.0
Synthetics	13.0
Housing	12.0
Resource Recovery	10.1
Education	6.2
Industrial Development	5.8
Others(Individually Less Than 5%)	9.5
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 15.5
AA - 23.6
A - 38.7
BBB - 11.5
Not Rated - 5.3
Short-Term Investments and Net Other Assets (Liabilities) - 5.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	12.7
New York	11.0
Florida	10.4
Pennsylvania	6.2
Alabama	5.5

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912670.100    6539-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Tax-Free Bond Fund Fidelity® Tax-Free Bond Fund : FTABX

This annual shareholder report contains information about Fidelity® Tax-Free Bond Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Free Bond Fund	$ 25	0.25%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3+ Year Non-AMT Municipal Bond Index.
•Credit-quality positioning also helped. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Specifically, overweights in bonds from the State of Illinois and the U.S. territory Puerto Rico, two lower-rated issuers, notably contributed.
•In contrast, holdings in bonds backed by Jackson Hospital (Mississippi) detracted, as its financial struggles caused the securities to lag the index.
•Pricing factors detracted from relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $25,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Tax-Free Bond Fund	2.34%	0.84%	2.33%
Bloomberg 3+ Year Non-AMT Municipal Bond Index	1.90%	0.64%	2.22%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$3,439,297,883
Number of Holdings	1,280
Total Advisory Fee	$14,328,062
Portfolio Turnover	15%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	29.1
Health Care	19.7
Transportation	14.0
Special Tax	10.8
Education	8.9
Electric Utilities	7.5
Others(Individually Less Than 5%)	10.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 6.5
AA - 32.6
A - 43.9
BBB - 8.5
BB - 1.0
B - 0.5
CCC,CC,C - 0.0
Not Rated - 4.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	12.2
New York	8.5
Texas	7.6
New Jersey	7.0
Pennsylvania	5.8

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912631.100    90-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® SAI Conservative Income Municipal Bond Fund Fidelity® SAI Conservative Income Municipal Bond Fund : FSMJX

This annual shareholder report contains information about Fidelity® SAI Conservative Income Municipal Bond Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Conservative Income Municipal Bond Fund	$ 20	0.20%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg Municipal 1 Year (1-2Y) Bond Index for the fiscal year.
•An overweight in lower-quality bonds was another top contributor to performance versus the index, given that they outperformed as credit spreads tightened.
•Exposure to high-quality bonds from Texas PSF, an endowment fund that backs that state's school district bonds, also boosted the fund's relative performance.
•In contrast, the fund's exposure to three- and four-year bonds detracted versus the index, as this part of the yield curve underperformed shorter-term municipal securities

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
November 6, 2023 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Conservative Income Municipal Bond Fund	3.44%	3.90%
Fidelity Conservative Income Municipal Bond Composite Index℠	3.35%	3.69%
Bloomberg Municipal Bond 1 Year (1-2 Y) Index	3.28%	3.95%
Bloomberg Municipal Bond Index	2.08%	6.71%
A   From November 6, 2023
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,559,440,083
Number of Holdings	576
Total Advisory Fee	$2,730,972
Portfolio Turnover	58%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
Synthetics	23.6
General Obligations	14.7
Electric Utilities	9.4
Resource Recovery	8.8
Industrial Development	8.6
Transportation	7.4
Housing	7.3
Health Care	7.3
Others(Individually Less Than 5%)	12.9
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 13.2
AA - 20.7
A - 38.5
BBB - 14.5
Not Rated - 6.6
Short-Term Investments and Net Other Assets (Liabilities) - 6.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.2
Florida	9.3
California	7.4
Alabama	6.2
Pennsylvania	6.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912686.100    7554-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Municipal Core Plus Bond Fund Fidelity Advisor® Municipal Core Plus Bond Fund Class I : FMBGX

This annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.37%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Fidelity Municipal Core Plus Bond Composite Index for the fiscal year.
•This included an overweight in hospital bonds and in bonds issued by Puerto Rico, which outperformed the index as credit spreads tightened.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another top contributor to performance versus the Composite index.
•In contrast, the fund's duration (a measure of interest-rate sensitivity) and yield-curve positioning detracted, with performance hurt especially by the portfolio's longer duration and overweight in 10-year bonds.
•Pricing factors modestly detracted from relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 16, 2023 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	2.64%	4.54%
Fidelity Municipal Core Plus Bond Composite Index	2.65%	3.55%
Bloomberg Municipal Bond Index	2.08%	3.39%
A   From February 16, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$68,239,439
Number of Holdings	347
Total Advisory Fee	$243,347
Portfolio Turnover	21%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	24.1
Health Care	17.4
Transportation	12.4
Education	12.4
Special Tax	6.5
Housing	6.3
Others(Individually Less Than 5%)	20.9
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 7.4
AA - 28.9
A - 30.4
BBB - 19.6
BB - 2.1
B - 0.4
Not Rated - 7.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	10.6
New Jersey	8.0
Florida	6.4
Texas	5.6
Georgia	5.5

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on January 13, 2025.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912683.100    7334-TSRA-0425

Item 2.

Code of Ethics

As of the end of the period, January 31, 2025, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity SAI Conservative Income Municipal Bond Fund, Fidelity SAI Tax-Free Bond Fund, Fidelity Series Large Cap Value Index Fund, and Fidelity Tax-Free Bond Fund (the “Funds”):

Services Billed by Deloitte Entities

January 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Conservative Income Municipal Bond Fund	$49,100	$-	$8,200	$800
Fidelity SAI Tax-Free Bond Fund	$49,600	$-	$11,500	$1,000
Fidelity Series Large Cap Value Index Fund	$45,900	$-	$10,500	$1,000
Fidelity Tax-Free Bond Fund	$51,200	$-	$8,100	$1,100

January 31, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Conservative Income Municipal Bond Fund	$28,700	$-	$7,600	$100
Fidelity SAI Tax-Free Bond Fund	$49,800	$-	$7,600	$1,200
Fidelity Series Large Cap Value Index Fund	$44,500	$-	$9,200	$1,100
Fidelity Tax-Free Bond Fund	$51,200	$-	$7,200	$1,200

A Amounts may reflect rounding.

B Fidelity SAI Conservative Income Municipal Bond Fund commenced operations on November 06, 2023.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Municipal Core Plus Bond Fund, Fidelity SAI Sustainable Conservative Income Municipal Bond Fund, Fidelity SAI Sustainable Municipal Income Fund, and Fidelity Sustainable Intermediate Municipal Income Fund (the “Funds”):

Services Billed by PwC

January 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Core Plus Bond Fund	$51,200	$3,700	$6,500	$1,600
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	$46,300	$3,600	$5,600	$1,600
Fidelity SAI Sustainable Municipal Income Fund	$50,800	$4,000	$5,600	$1,700
Fidelity Sustainable Intermediate Municipal Income Fund	$49,400	$3,900	$5,600	$1,700

January 31, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Core Plus Bond Fund	$43,700	$3,400	$6,300	$1,400
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	$44,600	$3,300	$5,400	$1,400
Fidelity SAI Sustainable Municipal Income Fund	$49,000	$3,600	$5,400	$1,500
Fidelity Sustainable Intermediate Municipal Income Fund	$47,600	$3,500	$5,400	$1,500

A Amounts may reflect rounding.
B Fidelity Municipal Core Plus Bond Fund commenced operations on February 16, 2023.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	January 31, 2025A	January 31, 2024A,B
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,444,500	$935,000

A Amounts may reflect rounding.

B May include amounts billed prior to the SAI Conservative Income Municipal Bond Fund’s commencement of operations.

Services Billed by PwC

	January 31, 2025A	January 31, 2024A,B
Audit-Related Fees	$10,640,500	$8,881,200
Tax Fees	$1,000	$61,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Municipal Core Plus Bond Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	January 31, 2025A	January 31, 2024A,B
Deloitte Entities	$2,838,000	$6,334,700
PwC	$15,838,100	$14,279,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity SAI Conservative Income Municipal Bond Fund and Fidelity Municipal Core Plus Bond Funds’ commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Tax-Free Bond Fund

Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Tax-Free Bond Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 97.0%
	Principal Amount (a)	Value ($)
Alabama - 2.4%
Education - 0.5%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2035	1,010,000	1,098,061
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2040	1,400,000	1,508,655
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2033	270,000	264,272
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2035	880,000	849,337
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2037	1,180,000	1,118,165
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2038	225,000	211,013
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2039	1,605,000	1,488,206
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	3,845,000	3,477,398
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2044	2,265,000	1,990,870
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	530,000	451,261
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	790,000	827,156
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2054	1,115,000	1,159,767
University AL Gen Rev 5% 7/1/2031	2,755,000	2,989,648
		17,433,809
Electric Utilities - 0.0%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	1,615,000	1,624,900
General Obligations - 1.9%
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	4,925,000	5,236,738
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2029 (Morgan Stanley Guaranteed)	1,260,000	1,267,802
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2030 (Morgan Stanley Guaranteed)	955,000	962,606
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2031 (Morgan Stanley Guaranteed)	825,000	827,389
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	20,155,000	20,033,901
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	23,920,000	25,580,948
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	7,095,000	7,443,452
		61,352,836
Health Care - 0.0%
Montgomery Ala Med Clinic Brd Health Care Fac Rev (Jackson Hospital & Clinic Proj.) Series 2015, 5% (c)(d)	2,315,000	856,550
Montgomery Ala Med Clinic Brd Health Care Fac Rev (Jackson Hospital & Clinic Proj.) Series 2015, 5% (c)(d)	55,000	20,350
		876,900
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2029	1,555,000	1,665,948
TOTAL ALABAMA		82,954,393
Alaska - 0.0%
General Obligations - 0.0%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2033 (e)	1,000,000	1,120,448
Arizona - 3.4%
Education - 0.4%
Arizona Brd Regents Ctfs Partn (University AZ Univ Revs Proj.) Series 2018B, 5% 6/1/2027	470,000	491,284
Arizona Brd Regents Ctfs Partn (University AZ Univ Revs Proj.) Series 2018B, 5% 6/1/2030	1,390,000	1,474,771
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)(d)	1,030,000	566,500
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)(d)	945,000	519,750
Arizona St Univ Revs Series 2021 C, 5% 7/1/2032	1,150,000	1,276,230
Arizona St Univ Revs Series 2021 C, 5% 7/1/2034	1,180,000	1,301,965
Arizona St Univ Revs Series 2021 C, 5% 7/1/2035	945,000	1,039,575
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2049	1,060,000	1,059,721
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2054	3,335,000	3,287,677
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2042 (Build America Mutual Assurance Co Insured)	1,950,000	2,095,273
		13,112,746
Electric Utilities - 1.3%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	41,490,000	45,067,745
General Obligations - 0.3%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	2,445,000	2,235,170
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	1,710,000	1,626,400
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2032 (Assured Guaranty Municipal Corp Insured)	1,300,000	1,464,288
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2037 (Assured Guaranty Municipal Corp Insured)	1,300,000	1,451,952
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2041 (Assured Guaranty Municipal Corp Insured)	1,850,000	2,020,929
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2043 (Assured Guaranty Municipal Corp Insured)	1,205,000	1,304,604
Scottsdale AZ Uni Sch Dist #48 5% 7/1/2031	755,000	789,232
		10,892,575
Health Care - 0.5%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 4.08% tender 1/1/2037 (b)(f)	935,000	912,671
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2038	1,415,000	1,420,876
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2039	1,415,000	1,416,922
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2037	385,000	386,658
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2038	420,000	421,119
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2039	380,000	379,700
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2040	410,000	399,840
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,000,000	926,976
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2031	185,000	198,314
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2032	285,000	304,942
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2033	390,000	416,153
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2034	330,000	351,333
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	145,000	143,353
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	190,000	174,155
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	4,000,000	3,091,586
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	2,375,000	1,809,752
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (g)	1,735,000	1,556,828
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (g)	3,290,000	2,693,214
		17,004,392
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	1,519,202	1,448,981
Special Tax - 0.2%
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (h)	4,720,000	5,713,304
Transportation - 0.7%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2045	6,800,000	7,000,809
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2030	1,040,000	1,115,886
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	335,000	357,515
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2036	560,000	589,594
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2037	490,000	513,879
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2038	785,000	820,203
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2030	2,475,000	2,585,255
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 A, 5% 7/1/2044	5,300,000	5,500,867
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2034	1,890,000	1,958,680
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2035	1,890,000	1,956,284
		22,398,972
TOTAL ARIZONA		115,638,715
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2035	405,000	416,383
California - 4.5%
Education - 1.1%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2035	2,020,000	2,113,836
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2038	2,830,000	2,942,219
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2043	3,775,000	3,874,080
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2025	945,000	949,864
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2026	945,000	966,842
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2027	945,000	966,756
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2028	945,000	966,050
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2032	1,180,000	1,203,073
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2033	1,415,000	1,441,185
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2040	945,000	956,025
University CA Revs 3% 5/15/2051	4,325,000	3,387,963
University CA Revs 5% 5/15/2036	1,520,000	1,579,864
University CA Revs Series 2025 BZ, 5% 5/15/2032 (e)	15,000,000	17,198,633
		38,546,390
General Obligations - 2.3%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	5,140,000	5,444,838
California St Pub Wks Brd Lse 5% 8/1/2032	2,190,000	2,455,434
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	19,065,000	20,761,332
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2032	8,225,000	9,346,457
Mt Diablo CA Unified Sch Dist 4% 8/1/2029	1,800,000	1,903,423
Mt Diablo CA Unified Sch Dist 4% 8/1/2033	1,425,000	1,511,411
Poway CA Unified Sch Dist 0% 8/1/2032 (i)	1,225,000	954,024
Poway CA Unified Sch Dist 0% 8/1/2033 (i)	4,105,000	3,070,919
Poway CA Unified Sch Dist 0% 8/1/2037 (i)	7,555,000	4,762,861
Poway CA Unified Sch Dist 0% 8/1/2038 (i)	8,400,000	5,052,147
Poway CA Unified Sch Dist 0% 8/1/2039 (i)	6,815,000	3,907,956
Poway CA Unified Sch Dist 0% 8/1/2041 (i)	4,625,000	2,402,619
Poway CA Unified Sch Dist 0% 8/1/2051 (i)	1,355,000	403,011
San Diego CA Comm Coll Dist 0% 8/1/2035 (i)	2,830,000	1,964,399
San Diego CA Uni Sch Dist 0% 7/1/2034 (i)	1,225,000	879,015
San Diego CA Uni Sch Dist 0% 7/1/2037 (i)	4,820,000	3,031,074
San Diego CA Uni Sch Dist 0% 7/1/2047 (h)	2,455,000	1,934,830
San Marcos Unified School District 0% 8/1/2047 (i)	3,495,000	1,296,884
State of California 5% 9/1/2034	5,000,000	5,826,406
State of California Gen. Oblig. 5.25% 12/1/2033	35,000	35,077
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,011
		76,949,128
Health Care - 0.0%
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (c)(d)	560,905	476,770
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	2,312,715	2,210,396
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	5,695,228	5,848,150
		8,058,546
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	1,000,000	897,948
Special Tax - 0.1%
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2027	990,000	998,791
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2030	1,295,000	1,305,367
Sacramento CA Fin Auth 0% 12/1/2026 (National Public Finance Guarantee Corporation Insured) (i)	1,510,000	1,418,856
		3,723,014
Tobacco Bonds - 0.3%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (i)	44,735,000	5,233,132
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2027	945,000	975,487
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2028	1,425,000	1,488,515
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2029	945,000	997,906
		8,695,040
Transportation - 0.5%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Municipal Corp Insured) (i)	485,000	131,959
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2053 (Assured Guaranty Municipal Corp Insured) (i)	1,665,000	430,091
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2052	14,945,000	15,818,753
		16,380,803
TOTAL CALIFORNIA		153,727,639
Colorado - 0.6%
Electric Utilities - 0.2%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	1,370,000	1,393,634
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	5,485,000	5,532,072
		6,925,706
Escrowed/Pre-Refunded - 0.1%
Colorado Health Facilities Authority 5% 9/1/2025 (Escrowed to Maturity)	245,000	248,018
Colorado Health Facilities Authority 5% 9/1/2028 (Pre-refunded to 9/1/2027 at 100)	2,075,000	2,180,037
Colorado Health Facilities Authority Series 2020A, 4% 9/1/2050 (Pre-refunded to 9/1/2030 at 100)	1,020,000	1,086,700
		3,514,755
Health Care - 0.3%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	2,600,000	1,934,985
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	2,970,000	2,315,934
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	4,390,000	3,956,665
		8,207,584
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	515,000	519,711
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	955,000	935,632
		1,455,343
Special Tax - 0.0%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	781,000	768,512
TOTAL COLORADO		20,871,900
Connecticut - 2.5%
Education - 0.6%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	1,680,000	1,502,182
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2037	945,000	998,995
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2038	1,415,000	1,489,218
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2039	1,465,000	1,536,349
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	1,165,000	974,389
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2049	1,395,000	1,064,199
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2032	520,000	518,120
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2033	470,000	465,904
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2034	235,000	231,559
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2034	990,000	1,020,499
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2035	1,135,000	1,167,858
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2036	380,000	390,208
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2037	1,470,000	1,506,121
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2042	3,570,000	3,624,992
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	1,415,000	1,453,298
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2035	1,210,000	1,230,652
		19,174,543
General Obligations - 0.4%
Connecticut St Gen. Oblig. 3% 6/1/2040	1,000,000	866,474
Connecticut St Gen. Oblig. Series 2018 F, 5% 9/15/2027	945,000	998,578
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2034	6,615,000	6,861,230
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,000,000	940,363
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	960,000	850,777
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	1,230,000	1,069,314
Connecticut St Series 2024 G, 3% 11/15/2042	695,000	598,920
Connecticut St Series 2024 G, 3% 11/15/2043	435,000	370,540
New Haven CT Gen. Oblig. 5% 8/15/2025 (Assured Guaranty Municipal Corp Insured)	540,000	545,733
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2029 (Assured Guaranty Municipal Corp Insured)	3,885,000	4,202,960
		17,304,889
Health Care - 0.7%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (d)(g)	1,325,000	861,250
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (d)(g)	1,925,000	1,251,250
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (g)	1,100,000	1,010,499
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) Series G1, 5% 7/1/2044 (g)	1,295,000	1,234,093
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2039	2,830,000	2,798,490
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2045	3,985,000	3,693,723
Connecticut St Health & Edl Facs Auth Revenue (Hartford Healthcare Proj.) 5% tender 7/1/2053 (b)	4,445,000	4,565,396
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2037	3,305,000	3,305,566
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	4,215,000	3,843,170
		22,563,437
Housing - 0.0%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 B 1, 4% 5/15/2049	745,000	749,773
Special Tax - 0.8%
Connecticut St Gen. Oblig. 3% 1/15/2040	2,625,000	2,282,073
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2037	7,360,000	8,395,675
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2043	6,420,000	7,022,690
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2044	2,970,000	3,230,922
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (g)	1,895,000	1,922,440
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (g)	2,950,000	2,965,437
		25,819,237
TOTAL CONNECTICUT		85,611,879
District Of Columbia - 1.1%
General Obligations - 0.1%
District Columbia Gen. Oblig. Series 2017 A, 5% 6/1/2033	2,170,000	2,259,531
Health Care - 0.3%
District Columbia Hosp Rev (Childrens National Med Ctr, DC Proj.) 5% 7/15/2029	3,775,000	3,837,309
District Columbia Hosp Rev (Childrens National Med Ctr, DC Proj.) 5% 7/15/2030	6,130,000	6,227,428
		10,064,737
Special Tax - 0.3%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2033	4,290,000	4,456,381
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	7,090,000	7,489,068
		11,945,449
Transportation - 0.4%
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2033	1,180,000	1,252,154
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2034	1,890,000	2,000,369
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2036	1,890,000	1,986,384
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	4,210,000	3,136,695
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	4,975,000	4,577,517
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 3% 10/1/2053 (Assured Guaranty Municipal Corp Insured)	2,400,000	1,716,195
		14,669,314
TOTAL DISTRICT OF COLUMBIA		38,939,031
Florida - 4.9%
Education - 0.5%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2029	1,650,000	1,732,881
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2043	1,600,000	1,717,416
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2049	2,205,000	2,315,687
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2054 (g)	2,000,000	2,001,746
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2059 (g)	1,900,000	1,888,714
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2027	615,000	633,556
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2049	4,530,000	3,442,339
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2044	720,000	738,665
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	1,340,000	1,365,023
		15,836,027
Electric Utilities - 0.6%
Florida St Mun Pwr Agy Rev 5% 10/1/2028	380,000	405,820
Florida St Mun Pwr Agy Rev 5% 10/1/2030	930,000	956,290
Florida St Mun Pwr Agy Rev 5% 10/1/2031	1,015,000	1,042,863
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2029	1,180,000	1,194,729
Gainesville FL Utils Sys Rev Series A, 5% 10/1/2035	4,720,000	4,904,024
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2038	1,500,000	1,694,123
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2037	9,000,000	10,222,650
		20,420,499
Escrowed/Pre-Refunded - 0.0%
Halifax Hosp Med Ctr FL Hosp Series 2015, 5% 6/1/2028 (Pre-refunded to 6/1/2025 at 100)	620,000	624,419
General Obligations - 1.6%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2028	1,505,000	1,543,800
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	965,000	986,655
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2015B, 5% 7/1/2029	6,025,000	6,072,820
Hillsborough Cnty FL Sch Brd 5% 7/1/2026	7,555,000	7,609,237
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015A, 5% 5/1/2029	11,680,000	11,740,477
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016A, 5% 5/1/2032	9,440,000	9,635,118
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016B, 5% 8/1/2026	4,255,000	4,384,970
Miami-Dade Cnty Fla Gen. Oblig. Series 2020, 2.25% 7/1/2038	1,000,000	769,676
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2027	470,000	481,858
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2028	3,775,000	3,866,748
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2030	1,890,000	1,932,663
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2032	3,125,000	3,191,942
Volusia Cnty FL Sch Brd Ctfs (Volusia Cnty FL School Dist Proj.) Series 2016A, 5% 8/1/2031 (Build America Mutual Assurance Co Insured)	2,090,000	2,132,261
		54,348,225
Health Care - 1.2%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2032	2,220,000	2,451,810
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	3,645,000	3,410,832
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2049 (Assured Guaranty Municipal Corp Insured)	1,380,000	1,447,839
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2054 (Assured Guaranty Municipal Corp Insured)	1,655,000	1,722,874
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	530,000	562,853
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	670,000	723,740
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	2,255,000	2,031,438
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2024 B, 5% tender 8/1/2056 (b)	4,730,000	5,080,429
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, FL Proj.) 5% 8/15/2026	1,890,000	1,945,960
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, FL Proj.) 5% 8/15/2034	2,595,000	2,683,894
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2014, 5% 11/15/2039	1,445,000	1,445,307
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2019B, 5% 5/15/2053	3,690,000	3,631,516
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	3,205,000	3,042,944
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2029	1,395,000	1,454,976
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2032	3,700,000	3,835,341
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	665,000	685,046
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2042	1,605,000	1,631,404
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2029	1,345,000	1,356,761
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2036	1,040,000	1,043,258
		40,188,222
Housing - 0.1%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	1,305,000	1,323,862
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	1,820,000	1,826,890
		3,150,752
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	220,000	223,212
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	400,000	402,067
		625,279
Transportation - 0.9%
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2046	1,000,000	796,125
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2035	1,510,000	1,537,987
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	2,020,000	2,215,535
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2030	2,360,000	2,363,577
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2040	3,115,000	3,127,469
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2025	1,350,000	1,351,903
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2027	945,000	946,472
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2028	2,100,000	2,103,308
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2029	955,000	956,504
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2034 (Assured Guaranty Municipal Corp Insured)	4,015,000	4,176,973
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2035 (Assured Guaranty Municipal Corp Insured)	3,890,000	4,014,198
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2037 (Assured Guaranty Municipal Corp Insured)	4,320,000	4,406,252
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Municipal Corp Insured)	2,700,000	2,737,200
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2039 (Assured Guaranty Municipal Corp Insured)	2,175,000	2,195,632
		32,929,135
TOTAL FLORIDA		168,122,558
Georgia - 4.2%
Education - 0.2%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	1,115,000	1,068,788
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2033	2,360,000	2,591,474
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2038	500,000	503,550
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2040	1,320,000	1,312,556
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	1,060,000	1,145,464
		6,621,832
Electric Utilities - 0.9%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	1,625,000	1,630,438
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	3,105,000	3,094,576
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	2,900,000	1,883,769
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 1.5% tender 1/1/2040 (b)	5,370,000	5,365,718
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	5,760,000	5,282,715
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	390,000	414,355
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	885,000	937,669
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034	1,815,000	1,915,864
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2035	875,000	921,934
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2036	1,075,000	1,130,388
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2037	1,055,000	1,107,258
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2038	1,085,000	1,135,353
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2044	2,825,000	2,908,727
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2035	1,090,000	1,224,938
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2040	1,375,000	1,495,342
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	565,000	624,161
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	675,000	722,980
		31,796,185
General Obligations - 2.3%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	20,380,000	20,416,635
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)(e)	10,575,000	11,297,273
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	19,695,000	20,556,960
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2029 (Royal Bank of Canada Guaranteed)	2,675,000	2,818,121
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2030 (Royal Bank of Canada Guaranteed)	2,940,000	3,115,806
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2029 (Royal Bank of Canada Guaranteed)	2,240,000	2,372,461
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2030 (Royal Bank of Canada Guaranteed)	2,350,000	2,501,663
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	6,450,000	6,835,684
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2031 (Royal Bank of Canada Guaranteed)	1,830,000	1,956,096
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2030 (Royal Bank of Canada Guaranteed)	1,000,000	1,064,537
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2031 (Royal Bank of Canada Guaranteed)	850,000	911,306
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	2,600,000	2,759,551
		76,606,093
Health Care - 0.7%
Coweta Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019A, 5% 7/1/2044	6,080,000	6,264,699
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2035	1,285,000	1,366,227
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2038	1,160,000	1,220,649
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	9,015,000	7,051,641
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2035	4,620,000	4,649,537
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	2,470,000	2,374,687
		22,927,440
Housing - 0.0%
Georgia Hsg & Fin Auth Rev Series 2019B, 3.25% 12/1/2049	1,750,000	1,388,302
Transportation - 0.1%
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2037	1,450,000	1,626,020
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2039	1,000,000	1,104,560
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2040	1,125,000	1,236,340
		3,966,920
TOTAL GEORGIA		143,306,772
Hawaii - 0.1%
Transportation - 0.1%
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2037	1,040,000	1,059,879
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2038	1,180,000	1,195,362
		2,255,241
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2036 (e)	1,910,000	2,182,752
TOTAL HAWAII		4,437,993
Idaho - 0.2%
Health Care - 0.2%
Idaho Health Facs Auth Rev (Trinity Health Proj.) 5.5% 12/1/2027	3,070,000	3,093,379
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	1,050,000	1,054,528
Transportation - 0.0%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2017A, 5% 7/15/2025	665,000	671,555
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2017A, 5% 7/15/2026	470,000	484,751
		1,156,306
TOTAL IDAHO		5,304,213
Illinois - 12.2%
Education - 0.4%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2031	2,230,000	2,299,822
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2031	1,395,000	1,405,432
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2033	1,415,000	1,450,189
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2037	380,000	333,213
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2039	945,000	806,037
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2030	180,000	181,611
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2038	850,000	824,911
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2047	405,000	405,615
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2049	465,000	464,551
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2031	190,000	203,209
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2032	275,000	292,378
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2033	470,000	497,186
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2035	285,000	299,078
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2036	285,000	298,236
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2037	330,000	344,006
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2038	355,000	368,799
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2039	610,000	634,628
University of Illinois Series 2018A, 5% 4/1/2029	3,720,000	3,936,431
		15,045,332
Electric Utilities - 0.0%
Illinois Mun Elec Agy Pwr Supp Series 2015A, 5% 2/1/2031	1,785,000	1,797,824
Escrowed/Pre-Refunded - 0.1%
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029 (Pre-refunded to 2/1/2027 at 100)	135,000	140,505
Illinois Fin Auth Rev Series 2016 A, 5.25% 8/15/2029 (Pre-refunded to 8/15/2026 at 100)	960,000	990,941
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	20,000	20,359
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	265,000	269,760
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Escrowed to Maturity) (i)	440,000	417,367
		1,838,932
General Obligations - 5.1%
Chicago IL Brd Ed 5% 12/1/2025	2,670,000	2,683,249
Chicago IL Brd Ed 5% 12/1/2026	500,000	506,710
Chicago IL Brd Ed 6.5% 12/1/2046	400,000	410,567
Chicago IL Brd Ed 7% 12/1/2046 (g)	1,400,000	1,478,477
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2029	4,195,000	4,297,256
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2031	850,000	868,955
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	3,820,000	3,921,936
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2025	2,360,000	2,371,711
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2026	1,985,000	2,011,640
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	2,920,000	3,011,707
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2032	1,700,000	1,736,590
Chicago IL Brd Ed Series D, 5% 12/1/2031	1,845,000	1,871,246
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2026	1,565,000	1,582,065
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	7,225,000	7,386,141
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	3,645,000	3,798,231
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	7,320,000	7,692,757
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	4,405,000	4,608,056
Cook County IL Community Consolidate School District No 034 Glenview 2% 12/1/2037	2,010,000	1,506,050
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	715,000	645,961
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029	500,000	516,899
Illinois St Gen. Oblig. 5% 2/1/2026	945,000	962,390
Illinois St Gen. Oblig. 5% 2/1/2027	1,765,000	1,826,677
Illinois St Gen. Oblig. 5% 2/1/2028	3,300,000	3,411,456
Illinois St Gen. Oblig. 5% 3/1/2029	3,495,000	3,721,958
Illinois St Gen. Oblig. 5% 3/1/2032	1,550,000	1,708,294
Illinois St Gen. Oblig. 5.5% 1/1/2031	1,835,000	2,058,417
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2026	3,165,000	3,267,154
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2026	1,415,000	1,456,888
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2028	3,305,000	3,500,846
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	1,755,000	1,934,230
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	7,365,000	8,014,228
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	1,605,000	1,767,735
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2034	3,355,000	3,393,051
Illinois St Gen. Oblig. Series JUNE 2016, 5% 6/1/2026	575,000	588,852
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	100,000	108,911
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2035	710,000	766,929
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2036	565,000	608,501
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2037	710,000	762,479
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	2,830,000	2,937,252
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2036	1,450,000	1,579,578
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	6,750,000	7,405,784
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	3,005,000	3,264,633
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2029	3,945,000	4,210,366
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2028	3,305,000	3,489,497
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	3,045,000	3,394,820
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2039	2,250,000	2,456,569
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2045	2,050,000	2,213,779
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	1,505,000	1,613,073
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	5,055,000	5,142,680
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2038	15,580,000	17,180,958
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2031	650,000	716,336
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2035	700,000	781,226
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2015, 5% 1/1/2028	2,625,000	2,628,824
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2017, 5% 1/1/2029	970,000	1,013,568
Kendall Kane & Will Cnty IL Uni Sch Dist No 308 5% 2/1/2033	10,270,000	10,397,071
Lake Cnty IL Cmty College Sch Dist No 073 2.25% 1/1/2040	1,245,000	912,713
Mchenry Cnty IL Comnty SD #200 0% 1/15/2026 (i)	3,150,000	3,049,004
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	2,940,000	3,075,992
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Assured Guaranty Municipal Corp Insured) (i)	2,560,000	2,411,702
		172,640,625
Health Care - 1.7%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.75% 2/15/2034	685,000	678,369
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2036	2,915,000	2,897,700
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	3,260,000	3,377,672
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	1,965,000	2,032,289
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	2,340,000	2,401,091
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	970,000	991,480
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2025	750,000	756,808
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2030	1,405,000	1,479,488
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	10,465,000	9,724,566
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2043	4,025,000	4,064,629
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2031	3,305,000	3,337,696
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2030	2,830,000	2,928,897
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2033	4,330,000	4,458,889
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2041	8,380,000	8,022,754
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	930,000	712,746
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	1,340,000	1,059,945
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	3,390,000	2,684,691
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	7,190,000	5,432,863
		57,042,573
Housing - 0.3%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	490,000	462,575
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	485,000	427,337
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	4,830,000	4,721,378
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	4,381,205	3,845,944
		9,457,234
Special Tax - 3.4%
Illinois St Sales Tax Rev 3% 6/15/2033 (Build America Mutual Assurance Co Insured)	2,720,000	2,494,344
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	4,535,000	4,969,771
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	3,805,000	4,205,559
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2034	5,495,000	6,141,565
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (i)	775,000	609,500
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (i)	12,285,000	7,789,463
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (i)	5,570,000	1,493,017
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (Financial Guaranty Ins CO Insured) (i)	5,735,000	4,947,135
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (i)	7,835,000	5,306,555
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Municipal Corp Insured) (i)	30,875,000	13,733,473
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Municipal Corp Insured) (i)	7,170,000	3,000,047
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Municipal Corp Insured) (i)	11,465,000	4,541,317
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured) (i)	10,015,000	3,559,339
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2042	5,405,000	5,178,677
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2050	21,945,000	22,436,753
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2028	1,890,000	1,975,300
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2032	850,000	883,579
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2032	4,695,000	5,189,606
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2038	3,055,000	3,407,644
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2040	1,400,000	1,507,428
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2041	11,000,000	12,049,454
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2042	1,305,000	1,422,828
		116,842,354
Transportation - 1.0%
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	770,000	770,376
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2036	4,250,000	4,297,073
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2037	5,005,000	5,058,032
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032	4,485,000	4,551,723
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	1,230,000	1,246,916
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034	1,430,000	1,470,878
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035	2,400,000	2,466,287
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036	1,560,000	1,601,441
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	6,045,000	6,199,545
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2038	2,125,000	2,175,994
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	1,055,000	1,082,484
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2053	1,060,000	1,081,173
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2025	705,000	709,342
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2026	1,505,000	1,542,338
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	890,000	903,670
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	1,060,000	1,100,865
		36,258,137
Water & Sewer - 0.2%
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 7/1/2033	3,175,000	3,274,568
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) Series 2020, 5% 7/1/2036	4,150,000	4,529,858
		7,804,426
TOTAL ILLINOIS		418,727,437
Indiana - 1.1%
Education - 0.2%
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2039	945,000	920,733
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	2,115,000	1,903,805
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2040	2,115,000	2,177,138
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2037	1,565,000	1,556,676
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2029	970,000	1,024,583
		7,582,935
Electric Utilities - 0.2%
Indiana Mun Pwr Agy Pwr Supply Series 2017A, 5% 1/1/2032	3,775,000	3,963,399
Indiana Mun Pwr Agy Pwr Supply Series 2017A, 5% 1/1/2034	1,890,000	1,973,383
		5,936,782
General Obligations - 0.2%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2040 (Build America Mutual Assurance Co Insured)	1,600,000	1,789,332
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2043 (Build America Mutual Assurance Co Insured)	3,000,000	3,300,123
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,550,000	1,759,536
		6,848,991
Health Care - 0.4%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	570,000	532,207
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	2,625,000	2,771,532
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	3,790,000	3,521,695
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2028	425,000	453,788
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2029	1,320,000	1,428,354
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2030	295,000	323,049
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2031	1,735,000	1,779,157
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (g)	1,660,000	1,443,421
		12,253,203
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	730,000	714,959
Special Tax - 0.1%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis Marion Cnty Bldg Auth Proj.) Series 2019 A, 5% 2/1/2049	3,090,000	3,182,133
TOTAL INDIANA		36,519,003
Iowa - 0.1%
Health Care - 0.0%
Iowa Fin Auth Rev (Unitypoint Health Proj.) Series 2018B, 5% 2/15/2048	2,360,000	2,401,431
Tobacco Bonds - 0.1%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021 B1 CLASS 2, 4% 6/1/2049	360,000	348,500
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2049	2,645,000	2,381,422
		2,729,922
TOTAL IOWA		5,131,353
Kentucky - 2.1%
Education - 0.0%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) Series 2017, 5% 6/1/2037	1,585,000	1,614,104
General Obligations - 0.7%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,875,000	5,109,371
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	1,760,000	1,869,305
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2030	1,180,000	1,252,056
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2031	505,000	533,494
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032	265,000	278,525
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033	595,000	624,558
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034	680,000	713,779
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	400,000	418,544
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	340,000	355,140
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2038	600,000	602,719
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	3,625,000	3,880,366
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2030	2,030,000	2,171,585
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2036	2,385,000	2,708,350
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2041	3,205,000	3,529,701
		24,047,493
Health Care - 1.3%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2028	45,000	46,687
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2032	60,000	61,929
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2040	1,135,000	1,138,899
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Municipal Corp Insured)	1,665,000	1,447,369
City of Hazard KY (Appalachian Regl Healthcre Inc Proj.) Series 2021, 3% 7/1/2046	2,450,000	1,860,259
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2049	2,360,000	2,383,958
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2033	945,000	1,003,773
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2044	945,000	962,104
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2032	2,530,000	2,629,345
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2033	1,250,000	1,295,803
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2035	1,415,000	1,460,074
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2025	45,000	45,086
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2026	50,000	50,097
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2027	50,000	50,168
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2028	55,000	55,171
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2029	60,000	60,180
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2030	60,000	60,176
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2031	6,045,000	6,194,877
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2032	7,310,000	7,484,177
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2033	4,155,000	4,249,630
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	2,715,000	2,820,392
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	1,360,000	1,397,897
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	1,635,000	1,743,588
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	5,800,000	4,501,867
		43,003,506
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2033	1,225,000	1,241,517
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2044	2,120,000	2,192,704
		3,434,221
TOTAL KENTUCKY		72,099,324
Louisiana - 0.0%
Education - 0.0%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	1,135,000	1,176,492
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	985,000	1,066,513
TOTAL LOUISIANA		2,243,005
Maine - 1.2%
Education - 0.3%
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	6,305,000	6,759,901
University ME Sys Rev Series 2022, 5.5% 3/1/2062	3,800,000	4,023,378
		10,783,279
General Obligations - 0.1%
Brunswick ME 2.375% 11/1/2037	130,000	104,901
Brunswick ME 2.5% 11/1/2039	335,000	265,802
Lewiston ME Gen. Oblig. 1.25% 2/15/2031	2,455,000	2,010,389
Lewiston ME Gen. Oblig. 1.25% 2/15/2032	2,595,000	2,058,762
		4,439,854
Health Care - 0.7%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2030	1,120,000	1,186,042
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2031	1,040,000	1,097,532
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2034	1,890,000	1,977,841
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2035	2,590,000	2,701,077
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2036	3,070,000	3,188,713
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2037	2,830,000	2,928,518
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2038	2,150,000	2,216,938
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2043	4,250,000	4,306,999
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	1,120,000	960,591
		20,564,251
Transportation - 0.1%
Maine St Tpk Auth Tpk Rev Series 2018, 5% 7/1/2033	660,000	698,044
Maine St Tpk Auth Tpk Rev Series 2018, 5% 7/1/2034	945,000	996,020
Maine St Tpk Auth Tpk Rev Series 2018, 5% 7/1/2035	1,040,000	1,093,809
Maine St Tpk Auth Tpk Rev Series 2018, 5% 7/1/2036	1,890,000	1,982,735
		4,770,608
TOTAL MAINE		40,557,992
Maryland - 1.0%
Education - 0.0%
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2031	1,865,000	1,899,172
General Obligations - 0.4%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	2,595,000	2,399,543
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,000,000	911,204
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	825,000	758,933
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2037	735,000	817,474
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	4,460,000	3,598,398
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	7,055,000	5,882,368
		14,367,920
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	4,320,000	3,179,481
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	735,000	681,656
		3,861,137
Housing - 0.1%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	1,340,000	1,331,253
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	1,505,000	1,510,324
		2,841,577
Special Tax - 0.2%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	850,000	821,249
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2037	2,240,000	2,279,319
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2038	2,455,000	2,480,806
		5,581,374
Transportation - 0.2%
Maryland St Transn Auth Transn Series 2024 A, 5% 7/1/2031	4,620,000	5,177,014
TOTAL MARYLAND		33,728,194
Maryland,Virginia - 0.2%
Special Tax - 0.2%
Washington Metropolitan Area Transit Authority 5% 7/15/2038	7,100,000	7,578,600
Massachusetts - 1.1%
Education - 0.8%
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	9,975,000	7,596,351
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	7,515,000	7,040,482
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	9,790,000	8,027,598
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	960,000	965,478
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2030	1,100,000	1,115,900
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2033	1,280,000	1,293,484
		26,039,293
Health Care - 0.3%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2032	800,000	903,722
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2042	1,750,000	1,914,206
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	9,440,000	8,645,558
		11,463,486
TOTAL MASSACHUSETTS		37,502,779
Michigan - 2.5%
Electric Utilities - 0.4%
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2032	3,155,000	3,564,522
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2036	6,000,000	6,801,999
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2037	1,675,000	1,889,155
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2038	1,250,000	1,399,316
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2039	675,000	749,927
		14,404,919
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	10,000	10,258
Michigan St Hosp Fin Auth Rev Series 2008C, 5% 12/1/2032 (Pre-refunded to 12/1/2027 at 100)	40,000	41,984
		52,242
General Obligations - 0.4%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2046	1,840,000	1,878,168
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	1,475,000	1,222,833
Portage MI Pub Schs 5% 11/1/2033	945,000	965,621
Portage MI Pub Schs 5% 11/1/2036	1,180,000	1,204,297
Portage MI Pub Schs 5% 11/1/2037	945,000	963,878
Warren MI Cons Sch Dist 5% 5/1/2028 (State of Michigan Guaranteed)	3,870,000	3,960,646
Warren MI Cons Sch Dist 5% 5/1/2029 (State of Michigan Guaranteed)	3,995,000	4,083,650
		14,279,093
Health Care - 0.3%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	1,860,000	1,417,532
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2028	1,365,000	1,395,111
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) 5% 11/15/2032	4,545,000	4,677,749
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	1,555,000	1,588,832
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,645,000	1,965,405
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	290,000	302,696
		11,347,325
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	3,400,000	2,305,831
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2019 A 1, 3.35% 10/1/2049	1,750,000	1,397,688
		3,703,519
Special Tax - 0.3%
County of Jackson MI Series 2019, 4% 5/1/2032 (Build America Mutual Assurance Co Insured)	2,050,000	2,118,692
County of Jackson MI Series 2019, 4% 5/1/2033 (Build America Mutual Assurance Co Insured)	2,110,000	2,177,034
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2032	1,200,000	1,322,614
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2033	1,000,000	1,109,292
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2034	1,500,000	1,673,993
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	1,740,000	1,784,145
		10,185,770
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	2,070,000	1,806,568
Transportation - 0.4%
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2028	565,000	590,964
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	255,000	263,470
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2033	330,000	343,143
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2037	470,000	485,613
Wayne Cnty Mich Arpt Auth Rev Series C, 5% 12/1/2028	1,040,000	1,090,087
Wayne Cnty Mich Arpt Auth Rev Series D, 5% 12/1/2029	1,510,000	1,529,417
Wayne Cnty Mich Arpt Auth Rev Series D, 5% 12/1/2030	1,225,000	1,240,536
Wayne Cnty Mich Arpt Auth Rev Series D, 5% 12/1/2031	2,170,000	2,196,572
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2031	1,415,000	1,432,327
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2032	1,415,000	1,431,688
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2033	1,890,000	1,911,507
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2029	520,000	543,292
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2030	660,000	689,171
		13,747,787
Water & Sewer - 0.5%
Great Lakes Sewer Auth Mich Series 2018 A, 5% 7/1/2048	6,135,000	6,324,363
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2039	1,750,000	1,974,651
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2040	4,550,000	5,092,530
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2041	2,735,000	3,040,112
		16,431,656
TOTAL MICHIGAN		85,958,879
Minnesota - 0.9%
Education - 0.1%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2029	945,000	976,301
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2032	675,000	691,250
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2033	825,000	842,579
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	975,000	947,376
		3,457,506
General Obligations - 0.5%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2041	1,270,000	1,248,947
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2038	2,265,000	2,286,305
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2040	2,455,000	2,444,923
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2041	1,610,000	1,583,310
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2043	1,820,000	1,756,479
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	1,235,000	1,215,501
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	1,290,000	1,263,611
Sauk Rapids Minn Isd No 47 Series 2020A, 2% 2/1/2033 (Minnesota St Guaranteed)	2,545,000	2,144,898
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	900,000	900,455
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	945,000	943,028
		15,787,457
Health Care - 0.3%
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2048	1,540,000	1,553,390
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2027	1,215,000	1,223,272
Minneapolis & St Paul MN Hsg & Hsp Sys Rev (Allina Health System Proj.) Series 2017 A, 5% 11/15/2025	1,290,000	1,305,869
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 4% 5/1/2049	3,265,000	3,047,518
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 5% 5/1/2048	4,085,000	4,157,203
		11,287,252
Housing - 0.0%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	640,000	681,519
TOTAL MINNESOTA		31,213,734
Mississippi - 0.1%
Housing - 0.1%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 3% 6/1/2051	2,195,000	2,147,815
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2028	705,000	747,959
		2,895,774
TOTAL MISSISSIPPI		2,895,774
Missouri - 0.9%
Education - 0.1%
Missouri Hlth & Edl Facs Rev (St Louis University Proj.) 5% 10/1/2046	3,990,000	4,110,445
Health Care - 0.7%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2027	30,000	31,184
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2029	1,390,000	1,435,938
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) 5% 5/1/2033	9,100,000	10,336,775
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2033	2,205,000	2,294,478
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	1,985,000	1,906,116
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	380,000	379,896
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	380,000	380,112
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2034	2,940,000	2,955,928
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	2,510,000	2,472,410
		22,192,837
Housing - 0.0%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	320,000	321,516
Transportation - 0.1%
St Louis MO Arpt Rev Series 2019 A, 5% 7/1/2044	1,320,000	1,370,027
St Louis MO Arpt Rev Series 2019 A, 5% 7/1/2049	1,085,000	1,112,846
		2,482,873
Water & Sewer - 0.0%
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2026	225,000	229,670
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2028	470,000	498,775
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2033	450,000	472,889
Kansas City MO Wtr Rev 4% 12/1/2039	1,190,000	1,208,208
		2,409,542
TOTAL MISSOURI		31,517,213
Montana - 0.1%
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	2,665,000	2,056,103
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	200,000	201,210
TOTAL MONTANA		2,257,313
Nebraska - 0.7%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2033	730,000	741,708
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	1,190,000	859,139
		1,600,847
Electric Utilities - 0.3%
Lincoln NE Series 2018, 5% 9/1/2031	1,890,000	1,960,542
Lincoln NE Series 2018, 5% 9/1/2032	3,525,000	3,649,201
Lincoln NE Series 2018, 5% 9/1/2033	2,115,000	2,186,427
Nebraska Pub Pwr Dist Rev Series 2016 A, 5% 1/1/2032	1,575,000	1,600,929
Nebraska Pub Pwr Dist Rev Series 2016 A, 5% 1/1/2034	945,000	960,216
		10,357,315
General Obligations - 0.3%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	9,795,000	10,256,694
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	815,000	808,751
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2021 C, 2.1% 9/1/2036	1,500,000	1,181,604
		1,990,355
TOTAL NEBRASKA		24,205,211
Nevada - 0.9%
General Obligations - 0.5%
Clark Cnty NV School Dist Series 2020 B, 3% 6/15/2039	2,630,000	2,311,479
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2041	10,110,000	8,734,012
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2044	4,870,000	4,024,984
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041	4,620,000	4,065,198
		19,135,673
Health Care - 0.3%
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2037	2,555,000	2,612,584
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2042	6,295,000	6,377,704
		8,990,288
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	460,000	461,968
Nevada Hsg Div Single Family Mtg Rev Series 2019 A, 3.4% 10/1/2049	1,210,000	1,000,764
		1,462,732
Special Tax - 0.1%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2051	2,830,000	2,832,262
TOTAL NEVADA		32,420,955
New Hampshire - 1.2%
General Obligations - 0.0%
Portsmouth NH Gen. Oblig. 1.625% 4/1/2034	1,260,000	1,006,947
Health Care - 0.9%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Municipal Corp Insured)	2,590,000	2,018,715
New Hampshire Health and Education Facilities Authority Act (Catholic Medical Center, NH Proj.) Series 2017, 5% 7/1/2036	1,135,000	1,191,677
New Hampshire Health and Education Facilities Authority Act (Catholic Medical Center, NH Proj.) Series 2017, 5% 7/1/2044	1,790,000	1,879,386
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2031	1,225,000	1,278,275
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2032	235,000	244,628
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2034	2,830,000	2,931,083
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2035	2,595,000	2,681,042
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2036	1,890,000	1,947,799
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2037	2,265,000	2,327,805
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2041	1,985,000	2,041,097
NH Health & Ed Facs Auth Rev (Catholic Medical Center, NH Proj.) 4% 7/1/2032	850,000	850,554
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	1,100,000	1,036,524
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2028	2,830,000	2,892,537
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2032	4,870,000	4,946,638
		28,267,760
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	4,533,518	4,517,665
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	6,646,239	6,326,282
		10,843,947
TOTAL NEW HAMPSHIRE		40,118,654
New Jersey - 7.0%
Education - 0.4%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	2,215,000	2,330,576
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2027 (Assured Guaranty Municipal Corp Insured)	40,000	41,710
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2028 (Assured Guaranty Municipal Corp Insured)	55,000	56,889
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2029 (Assured Guaranty Municipal Corp Insured)	40,000	41,343
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	2,480,000	2,535,520
New Jersey St Edl Facs Auth Rev (Princeton Univ Proj.) Series 2024B, 5.25% 3/1/2054	10,430,000	11,536,674
		16,542,712
Escrowed/Pre-Refunded - 0.0%
New Jersey Health Care Series 2016 A, 5% 7/1/2025	995,000	1,002,902
New Jersey Health Care Series 2016 A, 5% 7/1/2028 (Pre-refunded to 7/1/2026 at 100)	35,000	35,944
		1,038,846
General Obligations - 5.0%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	755,000	764,877
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2034	755,000	776,384
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	1,040,000	1,056,121
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2039	945,000	945,727
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2041	945,000	934,798
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	1,415,000	1,369,347
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	1,890,000	1,792,413
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	4,895,000	5,210,943
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2031	1,040,000	1,145,756
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2033	190,000	208,151
New Jersey St Gen. Oblig. 2% 6/1/2034	5,340,000	4,459,973
New Jersey St Gen. Oblig. 2% 6/1/2036	1,140,000	901,987
New Jersey St Gen. Oblig. 4% 6/1/2031	16,505,000	17,471,208
New Jersey St Gen. Oblig. 5% 6/1/2029	3,000,000	3,261,676
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (i)	6,980,000	6,359,978
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (i)	1,275,000	1,083,483
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (i)	5,300,000	4,151,355
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (Ambac Assurance Corp Insured) (i)	10,000,000	6,267,263
New Jersey Trans Trust Fund Auth 4% 12/15/2039	945,000	943,594
New Jersey Trans Trust Fund Auth 4% 6/15/2038	2,660,000	2,674,305
New Jersey Trans Trust Fund Auth 4% 6/15/2045	6,365,000	6,178,271
New Jersey Trans Trust Fund Auth 4% 6/15/2050	895,000	855,426
New Jersey Trans Trust Fund Auth 5% 6/15/2032	3,360,000	3,724,767
New Jersey Trans Trust Fund Auth 5% 6/15/2032	1,055,000	1,185,515
New Jersey Trans Trust Fund Auth 5% 6/15/2033	945,000	1,044,520
New Jersey Trans Trust Fund Auth 5% 6/15/2033	4,000,000	4,537,162
New Jersey Trans Trust Fund Auth 5% 6/15/2034	5,370,000	5,918,762
New Jersey Trans Trust Fund Auth 5% 6/15/2037	2,830,000	3,067,724
New Jersey Trans Trust Fund Auth 5% 6/15/2042	15,870,000	17,375,746
New Jersey Trans Trust Fund Auth 5% 6/15/2050 (Pre-refunded to 12/15/2030 at 100)	680,000	763,001
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	5,290,000	5,725,234
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	11,150,000	11,984,923
New Jersey Trans Trust Fund Auth Series 2008 A, 0% 12/15/2038 (Build America Mutual Assurance Co Insured) (i)	3,575,000	2,050,833
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	2,345,000	2,358,581
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	3,025,000	3,217,587
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	545,000	577,176
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	2,480,000	2,579,822
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2038	510,000	513,353
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2041	4,625,000	4,542,558
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	3,105,000	3,038,104
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2029	7,555,000	8,198,510
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2035	590,000	654,786
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	6,915,000	7,662,238
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2037	3,195,000	3,523,912
New Jersey Trans Trust Fund Auth Series 2023A, 5.25% 6/15/2042	1,000,000	1,100,386
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	1,135,000	1,275,314
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2033	2,090,000	2,374,134
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2033	1,065,000	1,209,785
		169,017,469
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (g)	750,000	592,213
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (c)(g)	855,000	563,586
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	1,700,000	1,499,090
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	945,000	970,175
		3,625,064
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	2,435,000	2,442,206
Transportation - 1.4%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	890,000	911,941
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	3,350,000	3,428,165
New Jersey Turnpike Authority 4.25% 1/1/2043	6,000,000	6,082,589
New Jersey Turnpike Authority 5% 1/1/2032	2,980,000	3,344,831
New Jersey Turnpike Authority 5% 1/1/2046	8,000,000	8,589,325
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	3,145,000	3,443,070
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	3,305,000	3,602,261
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	4,405,000	4,780,364
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	3,930,000	4,252,780
Port Auth NY & NJ Series 243, 5% 12/1/2038	5,500,000	6,235,326
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.5% 11/1/2042	1,500,000	1,529,585
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.625% 11/1/2047	2,500,000	2,551,195
		48,751,432
TOTAL NEW JERSEY		241,417,729
New Mexico - 0.0%
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	215,000	221,247
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	160,000	162,591
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	170,000	170,468
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	335,000	327,783
		882,089
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	730,000	729,590
TOTAL NEW MEXICO		1,611,679
New York - 8.5%
Education - 0.5%
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	2,285,000	1,661,735
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2025	65,000	65,461
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2032	2,360,000	2,430,964
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2033	660,000	726,047
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2034	1,370,000	1,501,647
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2038	1,785,000	1,920,463
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2042	1,180,000	1,248,114
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2047	2,000,000	1,890,574
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	570,000	594,075
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	1,605,000	1,632,422
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	4,150,000	4,150,792
		17,822,294
Electric Utilities - 0.4%
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2033	470,000	490,504
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2035	1,890,000	1,967,906
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2036	1,070,000	1,113,169
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	9,720,000	9,470,702
		13,042,281
General Obligations - 0.5%
City of New York NY Gen. Oblig. 5% 8/1/2031	6,010,000	6,637,269
City of New York NY Gen. Oblig. 5% 8/1/2032	1,000,000	1,130,915
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2040	2,470,000	2,730,100
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2041	2,365,000	2,590,672
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	4,505,000	4,718,490
		17,807,446
Health Care - 0.1%
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2032 (Assured Guaranty Municipal Corp Insured)	945,000	958,634
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2025 (Assured Guaranty Municipal Corp Insured)	595,000	595,612
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2030 (Assured Guaranty Municipal Corp Insured)	1,415,000	1,509,649
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (g)	600,000	535,919
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (g)	1,020,000	865,572
		4,465,386
Housing - 1.0%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	780,000	787,345
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	6,650,000	6,685,220
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	11,205,000	11,327,863
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	13,520,000	13,553,359
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,235,000	940,589
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,725,000	1,157,195
		34,451,571
Industrial Development - 0.5%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	16,100,000	16,099,182
Special Tax - 4.3%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2033	3,395,000	3,518,151
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2040	4,720,000	5,238,843
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2041	4,370,000	4,808,233
New York NY City Transitional Fin Auth Rev Series 2018 1, 5% 11/1/2029	2,450,000	2,574,703
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2034	1,890,000	1,997,966
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2042	5,130,000	5,558,644
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	16,795,000	18,362,117
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2038	7,820,000	8,140,078
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2030	4,065,000	4,515,411
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2031	5,965,000	6,728,196
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	3,680,000	4,260,019
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	3,910,000	4,452,896
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	5,030,000	3,794,884
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	5,070,000	3,875,581
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2030	3,720,000	4,107,822
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2031	7,440,000	8,334,031
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	9,295,000	10,526,469
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	2,425,000	2,772,445
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	2,170,000	2,501,225
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	19,615,000	19,187,874
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	8,600,000	8,339,671
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2028	6,805,000	6,885,832
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2029	4,720,000	4,775,948
		145,257,039
Transportation - 1.2%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	31,520,000	29,574,460
Metropolitan Transn Auth NY Rv 4% 11/15/2047	2,205,000	2,057,199
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (i)	2,150,000	1,809,174
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2033 (i)	5,285,000	3,751,369
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	4,720,000	4,979,981
		42,172,183
TOTAL NEW YORK		291,117,382
North Carolina - 1.2%
Electric Utilities - 0.2%
North Carolina Mun Pwr Agy 1 Series C, 5% 1/1/2029	7,555,000	7,666,127
Escrowed/Pre-Refunded - 0.0%
New Hanover Cnty NC Hosp Rev 5% 10/1/2027 (Escrowed to Maturity)	210,000	221,222
General Obligations - 0.1%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	1,130,000	941,216
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2046	2,245,000	2,335,794
		3,277,010
Health Care - 0.3%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) 4% 3/1/2036	850,000	819,808
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	1,790,000	1,517,756
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	2,325,000	1,896,722
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2029	1,310,000	1,389,299
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2030	1,360,000	1,441,397
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2032	1,035,000	1,092,686
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2033	755,000	795,675
		8,953,343
Housing - 0.0%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 45, 2.2% 7/1/2040	1,300,000	959,828
Transportation - 0.6%
Charlotte NC Arpt Rev Series A, 5% 7/1/2035	1,890,000	1,958,502
North Carolina St Grant Antic Rev Series 2021, 2% 3/1/2036	3,505,000	2,813,582
North Carolina Tpk Auth Triangle Expwy Sys Rev 4% 1/1/2055	3,045,000	2,673,534
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2043	4,250,000	4,391,737
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2044	5,295,000	5,459,730
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2049	1,890,000	1,932,691
		19,229,776
TOTAL NORTH CAROLINA		40,307,306
North Dakota - 0.1%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Municipal Corp Insured)	3,620,000	2,509,088
Ohio - 2.2%
Education - 0.4%
Ohio St Higher Edl Fac Commn (Ohio Wesleyan University Proj.) Series 2019, 4% 10/1/2044	1,675,000	1,558,699
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2032	1,260,000	1,374,625
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2038	1,015,000	1,091,793
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2041	1,630,000	1,719,012
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5.25% 5/1/2049	1,615,000	1,685,905
Univ Akron Ohio Gen Rcpt 4% 1/1/2028	3,495,000	3,569,694
Univ Akron Ohio Gen Rcpt 5% 1/1/2030	1,700,000	1,833,618
		12,833,346
Electric Utilities - 0.2%
American Mun Pwr Solar 5% 2/15/2039	945,000	982,691
American Mun Pwr Solar Series 2019 A, 5% 2/15/2038	1,415,000	1,477,126
American Mun Pwr Solar Series 2019 A, 5% 2/15/2044	2,975,000	3,055,416
		5,515,233
Escrowed/Pre-Refunded - 0.0%
Columbus OH City Sch Dist 5% 12/1/2032 (Pre-refunded to 6/1/2026 at 100)	150,000	154,007
Lake Cnty Ohio Hosp Facs Rev Series 2015, 5% 8/15/2027 (Pre-refunded to 8/15/2025 at 100)	60,000	60,604
		214,611
General Obligations - 0.1%
Columbus OH City Sch Dist 5% 12/1/2032	795,000	813,542
Dublin OH City Sch Dist Series 2024, 5% 12/1/2043	1,000,000	1,089,998
Dublin OH City Sch Dist Series 2024, 5% 12/1/2048	2,365,000	2,536,237
		4,439,777
Health Care - 0.9%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	3,965,000	4,000,821
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2025	65,000	65,013
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2026	70,000	70,004
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2027	75,000	75,010
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2028	80,000	80,002
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	4,720,000	4,283,287
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2027	120,000	120,629
Ohio St Hosp Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2032	8,045,000	8,996,880
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 4% 1/15/2050	780,000	712,087
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 4% 1/15/2046	3,900,000	3,676,955
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2031	130,000	137,078
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	1,195,000	1,208,525
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	1,830,000	1,876,785
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	1,075,000	1,115,443
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	1,140,000	1,191,744
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	1,205,000	1,271,312
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	1,280,000	1,358,163
		30,239,738
Housing - 0.1%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	240,000	242,711
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,595,000	1,741,809
		1,984,520
Special Tax - 0.1%
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2035	1,890,000	1,977,970
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2037	1,180,000	1,228,439
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2038	1,415,000	1,469,524
		4,675,933
Tobacco Bonds - 0.3%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	2,570,000	1,906,947
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	850,000	759,445
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2027	2,125,000	2,191,082
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2029	3,870,000	4,078,385
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	1,140,000	1,200,744
		10,136,603
Transportation - 0.1%
Cleveland OH Arpt Sys Rev 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	470,000	470,435
Cleveland OH Arpt Sys Rev Series 2016 A, 5% 1/1/2031 (Assured Guaranty Municipal Corp Insured)	945,000	945,632
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (i)	5,475,000	2,626,718
		4,042,785
TOTAL OHIO		74,082,546
Oklahoma - 0.5%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	1,590,000	1,561,641
General Obligations - 0.1%
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2033	1,750,000	1,973,177
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	295,000	322,544
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2032	1,040,000	1,051,766
Transportation - 0.4%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2042 (e)	2,000,000	2,168,464
Oklahoma St Tpk Auth Tpk Rev 5.25% 1/1/2046 (e)	9,000,000	9,910,796
		12,079,260
TOTAL OKLAHOMA		16,988,388
Oregon - 0.7%
General Obligations - 0.4%
City of Lake Oswego OR Gen. Oblig. 2.8% 6/1/2039	2,075,000	1,711,777
Clackamas Cnty Ore Gen. Oblig. 1.625% 6/1/2036	1,050,000	777,953
Oregon St Gen. Oblig. Series 2023D, 5% 6/1/2042	1,410,000	1,544,595
Polk Marion & Benton Cntys OR Sch Dist No 13j 0% 12/15/2038 (Oregon St Guaranteed) (i)	1,995,000	1,113,775
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2033 (Oregon St Guaranteed)	1,020,000	1,065,449
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2036 (Oregon St Guaranteed)	2,830,000	2,943,598
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2038 (Oregon St Guaranteed)	2,830,000	2,933,776
		12,090,923
Health Care - 0.2%
Oregon Hlth Sciences Univ Rev Series 2021 A, 3% 7/1/2051	5,290,000	3,903,799
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	3,960,000	3,041,658
		6,945,457
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	685,000	557,611
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	2,825,000	2,835,023
		3,392,634
TOTAL OREGON		22,429,014
Pennsylvania - 5.8%
Education - 0.4%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% 12/1/2031 (d)	1,160,000	556,800
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% 12/1/2041 (d)	2,135,000	1,024,800
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% 12/1/2050 (d)	2,375,000	1,140,000
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2029	945,000	956,895
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2031	945,000	955,730
Philadelphia PA Auth For Indl Dev Revs (St Josephs University, PA Proj.) Series 2017, 5% 11/1/2047	10,470,000	10,511,265
		15,145,490
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Municipal Corp Insured)	3,530,000	3,807,293
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 4% 8/1/2045 (Assured Guaranty Municipal Corp Insured)	2,185,000	2,093,059
		5,900,352
Escrowed/Pre-Refunded - 0.0%
Delaware Cnty PA Auth Rev Series 2017, 5% 7/1/2026 (Escrowed to Maturity)	1,115,000	1,145,074
State Pub Sch Bldg Auth PA Sch Rev Series 2016 A, 5% 12/1/2029 (Pre-refunded to 12/1/2026 at 100)	720,000	748,250
		1,893,324
General Obligations - 1.1%
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2035	710,000	737,944
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2037	755,000	781,059
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2038	710,000	732,800
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2043	1,890,000	1,936,379
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2033	1,510,000	1,619,495
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2036	1,400,000	1,485,370
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2037	1,810,000	1,912,404
Philadelphia PA Sch Dist 4% 9/1/2035	2,175,000	2,208,544
Philadelphia PA Sch Dist 4% 9/1/2036	1,890,000	1,916,372
Philadelphia PA Sch Dist 5% 9/1/2029	3,280,000	3,362,567
Philadelphia PA Sch Dist 5% 9/1/2031	1,100,000	1,175,959
Philadelphia PA Sch Dist 5% 9/1/2033	6,485,000	6,894,832
Philadelphia PA Sch Dist 5% 9/1/2033 (Assured Guaranty Municipal Corp Insured)	1,945,000	2,079,808
Philadelphia PA Sch Dist 5% 9/1/2034	1,370,000	1,437,760
Philadelphia PA Sch Dist 5% 9/1/2035	945,000	988,857
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	1,315,000	1,351,785
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	695,000	699,395
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2029	4,595,000	4,748,818
		36,070,148
Health Care - 2.4%
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2036	2,360,000	2,373,431
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021, 3% 8/15/2053 (Assured Guaranty Municipal Corp Insured)	5,745,000	4,356,409
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	1,255,000	1,282,538
Doylestown PA Hosp Auth Hosp 5% 7/1/2046	640,000	643,850
Lancaster Cnty PA Hosp Aut Rev (Penn State Hlth System Proj.) Series 2021, 5% 11/1/2051	3,110,000	3,155,174
Lancaster PA Mun Auth Rev (Wellspan Health Group Proj.) Series 2023B, 5% 6/1/2029	3,005,000	3,253,968
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2037	1,890,000	1,898,813
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2038	2,060,000	2,067,957
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2039	2,360,000	2,361,556
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 2/15/2026	1,605,000	1,637,756
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	40,000	39,237
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	40,000	39,013
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2030	4,105,000	3,981,243
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2032	130,000	124,170
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	4,395,000	4,084,728
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	2,405,000	2,141,032
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	4,875,000	4,533,801
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	6,835,000	6,179,991
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 1, 5.25% 7/1/2049	925,000	967,322
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,040,000	1,095,350
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 5.25% 11/1/2043	5,000,000	5,424,089
Pocono Mtns PA Indl Pk Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2015A, 5% 8/15/2040	1,695,000	1,693,077
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	1,405,000	1,332,498
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	3,345,000	3,096,027
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2044	2,450,000	2,516,399
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2049	3,915,000	3,990,464
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	9,600,000	10,391,312
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2033	945,000	961,900
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2038	3,025,000	3,116,819
		78,739,924
Housing - 0.1%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	1,495,000	1,564,259
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	2,075,000	2,112,439
		3,676,698
Special Tax - 0.0%
Pittsburgh & Alleg Cnty Parking 5% 12/15/2035	1,060,000	1,092,155
Pittsburgh & Alleg Cnty Parking 5% 12/15/2037	470,000	481,717
		1,573,872
Transportation - 1.1%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2051	5,350,000	5,534,214
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2056	11,795,000	12,158,577
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	16,995,000	15,828,492
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2040	2,650,000	2,944,847
Philadelphia PA Airport Rev 5% 7/1/2028	470,000	491,068
Philadelphia PA Airport Rev 5% 7/1/2029	470,000	489,495
Philadelphia PA Airport Rev 5% 7/1/2030	520,000	540,706
Philadelphia PA Airport Rev 5% 7/1/2031	565,000	586,330
Philadelphia PA Airport Rev 5% 7/1/2032	520,000	538,930
Philadelphia PA Airport Rev 5% 7/1/2033	565,000	584,872
		39,697,531
Water & Sewer - 0.5%
Capital Region Wtr PA Wtr Rev 5% 7/15/2026	945,000	972,603
Capital Region Wtr PA Wtr Rev 5% 7/15/2038	945,000	984,237
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2039 (Assured Guaranty Municipal Corp Insured)	4,275,000	4,737,501
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2040 (Assured Guaranty Municipal Corp Insured)	4,750,000	5,239,004
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Municipal Corp Insured)	2,720,000	2,971,194
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2032 (Assured Guaranty Municipal Corp Insured)	1,890,000	2,139,004
		17,043,543
TOTAL PENNSYLVANIA		199,740,882
Puerto Rico - 0.8%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (i)	10,912,493	7,600,964
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	8,345,792	8,298,839
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	3,005,000	2,976,119
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	1,085,763	1,131,850
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,260,915	1,353,033
		21,360,805
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (g)	2,165,000	2,021,727
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (g)	1,030,000	1,087,295
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (g)	3,130,000	3,257,901
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (g)	1,445,000	1,347,724
		7,714,647
TOTAL PUERTO RICO		29,075,452
Rhode Island - 0.8%
Education - 0.3%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2035	1,210,000	1,354,905
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2042	3,300,000	3,556,558
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2043	1,180,000	1,264,699
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	5,135,000	5,392,972
		11,569,134
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2032 (Build America Mutual Assurance Co Insured)	750,000	837,879
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2033 (Build America Mutual Assurance Co Insured)	775,000	873,535
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2039 (Build America Mutual Assurance Co Insured)	1,250,000	1,374,645
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2042 (Build America Mutual Assurance Co Insured)	1,175,000	1,289,885
		4,375,944
Health Care - 0.2%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	4,605,000	4,624,131
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	185,000	185,020
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2034	1,695,000	1,877,511
		6,686,662
Housing - 0.2%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	775,000	768,605
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership 1988 Adopted October 19, 1988 Sf Wl Open Proj.) Series 73A, 2.3% 10/1/2040	2,000,000	1,497,728
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) 3% 4/1/2049	3,710,000	3,653,686
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	515,000	516,759
		6,436,778
TOTAL RHODE ISLAND		29,068,518
South Carolina - 2.1%
Electric Utilities - 1.0%
South Carolina St Svc Auth Rev Series 2016 C, 5% 12/1/2025	565,000	572,852
South Carolina St Svc Auth Rev Series 2016 C, 5% 12/1/2026	945,000	978,520
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2038	2,800,000	3,086,431
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,710,000	1,837,348
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	2,360,000	2,560,600
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	585,000	570,654
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2033	1,850,000	2,076,507
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2039	2,640,000	2,893,400
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	875,000	929,228
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	6,445,000	6,876,139
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	3,425,000	3,497,286
South Carolina St Svc Auth Rev Series B, 5% 12/1/2036	5,140,000	5,243,556
		31,122,521
General Obligations - 0.0%
Beaufort Cnty SC Sch Dist Series 2021 A, 2% 3/1/2034	1,080,000	904,793
Health Care - 0.6%
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2046	8,000,000	8,859,417
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2032	4,080,000	4,306,213
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	6,530,000	5,936,033
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 5% 4/15/2048	2,545,000	2,572,216
		21,673,879
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	845,000	849,242
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2029	285,000	304,330
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2030	470,000	506,966
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2031	520,000	565,497
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2029	470,000	505,453
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2030	520,000	564,422
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2031	535,000	584,502
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	960,000	1,050,456
		4,930,868
Transportation - 0.4%
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2043	1,510,000	1,570,945
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2048	11,330,000	11,636,625
		13,207,570
TOTAL SOUTH CAROLINA		71,839,631
South Dakota - 0.1%
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2030	805,000	839,489
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2035	685,000	706,578
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	2,245,000	1,772,130
		3,318,197
TOTAL SOUTH DAKOTA		3,318,197
Tennessee - 1.4%
Education - 0.2%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	7,340,000	7,422,570
Electric Utilities - 0.7%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2029	1,000,000	1,086,789
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2031	6,285,000	7,039,411
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2032	2,000,000	2,266,301
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2041	2,000,000	2,209,110
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2043	1,660,000	1,815,840
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2044	1,665,000	1,810,426
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2029	2,690,000	2,923,466
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2030	4,160,000	4,592,839
		23,744,182
Health Care - 0.5%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	1,700,000	1,582,063
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2037	810,000	845,795
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2044	1,125,000	1,145,362
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2024A, 5% 7/1/2034	4,240,000	4,762,814
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2027	1,160,000	1,203,067
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2029	1,170,000	1,202,475
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2024B, 5% tender 9/1/2049 (b)	4,645,000	4,907,428
		15,649,004
Housing - 0.0%
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	270,000	217,963
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	325,000	242,135
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	660,000	559,565
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	540,000	538,549
		1,558,212
TOTAL TENNESSEE		48,373,968
Texas - 7.6%
Education - 0.6%
Houston TX Higher Ed (Rice University, TX Proj.) Series 2024, 5% 5/15/2034	6,720,000	7,744,780
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2029	1,985,000	2,015,600
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2032	710,000	739,058
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	4,245,000	4,682,487
Texas St Univ Sys Fing Rev 4% 3/15/2034	2,125,000	2,168,358
Texas St Univ Sys Fing Rev 4% 3/15/2035	1,890,000	1,924,024
University TX Perm Univ Fd Series 2016 B, 5% 7/1/2029	885,000	909,124
University TX Perm Univ Fd Series 2023A, 5% 7/1/2040	1,880,000	2,076,534
		22,259,965
Electric Utilities - 0.8%
Garland Tex Elec Util Sys Rev 4% 3/1/2046	1,700,000	1,610,615
Garland Tex Elec Util Sys Rev 4% 3/1/2051	2,125,000	1,946,347
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2033	4,260,000	4,475,816
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2035	2,005,000	2,096,187
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2032 (Assured Guaranty Municipal Corp Insured)	1,930,000	2,164,137
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2033 (Assured Guaranty Municipal Corp Insured)	1,380,000	1,558,666
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2034 (Assured Guaranty Municipal Corp Insured)	1,150,000	1,291,762
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2035 (Assured Guaranty Municipal Corp Insured)	1,240,000	1,384,910
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2036 (Assured Guaranty Municipal Corp Insured)	1,400,000	1,554,429
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2037 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,105,510
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2038 (Assured Guaranty Municipal Corp Insured)	1,035,000	1,137,887
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2039 (Assured Guaranty Municipal Corp Insured)	1,200,000	1,312,221
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2040 (Assured Guaranty Municipal Corp Insured)	1,400,000	1,525,421
San Antonio TX Elec & Gas Rev 5% 2/1/2032	1,180,000	1,227,704
San Antonio TX Elec & Gas Rev 5% 2/1/2034	1,415,000	1,466,229
		25,857,841
General Obligations - 1.8%
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,020,000	1,153,864
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,125,990
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,136,945
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	2,090,000	1,810,382
Bryan TX (Bryan Tex Proj.) Gen. Oblig. 2.125% 8/15/2034	740,000	620,768
City of Coppell TX Gen. Oblig. Series 2020, 1.375% 2/1/2035	1,470,000	1,067,573
City of Frisco TX Gen. Oblig. 2% 2/15/2041	645,000	443,965
City of Waco TX Gen. Oblig. 2.125% 2/1/2035	1,230,000	1,018,906
City of Waco TX Gen. Oblig. 2.25% 2/1/2036	1,610,000	1,320,635
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	3,035,000	2,750,886
Comal Tex Indpt Sch Dist Series 2020, 1.625% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	1,945,000	1,642,318
Conroe TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,785,000	3,172,665
Conroe TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	4,950,000	5,616,182
Conroe TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,195,000	2,474,657
County of Collin TX Gen. Oblig. Series 2022, 4% 2/15/2039	1,275,000	1,287,236
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2032	500,000	561,288
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2034	545,000	619,236
Fort Bend Grand Parkway Toll Road Authority (Fort Bend County TX Proj.) Series 2021, 3% 3/1/2046	1,600,000	1,271,626
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	610,000	542,670
Greenville Tex Gen. Oblig. 2% 2/15/2033	1,055,000	872,924
Lamar TX Isd Series 2021, 3% 2/15/2056 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	1,419,695
Mansfield TX Gen. Oblig. 2.125% 2/15/2034	1,355,000	1,149,550
Mansfield TX Gen. Oblig. 2.375% 2/15/2036	850,000	708,742
Northwest Tex Indpt Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	4,000,000	4,351,770
Northwest Tex Indpt Sch Dist Series 2023, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	5,500,000	5,952,085
Plano TX Gen. Oblig. 3.37% 9/1/2037	900,000	847,640
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,585,000	1,420,447
Prosper Tex Indpt Sch Dist 5% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	5,415,000	5,796,684
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	4,220,000	4,641,281
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,770,000	3,026,832
Round Rock TX Indpt Sch Dist Series 2016, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	785,000	665,888
Wichita Falls TX Indpt Sch Dis Series 2021, 1.625% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	2,475,000	2,122,246
		62,613,576
Health Care - 0.4%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,785,000	2,996,327
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2038	3,065,000	3,404,627
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2033	995,000	1,011,120
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2034	1,575,000	1,598,550
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2035	1,145,000	1,160,667
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2028	1,415,000	1,481,338
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2043	1,320,000	1,361,537
		13,014,166
Housing - 0.5%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	4,055,000	4,444,321
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	3,382,346	2,944,668
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	1,970,000	1,951,350
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	1,935,000	1,946,952
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2021 A, 1.85% 9/1/2036	1,485,000	1,105,363
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	2,840,000	3,119,334
		15,511,988
Special Tax - 0.3%
Dallas TX Rapid Transit Sales Tax Rev Series 2020 A, 5% 12/1/2045	1,355,000	1,409,757
Texas Transn Commn St Hwy Fund Rev Series 2024, 5% 10/1/2033	8,820,000	10,101,376
		11,511,133
Transportation - 3.2%
Central TX Regl Mobility Auth Rev Series 2020 A, 5% 1/1/2049	3,720,000	3,840,433
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2045	1,650,000	1,711,739
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2029	1,795,000	1,910,681
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2030	2,360,000	2,504,974
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2031	2,125,000	2,247,220
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2032	1,890,000	1,995,113
Dallas Fort Worth International Airport 5% 11/1/2038	2,750,000	3,053,260
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2034	3,220,000	3,288,999
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2035	2,860,000	2,912,990
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2036	4,720,000	4,911,261
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2037	9,440,000	9,801,754
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2043	5,195,000	5,340,752
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2049	2,740,000	2,494,423
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2033	1,890,000	1,985,876
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	3,570,000	3,876,089
North TX Twy Auth Rev 0% 1/1/2029 (Assured Guaranty Inc Insured) (i)	14,265,000	12,467,966
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (i)	11,270,000	7,754,073
North TX Twy Auth Rev 3% 1/1/2046	4,000,000	3,099,582
North TX Twy Auth Rev 3% 1/1/2051	10,685,000	7,888,005
North TX Twy Auth Rev 5% 1/1/2030	250,000	253,745
North TX Twy Auth Rev 5% 1/1/2031	350,000	355,082
North TX Twy Auth Rev 5% 1/1/2033	1,415,000	1,457,660
North TX Twy Auth Rev 5% 1/1/2034	945,000	973,669
North TX Twy Auth Rev 5% 1/1/2035	1,225,000	1,260,253
North TX Twy Auth Rev 5% 1/1/2037	970,000	995,558
North TX Twy Auth Rev Series 2024A, 5% 1/1/2035	655,000	744,149
North TX Twy Auth Rev Series 2024A, 5% 1/1/2036	1,420,000	1,603,116
North TX Twy Auth Rev Series 2024A, 5% 1/1/2045	1,070,000	1,150,374
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	1,025,000	1,137,312
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	3,055,000	3,448,089
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036	1,480,000	1,659,932
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2036	1,920,000	1,927,937
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2037	3,775,000	3,769,404
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2038	2,125,000	2,111,025
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	2,830,000	2,834,203
		108,766,698
Water & Sewer - 0.0%
Texas Wtr Dev Brd Series 2021, 2.5% 10/15/2039	2,000,000	1,565,909
TOTAL TEXAS		261,101,276
Utah - 1.1%
General Obligations - 0.1%
Canyons School District Series 2021A, 1.375% 6/15/2033	3,875,000	3,012,061
Weber Sch Dist Utah 2.375% 6/15/2036	730,000	602,950
		3,615,011
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	577,979	472,946
Special Tax - 0.0%
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (g)	2,410,000	2,498,546
Transportation - 1.0%
Salt Lake City UT Arpt Rev 5% 7/1/2046	5,225,000	5,474,385
Salt Lake City UT Arpt Rev 5% 7/1/2051	21,060,000	21,814,679
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2034	1,550,000	1,602,690
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2035	1,415,000	1,461,313
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2036	1,415,000	1,459,480
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2037	945,000	973,219
		32,785,766
TOTAL UTAH		39,372,269
Vermont - 0.1%
Education - 0.1%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	2,265,000	2,107,842
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	2,645,000	2,356,266
		4,464,108
TOTAL VERMONT		4,464,108
Virginia - 1.4%
Electric Utilities - 0.0%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	2,570,000	2,596,455
General Obligations - 1.1%
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2034	1,120,000	1,232,799
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2035	1,230,000	1,347,714
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2035	16,100,000	16,599,113
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 A, 5% 2/1/2037	2,750,000	3,091,835
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 B, 5% 2/1/2034	6,750,000	7,666,470
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2032	450,000	472,612
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2033	1,890,000	1,982,237
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2038	2,810,000	3,160,375
		35,553,155
Health Care - 0.3%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	1,280,000	1,385,011
Fredericksburg VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) 5% 6/15/2026	1,850,000	1,850,763
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	2,010,000	1,483,053
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	350,000	341,114
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	325,000	315,381
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2028	945,000	965,706
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2033	210,000	214,032
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2036	945,000	960,618
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2044	2,360,000	2,368,728
		9,884,406
TOTAL VIRGINIA		48,034,016
Washington - 3.0%
Education - 0.7%
University Wash Univ Revs Series 2024A, 5% 4/1/2035	3,750,000	4,274,831
University Wash Univ Revs Series 2024A, 5% 4/1/2036	2,255,000	2,559,789
University Wash Univ Revs Series 2024A, 5% 4/1/2037	3,750,000	4,238,212
University Wash Univ Revs Series 2024A, 5% 4/1/2038	750,000	842,397
University Wash Univ Revs Series 2024A, 5% 4/1/2039	700,000	779,976
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	3,265,000	2,497,213
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	4,390,000	4,224,387
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2034	1,510,000	1,524,927
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2035	945,000	953,508
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2040	1,535,000	1,539,311
		23,434,551
Electric Utilities - 0.1%
Chelan Cnty WA Pub Col River 0% 6/1/2028 (National Public Finance Guarantee Corporation Insured) (i)	1,395,000	1,249,878
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2037	945,000	976,454
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2038	945,000	975,566
		3,201,898
General Obligations - 0.4%
King County WA Gen. Oblig. 2% 1/1/2037	535,000	414,477
Pierce Cnty WA Gen. Oblig. 2.35% 7/1/2033	3,795,000	3,313,619
State of Washington Gen. Oblig. Series 2015C, 5% 2/1/2034	905,000	905,000
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2033	1,985,000	2,056,212
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2035	1,000,000	1,091,478
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2028	890,000	916,218
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	890,000	914,902
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2035	4,000,000	4,358,173
		13,970,079
Health Care - 1.3%
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2033 (g)	325,000	325,942
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (g)	100,000	98,769
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2048 (g)	300,000	276,810
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2034	1,790,000	1,893,271
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2037	945,000	986,761
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2035	2,695,000	2,839,113
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2039	1,055,000	1,093,836
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2055	9,515,000	9,648,800
Washington St Health Care Facs Auth Rev (Multicare Medical Ctr,Tacom,Wa Proj.) Series 2017B, 4% 8/15/2041	3,590,000	3,425,592
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	380,000	390,306
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	810,000	830,666
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	2,495,000	2,547,612
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2035	2,220,000	2,263,520
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2036	2,125,000	2,163,429
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	8,705,000	8,754,397
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2030	1,135,000	1,189,196
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2031	1,415,000	1,478,272
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2032	975,000	1,016,239
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	2,360,000	2,449,609
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2029	2,125,000	2,191,964
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2030	945,000	974,300
		46,838,404
Housing - 0.1%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	3,480,000	3,557,058
Special Tax - 0.4%
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	550,000	433,843
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	11,755,000	11,917,292
		12,351,135
TOTAL WASHINGTON		103,353,125
West Virginia - 0.1%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	980,000	972,597
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2033	1,735,000	1,797,512
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	1,105,000	1,112,044
		2,909,556
TOTAL WEST VIRGINIA		3,882,153
Wisconsin - 2.3%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (g)	985,000	986,549
Public Fin Auth Wis Edl Fac Rev (Wingate University Proj.) 5.25% 10/1/2048	290,000	282,233
		1,268,782
Escrowed/Pre-Refunded - 0.1%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2050 (Pre-refunded to 4/1/2030 at 100) (g)	100,000	108,901
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2030 (Pre-refunded to 9/1/2027 at 100)	1,200,000	1,257,699
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2032 (Pre-refunded to 9/1/2027 at 100)	1,040,000	1,090,005
		2,456,605
General Obligations - 0.6%
Howard Suamico WI Scd 2% 3/1/2038	1,165,000	874,207
Kohler Wis Sch Dist 2% 3/1/2038	620,000	453,767
Mauston Wis Sch Dist 1.8% 3/1/2037 (Assured Guaranty Municipal Corp Insured)	2,840,000	2,104,174
New Richmond Wis Sch Dist 4% 4/1/2042	6,955,000	6,851,727
New Richmond Wis Sch Dist 4% 4/1/2043	1,565,000	1,525,360
New Richmond Wis Sch Dist 5% 4/1/2036	1,705,000	1,869,089
New Richmond Wis Sch Dist 5% 4/1/2037	2,200,000	2,398,511
New Richmond Wis Sch Dist 5% 4/1/2038	2,200,000	2,383,540
Westosha Cent High Sch Dist Wis 1.75% 3/1/2034	1,850,000	1,448,569
Westosha Cent High Sch Dist Wis 2% 3/1/2041	1,575,000	1,061,301
Wisconsin Rapids School District Series 2021, 2% 4/1/2036	1,110,000	837,649
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2033 (e)	1,390,000	1,599,800
		23,407,694
Health Care - 1.2%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	3,000,000	2,331,043
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	1,430,000	1,326,206
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	3,820,000	3,892,971
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	4,070,000	3,039,428
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (g)	620,000	614,317
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (g)	705,000	679,749
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2053 (g)	1,615,000	1,528,877
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2025 (g)	500,000	500,032
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2028 (g)	550,000	554,660
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (g)	230,000	232,253
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2042 (g)	220,000	220,751
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2047 (g)	220,000	217,532
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2052 (g)	410,000	397,483
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 4% 1/1/2045	1,415,000	1,288,388
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024B, 5% tender 4/1/2054 (b)	5,000,000	5,492,640
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	2,480,000	2,356,429
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	2,785,000	2,654,150
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2039	3,975,000	3,788,177
Wisconsin St Health & Edl Facs (Mercy Alliance Inc Proj.) 5% 6/1/2039	1,125,000	1,125,462
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,960,000	2,102,479
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	1,355,000	1,451,780
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	1,385,000	1,182,065
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	720,000	605,872
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.5% 2/15/2054	1,375,000	1,479,262
		39,062,006
Industrial Development - 0.4%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (g)	12,205,000	9,587,964
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (g)	3,990,000	3,293,488
		12,881,452
TOTAL WISCONSIN		79,076,539
TOTAL MUNICIPAL SECURITIES (Cost $3,413,644,398)		3,336,290,610

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (j)(k) (Cost $124,025,084)	2.06	123,978,892	124,028,483

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $3,537,669,482)	3,460,319,093
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(21,021,210)
NET ASSETS - 100.0%	3,439,297,883

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,701,929 or 1.5% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	149,768,605	708,910,768	734,650,865	3,110,841	1,019	(1,044)	124,028,483	123,978,892	8.9%
Total	149,768,605	708,910,768	734,650,865	3,110,841	1,019	(1,044)	124,028,483	123,978,892

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	320,868,433	-	317,060,583	3,807,850
Electric Utilities	257,951,362	-	257,951,362	-
Escrowed/Pre-Refunded	11,854,956	-	11,854,956	-
General Obligations	994,121,479	-	994,121,479	-
Health Care	653,437,677	-	649,971,507	3,466,170
Housing	131,472,315	-	131,472,315	-
Industrial Development	28,980,634	-	28,980,634	-
Other	1,523,227	-	1,523,227	-
Special Tax	373,091,433	-	373,091,433	-
Tobacco Bonds	25,810,339	-	25,810,339	-
Transportation	480,360,332	-	480,360,332	-
Water & Sewer	56,818,423	-	56,818,423	-

Money Market Funds	124,028,483	124,028,483	-	-
Total Investments in Securities:	3,460,319,093	124,028,483	3,329,016,590	7,274,020
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,413,644,398)	$3,336,290,610
Fidelity Central Funds (cost $124,025,084)	124,028,483

Total Investment in Securities (cost $3,537,669,482)		$3,460,319,093
Cash		99,999
Receivable for fund shares sold		4,004,684
Interest receivable		33,098,852
Distributions receivable from Fidelity Central Funds		144,642
Prepaid expenses		2,440
Receivable from investment adviser for expense reductions		511,649
Other receivables		440
Total assets		3,498,181,799
Liabilities
Payable for investments purchased
Regular delivery	$5,370,000
Delayed delivery	45,166,723
Payable for fund shares redeemed	3,228,564
Distributions payable	3,825,833
Accrued management fee	1,222,029
Other payables and accrued expenses	70,767
Total liabilities		58,883,916
Net Assets		$3,439,297,883
Net Assets consist of:
Paid in capital		$3,573,505,681
Total accumulated earnings (loss)		(134,207,798)
Net Assets		$3,439,297,883
Net Asset Value, offering price and redemption price per share ($3,439,297,883 ÷ 313,982,445 shares)		$10.95
Statement of Operations
Year ended January 31, 2025
Investment Income
Interest		$110,414,653
Income from Fidelity Central Funds		3,110,841
Total income		113,525,494
Expenses
Management fee	$14,362,383
Transfer agent fees	244,098
Accounting fees and expenses	46,511
Custodian fees and expenses	32,489
Independent trustees' fees and expenses	8,871
Registration fees	112,417
Audit fees	64,013
Legal	13,834
Miscellaneous	16,295
Total expenses before reductions	14,900,911
Expense reductions	(6,426,969)
Total expenses after reductions		8,473,942
Net Investment income (loss)		105,051,552
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8,240,492)
Fidelity Central Funds	1,019
Total net realized gain (loss)		(8,239,473)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(18,232,912)
Fidelity Central Funds	(1,044)
Total change in net unrealized appreciation (depreciation)		(18,233,956)
Net gain (loss)		(26,473,429)
Net increase (decrease) in net assets resulting from operations		$78,578,123
Statement of Changes in Net Assets

	Year ended January 31, 2025	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$105,051,552	$88,989,521
Net realized gain (loss)	(8,239,473)	(6,392,682)
Change in net unrealized appreciation (depreciation)	(18,233,956)	29,972,413
Net increase (decrease) in net assets resulting from operations	78,578,123	112,569,252
Distributions to shareholders	(103,190,786)	(87,316,305)

Share transactions
Proceeds from sales of shares	882,427,871	967,358,461
Reinvestment of distributions	58,949,130	51,813,569
Cost of shares redeemed	(679,218,920)	(720,048,957)

Net increase (decrease) in net assets resulting from share transactions	262,158,081	299,123,073
Total increase (decrease) in net assets	237,545,418	324,376,020

Net Assets
Beginning of period	3,201,752,465	2,877,376,445
End of period	$3,439,297,883	$3,201,752,465

Other Information
Shares
Sold	80,283,647	90,041,387
Issued in reinvestment of distributions	5,368,817	4,825,956
Redeemed	(61,849,719)	(67,294,452)
Net increase (decrease)	23,802,745	27,572,891

Financial Highlights
Fidelity® Tax-Free Bond Fund

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.03	$10.96	$11.79	$12.25	$12.13
Income from Investment Operations
Net investment income (loss) A,B	.340	.329	.304	.291	.312
Net realized and unrealized gain (loss)	(.086)	.064	(.828)	(.427)	.152
Total from investment operations	.254	.393	(.524)	(.136)	.464
Distributions from net investment income	(.333)	(.323)	(.304)	(.291)	(.312)
Distributions from net realized gain	(.001)	-	(.002)	(.033)	(.032)
Total distributions	(.334)	(.323)	(.306)	(.324)	(.344)
Net asset value, end of period	$10.95	$11.03	$10.96	$11.79	$12.25
Total Return C	2.34%	3.71%	(4.38)%	(1.16)%	3.94%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.44%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	3.09%	3.06%	2.78%	2.39%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$3,439,298	$3,201,752	$2,877,376	$4,518,267	$4,474,910
Portfolio turnover rate F	15%	7%	11% G	8%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust)and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees(the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$44,409,062
Gross unrealized depreciation	(117,492,793)
Net unrealized appreciation (depreciation)	$(73,083,731)
Tax Cost	$3,533,402,824

The tax-based components of distributable earnings as of period end were as follows:
Capital loss carryforward	$(60,809,874)
Net unrealized appreciation (depreciation) on securities and other investments	$(73,083,731)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(35,599,552)
Long-term	(25,210,322)
Total capital loss carryforward	$(60,809,874)

The tax character of distributions paid was as follows:

	January 31, 2025	January 31, 2024
Tax-exempt Income	102,875,622	87,316,305
Ordinary Income	$315,164	-
Total	$103,190,786	$ 87,316,305

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Tax-Free Bond Fund	809,881,550	500,402,784

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Tax-Free Bond Fund	.43

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Tax-Free Bond Fund	.43

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .09% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .34%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period February 1, 2024 through February 29, 2024, the transfer agent fees were a fixed annual rate of .0908% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period February 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Tax-Free Bond Fund	.0173

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
Amount ($)
Fidelity Tax-Free Bond Fund	5,108
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through May 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $6,391,884.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $764.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $34,321.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Tax-Free Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends was free from federal income tax, and 00.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Tax-Free Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio, the Board considered a pro forma management fee rate as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.769635.123
SFB-ANN-0425
Fidelity® Municipal Core Plus Bond Fund

Annual Report
January 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Municipal Core Plus Bond Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 95.9%
	Principal Amount (a)	Value ($)
Alabama - 5.3%
Education - 1.1%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	200,000	209,407
University South AL Univ Rev Series 2024 A, 5.25% 4/1/2054 (Build America Mutual Assurance Co Insured)	500,000	531,561
		740,968
General Obligations - 3.4%
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	630,000	661,458
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	65,000	67,114
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	600,000	635,717
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	100,000	106,330
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	380,000	401,613
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	435,000	465,205
		2,337,437
Water & Sewer - 0.8%
Jefferson Cnty AL Swr Rev 5% 10/1/2038	500,000	541,553
TOTAL ALABAMA		3,619,958
Arizona - 1.5%
Education - 0.1%
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2031	75,000	78,049
University AZ Univ Revs Series 2016, 3% 6/1/2034	50,000	46,834
		124,883
Electric Utilities - 0.1%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017 B, 3.75% tender 3/1/2039 (b)	100,000	99,951
General Obligations - 0.7%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	100,000	91,418
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	100,000	95,111
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	260,000	280,028
		466,557
Health Care - 0.2%
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2036	105,000	105,573
Housing - 0.1%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	80,030	76,331
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	125,000	126,218
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	55,000	55,193
		181,411
TOTAL ARIZONA		1,054,706
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2029	20,000	20,811
California - 4.3%
Education - 0.1%
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.5% 6/1/2034	50,000	46,953
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.75% 6/1/2037	40,000	37,606
		84,559
Escrowed/Pre-Refunded - 0.0%
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (Escrowed to Maturity)	25,000	25,170
General Obligations - 0.7%
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2034	50,000	47,646
Los Angeles Unified School District/CA Series 2016B, 2% 7/1/2029	10,000	9,317
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2035	5,000	4,728
Poway CA Unified Sch Dist 0% 8/1/2038 (d)	60,000	36,087
San Diego CA Uni Sch Dist 0% 7/1/2031 (d)	10,000	8,079
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. Series 2018, 5% 9/1/2038	5,000	5,393
State of California Gen. Oblig. 4% 11/1/2037	50,000	51,470
State of California Gen. Oblig. Series CU, 4.75% 12/1/2042	250,000	258,428
		421,148
Housing - 1.0%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	564,766	539,780
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	98,704	101,355
		641,135
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	15,000	13,469
Resource Recovery - 0.8%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	500,000	513,402
Synthetics - 0.7%
California Stwide Cmnty Mf Rev Participating VRDN 2.45% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)	500,000	500,000
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (d)	500,000	58,490
Transportation - 0.9%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Municipal Corp Insured) (d)	100,000	27,208
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2053 (Build America Mutual Assurance Co Insured) (c)	500,000	516,020
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2035 (c)	10,000	10,464
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (c)	100,000	105,589
		659,281
TOTAL CALIFORNIA		2,916,654
Colorado - 2.5%
Escrowed/Pre-Refunded - 0.5%
Colorado Health Facilities Authority 4% 9/1/2036 (Pre-refunded to 9/1/2026 at 100)	15,000	15,234
Colorado Health Facilities Authority 5% 9/1/2026 (Escrowed to Maturity)	325,000	335,032
		350,266
Health Care - 0.4%
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (b)	90,000	96,058
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2039	185,000	181,409
		277,467
Special Tax - 0.8%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	492,005
Transportation - 0.1%
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	90,000	93,860
Water & Sewer - 0.7%
Elbert County Independence Water & Sanitation District Series 2024, 5.125% 12/1/2033	500,000	487,960
TOTAL COLORADO		1,701,558
Connecticut - 5.0%
Education - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2040	30,000	31,411
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	100,000	99,509
		130,920
General Obligations - 2.2%
Connecticut St Gen. Oblig. Series 2016 A, 5% 3/15/2026	50,000	51,269
Connecticut St Gen. Oblig. Series 2018 A, 5% 4/15/2037	1,000,000	1,043,142
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2036	20,000	18,595
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2032 (Assured Guaranty Municipal Corp Insured)	80,000	89,548
Stamford CT Gen. Oblig. Series 2016, 4% 8/1/2026	5,000	5,030
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2038 (Build America Mutual Assurance Co Insured)	100,000	107,948
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2039 (Build America Mutual Assurance Co Insured)	100,000	107,033
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2040 (Build America Mutual Assurance Co Insured)	100,000	106,402
		1,528,967
Health Care - 1.6%
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2036	5,000	5,060
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2032	5,000	5,327
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2034	375,000	376,482
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2025	190,000	191,001
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	500,000	508,612
		1,086,482
Housing - 0.4%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2023 A, 5.25% 11/15/2053	250,000	264,409
Special Tax - 0.6%
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2045	200,000	217,069
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (f)	100,000	85,739
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 5.625% 4/1/2044 (f)	100,000	104,877
		407,685
TOTAL CONNECTICUT		3,418,463
District Of Columbia - 0.6%
General Obligations - 0.2%
District Columbia Gen. Oblig. Series 2016 A, 3% 6/1/2041	145,000	124,175
Transportation - 0.4%
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2040 (c)	100,000	97,337
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2026 (c)	200,000	205,381
		302,718
TOTAL DISTRICT OF COLUMBIA		426,893
Florida - 6.4%
Education - 1.2%
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2032	500,000	556,476
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2059 (f)	100,000	99,406
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2034	30,000	30,873
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2016 A, 3% 12/1/2046	25,000	18,786
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	100,000	74,191
		779,732
Electric Utilities - 0.1%
Florida St Mun Pwr Agy Rev Series 2021 A, 3% 10/1/2032	100,000	93,658
Health Care - 2.9%
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2040 (Assured Guaranty Municipal Corp Insured)	300,000	327,043
Hillsborough Cnty Fla Indl Dev (Tampa General Hospital, FL Proj.) Series 2020A, 3.5% 8/1/2055	235,000	180,974
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2019B, 5% 5/15/2053	75,000	73,811
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2023C, 7.625% 5/15/2058	50,000	56,488
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2047	1,000,000	952,970
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2015A, 4% 12/1/2035	365,000	345,271
		1,936,557
Housing - 0.0%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	15,000	15,217
Transportation - 2.0%
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Municipal Corp Insured) (c)	500,000	519,073
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.5% 7/1/2053 (c)	500,000	504,962
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2017, 3% 7/1/2034	395,000	372,377
		1,396,412
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2028	50,000	53,720
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2030	50,000	55,468
		109,188
TOTAL FLORIDA		4,330,764
Georgia - 5.5%
Education - 0.0%
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2038	5,000	5,035
Electric Utilities - 0.7%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (b)	340,000	342,971
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.25% tender 11/1/2045 (b)	105,000	104,916
		447,887
General Obligations - 1.9%
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	200,000	208,441
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)(g)	500,000	534,151
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	200,000	199,403
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (b)	250,000	263,902
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	55,000	58,263
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	45,000	47,761
		1,311,921
Other - 1.7%
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2028	325,000	341,672
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2029	375,000	398,483
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2030	400,000	429,470
		1,169,625
Transportation - 1.2%
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2025 (c)	800,000	806,591
TOTAL GEORGIA		3,741,059
Hawaii - 1.3%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2034	5,000	5,451
Housing - 0.5%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	340,000	347,335
Water & Sewer - 0.8%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series B, 5% 7/1/2027	500,000	515,145
TOTAL HAWAII		867,931
Illinois - 10.6%
Education - 0.8%
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	145,000	124,787
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2038	350,000	363,605
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2037	100,000	96,149
		584,541
Escrowed/Pre-Refunded - 0.5%
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	5,000	5,140
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2027 (Pre-refunded to 6/1/2026 at 100)	300,000	308,409
		313,549
General Obligations - 3.7%
Chicago IL Brd Ed Series D, 5% 12/1/2031	100,000	101,422
Chicago IL Gen. Oblig. Series 2024 B, 5% 1/1/2041	500,000	515,542
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	25,000	26,131
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	40,000	43,526
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2029	500,000	496,228
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	120,000	129,445
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	500,000	542,720
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	300,000	298,255
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	50,000	55,744
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	50,000	55,268
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2042	35,000	38,353
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	25,000	26,649
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	100,000	104,626
		2,433,909
Health Care - 0.8%
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) Series 2019, 5% 4/1/2035	15,000	15,752
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	35,000	30,612
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2025	60,000	60,663
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 4% 5/15/2035	10,000	9,701
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2016, 3.25% 11/15/2045	540,000	432,390
Illinois Fin Auth Rev (Southern Ill Hlthcare Ent Inc Proj.) Series 2017 C, 5% 3/1/2026	15,000	15,217
		564,335
Housing - 0.6%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	115,000	101,328
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 4% tender 6/1/2026 (b)	350,000	350,744
		452,072
Special Tax - 2.3%
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2041	100,000	90,311
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2033	115,000	104,340
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2034	220,000	196,372
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2033 (National Public Finance Guarantee Corporation Insured) (d)	20,000	14,456
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (National Public Finance Guarantee Corporation Insured) (d)	15,000	8,593
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2041 (d)	300,000	146,675
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Municipal Corp Insured) (d)	100,000	37,510
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	300,000	313,540
Sales Tax Securitization Corp 3% 1/1/2027	264,000	262,022
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	300,000	336,606
		1,510,425
Transportation - 1.9%
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2030 (c)	1,000,000	1,058,916
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2029 (c)	20,000	20,184
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (c)	20,000	21,504
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2041 (c)	50,000	53,819
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2042 (c)	130,000	140,082
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	20,000	20,985
		1,315,490
TOTAL ILLINOIS		7,174,321
Indiana - 2.3%
Education - 1.6%
Indiana Fin Auth Edl Facs Rev (Butler University Proj.) Series 2021, 4% 2/1/2030	10,000	10,246
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2030	500,000	525,284
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2031	500,000	528,016
		1,063,546
Health Care - 0.7%
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	555,000	515,710
TOTAL INDIANA		1,579,256
Iowa - 0.4%
General Obligations - 0.0%
City of Des Moines IA Gen. Oblig. Series 2020 A, 2% 6/1/2031	10,000	8,828
Housing - 0.4%
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2023 A, 5.25% 7/1/2053	240,000	251,001
TOTAL IOWA		259,829
Kentucky - 3.5%
Electric Utilities - 0.1%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	100,000	101,336
General Obligations - 1.6%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	80,000	83,846
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	95,000	95,557
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2029 (Morgan Stanley Guaranteed)	400,000	418,753
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2028 (Morgan Stanley Guaranteed)	490,000	510,615
		1,108,771
Health Care - 1.8%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	200,000	196,340
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2016 A, 4% 2/1/2036	350,000	339,949
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5.25% 6/1/2041	200,000	202,961
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	350,000	359,753
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	90,000	69,857
		1,168,860
Special Tax - 0.0%
Louisville & Jefferson Cnty Visitors & Conv Comm Rev Series 2016, 3.125% 6/1/2046 (Assured Guaranty Municipal Corp Insured)	20,000	16,142
TOTAL KENTUCKY		2,395,109
Louisiana - 0.5%
Health Care - 0.0%
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Hospital Proj.) Series 2020 A, 3% 6/1/2050 (Assured Guaranty Municipal Corp Insured)	65,000	48,594
Industrial Development - 0.4%
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 4.05% tender 6/1/2037 (b)	260,000	262,798
Transportation - 0.1%
New Orleans LA Aviation Board 5% 1/1/2038 (c)	60,000	60,886
TOTAL LOUISIANA		372,278
Maryland - 1.8%
Education - 1.3%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	150,000	154,608
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2031	315,000	332,712
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2033	360,000	376,742
		864,062
Health Care - 0.5%
Maryland Health & Higher Educational Facilities Authority (Univ Of Maryland Med Sys, Md Proj.) Series 2020 B 1, 5% tender 7/1/2045 (b)	300,000	300,045
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	100,000	92,742
		392,787
TOTAL MARYLAND		1,256,849
Massachusetts - 1.9%
Education - 0.1%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2026 (c)	100,000	102,194
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) Series 2016, 5% 7/1/2028	30,000	30,583
		132,777
General Obligations - 0.1%
Amesbury Mass Series 2020, 2% 6/1/2034	25,000	21,065
Worcester MA Gen. Oblig. Series 2021, 2% 2/15/2035 (Assured Guaranty Municipal Corp Insured)	60,000	49,821
		70,886
Health Care - 0.8%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2035	15,000	16,006
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	510,000	463,721
		479,727
Housing - 0.5%
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) Series 2018A, 3.7% 12/1/2038	370,000	358,204
Transportation - 0.0%
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2034 (c)	30,000	31,495
Water & Sewer - 0.4%
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2035 (g)	205,000	240,094
TOTAL MASSACHUSETTS		1,313,183
Michigan - 0.2%
General Obligations - 0.2%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2038	100,000	105,024
Rochester MI Cmnty Sch Dist Series 2019 II, 3% 5/1/2031	5,000	4,807
		109,831
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	30,000	20,345
TOTAL MICHIGAN		130,176
Minnesota - 1.3%
Education - 0.6%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2033	150,000	153,196
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2023, 4.25% 10/1/2038	300,000	282,972
		436,168
Health Care - 0.7%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	315,000	333,266
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	100,000	106,496
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2016A, 3% 5/1/2032	15,000	13,815
		453,577
TOTAL MINNESOTA		889,745
Missouri - 0.2%
Housing - 0.2%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	95,000	106,549
Nebraska - 0.2%
General Obligations - 0.2%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	135,000	141,363
Nevada - 2.7%
General Obligations - 0.1%
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2040	85,000	75,932
Transportation - 2.6%
Clark Cnty NV Arpt Rev Series 2021 B, 5% 7/1/2025 (c)	1,740,000	1,754,048
TOTAL NEVADA		1,829,980
New Hampshire - 0.3%
Education - 0.1%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5% 11/1/2043 (c)	30,000	30,877
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2027 (c)	20,000	20,924
		51,801
Housing - 0.2%
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	98,317	93,584
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	10,000	10,064
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	35,000	35,278
		138,926
TOTAL NEW HAMPSHIRE		190,727
New Jersey - 8.0%
Education - 1.6%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2025 (c)	655,000	663,071
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2030 (c)	300,000	318,088
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (c)	85,000	90,617
		1,071,776
Electric Utilities - 1.2%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (b)(c)	340,000	339,671
Salem Cnty NJ Indl Pollutn Ctl (Constellation Energy Generation Llc Proj.) Series 1993A, 4.45% tender 3/1/2025 (b)(c)	500,000	500,182
		839,853
General Obligations - 3.5%
Essex Cnty NJ 2% 8/15/2033	450,000	379,810
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2038	1,000,000	1,139,904
New Jersey St Gen. Oblig. 2.375% 6/1/2036	55,000	46,118
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (d)	15,000	11,749
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (d)	80,000	55,522
New Jersey Trans Trust Fund Auth 5% 6/15/2032	100,000	112,371
New Jersey Trans Trust Fund Auth 5% 6/15/2038	35,000	37,788
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	100,000	108,227
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	215,000	231,100
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2025	250,000	251,908
		2,374,497
Housing - 0.8%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 11/1/2026 (c)	500,000	513,650
Special Tax - 0.0%
NJ Eda Motor Vehicle Series 2017A, 4% 7/1/2034	10,000	9,713
Tobacco Bonds - 0.8%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	525,000	526,554
Transportation - 0.1%
New Jersey Turnpike Authority 5% 1/1/2028	65,000	68,867
TOTAL NEW JERSEY		5,404,910
New York - 4.7%
Electric Utilities - 0.6%
Long Island Pwr Auth NY Elec 5% 9/1/2034	5,000	5,499
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	250,000	244,502
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	170,000	165,640
		415,641
General Obligations - 0.4%
City of New York NY Gen. Oblig. 5% tender 6/1/2044 (h)	100,000	100,598
City of New York NY Gen. Oblig. Series 2018 C, 3% 8/1/2033	160,000	154,024
		254,622
Health Care - 0.4%
Genesee County Funding Corp/The (Rochester General Hospital,Ny Proj.) 5% 12/1/2030	250,000	268,629
Housing - 0.8%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	110,000	110,583
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	370,000	370,913
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	35,000	35,051
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	15,000	11,423
		527,970
Special Tax - 2.0%
New York NY City Transitional Fin Auth Rev Series 2016, 3.125% 8/1/2031	595,000	586,983
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2037	5,000	5,106
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 3% 3/15/2049	1,000,000	763,730
		1,355,819
Tobacco Bonds - 0.3%
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement Series 2021B1, 4% 6/1/2050	205,000	196,725
Transportation - 0.2%
Metropolitan Transn Auth NY Rv 4% 11/15/2047	15,000	13,995
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 4% 10/1/2030 (c)	20,000	19,937
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2028 (c)	20,000	20,888
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (c)	35,000	37,193
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (c)	100,000	106,249
		198,262
TOTAL NEW YORK		3,217,668
North Carolina - 1.4%
Education - 1.0%
North Carolina St Ed Assistance Auth Rev Series 2023A, 5% 6/1/2043 (c)	85,000	85,510
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2028 (c)	550,000	578,763
		664,273
Health Care - 0.0%
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (b)	45,000	45,127
Transportation - 0.4%
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2024B, 5% 1/1/2053 (Assured Guaranty Municipal Corp Insured)	250,000	262,922
TOTAL NORTH CAROLINA		972,322
North Dakota - 1.0%
Health Care - 0.8%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2046	60,000	51,972
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2028	500,000	520,482
		572,454
Housing - 0.2%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	100,000	108,957
TOTAL NORTH DAKOTA		681,411
Ohio - 3.5%
Education - 0.5%
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2035	30,000	32,075
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2045 (g)	200,000	206,410
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5.25% 5/1/2054	100,000	103,340
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) Series 2015C, 3.75% 5/1/2038	5,000	4,682
		346,507
Electric Utilities - 1.1%
American Mun Pwr Rev Series 2016A, 3% 2/15/2036	10,000	8,825
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	500,000	529,551
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005B, 3.7% 7/1/2028 (c)	225,000	223,496
		761,872
Health Care - 0.6%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2031	100,000	106,534
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2032	15,000	15,856
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2032	25,000	27,223
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	200,000	193,107
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 3% 1/15/2046	120,000	92,573
		435,293
Other - 0.0%
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2034	5,000	5,302
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	200,000	148,400
Transportation - 0.8%
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2042 (c)(g)	500,000	538,686
Water & Sewer - 0.3%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	200,000	177,053
TOTAL OHIO		2,413,113
Oklahoma - 0.2%
Housing - 0.2%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	100,000	111,953
Oregon - 0.0%
Health Care - 0.0%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2036	10,000	10,588
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	10,000	8,140
TOTAL OREGON		18,728
Pennsylvania - 2.0%
General Obligations - 0.5%
Pennsylvania St Gen. Oblig. Series FIRST 2020, 3% 5/1/2036	310,000	285,070
Pennsylvania St Gen. Oblig. Series FIRST 2021, 3% 5/15/2034	40,000	37,905
		322,975
Health Care - 1.5%
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 3.375% 11/15/2031	10,000	9,933
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	580,000	602,503
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	220,000	226,477
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 5% 2/15/2031	10,000	10,335
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	50,000	51,419
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3% 8/15/2032	100,000	95,525
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2039	10,000	10,401
		1,006,593
Transportation - 0.0%
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2033	25,000	27,968
Pennsylvania Turnpike Commission Series A 1, 5% 12/1/2027	5,000	5,074
		33,042
TOTAL PENNSYLVANIA		1,362,610
Puerto Rico - 0.9%
General Obligations - 0.9%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (d)	500,000	348,269
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	14,000	13,921
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2037	250,000	244,333
		606,523
Special Tax - 0.0%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (d)	24,000	18,960
TOTAL PUERTO RICO		625,483
Rhode Island - 1.9%
Education - 1.8%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2047	500,000	528,706
Rhode Island St Student Ln Series 2019, 5% 12/1/2025 (c)	600,000	607,246
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (c)	55,000	57,267
		1,193,219
Health Care - 0.1%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	100,000	100,010
TOTAL RHODE ISLAND		1,293,229
South Carolina - 0.9%
Electric Utilities - 0.5%
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2039	95,000	104,119
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	30,000	32,234
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	40,000	43,400
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	10,000	9,755
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	15,000	15,930
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	110,000	117,358
		322,796
Health Care - 0.3%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.75% 11/15/2054	200,000	209,424
Transportation - 0.1%
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2049 (c)	110,000	115,379
TOTAL SOUTH CAROLINA		647,599
South Dakota - 0.2%
Housing - 0.2%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	95,000	103,415
Tennessee - 0.8%
Electric Utilities - 0.3%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5.25% 5/15/2049	100,000	109,109
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2027	100,000	105,102
		214,211
General Obligations - 0.5%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 3% 1/1/2035	350,000	325,609
Health Care - 0.0%
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	5,000	4,891
Housing - 0.0%
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	15,000	12,717
Transportation - 0.0%
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2038 (c)	5,000	5,102
TOTAL TENNESSEE		562,530
Texas - 5.6%
Education - 0.1%
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	5,000	5,134
University Houston TX Univ Rev Series 2017 C, 3.125% 2/15/2036	50,000	46,311
		51,445
Electric Utilities - 0.0%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2034	5,000	5,329
General Obligations - 1.6%
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	40,000	30,118
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	995,000	990,535
		1,020,653
Health Care - 0.2%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	100,000	107,588
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2040	50,000	53,458
		161,046
Housing - 0.0%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	25,000	25,436
Industrial Development - 1.3%
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.15% 4/1/2040 VRDN (b)	900,000	900,000
Transportation - 1.2%
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	145,000	152,547
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (d)	1,000,000	688,028
		840,575
Water & Sewer - 1.2%
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2035	550,000	610,098
Texas Wtr Dev Brd 3% 10/15/2038	250,000	225,045
Texas Wtr Dev Brd 5% 8/1/2035	5,000	5,367
		840,510
TOTAL TEXAS		3,844,994
Utah - 0.8%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	10,642	8,708
Special Tax - 0.8%
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (f)	500,000	518,370
TOTAL UTAH		527,078
Virginia - 0.3%
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	20,000	20,625
Transportation - 0.3%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2038 (c)	185,000	193,125
TOTAL VIRGINIA		213,750
Washington - 2.5%
Education - 0.2%
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	25,000	24,057
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5% 7/1/2028 (f)	155,000	160,572
		184,629
General Obligations - 1.5%
King Cnty Wash Hsg Auth Rev Series 2018, 3.25% 5/1/2033 (King County WA Guaranteed)	1,000,000	971,402
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2032	50,000	56,691
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2038	15,000	16,188
		1,044,281
Health Care - 0.6%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	10,000	10,497
Washington St Health Care Facs Auth Rev (Multicare Medical Ctr,Tacom,Wa Proj.) Series A, 5% 8/15/2027	5,000	5,041
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	150,000	154,142
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2036	155,000	157,803
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	15,000	15,570
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2027	75,000	77,644
		420,697
Housing - 0.1%
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	45,000	45,971
Transportation - 0.1%
Port Seattle WA Rev Series 2018A, 5% 5/1/2037 (c)	5,000	5,099
Port Seattle WA Rev Series 2019, 5% 4/1/2035 (c)	30,000	31,140
Port Seattle WA Rev Series 2019, 5% 4/1/2036 (c)	5,000	5,168
		41,407
TOTAL WASHINGTON		1,736,985
West Virginia - 0.9%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	15,000	14,887
Health Care - 0.9%
Monongalia Cty W VA Bld Cm Rev (Vandalia Health Proj.) Series 2015, 5% 7/1/2029	220,000	220,469
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	70,000	70,446
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3% 6/1/2033	240,000	226,077
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	80,000	69,707
		586,699
TOTAL WEST VIRGINIA		601,586
Wisconsin - 2.0%
General Obligations - 0.2%
Howard Suamico WI Scd 2% 3/1/2038	15,000	11,256
Milwaukee WI Gen. Oblig. Series 2017, 5% 4/1/2026	5,000	5,109
Westosha Cent High Sch Dist Wis 2% 3/1/2035	90,000	71,501
Westosha Cent High Sch Dist Wis 2% 3/1/2036	60,000	46,510
		134,376
Health Care - 1.6%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	100,000	77,701
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	100,000	92,742
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	55,000	52,259
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) Series 2016 A, 3.5% 2/15/2046	210,000	165,919
Wisconsin Health & Educational Facilities Authority (Prohealth Care Inc Proj.) Series 2015, 3.15% 8/15/2027	80,000	78,967
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	135,000	113,601
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	500,000	495,501
		1,076,690
Housing - 0.1%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	40,000	40,137
Industrial Development - 0.1%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (f)	115,000	90,341
TOTAL WISCONSIN		1,341,544
TOTAL MUNICIPAL SECURITIES (Cost $64,665,898)		65,419,070

Money Market Funds - 5.8%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $4,001,785)	2.00	4,000,985	4,001,785

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $68,667,683)	69,420,855
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(1,181,416)
NET ASSETS - 100.0%	68,239,439

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,059,305 or 1.6% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	2,652,426	18,873,510	17,524,383	70,101	497	(265)	4,001,785	4,000,985	0.1%
Total	2,652,426	18,873,510	17,524,383	70,101	497	(265)	4,001,785	4,000,985

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	8,510,841	-	8,510,841	-
Electric Utilities	3,317,421	-	3,317,421	-
Escrowed/Pre-Refunded	688,985	-	688,985	-
General Obligations	16,228,712	-	16,228,712	-
Health Care	11,948,621	-	11,948,621	-
Housing	4,199,203	-	4,199,203	-
Industrial Development	1,434,550	-	1,434,550	-
Other	1,188,396	-	1,188,396	-
Resource Recovery	513,402	-	513,402	-
Special Tax	4,329,119	-	4,329,119	-
Synthetics	500,000	-	500,000	-
Tobacco Bonds	930,169	-	930,169	-
Transportation	8,718,148	-	8,718,148	-
Water & Sewer	2,911,503	-	2,911,503	-

Money Market Funds	4,001,785	4,001,785	-	-
Total Investments in Securities:	69,420,855	4,001,785	65,419,070	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $64,665,898)	$65,419,070
Fidelity Central Funds (cost $4,001,785)	4,001,785

Total Investment in Securities (cost $68,667,683)		$69,420,855
Receivable for fund shares sold		30,266
Interest receivable		615,710
Distributions receivable from Fidelity Central Funds		5,566
Prepaid expenses		41
Receivable from investment adviser for expense reductions		55,754
Total assets		70,128,192
Liabilities
Payable to custodian bank	$94,214
Payable for investments purchased
Regular delivery	105,000
Delayed delivery	1,512,484
Payable for fund shares redeemed	48,869
Distributions payable	49,217
Accrued management fee	23,188
Distribution and service plan fees payable	3,226
Other payables and accrued expenses	52,555
Total liabilities		1,888,753
Net Assets		$68,239,439
Net Assets consist of:
Paid in capital		$67,374,579
Total accumulated earnings (loss)		864,860
Net Assets		$68,239,439

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,808,226 ÷ 374,194 shares)(a)		$10.18
Maximum offering price per share (100/96.00 of $10.18)		$10.60
Class M :
Net Asset Value and redemption price per share ($2,180,594 ÷ 214,264 shares)(a)		$10.18
Maximum offering price per share (100/96.00 of $10.18)		$10.60
Class C :
Net Asset Value and offering price per share ($2,401,082 ÷ 239,423 shares)(a)		$10.03
Fidelity Municipal Core Plus Bond Fund :
Net Asset Value, offering price and redemption price per share ($42,207,338 ÷ 4,147,201 shares)		$10.18
Class I :
Net Asset Value, offering price and redemption price per share ($2,449,281 ÷ 240,666 shares)		$10.18
Class Z :
Net Asset Value, offering price and redemption price per share ($15,192,918 ÷ 1,492,848 shares)		$10.18
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended January 31, 2025
Investment Income
Interest		$2,331,538
Income from Fidelity Central Funds		70,101
Total income		2,401,639
Expenses
Management fee	$243,925
Transfer agent fees	3,279
Distribution and service plan fees	37,886
Accounting fees and expenses	1,168
Custodian fees and expenses	1,451
Independent trustees' fees and expenses	155
Registration fees	87,000
Audit fees	56,531
Legal	110
Miscellaneous	207
Total expenses before reductions	431,712
Expense reductions	(181,306)
Total expenses after reductions		250,406
Net Investment income (loss)		2,151,233
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	59,436
Fidelity Central Funds	497
Total net realized gain (loss)		59,933
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(700,940)
Fidelity Central Funds	(265)
Total change in net unrealized appreciation (depreciation)		(701,205)
Net gain (loss)		(641,272)
Net increase (decrease) in net assets resulting from operations		$1,509,961
Statement of Changes in Net Assets

	Year ended January 31, 2025	For the period February 16, 2023 (commencement of operations) through January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,151,233	$1,303,377
Net realized gain (loss)	59,933	30,173
Change in net unrealized appreciation (depreciation)	(701,205)	1,454,377
Net increase (decrease) in net assets resulting from operations	1,509,961	2,787,927
Distributions to shareholders	(2,147,896)	(1,285,132)

Share transactions - net increase (decrease)	14,505,967	52,868,612
Total increase (decrease) in net assets	13,868,032	54,371,407

Net Assets
Beginning of period	54,371,407	-
End of period	$68,239,439	$54,371,407

Financial Highlights
Fidelity Advisor® Municipal Core Plus Bond Fund Class A

Years ended January 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.345	.320
Net realized and unrealized gain (loss)	(.104)	.270 D
Total from investment operations	.241	.590
Distributions from net investment income	(.329)	(.307)
Distributions from net realized gain	(.012)	(.003)
Total distributions	(.341)	(.310)
Net asset value, end of period	$10.18	$10.28
Total Return E,F,G	2.38%	6.03% D
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.01%	1.41% J,K
Expenses net of fee waivers, if any	.62%	.62% J,K
Expenses net of all reductions	.62%	.61% J,K
Net investment income (loss)	3.37%	3.33% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$3,808	$2,440
Portfolio turnover rate L	21%	25% K

AFor the period February 16, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been 6.00%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAudit fees are not annualized.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Municipal Core Plus Bond Fund Class M

Years ended January 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.345	.320
Net realized and unrealized gain (loss)	(.104)	.270 D
Total from investment operations	.241	.590
Distributions from net investment income	(.329)	(.307)
Distributions from net realized gain	(.012)	(.003)
Total distributions	(.341)	(.310)
Net asset value, end of period	$10.18	$10.28
Total Return E,F,G	2.38%	6.03% D
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.01%	1.42% J,K
Expenses net of fee waivers, if any	.62%	.62% J,K
Expenses net of all reductions	.62%	.61% J,K
Net investment income (loss)	3.37%	3.33% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$2,181	$2,121
Portfolio turnover rate L	21%	25% J

AFor the period February 16, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been 6.00%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Municipal Core Plus Bond Fund Class C

Years ended January 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.265	.247
Net realized and unrealized gain (loss)	(.108)	.271 D
Total from investment operations	.157	.518
Distributions from net investment income	(.325)	(.305)
Distributions from net realized gain	(.012)	(.003)
Total distributions	(.337)	(.308)
Net asset value, end of period	$10.03	$10.21
Total Return E,F,G	1.57%	5.30% D
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.76%	2.16% J,K
Expenses net of fee waivers, if any	1.37%	1.37% J,K
Expenses net of all reductions	1.37%	1.36% J,K
Net investment income (loss)	2.62%	2.58% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$2,401	$2,529
Portfolio turnover rate L	21%	25% J

AFor the period February 16, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been 5.27%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Municipal Core Plus Bond Fund

Years ended January 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.370	.343
Net realized and unrealized gain (loss)	(.104)	.271 D
Total from investment operations	.266	.614
Distributions from net investment income	(.354)	(.331)
Distributions from net realized gain	(.012)	(.003)
Total distributions	(.366)	(.334)
Net asset value, end of period	$10.18	$10.28
Total Return E,F	2.64%	6.28% D
Ratios to Average Net Assets B,G,H
Expenses before reductions	.63%	1.04% I,J
Expenses net of fee waivers, if any	.37%	.37% I,J
Expenses net of all reductions	.37%	.36% I,J
Net investment income (loss)	3.62%	3.58% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$42,207	$32,502
Portfolio turnover rate K	21%	25% I

AFor the period February 16, 2023 (commencement of operations) through January 31, 2024.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been 6.25%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Municipal Core Plus Bond Fund Class I

Years ended January 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.370	.344
Net realized and unrealized gain (loss)	(.104)	.270 D
Total from investment operations	.266	.614
Distributions from net investment income	(.354)	(.331)
Distributions from net realized gain	(.012)	(.003)
Total distributions	(.366)	(.334)
Net asset value, end of period	$10.18	$10.28
Total Return E,F	2.64%	6.28% D
Ratios to Average Net Assets C,G,H
Expenses before reductions	.77%	1.17% I,J
Expenses net of fee waivers, if any	.37%	.37% I,J
Expenses net of all reductions	.37%	.36% I,J
Net investment income (loss)	3.62%	3.58% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$2,449	$2,191
Portfolio turnover rate K	21%	25% I

AFor the period February 16, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been 6.25%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Municipal Core Plus Bond Fund Class Z

Years ended January 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.376	.353
Net realized and unrealized gain (loss)	(.104)	.267 D
Total from investment operations	.272	.620
Distributions from net investment income	(.360)	(.337)
Distributions from net realized gain	(.012)	(.003)
Total distributions	(.372)	(.340)
Net asset value, end of period	$10.18	$10.28
Total Return E,F	2.70%	6.34% D
Ratios to Average Net Assets C,G,H
Expenses before reductions	.63%	1.17% I,J
Expenses net of fee waivers, if any	.31%	.31% I,J
Expenses net of all reductions	.31%	.30% I,J
Net investment income (loss)	3.68%	3.64% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$15,193	$12,589
Portfolio turnover rate K	21%	25% J

AFor the period February 16, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been 6.31%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAudit fees are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity Municipal Core Plus Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Municipal Core Plus Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Effective the close of business on March 28, 2025, new positions in the Fund may no longer be opened.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,159,986
Gross unrealized depreciation	(271,599)
Net unrealized appreciation (depreciation)	$888,387
Tax Cost	$68,532,468

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$6,703
Net unrealized appreciation (depreciation) on securities and other investments	$888,387

The tax character of distributions paid was as follows:

	January 31, 2025	January 31, 2024A
Tax-exempt Income	$2,073,816	$1,269,856
Ordinary Income	21,307	15,276
Long-term Capital Gains	52,773	-
Total	$2,147,896	$1,285,132

A For the period February 16, 2023 (commencement of operations) through January 31, 2024.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Core Plus Bond Fund	23,859,423	12,064,083

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.51
Class M	.52
Class C	.52
Fidelity Municipal Core Plus Bond Fund	.39
Class I	.52
Class Z	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.51
Class M	.52
Class C	.52
Fidelity Municipal Core Plus Bond Fund	.39
Class I	.52
Class Z	.39

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .09% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .34%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	7,146	6,267
Class M	- %	.25%	5,365	5,350
Class C	.75%	.25%	25,375	25,375
			37,886	36,992

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	901

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period February 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	336.1654
Class M	317.1800
Class C	378.1799
Fidelity Municipal Core Plus Bond Fund	1,394.0515
Class I	329.1807
Class Z	525.0500
	3,279

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period February 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Municipal Core Plus Bond Fund	.0258

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Core Plus Bond Fund	-	3,162,875	(60,477)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Municipal Core Plus Bond Fund	89
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.62%	11,210
Class M	.62%	8,372
Class C	1.37%	9,802
Fidelity Municipal Core Plus Bond Fund	.37%	96,800
Class I	.37%	8,773
Class Z	.31%	44,307
		179,264

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,464.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $578.

Effective March 14, 2025, the expense limitation for the Fidelity Municipal Core Plus Bond Fund share class will be changed to .30%.

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2025	Year ended January 31, 2024A
Fidelity Municipal Core Plus Bond Fund
Distributions to shareholders
Class A	$95,692	$69,315
Class M	71,538	62,894
Class C	84,641	67,546
Fidelity Municipal Core Plus Bond Fund	1,316,358	862,906
Class I	79,331	68,814
Class Z	500,336	153,657
Total	$2,147,896	$1,285,132

A For the period February 16, 2023 (commencement of operations) through January 31, 2024.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2025	Year ended January 31, 2024A	Year ended January 31, 2025	Year ended January 31, 2024A
Fidelity Municipal Core Plus Bond Fund
Class A
Shares sold	128,602	236,175	$1,317,962	$2,360,171
Reinvestment of distributions	9,371	6,920	95,692	69,315
Shares redeemed	(1,075)	(5,799)	(10,958)	(58,736)
Net increase (decrease)	136,898	237,296	$1,402,696	$2,370,750
Class M
Shares sold	978	200,000	$10,003	$2,000,000
Reinvestment of distributions	7,008	6,278	71,538	62,894
Net increase (decrease)	7,986	206,278	$81,541	$2,062,894
Class C
Shares sold	4,992	240,903	$50,673	$2,403,000
Reinvestment of distributions	8,385	6,771	84,641	67,546
Shares redeemed	(21,628)	-	(217,183)	-
Net increase (decrease)	(8,251)	247,674	$(81,869)	$2,470,546
Fidelity Municipal Core Plus Bond Fund
Shares sold	1,107,458	3,341,983	$11,309,984	$33,538,835
Reinvestment of distributions	114,108	79,689	1,165,029	798,337
Shares redeemed	(235,458)	(260,579)	(2,404,059)	(2,578,317)
Net increase (decrease)	986,108	3,161,093	$10,070,954	$31,758,855
Class I
Shares sold	32,378	219,506	$330,446	$2,192,457
Reinvestment of distributions	7,760	6,807	79,219	68,205
Shares redeemed	(12,522)	(13,263)	(127,730)	(136,739)
Net increase (decrease)	27,616	213,050	$281,935	$2,123,923
Class Z
Shares sold	372,528	1,242,463	$3,813,975	$12,261,746
Reinvestment of distributions	10,307	7,157	105,224	71,731
Shares redeemed	(114,415)	(25,192)	(1,168,489)	(251,833)
Net increase (decrease)	268,420	1,224,428	$2,750,710	$12,081,644

A For the period February 16, 2023 (commencement of operations) through January 31, 2024.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Municipal Core Plus Bond Fund	32%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

12. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) to reorganize the Fund (Acquired Fund) into a newly created exchange traded fund ("ETF"), as noted in the below table. All share classes of the Acquired Fund will be consolidated into the Fidelity Municipal Core Plus Bond Fund share class effective March 14, 2025. The Agreement provides for shareholders of the Acquired Fund to receive ETF shares equal in value to the number of shares of the Acquired Fund shares they own on the day the reorganization is effective. The Acquired Fund will be the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization will be that of the Acquired Fund (Predecessor). Historical share transactions and per share information for the Predecessor Fund will be retroactively adjusted to reflect the change in capital structure due to the reorganization. The reorganization was approved by shareholders and is expected to become effective on April 4, 2025. The reorganization will qualify as a tax-free reorganization for federal income tax purposes with no gain or loss to be recognized by the fund or its shareholders.

Current Mutual Fund (Acquired and Predecessor Fund)	New ETF
Fidelity Municipal Core Plus Bond Fund	Fidelity Municipal Bond Opportunities ETF

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Municipal Core Plus Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Municipal Core Plus Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of January 31, 2025, the related statement of operations for the year ended January 31, 2025, and the statement of changes in net assets and the financial highlights for the year ended January 31, 2025 and for the period February 16, 2023 (commencement of operations) through January 31, 2024, including the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year ended January 31, 2025, and the changes in its net assets and the financial highlights for the year ended January 31, 2025 and for the period February 16, 2023 (commencement of operations) through January 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 13, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31 2025, $59,495, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2025, 100% of the fund's income dividends were free from federal income tax, and 20.41% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Municipal Core Plus Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based  on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9907251.101
MUC-ANN-0425
Fidelity® Sustainable Intermediate Municipal Income Fund

Annual Report
January 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Sustainable Intermediate Municipal Income Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 100.1%
	Principal Amount (a)	Value ($)
Alabama - 7.2%
Education - 0.3%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	50,000	52,007
Electric Utilities - 1.8%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	100,000	100,613
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007A, 1% tender 6/1/2034 (b)	205,000	202,942
		303,555
General Obligations - 5.1%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	10,000	10,104
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	100,000	105,556
Southeast AL District Gas Supply Rev Series 2024 B, 5% tender 6/1/2049 (Morgan Stanley Guaranteed) (b)	150,000	159,247
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	20,000	20,748
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	140,000	147,963
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	200,000	213,888
Southeast Energy Authority A Cooperative District Series 2025A, 5% 6/1/2029 (Athene Annuity And Life Company Guaranteed)	190,000	197,531
		855,037
TOTAL ALABAMA		1,210,599
Arizona - 2.7%
General Obligations - 1.1%
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	165,000	176,881
Housing - 0.5%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	80,030	76,331
Industrial Development - 0.9%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	50,000	51,218
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	100,000	100,351
		151,569
Water & Sewer - 0.2%
Phoenix AZ Cvc Imp Cor Wstwtr Series 2016, 5% 7/1/2030	50,000	51,391
TOTAL ARIZONA		456,172
California - 7.5%
Education - 0.1%
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2025	15,000	15,141
Electric Utilities - 0.0%
Riverside CA Elec Rev 5% 10/1/2043	5,000	5,260
General Obligations - 1.0%
Elk Grove CA Uni Sch Dist Series 2019, 3.25% 8/1/2038	10,000	9,310
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2030	150,000	166,342
		175,652
Health Care - 0.9%
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 C, 5% tender 10/1/2039 (b)	150,000	151,206
Housing - 1.1%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	87,138	87,187
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	103,540	98,960
		186,147
Resource Recovery - 0.9%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	140,000	143,753
Special Tax - 0.1%
San Francisco CA BART Dist Tax Series 2015A, 5% 7/1/2027	10,000	10,088
Transportation - 3.1%
Los Angeles CA Dept Arpts Rev Series 2023 A, 5.25% 5/15/2039 (c)	300,000	327,722
Los Angeles CA Hbr Dept Rev Series 2024 A 2, 5% 8/1/2038 (c)	185,000	200,477
		528,199
Water & Sewer - 0.3%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2032	15,000	15,339
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2031	30,000	32,757
		48,096
TOTAL CALIFORNIA		1,263,542
Colorado - 5.0%
General Obligations - 0.0%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 4% 12/15/2038	10,000	10,080
Health Care - 2.9%
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5.25% 11/1/2037	60,000	66,041
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2033	125,000	132,774
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	280,000	287,803
		486,618
Special Tax - 2.1%
Vauxmont Metropolitan District 5% 12/1/2028 (Assured Guaranty Municipal Corp Insured)	325,000	344,927
TOTAL COLORADO		841,625
Connecticut - 3.2%
Education - 1.1%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	150,000	149,429
Connecticut State Health & Educational Facilities Authority (Yale University Proj.) Series A 2, 2% tender 7/1/2042 (b)	35,000	34,429
		183,858
General Obligations - 0.8%
Connecticut St Gen. Oblig. 3% 1/15/2039	25,000	22,341
Connecticut St Gen. Oblig. 5% 7/15/2028	75,000	80,373
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2033	25,000	26,786
		129,500
Housing - 0.2%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2027	10,000	10,546
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2028	25,000	26,703
		37,249
Special Tax - 0.9%
Connecticut St Spl Tax Oblig 4% 5/1/2036	130,000	134,328
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2029	20,000	21,712
		156,040
Water & Sewer - 0.2%
South Cent CT Regl Wtr Auth Series B, 5% 8/1/2032	25,000	25,653
TOTAL CONNECTICUT		532,300
Delaware - 0.6%
Electric Utilities - 0.6%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 2.12% 10/1/2029 VRDN (b)(c)	100,000	100,000
District Of Columbia - 0.2%
Education - 0.2%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2029	20,000	20,671
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2033	10,000	10,263
		30,934
TOTAL DISTRICT OF COLUMBIA		30,934
Florida - 4.6%
General Obligations - 0.3%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2033	25,000	27,216
Hernando Cnty FL Sch Brd Ctfs (Hernando Cnty FL Sch Dist Proj.) Series 2016A, 3% 7/1/2034 (Assured Guaranty Municipal Corp Insured)	30,000	27,993
		55,209
Health Care - 3.7%
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	100,000	108,021
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 5% 8/15/2034	200,000	210,179
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (b)	100,000	110,893
Lakeland FL Hosp Sys Rev (Lakeland FL Hosp Sys Rev Proj.) Series 2024, 5% 11/15/2036	75,000	84,359
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2035	100,000	105,554
		619,006
Housing - 0.3%
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage 1995 Adopted October 1, 1995 Sf Mbs Open Proj.) 3.5% 7/1/2051	50,000	49,659
Transportation - 0.0%
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5% 7/1/2041 (c)	10,000	9,944
Water & Sewer - 0.3%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2029	25,000	26,332
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	20,000	18,577
		44,909
TOTAL FLORIDA		778,727
Georgia - 4.9%
Education - 0.8%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	10,000	10,338
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series B, 3% 10/1/2043	160,000	130,690
		141,028
Electric Utilities - 2.4%
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2009, 3.95% tender 12/1/2032 (b)	100,000	102,272
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2018, 1.9% 11/1/2052 VRDN (b)	200,000	200,001
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.875% tender 10/1/2048 (b)	100,000	100,838
		403,111
General Obligations - 1.7%
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	100,000	101,250
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)(d)	150,000	160,245
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	15,000	15,555
		277,050
TOTAL GEORGIA		821,189
Hawaii - 0.1%
General Obligations - 0.1%
Honolulu HI City & Cnty Gen. Oblig. Series 2019 A, 5% 9/1/2027	10,000	10,570
Illinois - 7.6%
Education - 3.9%
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2029	250,000	268,771
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2032	10,000	10,632
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2038	100,000	103,887
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2032	100,000	105,050
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2038	150,000	165,940
		654,280
General Obligations - 1.6%
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2025	100,000	101,387
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2029	50,000	53,363
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2038	100,000	109,868
		264,618
Health Care - 1.0%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	60,000	61,566
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	65,000	56,851
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2041	45,000	43,082
		161,499
Housing - 0.1%
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	20,000	19,999
Special Tax - 1.0%
Illinois St Sales Tax Rev Series FEBRUARY 2024 B, 5% 6/15/2038	160,000	173,284
TOTAL ILLINOIS		1,273,680
Indiana - 1.6%
Electric Utilities - 0.6%
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 4.5% tender 5/1/2035 (b)(c)	100,000	100,617
Housing - 1.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 1/1/2028	15,000	15,811
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 7/1/2028	115,000	122,163
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	25,000	26,557
		164,531
TOTAL INDIANA		265,148
Iowa - 1.2%
Education - 1.2%
Iowa Student Ln Liquidity Corp 5% 12/1/2029 (c)	100,000	104,823
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2029 (c)	100,000	104,823
		209,646
TOTAL IOWA		209,646
Kentucky - 2.0%
Education - 0.8%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2032	105,000	106,514
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2033	5,000	5,064
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	15,000	15,132
		126,710
General Obligations - 1.2%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	20,000	20,961
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	100,000	107,558
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 8/1/2026	75,000	77,470
		205,989
TOTAL KENTUCKY		332,699
Louisiana - 0.6%
Industrial Development - 0.6%
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 4.05% tender 6/1/2037 (b)	100,000	101,076
Maine - 0.1%
Education - 0.1%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	10,000	10,409
Maryland - 0.9%
Education - 0.0%
University MD Sys Auxiliary Fac & Tuition Series 2018 A, 3.125% 4/1/2035	15,000	14,602
General Obligations - 0.4%
Montgomery Cnty MD Ctfs Partn (Montgomery Cnty MD Proj.) Series 2020 A, 5% 10/1/2027	50,000	52,911
State of Maryland Gen. Oblig. Series SECOND 2020A GRP2, 5% 8/1/2034	15,000	16,424
		69,335
Special Tax - 0.2%
Maryland St Dept Transn Cons Series 2016, 4% 9/1/2027	15,000	15,449
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	15,000	12,495
		27,944
Water & Sewer - 0.3%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 A, 5% 7/1/2028	45,000	46,604
TOTAL MARYLAND		158,485
Massachusetts - 5.0%
Education - 0.9%
Massachusetts Development Finance Agency (President and Fellows of Harvard College Proj.) Series 2020 A, 5% 10/15/2029	35,000	38,626
Massachusetts Development Finance Agency (President and Fellows of Harvard College Proj.) Series 2020 A, 5% 10/15/2030	20,000	22,457
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2018 L, 5% 10/1/2033	35,000	35,356
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2032	50,000	55,976
		152,415
Escrowed/Pre-Refunded - 0.1%
Mass Bay Tran Auth Sls Tax Series B, 5% 7/1/2026 (Pre-refunded to 7/1/2025 at 100)	10,000	10,089
General Obligations - 3.0%
Arlington MA Series 2021, 2% 9/15/2034	275,000	233,512
Arlington MA Series 2021, 2% 9/15/2035	100,000	83,219
Billerica MA Gen. Oblig. Series 2017A, 3.125% 2/1/2034	100,000	96,961
Foxborough Mass Gen. Oblig. Series 2016, 3% 5/15/2046	25,000	19,988
Mansfield MA Gen. Oblig. Series 2017, 3.5% 5/15/2042	20,000	18,246
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2031	10,000	10,273
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2027	25,000	26,374
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2036	15,000	15,539
		504,112
Health Care - 0.6%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (b)	20,000	21,706
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	75,000	68,195
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	15,000	15,778
		105,679
Special Tax - 0.4%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2029 (e)	5,000	4,280
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	45,000	49,615
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2032	10,000	11,046
		64,941
TOTAL MASSACHUSETTS		837,236
Michigan - 2.9%
Education - 1.1%
University MI Univ Revs Series 2020 A, 5% 4/1/2039	10,000	10,760
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2034 (Build America Mutual Assurance Co Insured)	150,000	170,995
		181,755
General Obligations - 0.0%
Lake Orion MI Sch Dist 5% 5/1/2025 (State of Michigan Guaranteed)	10,000	10,047
Health Care - 1.6%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 4% 5/15/2036	215,000	212,444
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 B, 5% tender 11/15/2044 (b)	10,000	10,233
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) 5% 11/15/2034	15,000	15,408
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2028	15,000	15,481
Michigan St Hosp Fin Auth Rev (Ascension Health Credit Group Proj.) 5% 11/15/2047	10,000	10,336
Michigan St Hosp Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2010F 6, 4% 11/15/2047	5,000	4,624
		268,526
Water & Sewer - 0.2%
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2029	25,000	26,583
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2035	5,000	5,240
		31,823
TOTAL MICHIGAN		492,151
Minnesota - 2.7%
Education - 0.8%
Minnesota Higher Ed Facs Auth Rev (Gustavus Adolphus College Proj.) Series 2017, 4% 10/1/2041	20,000	19,361
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 2, 5% tender 10/1/2053 (b)	100,000	106,581
		125,942
General Obligations - 1.5%
Anoka-Hennepin MN Ind Sch Dist No 11 Series 2020 A, 4% 2/1/2029 (Minnesota St Guaranteed)	10,000	10,306
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	15,000	15,284
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2032	100,000	111,524
Minnesota St Gen. Oblig. Series 2019 A, 5% 8/1/2030	15,000	16,387
Waconia Minn Isd No 110 Series 2015B, 3.25% 2/1/2039 (Minnesota St Guaranteed)	110,000	101,193
		254,694
Housing - 0.4%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	97,739	77,834
TOTAL MINNESOTA		458,470
Nebraska - 0.8%
Health Care - 0.8%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children's Hospital Proj.) Series 2020 A, 5% 11/15/2030	125,000	135,934
New Hampshire - 1.0%
Education - 0.3%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (c)	50,000	54,046
Health Care - 0.1%
New Hampshire Health and Education Facilities Authority Act (Concord Hospital Inc Proj.) Series 2017, 5% 10/1/2042	15,000	15,232
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2025	5,000	5,044
		20,276
Housing - 0.6%
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	96,929	93,858
TOTAL NEW HAMPSHIRE		168,180
New Jersey - 5.5%
Education - 1.1%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	150,000	165,998
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2036	15,000	15,918
		181,916
General Obligations - 4.3%
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2027	100,000	104,743
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (e)	50,000	39,164
New Jersey Trans Trust Fund Auth 5% 6/15/2033	95,000	105,005
New Jersey Trans Trust Fund Auth 5% 6/15/2033	100,000	112,722
New Jersey Trans Trust Fund Auth 5% 6/15/2035	200,000	229,072
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	106,367
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	30,000	30,028
		727,101
Health Care - 0.1%
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% 7/1/2033	10,000	10,212
TOTAL NEW JERSEY		919,229
New York - 8.1%
Education - 1.5%
Dutchess Cnty NY Loc Dev Corp Rev (Vassar College, NY Proj.) Series 2020, 5% 7/1/2045	25,000	25,925
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series A, 3.875% 7/1/2042	10,000	9,728
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2034	200,000	213,729
		249,382
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec Series 2018, 5% 9/1/2027	15,000	15,878
General Obligations - 0.3%
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series S 1, 5% 7/15/2028	50,000	52,703
Housing - 2.2%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	50,000	50,471
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	150,000	150,795
New York St Hsg Fin Agy Series 2023 E 2, 3.875% tender 11/1/2063 (b)	20,000	20,087
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	150,000	150,022
		371,375
Special Tax - 1.5%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	10,000	10,396
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2036	15,000	15,375
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 4% 3/15/2035	30,000	30,887
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	80,000	85,749
NY Payroll Mobility Tax 4% 11/15/2034	100,000	106,723
		249,130
Transportation - 2.5%
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	20,000	21,123
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2029	50,000	52,804
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2031	140,000	147,480
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2039	70,000	73,514
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (c)	100,000	111,628
		406,549
TOTAL NEW YORK		1,345,017
North Carolina - 0.2%
Health Care - 0.2%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	25,000	26,668
Ohio - 3.6%
Education - 0.2%
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 12/1/2029	25,000	26,375
Ohio St Univ Gen Rcpts 5% 12/1/2029	10,000	10,951
		37,326
Electric Utilities - 0.9%
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(c)	150,000	151,505
General Obligations - 1.3%
Cuyahoga OH Cmnty College Dist Gen. Oblig. Series 2018, 3.5% 12/1/2039	30,000	28,275
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2041	20,000	21,266
Perrysburg OH Exmp Vlg Sch Dist Series 2015, 3.75% 12/1/2043	50,000	45,618
Port of Greater Cincinnati Development Authority (Mariemont OH City Sch Dist Proj.) Series 2019, 3.25% 12/1/2035	115,000	110,930
State of Ohio Gen. Oblig. Series 2019 A, 5% 5/1/2030	20,000	20,928
		227,017
Health Care - 0.8%
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	50,000	48,277
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	85,000	77,846
		126,123
Housing - 0.4%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	65,000	65,734
TOTAL OHIO		607,705
Oklahoma - 0.3%
Education - 0.1%
Oklahoma St Univ Agri & Mechanical College Rev Series 2020 A, 5% 9/1/2032	10,000	10,966
Electric Utilities - 0.2%
Grand River Dam Auth Okla Rev Series 2014A, 5% 6/1/2026	40,000	40,189
TOTAL OKLAHOMA		51,155
Oregon - 1.2%
Health Care - 1.2%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	10,000	10,486
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	30,000	32,072
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2016 A, 4% 5/15/2041	10,000	9,491
Union Cnty Ore Hosp Fac Auth Rev (Grande Ronde Hospital Proj.) Series 2022, 5% 7/1/2025	150,000	150,747
		202,796
TOTAL OREGON		202,796
Pennsylvania - 1.2%
Education - 0.5%
Cumberland Cnty PA Mun Auth Rv (Dickinson College Proj.) Series 2017, 5% 5/1/2037	5,000	5,135
Delaware Cnty PA College Rev (Haverford College Proj.) Series 2017 A, 3.75% 10/1/2046	85,000	75,758
		80,893
General Obligations - 0.1%
Council Rock PA Sch Dist Series 2016A, 3.125% 11/15/2034	25,000	23,316
Health Care - 0.6%
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	50,000	51,579
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	35,000	36,358
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	10,000	10,601
		98,538
TOTAL PENNSYLVANIA		202,747
Rhode Island - 0.6%
Education - 0.6%
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2030 (c)	100,000	105,069
Tennessee - 1.3%
General Obligations - 0.3%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 5% 1/1/2028	50,000	53,133
Health Care - 0.4%
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) 5% 4/1/2027	20,000	20,503
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	45,000	44,022
		64,525
Housing - 0.6%
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	100,000	99,123
TOTAL TENNESSEE		216,781
Texas - 4.2%
Education - 0.1%
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	25,000	21,179
Electric Utilities - 0.6%
City of Georgetown TX Series 2022, 5% 8/15/2027 (Assured Guaranty Municipal Corp Insured)	100,000	105,079
General Obligations - 0.5%
Alvin Tex Indpt Sch Dist Series 2016 A, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	25,000	25,557
Cypress-Fairbanks TX Isd 5% 2/15/2025 (Permanent Sch Fund of Texas Guaranteed)	15,000	15,011
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	50,000	51,471
		92,039
Health Care - 0.7%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2037	100,000	111,743
Housing - 0.6%
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	100,000	99,481
Resource Recovery - 0.6%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024, 4% tender 6/1/2054 (b)(c)	100,000	99,743
Water & Sewer - 1.1%
San Antonio TX Wtr Rev 5% 5/15/2027	10,000	10,485
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	5,000	5,278
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2036	105,000	116,853
Tarrant Regional Water District (Dallas TX Wtrwks & Swr Sys Rev Proj.) Series 2021 A, 4% 9/1/2025	45,000	45,301
		177,917
TOTAL TEXAS		707,181
Virginia - 3.0%
Electric Utilities - 0.6%
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008B, 0.75% tender 11/1/2035 (b)	105,000	102,560
General Obligations - 1.3%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2030	15,000	15,899
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,000	10,572
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	15,000	13,807
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2027	15,000	15,762
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2029	60,000	63,362
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2019, 3% 5/15/2033	100,000	95,666
		215,068
Housing - 1.1%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	180,000	185,621
TOTAL VIRGINIA		503,249
Washington - 5.2%
Education - 1.3%
Washington St Univ Revs Series 2025, 5% 4/1/2030	200,000	218,887
Electric Utilities - 1.5%
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2034 (Bonneville Power Administration Guaranteed)	95,000	103,815
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 4% 1/1/2044	150,000	144,206
		248,021
General Obligations - 1.2%
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2027	50,000	52,741
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2027	65,000	68,563
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	15,000	16,198
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	10,000	10,279
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2033	20,000	20,880
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2030	25,000	26,235
		194,896
Health Care - 1.2%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2033	10,000	10,622
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	25,000	25,690
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2037	125,000	120,297
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	45,000	46,709
		203,318
TOTAL WASHINGTON		865,122
West Virginia - 0.7%
Health Care - 0.7%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	70,000	70,447
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	60,000	52,280
		122,727
TOTAL WEST VIRGINIA		122,727
Wisconsin - 2.6%
Escrowed/Pre-Refunded - 0.2%
Wisconsin General Fund Annual Appropiation 5% 5/1/2025	10,000	10,054
Wisconsin General Fund Annual Appropiation 5% 5/1/2026	20,000	20,551
		30,605
General Obligations - 1.0%
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034 (d)	150,000	174,246
Health Care - 1.4%
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	160,000	170,159
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	55,000	52,260
		222,419
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Multifamily Hsg Series 2024J, 5% tender 8/1/2058 (b)	5,000	5,121
TOTAL WISCONSIN		432,391
TOTAL MUNICIPAL SECURITIES (Cost $16,653,224)		16,796,609

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $51)	2.00	51	51

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $16,653,275)	16,796,660
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(20,738)
NET ASSETS - 100.0%	16,775,922

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	49,005	3,020,401	3,069,280	8,350	(70)	(5)	51	51	0.0%
Total	49,005	3,020,401	3,069,280	8,350	(70)	(5)	51	51

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	2,858,391	-	2,858,391	-
Electric Utilities	1,575,775	-	1,575,775	-
Escrowed/Pre-Refunded	40,694	-	40,694	-
General Obligations	4,758,293	-	4,758,293	-
Health Care	3,137,813	-	3,137,813	-
Housing	1,532,063	-	1,532,063	-
Industrial Development	252,645	-	252,645	-
Resource Recovery	243,496	-	243,496	-
Special Tax	1,026,354	-	1,026,354	-
Transportation	944,692	-	944,692	-
Water & Sewer	426,393	-	426,393	-

Money Market Funds	51	51	-	-
Total Investments in Securities:	16,796,660	51	16,796,609	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $16,653,224)	$16,796,609
Fidelity Central Funds (cost $51)	51

Total Investment in Securities (cost $16,653,275)		$16,796,660
Cash		194,490
Receivable for fund shares sold		12,207
Interest receivable		164,190
Distributions receivable from Fidelity Central Funds		133
Prepaid expenses		11
Receivable from investment adviser for expense reductions		6,759
Other receivables		14
Total assets		17,174,464
Liabilities
Payable for investments purchased on a delayed delivery basis	$333,782
Payable for fund shares redeemed	161
Distributions payable	4,572
Accrued management fee	6,283
Distribution and service plan fees payable	1,477
Audit fee payable	50,932
Other payables and accrued expenses	1,335
Total liabilities		398,542
Net Assets		$16,775,922
Net Assets consist of:
Paid in capital		$16,661,312
Total accumulated earnings (loss)		114,610
Net Assets		$16,775,922

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,574,887 ÷ 155,939 shares)(a)		$10.10
Maximum offering price per share (100/96.00 of $10.10)		$10.52
Class M :
Net Asset Value and redemption price per share ($1,156,283 ÷ 114,488 shares)(a)		$10.10
Maximum offering price per share (100/96.00 of $10.10)		$10.52
Class C :
Net Asset Value and offering price per share ($1,063,267 ÷ 107,517 shares)(a)		$9.89
Fidelity Sustainable Intermediate Municipal Income Fund :
Net Asset Value, offering price and redemption price per share ($10,593,441 ÷ 1,048,880 shares)		$10.10
Class I :
Net Asset Value, offering price and redemption price per share ($1,093,513 ÷ 108,270 shares)		$10.10
Class Z :
Net Asset Value, offering price and redemption price per share ($1,294,531 ÷ 128,172 shares)		$10.10
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended January 31, 2025
Investment Income
Interest		$562,399
Income from Fidelity Central Funds		8,350
Total income		570,749
Expenses
Management fee	$70,898
Transfer agent fees	1,337
Distribution and service plan fees	17,747
Accounting fees and expenses	311
Custodian fees and expenses	3,437
Independent trustees' fees and expenses	42
Registration fees	81,925
Audit fees	65,905
Legal	29
Miscellaneous	83
Total expenses before reductions	241,714
Expense reductions	(165,407)
Total expenses after reductions		76,307
Net Investment income (loss)		494,442
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	16,544
Fidelity Central Funds	(70)
Total net realized gain (loss)		16,474
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(171,379)
Fidelity Central Funds	(5)
Total change in net unrealized appreciation (depreciation)		(171,384)
Net gain (loss)		(154,910)
Net increase (decrease) in net assets resulting from operations		$339,532
Statement of Changes in Net Assets

	Year ended January 31, 2025	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$494,442	$389,747
Net realized gain (loss)	16,474	(53,195)
Change in net unrealized appreciation (depreciation)	(171,384)	110,452
Net increase (decrease) in net assets resulting from operations	339,532	447,004
Distributions to shareholders	(479,727)	(387,038)

Share transactions - net increase (decrease)	2,502,459	1,227,145
Total increase (decrease) in net assets	2,362,264	1,287,111

Net Assets
Beginning of period	14,413,658	13,126,547
End of period	$16,775,922	$14,413,658

Financial Highlights
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class A

Years ended January 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.297	.273	.181
Net realized and unrealized gain (loss)	(.094)	.032	.137
Total from investment operations	.203	.305	.318
Distributions from net investment income	(.283)	(.265)	(.178)
Total distributions	(.283)	(.265)	(.178)
Net asset value, end of period	$10.10	$10.18	$10.14
Total Return D,E,F	2.03%	3.10%	3.24%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.73%	1.93%	2.34% I,J
Expenses net of fee waivers, if any	.62%	.62%	.62% I
Expenses net of all reductions	.62%	.62%	.61% I
Net investment income (loss)	2.94%	2.74%	2.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,575	$1,613	$1,563
Portfolio turnover rate K	17%	30%	14% I

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class M

Years ended January 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.297	.273	.181
Net realized and unrealized gain (loss)	(.094)	.032	.137
Total from investment operations	.203	.305	.318
Distributions from net investment income	(.283)	(.265)	(.178)
Total distributions	(.283)	(.265)	(.178)
Net asset value, end of period	$10.10	$10.18	$10.14
Total Return D,E,F	2.03%	3.10%	3.24%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.75%	1.97%	2.36% I,J
Expenses net of fee waivers, if any	.62%	.62%	.62% J
Expenses net of all reductions	.62%	.62%	.61% J
Net investment income (loss)	2.94%	2.74%	2.26% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,156	$1,180	$1,122
Portfolio turnover rate K	17%	30%	14% J

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IAudit fees are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class C

Years ended January 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.05	$10.08	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.217	.196	.120
Net realized and unrealized gain (loss)	(.099)	.036	.137
Total from investment operations	.118	.232	.257
Distributions from net investment income	(.278)	(.262)	(.177)
Total distributions	(.278)	(.262)	(.177)
Net asset value, end of period	$9.89	$10.05	$10.08
Total Return D,E,F	1.20%	2.39%	2.62%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.50%	2.73%	3.08% I,J
Expenses net of fee waivers, if any	1.37%	1.37%	1.37% J
Expenses net of all reductions	1.37%	1.37%	1.36% J
Net investment income (loss)	2.19%	1.99%	1.51% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,063	$1,090	$1,065
Portfolio turnover rate K	17%	30%	14% J

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IAudit fees are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Intermediate Municipal Income Fund

Years ended January 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.322	.298	.200
Net realized and unrealized gain (loss)	(.094)	.032	.138
Total from investment operations	.228	.330	.338
Distributions from net investment income	(.308)	(.290)	(.198)
Total distributions	(.308)	(.290)	(.198)
Net asset value, end of period	$10.10	$10.18	$10.14
Total Return D,E	2.28%	3.36%	3.44%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.35%	1.62%	2.03% H,I
Expenses net of fee waivers, if any	.37%	.37%	.37% H
Expenses net of all reductions	.37%	.37%	.36% H
Net investment income (loss)	3.19%	2.99%	2.51% H
Supplemental Data
Net assets, end of period (000 omitted)	$10,593	$8,337	$7,307
Portfolio turnover rate J	17%	30%	14% H

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class I

Years ended January 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.322	.298	.201
Net realized and unrealized gain (loss)	(.094)	.032	.137
Total from investment operations	.228	.330	.338
Distributions from net investment income	(.308)	(.290)	(.198)
Total distributions	(.308)	(.290)	(.198)
Net asset value, end of period	$10.10	$10.18	$10.14
Total Return D,E	2.28%	3.36%	3.44%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.50%	1.74%	2.12% H,I
Expenses net of fee waivers, if any	.37%	.37%	.37% I
Expenses net of all reductions	.37%	.37%	.36% I
Net investment income (loss)	3.19%	2.99%	2.51% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,094	$1,070	$1,035
Portfolio turnover rate J	17%	30%	14% I

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAudit fees are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class Z

Years ended January 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.329	.304	.205
Net realized and unrealized gain (loss)	(.095)	.032	.137
Total from investment operations	.234	.336	.342
Distributions from net investment income	(.314)	(.296)	(.202)
Total distributions	(.314)	(.296)	(.202)
Net asset value, end of period	$10.10	$10.18	$10.14
Total Return D,E	2.34%	3.42%	3.49%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.35%	1.61%	2.04% H,I
Expenses net of fee waivers, if any	.31%	.31%	.31% I
Expenses net of all reductions	.31%	.31%	.30% I
Net investment income (loss)	3.25%	3.05%	2.57% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,295	$1,124	$1,035
Portfolio turnover rate J	17%	30%	14% I

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAudit fees are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity Sustainable Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable Intermediate Municipal Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$268,276
Gross unrealized depreciation	(92,718)
Net unrealized appreciation (depreciation)	$175,558
Tax Cost	$16,621,102

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(41,043)
Net unrealized appreciation (depreciation) on securities and other investments	$175,558

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(4,234)
Long-term	(36,809)
Total capital loss carryforward	$(41,043)

The tax character of distributions paid was as follows:

	January 31, 2025	January 31, 2024
Tax-exempt Income	$479,727	$387,038

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Intermediate Municipal Income Fund	5,324,352	2,630,980
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.48
Class M	.51
Class C	.52
Fidelity Sustainable Intermediate Municipal Income Fund	.43
Class I	.52
Class Z	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.48
Class M	.51
Class C	.52
Fidelity Sustainable Intermediate Municipal Income Fund	.43
Class I	.52
Class Z	.39

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .09% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .34%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	3,933	3,933
Class M	- %	.25%	2,903	2,680
Class C	.75%	.25%	10,911	10,911
			17,747	17,524

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period February 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	183.1367
Class M	167.1709
Class C	162.1788
Fidelity Sustainable Intermediate Municipal Income Fund	618.0890
Class I	160.1800
Class Z	47.0500
	1,337

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period February 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Sustainable Intermediate Municipal Income Fund	.0259

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable Intermediate Municipal Income Fund	286,770	736,375	4,797
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Sustainable Intermediate Municipal Income Fund	24
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.62%	17,396
Class M	.62%	13,114
Class C	1.37%	12,345
Fidelity Sustainable Intermediate Municipal Income Fund	.37%	98,009
Class I	.37%	12,196
Class Z	.31%	12,179
		165,239
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $15.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $153.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2025	Year ended January 31, 2024
Fidelity Sustainable Intermediate Municipal Income Fund
Distributions to shareholders
Class A	$43,940	$41,437
Class M	32,434	29,702
Class C	30,479	28,066
Fidelity Sustainable Intermediate Municipal Income Fund	303,697	226,843
Class I	32,877	29,994
Class Z	36,300	30,996
Total	$479,727	$387,038
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2025	Year ended January 31, 2024	Year ended January 31, 2025	Year ended January 31, 2024
Fidelity Sustainable Intermediate Municipal Income Fund
Class A
Shares sold	-	3,854	$ -	$38,433
Reinvestment of distributions	4,349	4,164	43,940	41,424
Shares redeemed	(6,833)	(3,755)	(68,876)	(37,261)
Net increase (decrease)	(2,484)	4,263	$(24,936)	$42,596
Class M
Shares sold	-	3,418	$ -	$35,000
Reinvestment of distributions	3,210	2,985	32,434	29,702
Shares redeemed	(4,553)	(1,209)	(46,000)	(12,000)
Net increase (decrease)	(1,343)	5,194	$(13,566)	$52,702
Class C
Shares sold	-	4	$4	$42
Reinvestment of distributions	3,061	2,850	30,391	28,066
Shares redeemed	(4,020)	(9)	(39,780)	(88)
Net increase (decrease)	(959)	2,845	$(9,385)	$28,020
Fidelity Sustainable Intermediate Municipal Income Fund
Shares sold	341,786	134,915	$3,469,134	$1,348,159
Reinvestment of distributions	25,256	18,304	255,268	182,095
Shares redeemed	(136,890)	(54,911)	(1,386,394)	(540,026)
Net increase (decrease)	230,152	98,308	$2,338,008	$990,228
Class I
Shares sold	2,010	299	$20,000	$3,000
Reinvestment of distributions	3,246	3,015	32,802	29,994
Shares redeemed	(2,010)	(300)	(20,241)	(3,012)
Net increase (decrease)	3,246	3,014	$32,561	$29,982
Class Z
Shares sold	16,910	5,498	$170,881	$55,473
Reinvestment of distributions	3,342	3,078	33,776	30,627
Shares redeemed	(2,468)	(247)	(24,880)	(2,483)
Net increase (decrease)	17,784	8,329	$179,777	$83,617
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Intermediate Municipal Income Fund	62%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Sustainable Intermediate Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Sustainable Intermediate Municipal Income Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of January 31, 2025, the related statement of operations for the year ended January 31, 2025, the statement of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the two years in the period ended January 31, 2025 and for the period April 13, 2022 (commencement of operations) through January 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2025 and the financial highlights for each of the two years in the period ended January 31, 2025 and for the period April 13, 2022 (commencement of operations) through January 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 13, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During the fiscal year ended 2025, 100% of the fund's income dividends were free from federal income tax, and 12.16 % of the fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable Intermediate Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based  on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9909543.102
SNT-ANN-0425
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund

Annual Report
January 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 94.6%
	Principal Amount (a)	Value ($)
Alabama - 5.5%
General Obligations - 0.5%
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	5,000	5,070
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2025 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	50,000	50,228
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	50,000	50,910
		106,208
Health Care - 1.6%
Health Care Auth For Bapt Hlth Ala Series 2013B, 3.67% 11/1/2042 VRDN (b)	300,000	300,000
Synthetics - 3.4%
Black Belt Energy Gas District Participating VRDN 2.55% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	330,000	330,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 2.55% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	300,000	300,000
		630,000
TOTAL ALABAMA		1,036,208
Arizona - 1.1%
Health Care - 0.8%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	150,000	157,933
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(d)	50,000	51,218
TOTAL ARIZONA		209,151
California - 3.2%
Resource Recovery - 2.1%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.8% tender 7/1/2041 (b)(d)	100,000	100,028
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020, 4.1% tender 10/1/2045 (b)(d)	150,000	150,044
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 4.05% tender 7/1/2043 (b)(d)(e)	150,000	150,020
		400,092
Transportation - 1.1%
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (d)	200,000	203,927
TOTAL CALIFORNIA		604,019
Colorado - 0.8%
Health Care - 0.8%
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	150,000	154,180
Connecticut - 1.6%
Education - 1.6%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	150,000	149,429
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	150,000	149,263
		298,692
General Obligations - 0.0%
Connecticut St Gen. Oblig. 5% 5/15/2025	10,000	10,065
TOTAL CONNECTICUT		308,757
Delaware - 4.7%
Electric Utilities - 4.7%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 2.12% 10/1/2029 VRDN (b)(d)	780,000	780,000
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 2.3% 10/1/2028 VRDN (b)	100,000	100,000
		880,000
TOTAL DELAWARE		880,000
Florida - 10.4%
Electric Utilities - 4.3%
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2021, 2.4% 5/1/2046 VRDN (b)(d)	800,000	800,000
General Obligations - 0.5%
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	100,000	103,025
Health Care - 1.3%
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hosp & Clinics Inc Proj.) 5% 12/1/2025	135,000	136,877
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (b)	100,000	103,319
		240,196
Housing - 3.2%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (b)	150,000	149,507
Escambia Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.8% tender 6/1/2027 (b)	100,000	100,367
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	100,000	100,599
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (b)	50,000	50,100
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.4% tender 4/1/2041 (b)	100,000	100,007
Polk Cnty FL Hsg Fin Auth Multi Fam Hsg Rev 4.15% tender 12/1/2040 (b)	100,000	101,167
		601,747
Resource Recovery - 0.8%
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4.5% tender 11/1/2048 (b)(d)	150,000	150,062
Water & Sewer - 0.3%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2026	50,000	51,931
TOTAL FLORIDA		1,946,961
Georgia - 4.6%
Electric Utilities - 3.2%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 2.55% 1/1/2038 VRDN (b)(f)	100,000	100,000
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2013, 2.875% tender 8/1/2043 (b)	200,000	199,333
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	10,000	10,033
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	100,000	101,597
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3.8% tender 10/1/2032 (b)	100,000	100,874
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.875% tender 10/1/2048 (b)	90,000	90,755
		602,592
General Obligations - 1.4%
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	150,000	151,876
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	100,000	103,054
		254,930
TOTAL GEORGIA		857,522
Hawaii - 0.5%
Housing - 0.5%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	100,000	102,157
Illinois - 5.2%
General Obligations - 3.1%
Illinois St Gen. Oblig. 5% 2/1/2027	80,000	82,796
Illinois St Gen. Oblig. 5% 3/1/2025	100,000	100,142
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	5,000	5,156
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2025	100,000	100,450
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	280,000	290,862
		579,406
Health Care - 0.5%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2028	90,000	93,536
Resource Recovery - 1.6%
Southwestern IL Da Sld Wst Dis (Waste Management Inc Del Proj.) 2.5% 10/1/2027, LOC JPMorgan Chase Bank NA VRDN (b)(d)	300,000	300,000
TOTAL ILLINOIS		972,942
Indiana - 0.8%
Resource Recovery - 0.8%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 4.2% tender 5/1/2028 (b)(d)	150,000	150,030
Kentucky - 1.6%
Industrial Development - 1.6%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 2.35% 7/1/2060 VRDN (b)(d)	200,000	200,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 2.35% 7/1/2060 VRDN (b)(d)	100,000	100,000
		300,000
TOTAL KENTUCKY		300,000
Louisiana - 3.9%
Industrial Development - 3.9%
St James Parish LA Rev (Nucor Corp Proj.) 2.43% 11/1/2040 VRDN (b)	395,000	395,000
St James Parish LA Rev (Nucor Corp Proj.) 2.55% 11/1/2040 VRDN (b)	330,000	330,000
		725,000
TOTAL LOUISIANA		725,000
Maryland - 0.3%
Housing - 0.3%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	50,000	50,226
Massachusetts - 0.5%
Education - 0.5%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2025 (d)	100,000	100,798
Michigan - 3.6%
Education - 0.7%
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2026 (Build America Mutual Assurance Co Insured)	135,000	140,104
Electric Utilities - 0.5%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(d)	100,000	99,540
General Obligations - 0.8%
Coopersville Area MI Pub Schs Series 1, 4% 5/1/2026 (State of Michigan Guaranteed)	30,000	30,360
Coopersville Area MI Pub Schs Series 1, 5% 5/1/2025 (State of Michigan Guaranteed)	110,000	110,522
		140,882
Health Care - 0.6%
Michigan St Hosp Fin Auth Rev (Ascension Health Credit Group Proj.) 4% 11/15/2026	110,000	112,260
Water & Sewer - 1.0%
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2027	175,000	179,844
TOTAL MICHIGAN		672,630
Minnesota - 1.1%
Education - 1.1%
Minnesota St Higher Ed Facs (Macalester College, Mn Proj.) 2.35% 3/1/2033 VRDN (b)	200,000	200,000
Nebraska - 0.8%
General Obligations - 0.8%
Central Plains Energy Proj NE Gas Proj Rev 4% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	155,000	155,352
New Hampshire - 0.5%
Housing - 0.5%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	100,000	100,999
New Jersey - 2.5%
Education - 1.2%
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/2025	225,000	226,554
General Obligations - 1.3%
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	100,000	102,806
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (g)	60,000	56,547
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (Ambac Assurance Corp Insured) (g)	80,000	75,397
		234,750
TOTAL NEW JERSEY		461,304
New York - 11.0%
General Obligations - 3.5%
City of New York NY Gen. Oblig. Series A, 5% 8/1/2027	155,000	156,634
City of New York NY Gen. Oblig. Series FISCAL 2021 2, 1.85% 4/1/2042 VRDN (b)	500,000	500,000
		656,634
Housing - 1.9%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	50,000	51,914
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	150,000	150,022
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	165,000	160,825
		362,761
Special Tax - 0.3%
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	55,000	53,817
Synthetics - 5.3%
Liberty NY Dev Corp Rev Participating VRDN 2.6% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	480,000	480,000
Metropolitan Transn Auth NY Rv Participating VRDN 2.57% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	300,000	300,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 2.57% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	100,000	100,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 2.57% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	100,000	100,000
		980,000
TOTAL NEW YORK		2,053,212
Ohio - 0.5%
Health Care - 0.5%
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2021 C, 2.5% 1/15/2051 VRDN (b)	100,000	100,000
Pennsylvania - 6.2%
Health Care - 2.2%
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 3.05% 9/1/2050 VRDN (b)	410,000	410,000
Resource Recovery - 4.0%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.8% tender 6/1/2044 (b)(d)	150,000	150,079
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 A, 4.15% tender 4/1/2034 (b)(d)	150,000	150,059
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2013, 4.25% tender 8/1/2045 (b)(d)	150,000	150,000
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(d)	150,000	151,106
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series A, 4.25% tender 8/1/2037 (b)(d)	150,000	150,049
		751,293
TOTAL PENNSYLVANIA		1,161,293
Tennessee - 4.9%
Health Care - 4.9%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 2.5% 5/1/2039 VRDN (b)	800,000	800,000
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2025	110,000	110,516
		910,516
TOTAL TENNESSEE		910,516
Texas - 12.7%
General Obligations - 2.7%
Prosper Tex Indpt Sch Dist Series 2022, 3% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	500,000	499,839
Health Care - 0.0%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	15,000	15,309
Housing - 3.5%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (b)	100,000	99,305
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2021, 3.48% tender 8/1/2039 (b)	150,000	150,082
Las Varas Pub Fac Corp Tex Multifamily Hsg Rev Series 2022, 3.75% 11/1/2025 (b)	250,000	250,143
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (b)	150,000	150,403
		649,933
Resource Recovery - 0.8%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2012, 4.25% tender 1/1/2026 (b)(d)	150,000	150,000
Synthetics - 4.3%
Corpus Christi TX Util Sys Rev Participating VRDN Series 2024 XF1714, 2.38% 7/15/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	600,000	600,000
Harris County Cultural Ed Facilities Fin Corp Med Facilities Rev Participating VRDN Series 2022 006, 2.55% 11/15/2046 (Liquidity Facility Barclays Bank PLC) (b)(c)	200,000	200,000
		800,000
Water & Sewer - 1.4%
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 5% 10/1/2025	250,000	253,784
TOTAL TEXAS		2,368,865
Virginia - 1.3%
Electric Utilities - 1.3%
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (b)	150,000	152,196
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008B, 0.75% tender 11/1/2035 (b)	95,000	92,792
		244,988
TOTAL VIRGINIA		244,988
Washington - 2.8%
Education - 1.1%
Washington St Univ Revs Series 2025, 5% 4/1/2027	200,000	209,002
General Obligations - 0.4%
Washington State Ctfs Partn (State of Washington Proj.) Series 2016 A, 5% 7/1/2027	70,000	72,041
Housing - 1.3%
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	50,000	51,261
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2024, 3.83% tender 9/1/2025 (b)	200,000	200,082
		251,343
TOTAL WASHINGTON		532,386
West Virginia - 1.2%
Health Care - 1.2%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 2.86% 6/1/2033 VRDN (b)	225,000	225,000
Wisconsin - 0.8%
Housing - 0.8%
Wisconsin Hsg & Economic Dev Auth Multifamily Hsg Series 2024J, 5% tender 8/1/2058 (b)	150,000	153,640
TOTAL MUNICIPAL SECURITIES (Cost $17,706,608)		17,738,136

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $1,014,680)	2.00	1,014,477	1,014,680

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $18,721,288)	18,752,816
NET OTHER ASSETS (LIABILITIES) - 0.0%	5,655
NET ASSETS - 100.0%	18,758,471

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $150,020 or 0.8% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	343,034	5,201,935	4,530,276	7,738	21	(34)	1,014,680	1,014,477	0.0%
Total	343,034	5,201,935	4,530,276	7,738	21	(34)	1,014,680	1,014,477

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	1,175,150	-	1,175,150	-
Electric Utilities	2,627,120	-	2,627,120	-
General Obligations	2,813,132	-	2,813,132	-
Health Care	2,718,930	-	2,718,930	-
Housing	2,272,806	-	2,272,806	-
Industrial Development	1,076,218	-	1,076,218	-
Resource Recovery	1,901,477	-	1,901,477	-
Special Tax	53,817	-	53,817	-
Synthetics	2,410,000	-	2,410,000	-
Transportation	203,927	-	203,927	-
Water & Sewer	485,559	-	485,559	-

Money Market Funds	1,014,680	1,014,680	-	-
Total Investments in Securities:	18,752,816	1,014,680	17,738,136	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $17,706,608)	$17,738,136
Fidelity Central Funds (cost $1,014,680)	1,014,680

Total Investment in Securities (cost $18,721,288)		$18,752,816
Cash		65,735
Receivable for fund shares sold		12,369
Interest receivable		124,291
Distributions receivable from Fidelity Central Funds		1,055
Prepaid expenses		11
Receivable from investment adviser for expense reductions		5,568
Other receivables		2
Total assets		18,961,847
Liabilities
Payable for investments purchased on a delayed delivery basis	$100,000
Payable for fund shares redeemed	30,779
Distributions payable	19,884
Accrued management fee	3,066
Audit fee payable	47,883
Other payables and accrued expenses	1,764
Total liabilities		203,376
Net Assets		$18,758,471
Net Assets consist of:
Paid in capital		$18,726,721
Total accumulated earnings (loss)		31,750
Net Assets		$18,758,471
Net Asset Value, offering price and redemption price per share ($18,758,471 ÷ 1,873,094 shares)		$10.01
Statement of Operations
Year ended January 31, 2025
Investment Income
Interest		$563,806
Income from Fidelity Central Funds		7,738
Total income		571,544
Expenses
Management fee	$32,624
Custodian fees and expenses	947
Independent trustees' fees and expenses	41
Registration fees	20,891
Audit fees	62,230
Legal	29
Miscellaneous	81
Total expenses before reductions	116,843
Expense reductions	(84,160)
Total expenses after reductions		32,683
Net Investment income (loss)		538,861
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,706
Fidelity Central Funds	21
Total net realized gain (loss)		2,727
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	28,298
Fidelity Central Funds	(34)
Total change in net unrealized appreciation (depreciation)		28,264
Net gain (loss)		30,991
Net increase (decrease) in net assets resulting from operations		$569,852
Statement of Changes in Net Assets

	Year ended January 31, 2025	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$538,861	$366,042
Net realized gain (loss)	2,727	930
Change in net unrealized appreciation (depreciation)	28,264	10,782
Net increase (decrease) in net assets resulting from operations	569,852	377,754
Distributions to shareholders	(543,233)	(365,890)

Share transactions
Proceeds from sales of shares	8,271,203	2,831,754
Reinvestment of distributions	337,584	330,794
Cost of shares redeemed	(3,301,711)	(241,411)

Net increase (decrease) in net assets resulting from share transactions	5,307,076	2,921,137
Total increase (decrease) in net assets	5,333,695	2,933,001

Net Assets
Beginning of period	13,424,776	10,491,775
End of period	$18,758,471	$13,424,776

Other Information
Shares
Sold	826,832	283,722
Issued in reinvestment of distributions	33,752	33,176
Redeemed	(330,087)	(24,264)
Net increase (decrease)	530,497	292,634

Financial Highlights
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund

Years ended January 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00	$9.99	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.330	.323	.117
Net realized and unrealized gain (loss)	.014	.009	(.011)
Total from investment operations	.344	.332	.106
Distributions from net investment income	(.331)	(.321)	(.116)
Distributions from net realized gain	(.003)	(.001)	-
Total distributions	(.334)	(.322)	(.116)
Net asset value, end of period	$10.01	$10.00	$9.99
Total Return D,E	3.49%	3.38%	1.07%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.72%	.99%	1.03% H,I
Expenses net of fee waivers, if any	.20%	.21%	.25% I
Expenses net of all reductions	.20%	.21%	.24% I
Net investment income (loss)	3.30%	3.24%	1.86% I
Supplemental Data
Net assets, end of period (000 omitted)	$18,758	$13,425	$10,492
Portfolio turnover rate J	75%	79%	42% I

AFor the period June 16, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAudit fees are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$39,941
Gross unrealized depreciation	(6,677)
Net unrealized appreciation (depreciation)	$33,264
Tax Cost	$18,719,552

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$33,264

The tax character of distributions paid was as follows:

	January 31, 2025	January 31, 2024
Tax-exempt Income	$537,840	$364,694
Ordinary Income	1,798	1,196
Long-term Capital Gains	3,595	-
Total	$543,233	$ 365,890

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	8,687,380	6,377,659

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	1,047,860	1,785,000	-
Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	24

7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through May 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $84,154.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expense by $6.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	54%

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Sustainable Conservative Income Municipal Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of January 31, 2025, the related statement of operations for the year ended January 31, 2025, the statement of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the two years in the period ended January 31, 2025 and for the period June 16, 2022 (commencement of operations) through January 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2025 and the financial highlights for each of the two years in the period ended January 31, 2025 and for the period June 16, 2022 (commencement of operations) through January 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 12, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2025, $2,745, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2025, 100% of the fund's income dividends was free from federal income tax, and 26.63% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9905582.102
SMB-ANN-0425
Fidelity® Series Large Cap Value Index Fund

Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Large Cap Value Index Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	76,167	4,754,344
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	54,898	631,876
Liberty Global Ltd Class C (b)	50,613	593,690

TOTAL BELGIUM		1,225,566
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	16,723	3,889,435
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	121,379	1,656,823
CANADA - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
RB Global Inc (United States)	59,760	5,347,325
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp (United States)	44,712	1,193,363
TOTAL CANADA		6,540,688
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc	19,256	615,614
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	12,996	768,583
IRELAND - 1.0%
Information Technology - 1.0%
IT Services - 1.0%
Accenture PLC Class A	205,608	79,148,801
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	40,645	979,138
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	21,171	2,179,343
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	137,821	4,141,521
UNITED STATES - 98.4%
Communication Services - 4.1%
Diversified Telecommunication Services - 1.4%
AT&T Inc	2,352,215	55,818,063
Frontier Communications Parent Inc (b)	79,675	2,849,178
GCI Liberty Inc Class A (b)(c)	30,220	0
Iridium Communications Inc	33,792	971,520
Verizon Communications Inc	1,380,862	54,392,154
		114,030,915
Entertainment - 1.3%
Electronic Arts Inc	86,482	10,629,503
Liberty Media Corp-Liberty Formula One Class A (b)	4,944	435,171
Liberty Media Corp-Liberty Formula One Class C (b)	43,789	4,190,607
Liberty Media Corp-Liberty Live Class A (b)	6,493	467,301
Liberty Media Corp-Liberty Live Class C (b)	15,361	1,130,416
Madison Square Garden Sports Corp Class A (b)	5,660	1,244,464
Playtika Holding Corp	23,277	166,896
Roku Inc Class A (b)	35,546	2,941,787
Take-Two Interactive Software Inc (b)	56,325	10,448,851
TKO Group Holdings Inc Class A (b)	22,532	3,497,192
Walt Disney Co/The	594,985	67,269,004
Warner Bros Discovery Inc (b)	792,435	8,273,021
		110,694,213
Interactive Media & Services - 0.0%
IAC Inc Class A (b)	24,616	1,041,995
Match Group Inc	85,063	3,036,750
TripAdvisor Inc Class A (b)	33,812	593,739
Trump Media & Technology Group Corp (b)(d)	9,220	293,749
ZoomInfo Technologies Inc (b)	99,887	1,027,837
		5,994,070
Media - 1.0%
Charter Communications Inc Class A (b)(d)	30,687	10,602,052
Comcast Corp Class A	1,243,289	41,849,108
Fox Corp Class A	71,752	3,672,268
Fox Corp Class B	43,757	2,126,590
Interpublic Group of Cos Inc/The	120,055	3,441,977
Liberty Broadband Corp Class A (b)	4,132	314,156
Liberty Broadband Corp Class C (b)	27,569	2,113,440
New York Times Co/The Class A	53,200	2,888,760
News Corp Class A	122,762	3,452,068
News Corp Class B	37,613	1,190,451
Nexstar Media Group Inc	6,149	942,149
Omnicom Group Inc	63,055	5,472,543
Paramount Global Class A (d)	3,042	69,388
Paramount Global Class B (d)	195,842	2,130,761
Sirius XM Holdings Inc (d)	71,202	1,709,559
		81,975,270
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	156,822	36,534,821
Consumer Discretionary - 6.0%
Automobile Components - 0.1%
BorgWarner Inc	72,067	2,298,937
Gentex Corp	76,543	1,983,995
Lear Corp	17,876	1,681,953
QuantumScape Corp Class A (b)(d)	119,345	617,013
		6,581,898
Automobiles - 0.4%
Ford Motor Co	1,283,128	12,933,930
General Motors Co	357,717	17,692,683
Harley-Davidson Inc	39,179	1,060,184
Lucid Group Inc Class A (b)(d)	327,126	902,868
Rivian Automotive Inc Class A (b)(d)	275,890	3,465,178
Thor Industries Inc (d)	16,829	1,730,694
		37,785,537
Broadline Retail - 0.2%
Dillard's Inc Class A (d)	1,017	476,068
eBay Inc	156,398	10,553,737
Etsy Inc (b)	12,845	705,319
Kohl's Corp (d)	36,549	482,812
Macy's Inc	90,621	1,411,875
Nordstrom Inc	33,101	801,044
Ollie's Bargain Outlet Holdings Inc (b)	20,172	2,249,380
		16,680,235
Distributors - 0.1%
Genuine Parts Co	45,213	5,256,011
LKQ Corp	83,563	3,124,421
		8,380,432
Diversified Consumer Services - 0.1%
ADT Inc	109,254	839,071
Bright Horizons Family Solutions Inc (b)	16,210	1,987,346
Grand Canyon Education Inc (b)	6,477	1,137,620
H&R Block Inc	36,967	2,044,645
Service Corp International/US	45,548	3,558,210
		9,566,892
Hotels, Restaurants & Leisure - 2.0%
Aramark	84,482	3,287,195
Booking Holdings Inc	669	3,169,428
Boyd Gaming Corp	20,978	1,607,964
Caesars Entertainment Inc (b)(d)	69,881	2,519,210
Carnival Corp (b)	335,438	9,281,569
Choice Hotels International Inc (d)	1,367	201,399
Darden Restaurants Inc	18,305	3,573,868
Domino's Pizza Inc	7,367	3,308,667
DoorDash Inc Class A (b)	14,860	2,806,014
Dutch Bros Inc Class A (b)	21,876	1,367,688
Hilton Worldwide Holdings Inc	38,002	9,731,172
Hyatt Hotels Corp Class A	11,600	1,835,468
Marriott International Inc/MD Class A1	75,029	21,802,677
Marriott Vacations Worldwide Corp	11,516	999,243
McDonald's Corp	220,985	63,798,370
MGM Resorts International (b)	75,794	2,613,377
Penn Entertainment Inc (b)	49,851	1,026,931
Planet Fitness Inc Class A (b)	12,781	1,382,393
Royal Caribbean Cruises Ltd	50,633	13,498,758
Starbucks Corp	83,029	8,940,563
Travel + Leisure Co	21,747	1,182,167
Vail Resorts Inc	1,984	337,517
Wendy's Co/The	28,997	430,026
Wyndham Hotels & Resorts Inc	22,880	2,402,858
Wynn Resorts Ltd	31,272	2,715,973
Yum! Brands Inc	56,662	7,394,391
		171,214,886
Household Durables - 0.8%
DR Horton Inc	95,357	13,531,158
Garmin Ltd	50,719	10,947,696
Leggett & Platt Inc	44,005	464,693
Lennar Corp Class A	77,846	10,216,509
Lennar Corp Class B (d)	2,492	313,469
Millrose Properties Inc (c)(e)	41,191	383,075
Mohawk Industries Inc (b)	17,355	2,122,517
Newell Brands Inc	137,269	1,367,199
NVR Inc (b)	939	7,527,193
PulteGroup Inc	66,396	7,554,537
SharkNinja Inc	17,565	1,963,943
Toll Brothers Inc	32,610	4,428,764
TopBuild Corp (b)	9,167	3,141,348
Whirlpool Corp (d)	17,509	1,838,620
		65,800,721
Leisure Products - 0.1%
Brunswick Corp/DE	21,703	1,463,650
Hasbro Inc	5,798	335,356
Mattel Inc (b)	111,984	2,087,383
Polaris Inc (d)	17,044	812,999
YETI Holdings Inc (b)	19,786	737,226
		5,436,614
Specialty Retail - 1.8%
Advance Auto Parts Inc	19,697	955,305
AutoNation Inc (b)	8,409	1,585,517
AutoZone Inc (b)	486	1,628,202
Bath & Body Works Inc	72,543	2,728,342
Best Buy Co Inc	70,349	6,040,165
CarMax Inc (b)	46,641	3,994,335
Carvana Co Class A (b)	22,989	5,689,318
Dick's Sporting Goods Inc	16,540	3,970,427
Five Below Inc (b)	3,669	344,078
Floor & Decor Holdings Inc Class A (b)	22,060	2,208,206
GameStop Corp Class A (b)(d)	126,802	3,410,974
Gap Inc/The	67,144	1,616,156
Home Depot Inc/The	65,690	27,062,966
Lithia Motors Inc Class A	8,496	3,195,346
Lowe's Cos Inc	187,556	48,772,062
O'Reilly Automotive Inc (b)	1,493	1,932,569
Penske Automotive Group Inc	6,105	1,011,171
RH (b)	3,961	1,660,095
Ross Stores Inc	81,803	12,316,260
TJX Cos Inc/The	151,908	18,956,599
Ulta Beauty Inc (b)	2,085	859,333
Wayfair Inc Class A (b)(d)	31,526	1,524,913
Williams-Sonoma Inc	16,895	3,571,096
		155,033,435
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd (b)	37,933	939,980
Carter's Inc (d)	11,747	633,397
Columbia Sportswear Co (d)	10,835	956,731
Crocs Inc (b)	15,493	1,581,371
NIKE Inc Class B	147,529	11,344,980
PVH Corp	18,354	1,644,518
Ralph Lauren Corp Class A	13,073	3,264,328
Skechers USA Inc Class A (b)	38,793	2,922,665
Tapestry Inc	75,582	5,512,951
Under Armour Inc Class A (b)(d)	62,429	521,283
Under Armour Inc Class C (b)	63,097	475,120
VF Corp (d)	115,784	3,006,910
		32,804,234
TOTAL CONSUMER DISCRETIONARY		509,284,884

Consumer Staples - 7.7%
Beverages - 1.0%
Boston Beer Co Inc/The Class A (b)	2,284	572,530
Brown-Forman Corp Class A (d)	16,119	537,085
Brown-Forman Corp Class B	57,010	1,881,900
Coca-Cola Co/The	543,627	34,509,442
Coca-Cola Consolidated Inc	1,997	2,731,137
Constellation Brands Inc Class A	51,945	9,391,656
Keurig Dr Pepper Inc	366,048	11,750,141
Molson Coors Beverage Co Class B	55,254	3,025,157
Monster Beverage Corp (b)	47,386	2,308,172
PepsiCo Inc	94,734	14,275,466
		80,982,686
Consumer Staples Distribution & Retail - 2.5%
Albertsons Cos Inc	138,288	2,772,674
BJ's Wholesale Club Holdings Inc (b)	42,921	4,251,325
Casey's General Stores Inc	9,950	4,196,612
Dollar General Corp	71,610	5,088,607
Dollar Tree Inc (b)	65,826	4,828,337
Grocery Outlet Holding Corp (b)(d)	31,395	508,285
Kroger Co/The	216,979	13,374,586
Maplebear Inc (b)	55,032	2,656,945
Performance Food Group Co (b)	42,392	3,828,422
Sysco Corp	60,483	4,410,420
Target Corp	151,419	20,882,194
US Foods Holding Corp (b)	74,583	5,290,172
Walgreens Boots Alliance Inc	236,937	2,435,712
Walmart Inc	1,422,526	139,635,152
		214,159,443
Food Products - 1.3%
Archer-Daniels-Midland Co	155,872	7,985,323
Bunge Global SA	45,290	3,447,928
Conagra Brands Inc	154,434	3,998,296
Darling Ingredients Inc (b)	52,464	1,965,301
Flowers Foods Inc	62,013	1,212,354
Freshpet Inc (b)	10,489	1,677,716
General Mills Inc	182,666	10,985,533
Hershey Co/The	40,928	6,108,504
Hormel Foods Corp	95,952	2,876,641
Ingredion Inc	21,683	2,958,429
JM Smucker Co	33,353	3,565,102
Kellanova	86,387	7,060,410
Kraft Heinz Co/The	290,070	8,655,689
Lamb Weston Holdings Inc	31,929	1,913,824
McCormick & Co Inc/MD	82,084	6,339,347
Mondelez International Inc	438,618	25,435,458
Pilgrim's Pride Corp (b)	12,365	575,467
Post Holdings Inc (b)	15,738	1,670,746
Seaboard Corp	85	207,259
The Campbell's Company	63,538	2,463,368
Tyson Foods Inc Class A	91,892	5,190,979
		106,293,674
Household Products - 1.5%
Church & Dwight Co Inc	79,471	8,385,780
Colgate-Palmolive Co	119,933	10,398,191
Kimberly-Clark Corp	64,983	8,445,841
Procter & Gamble Co/The	601,353	99,818,584
Reynolds Consumer Products Inc	17,990	496,704
Spectrum Brands Holdings Inc	8,979	759,264
		128,304,364
Personal Care Products - 0.3%
BellRing Brands Inc (b)	41,894	3,240,501
Coty Inc Class A (b)(d)	126,211	925,126
Estee Lauder Cos Inc/The Class A	47,950	4,000,469
Kenvue Inc	626,948	13,347,723
		21,513,819
Tobacco - 1.1%
Altria Group Inc	555,737	29,026,143
Philip Morris International Inc	509,133	66,289,117
		95,315,260
TOTAL CONSUMER STAPLES		646,569,246

Energy - 6.5%
Energy Equipment & Services - 0.5%
Baker Hughes Co Class A	326,881	15,095,365
Halliburton Co	287,547	7,481,973
NOV Inc	128,190	1,852,345
Schlumberger NV	462,008	18,609,682
		43,039,365
Oil, Gas & Consumable Fuels - 6.0%
Antero Midstream Corp	69,317	1,111,844
Antero Resources Corp (b)	94,357	3,521,403
APA Corp (d)	119,747	2,626,052
Cheniere Energy Inc	35,763	7,998,395
Chevron Corp	564,825	84,266,242
Chord Energy Corp	20,334	2,286,558
Civitas Resources Inc	23,558	1,195,804
ConocoPhillips	424,079	41,911,728
Coterra Energy Inc	237,852	6,593,257
Devon Energy Corp	203,278	6,931,780
Diamondback Energy Inc	61,589	10,122,768
DT Midstream Inc	32,134	3,248,105
EOG Resources Inc	186,394	23,446,501
Eqt Corp	180,617	9,233,141
Expand Energy Corp	75,261	7,646,518
Exxon Mobil Corp	1,470,966	157,143,298
Hess Corp	32,051	4,456,051
HF Sinclair Corp	51,163	1,845,961
Kinder Morgan Inc	635,051	17,451,201
Marathon Petroleum Corp	109,485	15,953,059
Matador Resources Co	35,940	2,084,520
New Fortress Energy Inc Class A (d)	12,443	186,644
Occidental Petroleum Corp	222,515	10,380,325
ONEOK Inc	190,966	18,556,166
Ovintiv Inc	85,436	3,607,108
Permian Resources Corp Class A	170,429	2,496,785
Phillips 66	135,111	15,925,534
Range Resources Corp	78,451	2,905,825
Valero Energy Corp	103,284	13,736,772
Viper Energy Inc Class A	24,215	1,135,684
Williams Cos Inc/The	398,546	22,091,405
		502,096,434
TOTAL ENERGY		545,135,799

Financials - 23.4%
Banks - 7.9%
Bank of America Corp	2,183,059	101,075,632
Bank OZK	35,167	1,786,132
BOK Financial Corp	7,506	828,813
Citigroup Inc	620,067	50,492,056
Citizens Financial Group Inc	145,575	6,925,003
Columbia Banking System Inc	68,996	1,924,988
Comerica Inc	43,870	2,953,328
Commerce Bancshares Inc/MO	40,813	2,726,308
Cullen/Frost Bankers Inc	19,461	2,712,863
East West Bancorp Inc	44,671	4,599,773
Fifth Third Bancorp	220,825	9,784,756
First Citizens BancShares Inc/NC Class A	3,918	8,637,975
First Hawaiian Inc	42,148	1,164,128
First Horizon Corp (d)	172,798	3,782,548
FNB Corp/PA	117,699	1,846,697
Huntington Bancshares Inc/OH	471,553	8,110,712
JPMorgan Chase & Co	920,752	246,117,010
KeyCorp	300,940	5,410,901
M&T Bank Corp	54,359	10,939,205
Pinnacle Financial Partners Inc	24,280	3,029,416
PNC Financial Services Group Inc/The	130,202	26,164,092
Prosperity Bancshares Inc	29,686	2,374,880
Regions Financial Corp	299,954	7,390,867
Synovus Financial Corp	46,014	2,596,110
TFS Financial Corp	16,719	229,384
Truist Financial Corp	436,939	20,807,035
US Bancorp	510,587	24,395,847
Webster Financial Corp	54,918	3,308,260
Wells Fargo & Co	1,091,800	86,033,840
Western Alliance Bancorp	34,850	3,062,270
Wintrust Financial Corp	21,471	2,808,622
Zions Bancorp NA	47,855	2,768,890
		656,788,341
Capital Markets - 5.5%
Affiliated Managers Group Inc	9,711	1,825,085
Ameriprise Financial Inc	2,831	1,538,252
Bank of New York Mellon Corp/The	242,048	20,799,185
Blackrock Inc	48,370	52,021,935
Carlyle Group Inc/The	71,082	3,991,965
Cboe Global Markets Inc	34,479	7,045,094
Charles Schwab Corp/The	439,709	36,372,728
CME Group Inc Class A	117,838	27,871,044
Coinbase Global Inc Class A (b)	10,730	3,125,971
Evercore Inc Class A	11,869	3,457,084
FactSet Research Systems Inc	7,949	3,771,085
Franklin Resources Inc	94,297	2,097,165
Goldman Sachs Group Inc/The	73,493	47,064,917
Houlihan Lokey Inc Class A	15,750	2,862,090
Interactive Brokers Group Inc Class A	34,478	7,496,896
Intercontinental Exchange Inc	186,201	29,760,506
Invesco Ltd	120,913	2,325,157
Janus Henderson Group PLC	42,170	1,894,698
Jefferies Financial Group Inc	41,473	3,188,859
KKR & Co Inc Class A	156,920	26,216,624
Lazard Inc Class A	2,318	126,030
MarketAxess Holdings Inc	12,224	2,696,981
Morgan Stanley	357,869	49,539,806
MSCI Inc	10,458	6,241,021
Nasdaq Inc	134,749	11,095,233
Northern Trust Corp	63,920	7,177,577
Raymond James Financial Inc	60,083	10,122,784
Robinhood Markets Inc Class A (b)	219,722	11,414,558
S&P Global Inc	102,566	53,478,938
SEI Investments Co	33,066	2,862,854
State Street Corp	95,716	9,726,660
Stifel Financial Corp	32,073	3,715,657
T Rowe Price Group Inc	71,552	8,365,860
TPG Inc Class A	20,908	1,406,063
Tradeweb Markets Inc Class A	23,240	2,949,156
Virtu Financial Inc Class A	26,484	1,060,949
		466,706,467
Consumer Finance - 1.2%
Ally Financial Inc	76,854	2,995,000
American Express Co	114,971	36,497,545
Capital One Financial Corp	123,931	25,245,984
Credit Acceptance Corp (b)	436	221,388
Discover Financial Services	81,772	16,443,531
OneMain Holdings Inc	37,348	2,074,308
SLM Corp	69,767	1,947,197
SoFi Technologies Inc Class A (b)	290,262	4,580,334
Synchrony Financial	127,110	8,768,048
		98,773,335
Financial Services - 4.7%
Affirm Holdings Inc Class A (b)	84,621	5,167,804
Apollo Global Management Inc	42,956	7,344,617
Berkshire Hathaway Inc Class B (b)	599,953	281,179,973
Block Inc Class A (b)	104,852	9,522,659
Corebridge Financial Inc	95,719	3,231,473
Euronet Worldwide Inc (b)	14,004	1,379,394
Fidelity National Information Services Inc	178,601	14,550,623
Fiserv Inc (b)	126,485	27,325,819
Global Payments Inc	83,012	9,367,904
Jack Henry & Associates Inc	23,566	4,102,605
MGIC Investment Corp	85,124	2,174,067
PayPal Holdings Inc (b)	328,227	29,074,348
Rocket Cos Inc Class A (b)(d)	45,801	577,093
UWM Holdings Corp Class A	9,769	58,907
Voya Financial Inc	32,534	2,309,589
Western Union Co/The	92,191	951,411
WEX Inc (b)	11,895	2,187,372
		400,505,658
Insurance - 4.0%
AFLAC Inc	182,909	19,640,768
Allstate Corp/The	72,624	13,967,774
American Financial Group Inc/OH	23,128	3,158,360
American International Group Inc	212,783	15,673,596
Aon PLC	64,397	23,879,696
Arch Capital Group Ltd	118,028	10,984,866
Arthur J Gallagher & Co	74,978	22,629,860
Assurant Inc	16,819	3,619,281
Assured Guaranty Ltd	16,629	1,573,103
Axis Capital Holdings Ltd	25,379	2,309,997
Brighthouse Financial Inc (b)	19,861	1,225,621
Brown & Brown Inc	43,676	4,571,130
Chubb Ltd	132,735	36,087,992
Cincinnati Financial Corp	50,045	6,858,667
CNA Financial Corp	7,262	356,273
Everest Group Ltd	11,675	4,057,179
Fidelity National Financial Inc	84,655	4,924,381
First American Financial Corp	33,063	2,090,243
Globe Life Inc	28,956	3,535,238
Hanover Insurance Group Inc/The	11,809	1,807,840
Hartford Financial Services Group Inc/The	94,869	10,582,637
Kemper Corp	20,044	1,346,555
Lincoln National Corp	56,296	1,979,367
Loews Corp	58,333	4,984,555
Markel Group Inc (b)	3,170	5,797,233
Marsh & McLennan Cos Inc	139,754	30,309,848
MetLife Inc	192,804	16,679,474
Old Republic International Corp	78,215	2,861,105
Primerica Inc	10,853	3,149,215
Principal Financial Group Inc	73,901	6,093,137
Progressive Corp/The	30,225	7,448,649
Prudential Financial Inc	117,805	14,226,132
Reinsurance Group of America Inc	21,394	4,874,837
RLI Corp	25,742	1,888,176
The Travelers Companies, Inc.	74,845	18,350,497
Unum Group	58,971	4,496,539
W R Berkley Corp	95,863	5,639,620
White Mountains Insurance Group Ltd	825	1,594,280
Willis Towers Watson PLC	32,957	10,861,474
		336,115,195
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp (d)	269,206	2,683,984
Annaly Capital Management Inc	181,697	3,708,436
Rithm Capital Corp	171,590	1,975,001
Starwood Property Trust Inc	103,541	2,003,518
		10,370,939
TOTAL FINANCIALS		1,969,259,935

Health Care - 14.5%
Biotechnology - 2.1%
AbbVie Inc	329,774	60,645,439
Alnylam Pharmaceuticals Inc (b)	4,775	1,295,505
Amgen Inc	38,834	11,084,000
Biogen Inc (b)	47,586	6,849,053
BioMarin Pharmaceutical Inc (b)	61,508	3,897,147
Exact Sciences Corp (b)	36,524	2,047,170
Exelixis Inc (b)	15,416	511,040
Gilead Sciences Inc	408,949	39,749,843
GRAIL Inc (d)	8,787	266,070
Incyte Corp (b)	49,522	3,672,552
Ionis Pharmaceuticals Inc (b)	3,624	115,606
Moderna Inc (b)	104,871	4,134,015
Regeneron Pharmaceuticals Inc (b)	31,336	21,088,501
Roivant Sciences Ltd (b)(d)	140,771	1,566,781
United Therapeutics Corp (b)	14,252	5,004,875
Vertex Pharmaceuticals Inc (b)	42,320	19,538,298
		181,465,895
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	566,888	72,521,983
Align Technology Inc (b)	10,267	2,249,602
Baxter International Inc	165,791	5,398,155
Becton Dickinson & Co	94,740	23,457,624
Boston Scientific Corp (b)	481,460	49,282,246
Cooper Cos Inc/The (b)	63,622	6,142,704
DENTSPLY SIRONA Inc	66,870	1,321,351
Edwards Lifesciences Corp (b)	158,196	11,461,300
Enovis Corp (b)	18,325	860,909
Envista Holdings Corp (b)	56,864	1,166,849
GE HealthCare Technologies Inc	134,736	11,897,189
Globus Medical Inc Class A (b)	37,049	3,435,183
Hologic Inc (b)	74,488	5,373,564
Masimo Corp (b)	6,893	1,200,967
Medtronic PLC	420,660	38,204,341
QuidelOrtho Corp (b)	20,575	894,190
ResMed Inc	34,549	8,159,783
Solventum Corp	45,159	3,344,476
STERIS PLC	32,185	7,101,620
Stryker Corp	83,349	32,613,630
Teleflex Inc	15,367	2,769,748
Zimmer Biomet Holdings Inc	64,682	7,081,385
		295,938,799
Health Care Providers & Services - 3.8%
Acadia Healthcare Co Inc (b)	30,111	1,358,307
Amedisys Inc (b)	10,605	980,962
Cardinal Health Inc	32,059	3,964,416
Centene Corp (b)	165,099	10,571,289
Chemed Corp	4,411	2,478,982
Cigna Group/The	81,380	23,942,810
CVS Health Corp	413,061	23,329,685
Elevance Health Inc	63,980	25,316,886
Encompass Health Corp	32,748	3,250,894
HCA Healthcare Inc	45,772	15,100,641
Henry Schein Inc (b)	41,005	3,280,400
Humana Inc	39,445	11,566,457
Labcorp Holdings Inc	27,472	6,862,506
McKesson Corp	24,192	14,388,192
Molina Healthcare Inc (b)	6,923	2,148,968
Premier Inc Class A (d)	31,950	723,986
Quest Diagnostics Inc	36,311	5,922,324
Tenet Healthcare Corp (b)	31,031	4,371,958
UnitedHealth Group Inc	280,848	152,357,232
Universal Health Services Inc Class B	18,653	3,517,210
		315,434,105
Health Care Technology - 0.0%
Certara Inc (b)	39,799	566,339
Doximity Inc Class A (b)	37,549	2,219,146
		2,785,485
Life Sciences Tools & Services - 2.3%
10X Genomics Inc Class A (b)	11,510	172,650
Agilent Technologies Inc	93,876	14,224,092
Avantor Inc (b)	220,951	4,922,788
Azenta Inc (b)(d)	15,909	859,881
Bio-Rad Laboratories Inc Class A (b)	6,252	2,256,222
Bio-Techne Corp	50,205	3,692,578
Bruker Corp	13,223	768,917
Charles River Laboratories International Inc (b)	16,903	2,784,938
Danaher Corp	211,497	47,108,842
Fortrea Holdings Inc (b)(d)	26,611	447,331
Illumina Inc (b)	51,926	6,892,657
IQVIA Holdings Inc (b)	52,202	10,511,395
Mettler-Toledo International Inc (b)	6,891	9,402,356
QIAGEN NV (United States)	71,888	3,209,080
Repligen Corp (b)	15,799	2,625,952
Revvity Inc	39,931	5,036,497
Sotera Health Co (b)	49,847	683,402
Thermo Fisher Scientific Inc	125,130	74,796,459
Waters Corp (b)	7,607	3,160,556
West Pharmaceutical Services Inc	9,442	3,224,915
		196,781,508
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co	664,309	39,161,016
Elanco Animal Health Inc (b)	162,908	1,959,783
Jazz Pharmaceuticals PLC (b)	19,948	2,480,933
Johnson & Johnson	790,611	120,291,464
Organon & Co	85,132	1,324,654
Perrigo Co PLC	44,845	1,117,088
Pfizer Inc	1,857,261	49,254,562
Royalty Pharma PLC Class A	127,490	4,026,134
Viatris Inc	385,839	4,352,264
Zoetis Inc Class A	26,121	4,464,079
		228,431,977
TOTAL HEALTH CARE		1,220,837,769

Industrials - 14.6%
Aerospace & Defense - 3.4%
Boeing Co (b)	193,665	34,185,746
BWX Technologies Inc	24,015	2,712,014
Curtiss-Wright Corp	12,368	4,290,954
GE Aerospace	276,798	56,347,769
General Dynamics Corp	89,485	22,995,855
Hexcel Corp	26,927	1,755,640
Howmet Aerospace Inc	124,429	15,750,223
Huntington Ingalls Industries Inc	12,910	2,546,627
L3Harris Technologies Inc	61,919	13,127,447
Loar Holdings Inc (d)	907	72,087
Lockheed Martin Corp	47,030	21,772,539
Northrop Grumman Corp	45,216	22,032,400
RTX Corp	435,912	56,210,852
Spirit AeroSystems Holdings Inc Class A (b)	33,573	1,141,818
Standardaero Inc (d)	15,552	417,416
Textron Inc	60,703	4,644,387
TransDigm Group Inc	14,208	19,228,255
Woodward Inc	19,098	3,537,905
		282,769,934
Air Freight & Logistics - 0.7%
CH Robinson Worldwide Inc	37,936	3,774,253
Expeditors International of Washington Inc	38,592	4,383,279
FedEx Corp	74,142	19,637,992
GXO Logistics Inc (b)	38,844	1,765,460
United Parcel Service Inc Class B	238,889	27,288,290
		56,849,274
Building Products - 1.1%
A O Smith Corp	39,221	2,639,573
Advanced Drainage Systems Inc	14,407	1,741,950
Allegion plc	28,299	3,756,126
Armstrong World Industries Inc	9,532	1,439,427
AZEK Co Inc/The Class A (b)	14,156	725,212
Builders FirstSource Inc (b)	33,944	5,678,152
Carlisle Cos Inc	12,714	4,951,594
Carrier Global Corp	274,691	17,959,299
Fortune Brands Innovations Inc	40,747	2,920,337
Hayward Holdings Inc (b)	47,175	710,456
Johnson Controls International plc	218,706	17,059,068
Masco Corp	70,427	5,583,453
Owens Corning	28,102	5,186,224
Simpson Manufacturing Co Inc	12,706	2,134,608
Trane Technologies PLC	48,925	17,747,544
		90,233,023
Commercial Services & Supplies - 0.4%
Cintas Corp	5,838	1,170,928
Clean Harbors Inc (b)	16,514	3,847,762
Copart Inc (b)	19,633	1,137,340
MSA Safety Inc	12,246	2,017,284
Republic Services Inc	67,394	14,615,737
Tetra Tech Inc	69,223	2,547,406
Veralto Corp	44,394	4,589,896
Vestis Corp	43,505	608,199
		30,534,552
Construction & Engineering - 0.3%
AECOM	43,516	4,588,327
API Group Corp (b)	75,260	2,871,169
EMCOR Group Inc	9,111	4,082,275
Everus Construction Group Inc	16,802	1,156,146
MasTec Inc (b)	20,733	3,008,151
Quanta Services Inc	32,881	10,114,524
Valmont Industries Inc	6,586	2,184,971
WillScot Holdings Corp (b)	41,824	1,549,997
		29,555,560
Electrical Equipment - 1.7%
Acuity Brands Inc	10,027	3,332,874
AMETEK Inc	75,651	13,962,149
Eaton Corp PLC	129,299	42,208,366
Emerson Electric Co	187,162	24,321,702
GE Vernova Inc	89,231	33,272,455
Generac Holdings Inc (b)	9,936	1,483,742
Hubbell Inc	17,473	7,391,254
nVent Electric PLC	53,588	3,488,043
Regal Rexnord Corp	21,523	3,416,346
Rockwell Automation Inc	34,025	9,473,581
Sensata Technologies Holding PLC	49,447	1,342,980
		143,693,492
Ground Transportation - 1.0%
Avis Budget Group Inc (b)	3,454	309,824
CSX Corp	630,844	20,735,842
JB Hunt Transport Services Inc	26,360	4,513,359
Knight-Swift Transportation Holdings Inc	50,311	2,872,255
Landstar System Inc	11,628	1,914,666
Lyft Inc Class A (b)	37,815	512,015
Norfolk Southern Corp	73,943	18,877,648
Ryder System Inc	13,756	2,192,844
Saia Inc (b)	3,646	1,750,481
Schneider National Inc Class B (d)	15,345	456,514
U-Haul Holding Co (b)(d)	1,449	105,588
U-Haul Holding Co Class N (d)	18,813	1,217,954
Union Pacific Corp	104,177	25,814,020
		81,273,010
Industrial Conglomerates - 0.7%
3M Co	144,898	22,053,476
Honeywell International Inc	180,331	40,343,651
		62,397,127
Machinery - 3.6%
AGCO Corp	20,594	2,150,631
Allison Transmission Holdings Inc	28,595	3,361,056
Caterpillar Inc	137,460	51,058,143
CNH Industrial NV Class A	283,999	3,657,907
Crane Co	16,183	2,756,289
Cummins Inc	44,737	15,937,556
Deere & Co	82,610	39,368,623
Donaldson Co Inc	39,734	2,828,663
Dover Corp	44,786	9,122,012
Esab Corp	18,711	2,317,170
Flowserve Corp	43,452	2,720,964
Fortive Corp	113,274	9,212,574
Gates Industrial Corp PLC (b)	78,305	1,620,130
Graco Inc	54,277	4,568,495
IDEX Corp	24,614	5,521,166
Illinois Tool Works Inc	60,127	15,582,513
Ingersoll Rand Inc	131,885	12,370,813
ITT Inc	26,584	4,014,716
Lincoln Electric Holdings Inc	13,168	2,617,535
Middleby Corp/The (b)	17,620	3,015,487
Nordson Corp	18,366	4,044,561
Oshkosh Corp	21,585	2,512,494
Otis Worldwide Corp	130,624	12,464,142
PACCAR Inc	168,415	18,673,855
Parker-Hannifin Corp	41,916	29,636,709
Pentair PLC	53,778	5,575,703
RBC Bearings Inc (b)	9,405	3,279,994
Snap-on Inc	16,888	5,997,773
Stanley Black & Decker Inc	49,981	4,401,827
Timken Co/The	21,382	1,716,333
Toro Co/The	33,962	2,828,016
Westinghouse Air Brake Technologies Corp	55,723	11,585,926
Xylem Inc/NY	78,979	9,796,555
		306,316,331
Marine Transportation - 0.0%
Kirby Corp (b)	19,195	2,095,133
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)	41,522	3,041,487
American Airlines Group Inc (b)	201,011	3,401,106
Delta Air Lines Inc	210,497	14,160,133
Southwest Airlines Co	194,995	5,988,296
United Airlines Holdings Inc (b)	107,007	11,325,621
		37,916,643
Professional Services - 0.8%
Amentum Holdings Inc	42,971	901,102
Automatic Data Processing Inc	9,800	2,969,498
Broadridge Financial Solutions Inc	3,371	803,040
CACI International Inc (b)	7,163	2,766,780
Clarivate PLC (b)(d)	135,074	732,101
Concentrix Corp (d)	15,558	813,372
Dayforce Inc (b)(d)	44,560	3,152,174
Dun & Bradstreet Holdings Inc	100,077	1,230,947
Equifax Inc	32,001	8,793,235
FTI Consulting Inc (b)	11,637	2,273,288
Genpact Ltd	57,432	2,796,364
Jacobs Solutions Inc	40,125	5,622,716
KBR Inc	40,254	2,190,623
Leidos Holdings Inc	43,406	6,164,954
ManpowerGroup Inc	15,595	939,131
Parsons Corp (b)	15,138	1,199,989
Paychex Inc	67,420	9,955,912
Paycom Software Inc	6,235	1,294,137
Paycor HCM Inc (b)	24,442	540,901
Robert Half Inc	33,477	2,168,975
Science Applications International Corp	16,331	1,768,321
SS&C Technologies Holdings Inc	69,866	5,655,653
TransUnion	59,557	5,911,032
		70,644,245
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	34,510	1,594,362
Core & Main Inc Class A (b)	21,777	1,229,094
Fastenal Co	29,746	2,178,597
Ferguson Enterprises Inc	61,679	11,171,301
MSC Industrial Direct Co Inc Class A	15,184	1,220,945
SiteOne Landscape Supply Inc (b)	9,311	1,324,955
United Rentals Inc	16,221	12,296,492
Watsco Inc	11,276	5,396,581
Wesco International Inc	13,612	2,518,220
WW Grainger Inc	1,887	2,005,258
		40,935,805
TOTAL INDUSTRIALS		1,235,214,129

Information Technology - 8.3%
Communications Equipment - 1.3%
Ciena Corp (b)	46,870	4,084,252
Cisco Systems Inc	1,308,352	79,286,131
F5 Inc (b)	19,037	5,658,939
Juniper Networks Inc	107,780	3,757,211
Lumentum Holdings Inc (b)	22,485	1,912,574
Motorola Solutions Inc	28,307	13,283,060
Ubiquiti Inc (d)	761	307,093
		108,289,260
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp Class A	161,209	11,410,373
Arrow Electronics Inc (b)	17,358	2,023,075
Avnet Inc	28,727	1,484,037
CDW Corp/DE	21,770	4,335,278
Cognex Corp	53,808	2,146,939
Coherent Corp (b)	40,643	3,677,785
Corning Inc	250,741	13,058,591
Crane NXT Co	16,218	1,037,465
Ingram Micro Holding Corp	4,400	102,608
IPG Photonics Corp (b)	8,931	654,910
Jabil Inc	33,101	5,375,933
Keysight Technologies Inc (b)	56,842	10,137,771
Littelfuse Inc	8,076	1,924,995
TD SYNNEX Corp	24,334	3,467,838
Teledyne Technologies Inc (b)	15,132	7,737,446
Trimble Inc (b)	79,431	5,954,148
Vontier Corp	49,630	1,913,237
Zebra Technologies Corp Class A (b)	13,099	5,134,022
		81,576,451
IT Services - 1.4%
Akamai Technologies Inc (b)	48,508	4,845,949
Amdocs Ltd	36,167	3,189,568
Cognizant Technology Solutions Corp Class A	162,856	13,453,534
DXC Technology Co (b)	59,182	1,285,433
EPAM Systems Inc (b)	16,680	4,236,053
Globant SA (b)	3,451	736,167
IBM Corporation	300,622	76,869,045
Kyndryl Holdings Inc (b)	75,232	2,855,807
Okta Inc Class A (b)	29,626	2,791,362
Twilio Inc Class A (b)	40,065	5,872,728
VeriSign Inc (b)	25,434	5,468,310
		121,603,956
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices Inc (b)	179,179	20,775,805
Amkor Technology Inc	37,306	918,101
Analog Devices Inc	162,163	34,360,718
Applied Materials Inc	22,314	4,024,330
Astera Labs Inc (b)	33,994	3,447,671
Cirrus Logic Inc (b)	17,791	1,786,928
First Solar Inc (b)	34,840	5,836,397
GlobalFoundries Inc (b)	32,537	1,349,309
Intel Corp	1,395,227	27,109,261
Lattice Semiconductor Corp (b)	6,038	344,287
MACOM Technology Solutions Holdings Inc (b)	18,459	2,441,203
Marvell Technology Inc	258,113	29,130,633
Microchip Technology Inc	173,102	9,399,439
Micron Technology Inc	361,023	32,939,739
MKS Instruments Inc	20,818	2,358,263
ON Semiconductor Corp (b)	138,630	7,255,894
Onto Innovation Inc (b)	11,791	2,414,325
Qorvo Inc (b)	31,321	2,599,017
QUALCOMM Inc	22,926	3,964,593
Skyworks Solutions Inc	52,320	4,643,923
Teradyne Inc	4,600	532,634
Texas Instruments Inc	262,074	48,381,481
Universal Display Corp	7,656	1,147,788
Wolfspeed Inc (b)(d)	41,188	252,482
		247,414,221
Software - 1.3%
ANSYS Inc (b)	28,488	9,985,044
Aspen Technology Inc (b)	8,899	2,345,331
BILL Holdings Inc (b)(d)	25,053	2,424,379
Ccc Intelligent Solutions Holdings Inc Class A (b)	149,621	1,662,289
Dolby Laboratories Inc Class A	19,341	1,619,422
DoubleVerify Holdings Inc (b)	20,907	430,893
Dropbox Inc Class A (b)	54,419	1,749,571
Fair Isaac Corp (b)	1,209	2,265,134
Fortinet Inc (b)	38,440	3,877,827
Gen Digital Inc	177,244	4,769,636
Guidewire Software Inc (b)	14,762	3,118,768
HashiCorp Inc Class A (b)	10,476	358,279
Informatica Inc Class A (b)	26,712	685,964
MicroStrategy Inc Class A (b)(d)	50,505	16,908,569
nCino Inc (b)	10,515	357,615
Nutanix Inc Class A (b)	58,383	4,014,707
PTC Inc (b)	14,949	2,892,333
Roper Technologies Inc	34,969	20,129,905
Salesforce Inc	46,013	15,722,642
SentinelOne Inc Class A (b)	77,461	1,855,191
Tyler Technologies Inc (b)	2,104	1,265,851
UiPath Inc Class A (b)	19,906	283,063
Unity Software Inc (b)(d)	55,581	1,233,898
Zoom Communications Inc Class A (b)	86,070	7,482,926
		107,439,237
Technology Hardware, Storage & Peripherals - 0.4%
Dell Technologies Inc Class C	74,918	7,761,505
Hewlett Packard Enterprise Co	424,575	8,996,745
HP Inc	239,130	7,771,725
NetApp Inc	36,940	4,510,374
Pure Storage Inc Class A (b)	13,003	881,473
Western Digital Corp (b)	112,933	7,355,326
		37,277,148
TOTAL INFORMATION TECHNOLOGY		703,600,273

Materials - 4.2%
Chemicals - 2.3%
Air Products and Chemicals Inc	72,688	24,369,379
Albemarle Corp (d)	38,822	3,268,424
Ashland Inc (d)	16,109	1,022,760
Axalta Coating Systems Ltd (b)	72,030	2,588,758
Celanese Corp	26,896	1,910,692
CF Industries Holdings Inc	56,673	5,225,817
Chemours Co/The	45,682	867,500
Corteva Inc	228,708	14,927,771
Dow Inc	229,687	8,969,277
DuPont de Nemours Inc	136,483	10,481,894
Eastman Chemical Co	37,772	3,763,980
Ecolab Inc	10,910	2,729,573
Element Solutions Inc	74,056	1,911,385
FMC Corp	41,205	2,298,415
Huntsman Corp	54,071	910,015
International Flavors & Fragrances Inc	83,417	7,264,787
Linde PLC	157,531	70,277,730
LyondellBasell Industries NV Class A1	85,091	6,441,389
Mosaic Co/The	103,734	2,893,141
NewMarket Corp	2,226	1,108,593
Olin Corp	38,809	1,136,716
PPG Industries Inc	75,495	8,710,613
RPM International Inc	31,883	4,036,388
Scotts Miracle-Gro Co/The	14,054	997,272
Sherwin-Williams Co/The	6,910	2,474,886
Westlake Corp	11,095	1,267,826
		191,854,981
Construction Materials - 0.5%
CRH PLC	225,134	22,295,020
Eagle Materials Inc	2,675	686,780
Martin Marietta Materials Inc	18,934	10,302,368
Vulcan Materials Co	32,109	8,802,682
		42,086,850
Containers & Packaging - 0.6%
Amcor PLC	468,749	4,556,240
AptarGroup Inc	21,300	3,347,295
Avery Dennison Corp	16,518	3,067,888
Ball Corp	96,169	5,356,613
Berry Global Group Inc	37,898	2,574,032
Crown Holdings Inc	37,720	3,314,079
Graphic Packaging Holding CO (d)	98,277	2,695,738
International Paper Co	171,751	9,554,509
Packaging Corp of America	29,026	6,172,669
Sealed Air Corp	45,539	1,586,123
Silgan Holdings Inc	27,425	1,508,924
Smurfit WestRock PLC	168,893	8,966,530
Sonoco Products Co	32,406	1,543,822
		54,244,462
Metals & Mining - 0.8%
Alcoa Corp	81,645	2,883,701
ATI Inc (b)	40,831	2,331,042
Cleveland-Cliffs Inc (b)	107,313	1,098,885
Freeport-McMoRan Inc	468,115	16,781,924
MP Materials Corp (b)(d)	43,340	951,746
Newmont Corp	372,908	15,930,630
Nucor Corp	77,470	9,949,472
Reliance Inc	17,537	5,076,962
Royal Gold Inc	21,732	3,038,568
Steel Dynamics Inc	47,346	6,069,757
United States Steel Corp (d)	73,731	2,716,987
		66,829,674
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	6,256	731,764
TOTAL MATERIALS		355,747,731

Real Estate - 4.6%
Diversified REITs - 0.0%
WP Carey Inc	70,680	3,951,718
Health Care REITs - 0.6%
Alexandria Real Estate Equities Inc	56,472	5,497,549
Healthcare Realty Trust Inc	116,863	1,957,455
Healthpeak Properties Inc	226,870	4,687,134
Medical Properties Trust Inc (d)	196,419	921,205
Omega Healthcare Investors Inc	89,255	3,307,790
Ventas Inc	136,915	8,272,404
Welltower Inc	202,064	27,577,696
		52,221,233
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	225,481	3,767,788
Park Hotels & Resorts Inc	67,370	908,820
		4,676,608
Industrial REITs - 0.6%
Americold Realty Trust Inc	94,029	2,054,534
EastGroup Properties Inc	16,255	2,757,173
First Industrial Realty Trust Inc	43,699	2,333,090
Lineage Inc (d)	20,390	1,223,399
Prologis Inc	302,642	36,090,059
Rexford Industrial Realty Inc	70,745	2,876,492
STAG Industrial Inc Class A	59,878	2,046,630
		49,381,377
Office REITs - 0.1%
BXP Inc	51,133	3,739,868
Cousins Properties Inc	53,256	1,625,906
Highwoods Properties Inc	34,509	1,028,023
Kilroy Realty Corp	38,673	1,509,020
Vornado Realty Trust	57,992	2,508,734
		10,411,551
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (b)	99,994	14,473,133
CoStar Group Inc (b)	132,522	10,151,185
Howard Hughes Holdings Inc (b)	10,247	782,563
Jones Lang LaSalle Inc (b)	10,789	3,051,129
Seaport Entertainment Group Inc	2,566	68,281
Zillow Group Inc Class A (b)	15,343	1,215,165
Zillow Group Inc Class C (b)	50,316	4,136,982
		33,878,438
Residential REITs - 0.7%
American Homes 4 Rent Class A	109,240	3,782,981
AvalonBay Communities Inc	46,489	10,297,779
Camden Property Trust	33,481	3,807,125
Equity LifeStyle Properties Inc	61,150	4,002,268
Equity Residential	123,675	8,735,165
Essex Property Trust Inc	20,855	5,934,707
Invitation Homes Inc	199,914	6,227,321
Mid-America Apartment Communities Inc	38,006	5,798,955
Sun Communities Inc	40,244	5,090,866
UDR Inc	106,562	4,447,898
		58,125,065
Retail REITs - 0.6%
Agree Realty Corp	35,362	2,566,220
Brixmor Property Group Inc	99,155	2,583,979
Federal Realty Investment Trust	27,936	3,034,688
Kimco Realty Corp	214,878	4,824,011
NNN REIT Inc	61,731	2,431,584
Realty Income Corp	286,005	15,627,314
Regency Centers Corp	58,555	4,206,591
Simon Property Group Inc	78,933	13,723,291
		48,997,678
Specialized REITs - 1.5%
Crown Castle Inc	142,266	12,701,508
CubeSmart	71,991	3,002,025
Digital Realty Trust Inc	108,534	17,784,381
EPR Properties	24,723	1,139,730
Equinix Inc	29,885	27,304,729
Extra Space Storage Inc	68,359	10,527,286
Gaming and Leisure Properties Inc	85,477	4,136,232
Iron Mountain Inc	40,760	4,139,993
Lamar Advertising Co Class A	21,554	2,724,857
National Storage Affiliates Trust	23,130	859,280
Public Storage Operating Co	43,890	13,100,287
Rayonier Inc	53,390	1,395,615
SBA Communications Corp Class A	35,017	6,917,959
VICI Properties Inc	342,628	10,200,036
Weyerhaeuser Co (d)	237,820	7,282,048
		123,215,966
TOTAL REAL ESTATE		384,859,634

Utilities - 4.5%
Electric Utilities - 3.0%
Alliant Energy Corp	83,421	4,911,828
American Electric Power Co Inc	172,808	16,997,395
Constellation Energy Corp	86,724	26,015,466
Duke Energy Corp	253,092	28,343,773
Edison International	124,235	6,708,690
Entergy Corp	139,555	11,315,119
Evergy Inc	72,358	4,643,213
Eversource Energy	116,662	6,729,064
Exelon Corp	328,034	13,121,360
FirstEnergy Corp	188,511	7,502,738
IDACORP Inc	17,582	1,932,965
NextEra Energy Inc	673,646	48,206,109
NRG Energy Inc	40,198	4,117,883
OGE Energy Corp	66,148	2,793,430
PG&E Corp	699,273	10,943,622
Pinnacle West Capital Corp	37,570	3,267,087
PPL Corp	240,909	8,094,542
Southern Co/The	359,228	30,157,191
Xcel Energy Inc	188,249	12,650,333
		248,451,808
Gas Utilities - 0.2%
Atmos Energy Corp	50,774	7,235,803
MDU Resources Group Inc	67,208	1,197,647
National Fuel Gas Co	30,145	2,111,054
UGI Corp	71,136	2,186,009
		12,730,513
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The	234,680	2,581,480
Clearway Energy Inc Class A	11,464	281,211
Clearway Energy Inc Class C	27,120	703,222
		3,565,913
Multi-Utilities - 1.2%
Ameren Corp	86,886	8,184,661
CenterPoint Energy Inc	210,838	6,866,994
CMS Energy Corp	97,512	6,435,792
Consolidated Edison Inc	113,353	10,625,710
Dominion Energy Inc	274,432	15,255,675
DTE Energy Co	67,657	8,110,721
NiSource Inc	152,300	5,680,790
Public Service Enterprise Group Inc	163,190	13,632,893
Sempra	207,396	17,199,350
WEC Energy Group Inc	103,579	10,281,252
		102,273,838
Water Utilities - 0.1%
American Water Works Co Inc	63,538	7,919,376
Essential Utilities Inc (d)	83,326	2,956,406
		10,875,782
TOTAL UTILITIES		377,897,854

TOTAL UNITED STATES		8,297,636,543
TOTAL COMMON STOCKS (Cost $5,692,039,778)		8,403,536,399

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (g) (Cost $1,269,036)	4.46	1,272,000	1,269,448

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.37	31,317,590	31,323,853
Fidelity Securities Lending Cash Central Fund (h)(i)	4.37	78,063,020	78,070,827
TOTAL MONEY MARKET FUNDS (Cost $109,394,303)			109,394,680

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $5,802,703,117)	8,514,200,527
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(73,320,843)
NET ASSETS - 100.0%	8,440,879,684

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	63	Mar 2025	19,111,838	488,363	488,363
CME E-mini S&P MidCap 400 Index Contracts (United States)	64	Mar 2025	20,800,000	660,589	660,589

TOTAL FUTURES CONTRACTS					1,148,952
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,269,448.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,857,408	903,845,487	881,378,588	1,178,944	(454)	-	31,323,853	31,317,590	0.1%
Fidelity Securities Lending Cash Central Fund	153,089,806	689,569,958	764,588,937	515,237	-	-	78,070,827	78,063,020	0.3%
Total	161,947,214	1,593,415,445	1,645,967,525	1,694,181	(454)	-	109,394,680	109,380,610

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	350,454,855	350,454,855	-	-
Consumer Discretionary	515,423,425	515,040,350	-	383,075
Consumer Staples	646,569,246	646,569,246	-	-
Energy	549,277,320	549,277,320	-	-
Financials	1,976,985,536	1,976,985,536	-	-
Health Care	1,220,837,769	1,220,837,769	-	-
Industrials	1,240,561,454	1,240,561,454	-	-
Information Technology	783,728,212	783,728,212	-	-
Materials	355,747,731	355,747,731	-	-
Real Estate	384,859,634	384,859,634	-	-
Utilities	379,091,217	379,091,217	-	-

U.S. Treasury Obligations	1,269,448	-	1,269,448	-

Money Market Funds	109,394,680	109,394,680	-	-
Total Investments in Securities:	8,514,200,527	8,512,548,004	1,269,448	383,075
Derivative Instruments:

Assets
Futures Contracts	1,148,952	1,148,952	-	-
Total Assets	1,148,952	1,148,952	-	-
Total Derivative Instruments:	1,148,952	1,148,952	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,148,952	0
Total Equity Risk	1,148,952	0
Total Value of Derivatives	1,148,952	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value (including securities loaned of $75,393,364) - See accompanying schedule:
Unaffiliated issuers (cost $5,693,308,814)	$8,404,805,847
Fidelity Central Funds (cost $109,394,303)	109,394,680

Total Investment in Securities (cost $5,802,703,117)		$8,514,200,527
Segregated cash with brokers for derivative instruments		905,363
Cash		21,011
Receivable for investments sold		158,861,068
Receivable for fund shares sold		53,191
Dividends receivable		9,011,552
Distributions receivable from Fidelity Central Funds		112,248
Other receivables		46,013
Total assets		8,683,210,973
Liabilities
Payable for investments purchased
Regular delivery	$3,259,986
Delayed delivery	885,607
Payable for fund shares redeemed	159,791,472
Payable for daily variation margin on futures contracts	300,824
Other payables and accrued expenses	33,379
Collateral on securities loaned	78,060,021
Total liabilities		242,331,289
Net Assets		$8,440,879,684
Net Assets consist of:
Paid in capital		$5,780,433,598
Total accumulated earnings (loss)		2,660,446,086
Net Assets		$8,440,879,684
Net Asset Value, offering price and redemption price per share ($8,440,879,684 ÷ 494,566,183 shares)		$17.07
Statement of Operations
Year ended January 31, 2025
Investment Income
Dividends		$159,013,311
Interest		88,008
Income from Fidelity Central Funds (including $515,237 from security lending)		1,694,181
Total income		160,795,500
Expenses
Custodian fees and expenses	$112,950
Independent trustees' fees and expenses	19,259
Interest	12,984
Miscellaneous	2
Total expenses before reductions	145,195
Expense reductions	(3,858)
Total expenses after reductions		141,337
Net Investment income (loss)		160,654,163
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	100,842,420
Fidelity Central Funds	(454)
Foreign currency transactions	2,020
Futures contracts	5,745,399
Total net realized gain (loss)		106,589,385
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,083,700,211
Futures contracts	657,297
Total change in net unrealized appreciation (depreciation)		1,084,357,508
Net gain (loss)		1,190,946,893
Net increase (decrease) in net assets resulting from operations		$1,351,601,056
Statement of Changes in Net Assets

	Year ended January 31, 2025	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$160,654,163	$138,013,133
Net realized gain (loss)	106,589,385	133,455,775
Change in net unrealized appreciation (depreciation)	1,084,357,508	118,586,435
Net increase (decrease) in net assets resulting from operations	1,351,601,056	390,055,343
Distributions to shareholders	(250,104,412)	(262,036,110)

Share transactions
Proceeds from sales of shares	2,474,418,693	1,228,765,162
Reinvestment of distributions	250,104,412	262,036,110
Cost of shares redeemed	(1,757,877,162)	(902,616,659)

Net increase (decrease) in net assets resulting from share transactions	966,645,943	588,184,613
Total increase (decrease) in net assets	2,068,142,587	716,203,846

Net Assets
Beginning of period	6,372,737,097	5,656,533,251
End of period	$8,440,879,684	$6,372,737,097

Other Information
Shares
Sold	152,604,823	86,831,860
Issued in reinvestment of distributions	14,817,660	18,679,553
Redeemed	(105,451,030)	(62,880,091)
Net increase (decrease)	61,971,453	42,631,322

Financial Highlights
Fidelity® Series Large Cap Value Index Fund

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.73	$14.51	$15.20	$13.09	$12.91
Income from Investment Operations
Net investment income (loss) A,B	.35	.34	.32	.30	.29
Net realized and unrealized gain (loss)	2.53	.52	(.40)	2.76	.23
Total from investment operations	2.88	.86	(.08)	3.06	.52
Distributions from net investment income	(.34)	(.33)	(.33)	(.30)	(.29)
Distributions from net realized gain	(.20)	(.31)	(.28)	(.65)	(.05)
Total distributions	(.54)	(.64)	(.61)	(.95)	(.34)
Net asset value, end of period	$17.07	$14.73	$14.51	$15.20	$13.09
Total Return C	19.59%	6.12%	(.40)%	23.41%	4.14%
Ratios to Average Net Assets A,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	2.13%	2.37%	2.21%	1.93%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$8,440,880	$6,372,737	$5,656,533	$5,959,784	$5,344,271
Portfolio turnover rate G	26%	19%	24%	27%	21%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity Series Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to Certain Deemed Distributions from the underlying funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,961,089,244
Gross unrealized depreciation	(317,808,583)
Net unrealized appreciation (depreciation)	$2,643,280,661
Tax Cost	$5,870,919,866

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$12,075,752
Undistributed long-term capital gain	$5,089,673
Net unrealized appreciation (depreciation) on securities and other investments	$2,643,280,661

The tax character of distributions paid was as follows:

	January 31, 2025	January 31, 2024
Ordinary Income	$159,154,555	$208,643,595
Long-term Capital Gains	90,949,857	53,392,515
Total	$250,104,412	$262,036,110

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Value Index Fund	2,845,528,940	1,968,833,223
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Large Cap Value Index Fund	Borrower	16,774,400	5.57%	12,984

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Large Cap Value Index Fund	7,098	265	(16)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Large Cap Value Index Fund	55,262	1,608	191,529
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,858.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Series Large Cap Value Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Large Cap Value Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 14, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2025, $92,189,315, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $1,302,384 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 99%, and 82% of the dividends distributed in March and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 99.64%, and 87.23% of the dividends distributed in March and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.23%, and 7.91% of the dividends distributed in March and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Large Cap Value Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the fund's Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through May 31, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.967963.111
XS6-ANN-0425
Fidelity® SAI Tax-Free Bond Fund

Annual Report
January 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Tax-Free Bond Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 95.7%
	Principal Amount (a)	Value ($)
Alabama - 2.6%
Education - 0.3%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2036	1,000,000	1,082,065
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2043	1,090,000	1,157,909
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2036	960,000	919,575
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2038	1,595,000	1,495,855
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	1,260,000	1,139,537
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2044	1,125,000	988,842
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	1,355,000	1,153,695
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2044	900,000	951,938
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	645,000	675,336
		9,564,752
Electric Utilities - 0.0%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	1,510,000	1,519,256
General Obligations - 1.8%
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	14,780,000	15,260,918
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	4,315,000	4,588,127
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	7,960,000	7,980,179
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	19,385,000	20,731,049
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	6,205,000	6,509,742
		55,070,015
Health Care - 0.5%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	6,710,000	7,167,054
Infirmary Hlth Sys Spl Care 5% 2/1/2026	3,585,000	3,632,940
Infirmary Hlth Sys Spl Care Series 2021 A, 3% 2/1/2046	4,230,000	3,182,348
Montgomery Ala Med Clinic Brd Health Care Fac Rev (Jackson Hospital & Clinic Proj.) Series 2015, 5% (c)(d)	1,310,000	484,700
		14,467,042
TOTAL ALABAMA		80,621,065
Alaska - 0.2%
General Obligations - 0.0%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2034 (e)	1,500,000	1,691,713
Housing - 0.2%
Alaska Hsg Fin Corp Mtg Rev Series 2022 B 1, 2.05% 6/1/2033	1,000,000	829,722
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	490,000	477,101
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 6/1/2030	1,030,000	1,066,842
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 12/1/2027	935,000	986,846
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2027	700,000	731,889
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2028	1,230,000	1,306,973
		5,399,373
TOTAL ALASKA		7,091,086
Arizona - 2.5%
Education - 0.1%
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2059	1,000,000	977,528
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2040 (Build America Mutual Assurance Co Insured)	685,000	741,075
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	930,000	1,004,240
		2,722,843
Electric Utilities - 0.5%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	5,460,000	5,930,824
Salt River Proj AZ Agric & Pwr Series 2024 A, 5.25% 1/1/2054	9,965,000	10,887,497
		16,818,321
General Obligations - 0.4%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	2,245,000	2,052,334
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	1,625,000	1,545,556
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2036	2,150,000	2,243,523
Paradise Valley AZ Uni Sch Dist No 69 Series 2025 A, 5% 7/1/2037 (e)	1,800,000	2,047,101
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	5,415,000	5,832,103
		13,720,617
Health Care - 0.8%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 3% 9/1/2051	2,500,000	1,827,953
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (b)	4,075,000	4,162,141
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	3,090,000	2,388,250
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	1,835,000	1,398,271
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023 A 2, 5% tender 1/1/2053 (b)	4,220,000	4,459,907
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (f)	910,000	816,549
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (f)	1,250,000	1,023,258
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	2,020,000	1,796,248
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2031	750,000	827,280
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2032	750,000	834,811
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2033	675,000	755,813
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2034	675,000	759,205
		21,049,686
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	1,453,049	1,385,886
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	8,905,000	8,991,801
Transportation - 0.3%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2045	2,400,000	2,470,873
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 4% 7/1/2045	5,000,000	4,768,939
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	810,000	864,439
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2039	470,000	489,616
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 A, 5% 7/1/2044	1,590,000	1,650,260
		10,244,127
Water & Sewer - 0.1%
Goodyear Ariz Wtr & Swr Rev Series 2025, 5% 7/1/2037 (e)	1,565,000	1,785,658
TOTAL ARIZONA		76,718,939
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2036	335,000	343,407
California - 3.2%
Education - 1.3%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2034	2,465,000	2,584,239
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2039	1,100,000	1,139,756
University CA Revs Series 2023 BM, 5% 5/15/2036	670,000	764,153
University CA Revs Series 2025 BZ, 5% 5/15/2032 (e)	30,255,000	34,689,642
		39,177,790
Electric Utilities - 0.1%
Middle Fork Project Finance Authority 5% 4/1/2025	2,700,000	2,705,636
Middle Fork Project Finance Authority 5% 4/1/2026	1,900,000	1,928,745
		4,634,381
General Obligations - 0.9%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	4,230,000	4,480,869
California St Pub Wks Brd Lse 5% 8/1/2030	520,000	576,876
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	19,065,000	20,761,332
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	785,000	840,223
Poway CA Unified Sch Dist 0% 8/1/2038 (g)	4,065,000	2,444,878
Poway CA Unified Sch Dist 0% 8/1/2051 (g)	1,090,000	324,193
State of California Gen. Oblig. 5% 10/1/2039	490,000	549,958
		29,978,329
Health Care - 0.1%
California Mun Fin Auth Rev (Northbay Healthcare Group Proj.) 5.25% 11/1/2036	480,000	485,145
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (c)(d)	195,665	166,314
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2029	455,000	465,841
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	910,000	931,252
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017A, 5% 7/1/2035	750,000	761,435
		2,809,987
Housing - 0.3%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	4,320,457	4,129,313
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	5,063,522	5,199,482
		9,328,795
Tobacco Bonds - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (g)	41,760,000	4,885,114
Transportation - 0.3%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2053 (Assured Guaranty Municipal Corp Insured) (g)	1,715,000	443,006
Bay Area Toll Au CA Bridge Rev 2% tender 4/1/2056 (b)	1,635,000	1,560,702
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2033 (Assured Guaranty Municipal Corp Insured)	420,000	481,973
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2034 (Assured Guaranty Municipal Corp Insured)	375,000	428,193
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2035 (Assured Guaranty Municipal Corp Insured)	280,000	318,257
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2036 (Assured Guaranty Municipal Corp Insured)	280,000	316,762
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2037 (Assured Guaranty Municipal Corp Insured)	470,000	528,921
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2038 (Assured Guaranty Municipal Corp Insured)	280,000	313,541
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2039 (Assured Guaranty Municipal Corp Insured)	530,000	590,227
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2033 (Assured Guaranty Municipal Corp Insured)	470,000	539,351
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2034 (Assured Guaranty Municipal Corp Insured)	375,000	428,193
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2035 (Assured Guaranty Municipal Corp Insured)	280,000	318,257
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2036 (Assured Guaranty Municipal Corp Insured)	750,000	848,472
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2037 (Assured Guaranty Municipal Corp Insured)	655,000	737,114
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2039 (Assured Guaranty Municipal Corp Insured)	470,000	523,409
		8,376,378
TOTAL CALIFORNIA		99,190,774
Colorado - 1.6%
Education - 0.2%
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2031	1,000,000	1,115,454
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2040	1,000,000	1,105,043
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2042	1,000,000	1,087,476
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	700,000	681,898
University Colo Enterprise Sys Series 2021C 3A, 2% tender 6/1/2051 (b)	830,000	821,279
		4,811,150
Escrowed/Pre-Refunded - 0.0%
Colorado Health Facilities Authority Series 2020A, 4% 9/1/2050 (Pre-refunded to 9/1/2030 at 100)	805,000	857,641
General Obligations - 0.1%
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) 5% 3/15/2037	1,870,000	1,949,882
Denver Co City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2036	3,240,000	2,567,241
		4,517,123
Health Care - 1.1%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2048 (b)	935,000	949,507
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	900,000	837,110
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	1,170,000	1,238,973
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (b)	5,520,000	5,891,594
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	13,820,000	12,861,240
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	2,435,000	1,898,754
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	3,360,000	3,028,335
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	705,000	720,316
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019B, 4% 1/1/2040	1,560,000	1,540,162
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	2,425,000	2,571,091
Colorado Health Facilities Authority (Sanford Health, SD Proj.) 5% 11/1/2026	1,400,000	1,449,381
		32,986,463
Housing - 0.1%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	195,000	196,720
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	105,000	105,960
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	880,000	862,153
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2022F, 5.25% 11/1/2052	1,510,000	1,563,174
		2,728,007
Special Tax - 0.1%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	661,000	650,431
Vauxmont Metropolitan District 5% 12/1/2050 (Assured Guaranty Municipal Corp Insured)	1,404,000	1,436,043
Vauxmont Metropolitan District 5% 12/15/2026 (Assured Guaranty Municipal Corp Insured)	126,000	129,886
		2,216,360
TOTAL COLORADO		48,116,744
Connecticut - 2.4%
Education - 0.9%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2039	1,040,000	1,024,968
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2040	1,075,000	1,052,598
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	5,490,000	4,908,916
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	865,000	841,579
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	1,390,000	1,320,625
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 4% 7/1/2045	2,680,000	2,559,807
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2040	985,000	1,029,726
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2032	515,000	560,813
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2033	350,000	379,359
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2034	540,000	585,741
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2035	815,000	879,478
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	3,140,000	3,140,368
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series R, 4% 7/1/2036	935,000	943,165
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2042	3,120,000	3,168,060
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	330,000	327,790
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2032	985,000	1,008,909
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	765,000	781,556
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2035	1,030,000	1,047,580
		25,561,038
General Obligations - 0.4%
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2025 (Build America Mutual Assurance Co Insured)	625,000	625,040
Connecticut St Gen. Oblig. Series 2015 B, 5% 6/15/2032	250,000	251,339
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2026	615,000	631,749
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	785,000	695,688
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	950,000	825,893
Connecticut St Gen. Oblig. Series A, 5% 4/15/2033	230,000	237,952
Connecticut St Gen. Oblig. Series B, 5% 5/15/2026	510,000	524,838
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	470,000	486,903
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2031 (Assured Guaranty Municipal Corp Insured)	1,660,000	1,840,169
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2033 (Assured Guaranty Municipal Corp Insured)	1,630,000	1,840,426
Stratford CT Gen. Oblig. Series 2018, 5% 1/1/2028	3,640,000	3,788,605
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2025	465,000	472,712
		12,221,314
Health Care - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2027 (d)(f)	555,000	360,749
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (d)(f)	685,000	445,250
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5.25% 7/15/2048	3,700,000	3,964,630
Connecticut St Health & Edl Facs Auth Revenue (Hartford Healthcare Proj.) 5% tender 7/1/2053 (b)	1,665,000	1,710,098
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,635,000	1,479,844
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	5,455,000	5,548,954
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2032	1,485,000	1,622,507
		15,132,032
Housing - 0.1%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2020 A 1, 2.3% 11/15/2035	2,670,000	2,165,108
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	935,000	913,929
		3,079,037
Special Tax - 0.5%
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2037	3,075,000	3,507,704
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2038	4,160,000	4,715,965
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2042	5,340,000	5,892,737
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2043	2,615,000	2,860,488
		16,976,894
TOTAL CONNECTICUT		72,970,315
District Of Columbia - 1.0%
Education - 0.1%
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) 5% 10/1/2043	2,880,000	2,895,404
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2025	465,000	470,172
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2026	775,000	794,589
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2027	845,000	878,413
		5,038,578
General Obligations - 0.0%
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2042	470,000	481,798
Transportation - 0.9%
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2032 (Assured Guaranty Inc Insured) (g)	1,665,000	1,272,232
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 5% 10/1/2047	7,020,000	7,177,795
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2038	1,405,000	1,469,329
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2044	7,485,000	7,709,004
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	6,425,000	4,786,998
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	4,490,000	4,131,267
		26,546,625
TOTAL DISTRICT OF COLUMBIA		32,067,001
Florida - 3.6%
Education - 0.3%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	750,000	793,726
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2037	1,400,000	1,557,526
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2054	1,950,000	2,035,326
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	8,285,000	6,146,670
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2025	625,000	624,223
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2044	230,000	235,963
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	425,000	432,936
		11,826,370
Electric Utilities - 0.5%
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2039	1,000,000	1,124,868
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2038	7,000,000	7,905,906
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2039	3,000,000	3,374,605
		12,405,379
Escrowed/Pre-Refunded - 0.0%
Orange Cnty FL Sch Brd Ctf Par Series 2015D, 5% 8/1/2030 (Pre-refunded to 8/1/2025 at 100)	820,000	828,872
General Obligations - 0.3%
Hillsborough Cnty FL Sch Brd Series 2017 B, 5% 7/1/2028	2,460,000	2,576,927
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	360,000	365,076
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	255,000	264,048
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	205,000	216,380
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2029	350,000	381,972
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2030	330,000	365,178
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2032	305,000	344,803
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2022 A, 5% 10/1/2028	405,000	434,846
Lee Cnty FL Sch Brd Ctfs Partn (Lee Cnty FL Sch Dist Proj.) Series 2019 A, 5% 8/1/2028	1,890,000	2,021,167
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015B, 5% 5/1/2028	1,605,000	1,613,310
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2035 (Build America Mutual Assurance Co Insured)	1,870,000	1,969,208
		10,552,915
Health Care - 1.5%
Atlantic Beach Fla Health Care Facs Rev (Naval Continuing Care Retiremt Proj.) Series 2018 A, 5% 11/15/2043	790,000	801,735
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	5,780,000	5,408,672
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2040	655,000	680,580
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2037	900,000	912,085
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2049 (Assured Guaranty Municipal Corp Insured)	1,120,000	1,175,058
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2054 (Assured Guaranty Municipal Corp Insured)	1,345,000	1,400,160
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	435,000	461,964
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	545,000	588,714
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Municipal Corp Insured)	1,805,000	1,344,042
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	3,670,000	3,306,154
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2036	2,500,000	2,813,734
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2037	2,500,000	2,796,103
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2026	935,000	953,900
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2044	3,030,000	3,094,759
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2021 B, 3% 11/15/2051	2,475,000	1,779,328
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2022, 4% 10/1/2052	1,365,000	1,226,441
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2019B, 5% 5/15/2053	1,425,000	1,402,415
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2052	2,850,000	2,850,692
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2047	8,925,000	8,505,249
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	1,450,000	1,514,814
		43,016,599
Housing - 0.2%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (b)	1,685,000	1,714,421
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	1,220,000	1,237,633
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	3,750,000	3,764,196
		6,716,250
Special Tax - 0.2%
County of Pasco FL Series 2023 A, 5.25% 9/1/2036 (Assured Guaranty Municipal Corp Insured)	500,000	556,919
County of Pasco FL Series 2023 A, 5.5% 9/1/2040 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,103,054
County of Pasco FL Series 2023 A, 5.5% 9/1/2041 (Assured Guaranty Municipal Corp Insured)	500,000	547,974
Manatee Cnty FL Sch Dist Sales Tax Rev Series 2017, 5% 10/1/2028 (Assured Guaranty Municipal Corp Insured)	2,340,000	2,429,778
Tampa FL Tax Alloc 0% 9/1/2038 (g)	935,000	522,726
Tampa FL Tax Alloc 0% 9/1/2039 (g)	795,000	420,323
Tampa FL Tax Alloc 0% 9/1/2040 (g)	935,000	468,108
Tampa FL Tax Alloc 0% 9/1/2041 (g)	935,000	439,911
Tampa FL Tax Alloc 0% 9/1/2042 (g)	935,000	416,149
Tampa FL Tax Alloc 0% 9/1/2045 (g)	1,730,000	649,346
		7,554,288
Transportation - 0.5%
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2029	2,315,000	2,334,797
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2018 F, 5% 10/1/2037	1,415,000	1,484,076
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2018 F, 5% 10/1/2043	1,870,000	1,933,508
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2037	1,870,000	1,877,973
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Municipal Corp Insured)	1,065,000	1,079,673
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2039 (Assured Guaranty Municipal Corp Insured)	930,000	938,822
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2032 (Assured Guaranty Municipal Corp Insured)	2,810,000	3,118,311
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2033 (Assured Guaranty Municipal Corp Insured)	2,490,000	2,755,433
		15,522,593
Water & Sewer - 0.1%
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 4% 10/1/2049	3,745,000	3,538,021
TOTAL FLORIDA		111,961,287
Georgia - 4.5%
Education - 0.1%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	180,000	172,540
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2038	2,810,000	2,862,488
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2039	1,370,000	1,389,576
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2038	815,000	820,786
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2027	375,000	389,937
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2031	560,000	610,696
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	450,000	486,282
		6,732,305
Electric Utilities - 0.8%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	1,325,000	1,329,434
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3.8% tender 10/1/2032 (b)	3,200,000	3,227,965
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	2,480,000	2,471,674
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	2,230,000	1,448,553
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.25% tender 11/1/2045 (b)	4,865,000	4,861,121
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	1,735,000	1,591,235
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2026	1,145,000	1,165,208
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	385,000	409,043
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2039	1,135,000	1,182,733
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2044	1,490,000	1,534,160
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2036	2,005,000	2,243,938
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	570,000	629,685
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	550,000	589,094
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1ST 1995, 2.25% 7/1/2025	1,040,000	1,032,291
		23,716,134
General Obligations - 3.1%
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	37,435,000	37,903,057
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	14,040,000	14,632,574
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)(e)	9,565,000	10,218,290
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	12,405,000	12,367,966
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	5,210,000	5,402,779
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	7,880,000	8,224,871
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2028 (Royal Bank of Canada Guaranteed)	700,000	730,615
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2029 (Royal Bank of Canada Guaranteed)	2,050,000	2,158,886
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2029 (Royal Bank of Canada Guaranteed)	730,000	772,852
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	2,130,000	2,260,709
		94,672,599
Health Care - 0.5%
Coweta Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019A, 5% 7/1/2044	4,680,000	4,822,170
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	6,980,000	5,459,839
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2026	200,000	204,572
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2027	165,000	171,614
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2028	375,000	396,357
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2029	325,000	348,518
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2030	235,000	255,547
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2031	280,000	307,662
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2032	185,000	204,814
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2036	1,385,000	1,391,875
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	1,445,000	1,389,240
		14,952,208
TOTAL GEORGIA		140,073,246
Hawaii - 0.1%
General Obligations - 0.0%
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2027	935,000	968,176
Transportation - 0.0%
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2040	870,000	871,748
Water & Sewer - 0.1%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2037 (e)	1,565,000	1,780,116
TOTAL HAWAII		3,620,040
Idaho - 0.2%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	45,000	45,194
Transportation - 0.2%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2029	2,810,000	3,055,312
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2030	935,000	1,032,560
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2031	600,000	669,724
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2032	1,170,000	1,305,055
		6,062,651
TOTAL IDAHO		6,107,845
Illinois - 11.1%
Education - 0.5%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2031	200,000	206,262
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	1,455,000	1,252,175
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	420,000	377,854
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2027	225,000	235,311
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2028	185,000	196,254
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2044	935,000	963,674
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2049	1,170,000	1,193,721
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2051	935,000	951,958
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2038	1,125,000	1,070,699
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.25% 10/1/2052	4,525,000	4,535,134
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2047	1,445,000	1,481,683
Northern IL Univ Revs Series 2020 B, 4% 4/1/2036 (Build America Mutual Assurance Co Insured)	1,215,000	1,218,420
Northern IL Univ Revs Series 2020 B, 4% 4/1/2038 (Build America Mutual Assurance Co Insured)	1,215,000	1,204,070
Northern IL Univ Revs Series 2020 B, 4% 4/1/2040 (Build America Mutual Assurance Co Insured)	815,000	786,044
University of Illinois Series 2018A, 5% 4/1/2029	95,000	100,527
		15,773,786
Escrowed/Pre-Refunded - 0.0%
Chicago IL Gen. Oblig. 5% 1/1/2028 (Escrowed to Maturity)	180,000	190,716
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	40,000	40,719
		231,435
General Obligations - 5.5%
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2026	95,000	96,204
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2027	775,000	790,686
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2028	585,000	601,124
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2029	1,450,000	1,498,630
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2030	935,000	965,963
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2031	1,170,000	1,205,181
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2034	935,000	951,973
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2035	1,205,000	1,224,279
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2036	1,475,000	1,495,304
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2029	630,000	663,554
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2030	585,000	615,640
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2031	795,000	835,385
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2033	1,545,000	1,617,006
Chicago IL Brd Ed 5% 12/1/2025	290,000	291,439
Chicago IL Brd Ed 5% 12/1/2025	505,000	507,506
Chicago IL Brd Ed 5.25% 12/1/2035	1,870,000	1,870,055
Chicago IL Brd Ed Series 2016 A, 7% 12/1/2044	2,995,000	3,045,781
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2027	185,000	189,275
Chicago IL Brd Ed Series 2018 C, 5% 12/1/2027	505,000	516,671
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	575,000	590,344
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	240,000	246,390
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	750,000	773,555
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2031	600,000	615,242
Chicago IL Brd Ed Series 2021A, 5% 12/1/2038	1,200,000	1,213,722
Chicago IL Brd Ed Series 2021B, 5% 12/1/2031	1,250,000	1,291,574
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	2,085,000	2,039,558
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	1,760,000	1,672,758
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	2,915,000	2,745,557
Chicago IL Brd Ed Series D, 5% 12/1/2031	865,000	877,305
Chicago IL Gen. Oblig. 5% 1/1/2028	1,070,000	1,105,772
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	2,200,000	2,228,467
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2026	1,955,000	1,976,318
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	1,425,000	1,456,782
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	1,860,000	1,954,717
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2032	1,215,000	1,263,645
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2031	1,400,000	1,480,627
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	4,485,000	4,691,745
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	795,000	826,740
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2032	1,193,000	1,193,088
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2034	1,609,000	1,584,388
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2038	2,890,000	2,731,664
Cook Cnty IL Gen. Oblig. 5% 11/15/2031	3,415,000	3,742,763
Cook Cnty IL Gen. Oblig. 5% 11/15/2032	2,245,000	2,451,115
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	2,200,000	2,397,032
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	580,000	584,632
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	295,000	300,297
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	300,000	307,042
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	150,000	154,080
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	940,000	1,020,417
Cook Cnty Ill Cmnty Cons Sch Dist No 059 Elk Grove Series 2020, 5% 3/1/2025	795,000	796,336
Cook Cnty Ill Cmnty Cons Sch Dist No 059 Elk Grove Series 2020, 5% 3/1/2028	1,265,000	1,343,798
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	640,000	578,202
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	7,900,000	7,633,903
Illinois St Gen. Oblig. 5% 2/1/2026	4,930,000	5,020,725
Illinois St Gen. Oblig. 5% 2/1/2027	265,000	274,260
Illinois St Gen. Oblig. 5% 3/1/2032	2,060,000	2,270,378
Illinois St Gen. Oblig. 5.5% 1/1/2028	4,680,000	4,979,128
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	1,440,000	1,505,706
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	2,835,000	2,966,186
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2028	935,000	990,406
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2029	1,495,000	1,582,154
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2026	935,000	962,679
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	2,060,000	2,193,772
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	1,000,000	1,102,125
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2034	3,640,000	3,986,812
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	1,600,000	1,762,228
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2047	4,000,000	4,311,986
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2034	1,655,000	1,673,770
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2039	2,135,000	2,090,371
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2028	4,000,000	4,204,382
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	180,000	196,041
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2033	935,000	1,015,469
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	935,000	1,012,772
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	1,870,000	1,940,870
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2039	6,530,000	7,081,515
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	4,730,000	5,134,117
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	1,160,000	1,260,224
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	1,520,000	1,644,773
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	6,485,000	6,936,470
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2036	2,945,000	3,211,796
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2033	2,375,000	2,641,107
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	1,790,000	1,978,588
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2043	1,580,000	1,722,680
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	1,155,000	1,237,940
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2048	4,850,000	5,184,049
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	2,570,000	2,614,577
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	4,060,000	4,300,585
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Municipal Corp Insured)	1,590,000	1,609,741
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2030 (Assured Guaranty Municipal Corp Insured)	430,000	444,872
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2031 (Assured Guaranty Municipal Corp Insured)	575,000	592,613
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	240,000	245,818
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2035 (Assured Guaranty Municipal Corp Insured)	255,000	257,924
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2036 (Assured Guaranty Municipal Corp Insured)	235,000	237,829
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2038 (Assured Guaranty Municipal Corp Insured)	545,000	548,024
		169,778,693
Health Care - 1.1%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	2,340,000	2,420,131
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	1,000,000	1,026,107
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2035	335,000	334,548
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2025	280,000	282,542
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	4,820,000	4,478,969
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2043	45,000	45,443
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2045	9,360,000	9,354,687
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2041	1,240,000	1,187,138
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	8,175,000	6,265,273
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021B, 5% tender 8/15/2053 (b)	740,000	805,890
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	1,025,000	810,779
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	2,620,000	2,074,894
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3.25% 5/15/2039	2,075,000	1,893,647
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	5,655,000	4,272,995
		35,253,043
Housing - 0.0%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	415,000	365,660
Special Tax - 3.2%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2042	10,000,000	10,618,906
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (g)	625,000	491,532
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2035 (g)	730,000	481,176
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (g)	970,000	611,472
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (g)	7,050,000	4,470,143
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2037 (g)	1,815,000	1,089,064
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2026 (Assured Guaranty Municipal Corp Insured) (g)	1,055,000	1,011,020
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (Financial Guaranty Ins CO Insured) (g)	4,775,000	4,119,019
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (g)	750,000	507,966
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2040 (g)	985,000	511,442
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2041 (g)	1,355,000	662,483
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Municipal Corp Insured) (g)	2,995,000	1,332,202
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Municipal Corp Insured) (g)	14,385,000	5,395,845
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured) (g)	2,365,000	840,523
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	3,070,000	3,208,556
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2042	2,520,000	2,633,217
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2050	6,840,000	6,993,274
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2020A, 4% 6/15/2050	8,380,000	7,373,649
Regional Transn Auth IL 5.75% 6/1/2033	10,000,000	11,268,747
Sales Tax Securitization Corp 3% 1/1/2027	1,420,000	1,409,358
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2034	10,000,000	11,105,233
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2035	4,000,000	4,428,939
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2030	2,000,000	2,176,103
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	3,755,000	4,213,179
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2038	9,320,000	10,395,824
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2041	1,000,000	1,095,405
		98,444,277
Transportation - 0.8%
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036	2,105,000	2,223,494
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	3,040,000	3,205,020
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	9,830,000	10,086,082
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2053	360,000	367,190
Chicago IL O'Hare Intl Arpt Rev Series 2020A, 4% 1/1/2038	655,000	655,380
Chicago IL O'Hare Intl Arpt Rev Series 2022D, 5% 1/1/2036	2,000,000	2,198,368
Chicago IL O'Hare Intl Arpt Rev Series 2022D, 5% 1/1/2037	2,400,000	2,628,189
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	460,000	477,734
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2038	945,000	1,023,566
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	205,000	219,437
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2030	765,000	836,741
		23,921,201
TOTAL ILLINOIS		343,768,095
Indiana - 1.1%
Education - 0.1%
Purdue University Series 2023 A, 5% 7/1/2036	900,000	1,019,129
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	1,455,000	1,479,576
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2032	715,000	758,971
		3,257,676
General Obligations - 0.1%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2038 (Build America Mutual Assurance Co Insured)	2,665,000	3,012,155
Health Care - 0.7%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	465,000	434,169
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	2,140,000	2,259,458
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	4,400,000	4,088,512
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2019 B, 2.25% tender 12/1/2058 (b)	545,000	541,388
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023B1, 5% tender 10/1/2062 (b)	11,235,000	11,908,342
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (f)	695,000	604,324
		19,836,193
Housing - 0.1%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	400,000	389,103
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2019 B, 3.5% 1/1/2049	275,000	273,295
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2020 A, 3.75% 1/1/2049	1,375,000	1,372,815
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 1/1/2028	305,000	321,501
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 1/1/2029	305,000	325,687
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	305,000	323,997
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2029	255,000	274,235
		3,280,633
Special Tax - 0.1%
Northern Indiana Commuter Transportation District Series 2024, 5% 1/1/2054	4,000,000	4,175,856
TOTAL INDIANA		33,562,513
Iowa - 0.1%
Health Care - 0.1%
Iowa Fin Auth Rev (Lifespace Proj.) Series 2023B, 7.25% 5/15/2038	1,180,000	1,353,663
Iowa Fin Auth Rev (Unitypoint Health Proj.) Series 2018B, 5% 2/15/2048	935,000	951,414
		2,305,077
Tobacco Bonds - 0.0%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021 B1 CLASS 2, 4% 6/1/2049	155,000	150,049
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2049	1,125,000	1,012,892
		1,162,941
TOTAL IOWA		3,468,018
Kentucky - 2.8%
Education - 0.0%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) Series 2017, 5% 6/1/2037	300,000	305,509
Electric Utilities - 0.2%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	6,250,000	5,974,845
General Obligations - 1.1%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	3,900,000	4,087,496
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2018 C 1, 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (b)	1,870,000	1,872,752
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% 6/1/2025 (BP PLC Guaranteed)	545,000	545,893
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	10,775,000	10,838,153
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2028	935,000	997,856
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2038	3,745,000	3,913,404
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2034	1,170,000	1,184,869
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2035	375,000	379,429
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2036	935,000	943,294
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2037	1,170,000	1,177,989
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	1,035,000	1,107,912
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 8/1/2027	375,000	378,745
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2038	4,580,000	5,125,109
		32,552,901
Health Care - 0.9%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2036	710,000	680,010
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2037	540,000	514,969
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2025	885,000	885,030
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Municipal Corp Insured)	1,350,000	1,173,542
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2049	3,180,000	3,212,283
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 4% 10/1/2039	1,405,000	1,357,363
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2031	90,000	92,231
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	490,000	503,654
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	590,000	629,185
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	4,495,000	3,488,947
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023B, 5% tender 10/1/2047 (b)	15,240,000	16,265,933
		28,803,147
Housing - 0.5%
Kentucky Hsg Corp Sf Mtg Rev (KY Single Fam Mtg 10/1/23 Proj.) Series 2023A, 6% 7/1/2054	12,975,000	14,185,244
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2038	685,000	720,026
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2039	645,000	675,156
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2049	2,340,000	2,403,961
		3,799,143
TOTAL KENTUCKY		85,620,789
Louisiana - 0.3%
Health Care - 0.2%
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2032	1,375,000	1,460,711
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2033	1,120,000	1,185,665
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2034	1,295,000	1,366,817
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/2027	830,000	858,905
		4,872,098
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	965,000	1,044,858
Industrial Development - 0.1%
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 2.2% 6/1/2037 (b)	1,400,000	1,379,642
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 4.05% tender 6/1/2037 (b)	2,770,000	2,799,805
		4,179,447
TOTAL LOUISIANA		10,096,403
Maine - 0.9%
Education - 0.4%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 4% 7/1/2046	2,865,000	2,720,947
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	260,000	268,890
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	5,125,000	5,494,765
University ME Sys Rev Series 2022, 5.5% 3/1/2062	3,800,000	4,023,378
		12,507,980
General Obligations - 0.5%
Brunswick ME 2.25% 11/1/2035	685,000	565,793
Town of Bar Harbor ME Series 2024, 5% 9/1/2035	700,000	800,281
Town of Bar Harbor ME Series 2024, 5% 9/1/2036	1,175,000	1,337,642
Town of Bar Harbor ME Series 2024, 5% 9/1/2037	1,250,000	1,415,004
Town of Bar Harbor ME Series 2024, 5% 9/1/2038	1,000,000	1,125,487
Town of Bar Harbor ME Series 2024, 5% 9/1/2039	500,000	558,800
Town of Bar Harbor ME Series 2024, 5% 9/1/2041	1,000,000	1,103,954
Town of Bar Harbor ME Series 2024, 5% 9/1/2042	500,000	549,923
Town of Bar Harbor ME Series 2024, 5% 9/1/2043	500,000	547,350
Town of Bar Harbor ME Series 2024, 5% 9/1/2044	700,000	763,351
Town of Bar Harbor ME Series 2024, 5% 9/1/2049	2,000,000	2,154,218
Town of Bar Harbor ME Series 2024, 5% 9/1/2054	2,500,000	2,678,038
		13,599,841
Housing - 0.0%
Maine Hsg Auth Mtg (ME Mortgage Proj.) Series 2022E, 5% 11/15/2052	935,000	964,039
Transportation - 0.0%
Maine St Tpk Auth Tpk Rev Series 2018, 5% 7/1/2047	470,000	482,343
TOTAL MAINE		27,554,203
Maryland - 1.4%
Education - 0.0%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2035	1,300,000	1,405,509
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2031	330,000	348,555
		1,754,064
General Obligations - 0.4%
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2047	5,725,000	6,037,168
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2052	1,350,000	1,413,302
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	6,800,000	5,669,752
		13,120,222
Health Care - 0.4%
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2025	475,000	478,280
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2028	625,000	655,487
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2039	2,000,000	2,108,744
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	3,325,000	2,447,170
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5% 7/1/2049	1,000,000	1,054,150
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5.25% 7/1/2054	4,545,000	4,834,153
Maryland St Hlth & HI Ed Facs (UPMC Proj.) 5% 4/15/2025	860,000	863,379
		12,441,363
Housing - 0.3%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	1,745,000	1,733,610
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2027	680,000	712,873
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2028	110,000	116,758
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	290,000	291,026
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2023E, 6.25% 3/1/2054	545,000	593,035
Maryland Community Development Administration Series 2020 A, 2.5% 9/1/2040	4,000,000	3,111,086
Montgomery Cnty MD Hsg Opptys Commn Rev Series 2023 C, 5.75% 1/1/2058	1,500,000	1,665,444
Montgomery County Housing Opportunities Commission (Montgomery Cnty MD Mhsg 1996 Proj.) Series 2021 C, 0.8% 7/1/2025	375,000	369,936
		8,593,768
Special Tax - 0.1%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	675,000	652,168
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2035	2,340,000	2,405,341
		3,057,509
Transportation - 0.2%
Maryland St Transn Auth Transn 2.5% 7/1/2047	1,650,000	1,142,502
Maryland St Transn Auth Transn Series 2024 A, 5% 7/1/2031	3,760,000	4,213,327
		5,355,829
TOTAL MARYLAND		44,322,755
Massachusetts - 1.5%
Education - 0.8%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	4,980,000	5,679,478
Massachusetts Development Finance Agency (Emerson College, MA Proj.) Series 2018, 5% 1/1/2043	1,250,000	1,256,464
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	3,485,000	2,653,963
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	2,625,000	2,459,250
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	3,425,000	2,808,430
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2025	615,000	617,386
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2026	345,000	349,566
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2028	515,000	527,117
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2029	470,000	482,851
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2036	2,260,000	2,305,725
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) Series 2016, 5% 10/1/2041	1,000,000	1,004,307
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2032	500,000	538,053
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2033	500,000	540,139
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2034	575,000	624,732
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2035	410,000	446,562
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2036	500,000	543,451
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2037	600,000	650,418
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2040	535,000	582,497
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2041	615,000	666,040
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2042	450,000	484,380
		25,220,809
Escrowed/Pre-Refunded - 0.0%
Massachusetts Development Finance Agency 5% 7/1/2025 (Escrowed to Maturity)	925,000	932,536
General Obligations - 0.1%
Somerville MA Series 2020, 2% 10/15/2037	1,000,000	787,576
Stoneham Mass Series 2022, 2.125% 1/15/2038	1,000,000	800,557
Waltham Mass 2% 10/15/2037	2,570,000	2,033,792
		3,621,925
Health Care - 0.2%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) 5% 7/1/2025	360,000	362,862
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2025	770,000	776,122
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	1,015,000	1,042,408
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2027	1,220,000	1,279,723
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2026	1,640,000	1,654,526
		5,115,641
Housing - 0.1%
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) 3% 6/1/2047	1,895,000	1,857,448
Water & Sewer - 0.3%
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2034 (e)	5,000,000	5,803,426
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2031 (e)	2,000,000	2,243,553
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2033 (e)	1,500,000	1,724,088
		9,771,067
TOTAL MASSACHUSETTS		46,519,426
Michigan - 2.2%
Education - 0.2%
Oakland Univ Mich Rev Series 2019, 5% 3/1/2031	545,000	582,322
Oakland Univ Mich Rev Series 2019, 5% 3/1/2032	610,000	650,555
Oakland Univ Mich Rev Series 2019, 5% 3/1/2033	585,000	621,754
Oakland Univ Mich Rev Series 2019, 5% 3/1/2034	655,000	694,845
Oakland Univ Mich Rev Series 2019, 5% 3/1/2035	655,000	692,508
Oakland Univ Mich Rev Series 2019, 5% 3/1/2036	750,000	791,558
Oakland Univ Mich Rev Series 2019, 5% 3/1/2037	840,000	883,144
Oakland Univ Mich Rev Series 2019, 5% 3/1/2038	1,240,000	1,299,176
Oakland Univ Mich Rev Series 2019, 5% 3/1/2039	840,000	876,988
		7,092,850
Electric Utilities - 0.4%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	6,940,000	6,751,282
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2054	5,000,000	5,306,816
		12,058,098
Escrowed/Pre-Refunded - 0.0%
Michigan Fin Auth Rev 5% 11/15/2028 (Pre-refunded to 5/15/2025 at 100)	290,000	291,702
General Obligations - 0.1%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2050	800,000	810,645
Grand Rapids MI Pub Schs Series 2019, 5% 11/1/2026 (Assured Guaranty Municipal Corp Insured)	860,000	890,218
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	1,205,000	998,993
		2,699,856
Health Care - 0.5%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	990,000	908,776
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2025	435,000	436,014
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2026	400,000	401,694
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2027	620,000	632,816
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2028	865,000	888,952
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	1,020,000	777,356
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 B, 5% tender 11/15/2044 (b)	1,235,000	1,263,718
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2025	3,950,000	4,012,116
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	795,000	818,056
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	270,000	275,874
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	745,000	683,207
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,045,000	1,519,567
		12,618,146
Housing - 0.4%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,860,000	1,846,160
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	2,240,000	1,519,136
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.7% 10/1/2056	1,000,000	666,933
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 B, 5.75% 6/1/2054	7,515,000	8,031,089
Michigan St Hsg Dev Auth Sfmr (MI Single Family Mortgage 1987 Adopted December 17, 1987 Sf Wl Open Go Proj.) Series B, 3.5% 6/1/2047	665,000	663,268
		12,726,586
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	810,000	706,918
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	470,000	484,354
		1,191,272
Transportation - 0.4%
Wayne Cnty Mich Arpt Auth Rev Series 2023 C, 5.25% 12/1/2040 (Assured Guaranty Municipal Corp Insured)	2,055,000	2,307,077
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2040 (Assured Guaranty Municipal Corp Insured)	2,200,000	2,469,863
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2041 (Assured Guaranty Municipal Corp Insured)	2,090,000	2,331,540
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2042 (Assured Guaranty Municipal Corp Insured)	1,800,000	1,999,648
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2043 (Assured Guaranty Municipal Corp Insured)	2,075,000	2,295,121
		11,403,249
Water & Sewer - 0.2%
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2037	3,175,000	3,512,933
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2038	1,325,000	1,457,973
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2037	750,000	829,827
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2038	1,000,000	1,100,357
		6,901,090
TOTAL MICHIGAN		66,982,849
Minnesota - 1.0%
Education - 0.0%
Minnesota Higher Ed Facs Auth Rev (Augsburg College Proj.) Series 2016 A, 5% 5/1/2046	1,365,000	968,682
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	5,000	4,858
		973,540
General Obligations - 0.2%
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	1,155,000	1,136,764
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	1,205,000	1,180,350
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2038 (Minnesota St Guaranteed)	1,855,000	1,506,250
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	845,000	845,428
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	885,000	883,154
		5,551,946
Health Care - 0.7%
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2043	470,000	478,138
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	10,845,000	11,473,857
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023B, 5% tender 11/15/2053 (b)	4,175,000	4,473,379
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 4% 5/1/2049	505,000	471,362
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 5% 5/1/2048	630,000	641,135
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Healthpartners Oblig Group Pj Proj.) 5% 7/1/2029	2,095,000	2,106,506
		19,644,377
Housing - 0.1%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	600,000	638,924
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	2,995,000	3,227,608
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	480,000	522,996
		4,389,528
Other - 0.0%
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2027	470,000	483,500
TOTAL MINNESOTA		31,042,891
Mississippi - 0.1%
Health Care - 0.1%
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2026	610,000	625,617
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2028	935,000	983,276
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	565,000	582,924
		2,191,817
TOTAL MISSISSIPPI		2,191,817
Missouri - 0.6%
Education - 0.0%
Missouri Hlth & Edl Facs Rev (St Louis University Proj.) 5% 10/1/2046	430,000	442,980
Health Care - 0.2%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2033	1,795,000	1,867,840
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	1,620,000	1,555,621
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	55,000	54,176
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.25% 9/1/2053	3,910,000	3,860,797
		7,338,434
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	85,000	85,402
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	1,895,000	1,854,221
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	1,185,000	1,329,056
		3,268,679
Transportation - 0.1%
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2027	2,275,000	2,382,457
Water & Sewer - 0.2%
Kansas City MO Wtr Rev 4% 12/1/2032	630,000	662,792
Kansas City MO Wtr Rev 4% 12/1/2034	375,000	392,846
Kansas City MO Wtr Rev 4% 12/1/2036	655,000	676,277
Kansas City MO Wtr Rev 4% 12/1/2037	470,000	479,032
Kansas City MO Wtr Rev 4% 12/1/2040	470,000	474,037
Kansas City MO Wtr Rev 5% 12/1/2028	545,000	586,958
Kansas City MO Wtr Rev 5% 12/1/2029	330,000	361,256
Kansas City MO Wtr Rev 5% 12/1/2030	620,000	689,152
Kansas City MO Wtr Rev 5% 12/1/2035	560,000	613,133
		4,935,483
TOTAL MISSOURI		18,368,033
Montana - 0.1%
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	4,950,000	3,819,028
Montana Facility Finance Authority (Logan Health Proj.) 5% 7/1/2028	645,000	682,730
		4,501,758
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	40,000	40,242
TOTAL MONTANA		4,542,000
Nebraska - 0.4%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	940,000	678,648
General Obligations - 0.3%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	9,755,000	10,214,809
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	2,280,000	2,262,517
TOTAL NEBRASKA		13,155,974
Nevada - 0.8%
General Obligations - 0.5%
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	200,000	205,554
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2041	12,190,000	10,530,921
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041	3,730,000	3,282,075
		14,018,550
Housing - 0.2%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	5,400,000	5,262,198
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019 A, 4% 4/1/2049	1,010,000	1,012,918
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	105,000	105,449
Nevada Hsg Div Single Family Mtg Rev Series 2021 A, 3% 4/1/2051	1,235,000	1,207,779
		7,588,344
Special Tax - 0.1%
NV Hwy Imp Rev Bd Series 2020 A, 2% 12/1/2032	3,020,000	2,580,100
Water & Sewer - 0.0%
Las Vegas Valley NV Gen. Oblig. Series 2022A, 4% 6/1/2040	1,245,000	1,253,188
TOTAL NEVADA		25,440,182
New Hampshire - 0.7%
Health Care - 0.1%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Municipal Corp Insured)	1,990,000	1,551,059
New Hampshire Health and Education Facilities Authority Act (Catholic Medical Center, NH Proj.) Series 2017, 5% 7/1/2044	2,185,000	2,294,110
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2034	295,000	305,537
		4,150,706
Housing - 0.6%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	1,567,450	1,561,968
National Fin Auth NH Hosp Rev (Lihtc 2022-1 Us Proj.) Series 1 Class A, 4.375% 9/20/2036	2,222,787	2,216,057
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	6,184,149	5,886,437
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	7,502,331	7,264,600
		16,929,062
TOTAL NEW HAMPSHIRE		21,079,768
New Jersey - 6.4%
Education - 0.7%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,250,000	1,342,079
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,000,000	1,064,588
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2025	200,000	203,055
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2025 (Assured Guaranty Municipal Corp Insured)	970,000	975,804
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2038	1,980,000	2,080,824
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2039	2,080,000	2,175,628
New Jersey St Edl Facs Auth Rev (Princeton Univ Proj.) Series 2024B, 5.25% 3/1/2054	11,590,000	12,819,756
		20,661,734
General Obligations - 4.2%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2035	1,085,000	1,105,754
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	420,000	425,494
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2016 A, 5% 7/15/2027	935,000	957,156
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2028	550,000	585,649
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 4% 6/15/2044	2,745,000	2,686,855
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	740,000	716,125
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	2,560,000	2,762,145
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	750,000	849,543
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2036	1,055,000	1,216,534
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2026	935,000	961,240
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2035	545,000	577,184
New Jersey St Gen. Oblig. 2% 6/1/2034	740,000	618,049
New Jersey St Gen. Oblig. 4% 6/1/2031	13,000,000	13,761,024
New Jersey St Gen. Oblig. 5% 6/1/2028	935,000	999,603
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (g)	1,130,000	1,029,624
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (g)	1,310,000	1,113,225
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (g)	1,000,000	815,620
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (Financial Guaranty Ins CO Insured) (g)	2,100,000	1,712,802
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (g)	1,615,000	1,264,988
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (g)	5,400,000	4,229,682
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Municipal Corp Insured) (g)	3,190,000	2,313,808
New Jersey Trans Trust Fund Auth 4% 12/15/2039	935,000	933,609
New Jersey Trans Trust Fund Auth 4% 6/15/2034	550,000	568,357
New Jersey Trans Trust Fund Auth 4% 6/15/2039	975,000	975,750
New Jersey Trans Trust Fund Auth 4% 6/15/2045	5,915,000	5,741,473
New Jersey Trans Trust Fund Auth 4% 6/15/2050	6,105,000	5,835,054
New Jersey Trans Trust Fund Auth 5% 6/15/2032	1,095,000	1,213,875
New Jersey Trans Trust Fund Auth 5% 6/15/2033	4,230,000	4,675,472
New Jersey Trans Trust Fund Auth 5% 6/15/2036	1,075,000	1,169,740
New Jersey Trans Trust Fund Auth 5% 6/15/2036	10,200,000	11,619,413
New Jersey Trans Trust Fund Auth 5% 6/15/2040	12,850,000	14,279,477
New Jersey Trans Trust Fund Auth 5% 6/15/2050 (Pre-refunded to 12/15/2030 at 100)	100,000	112,206
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	4,475,000	4,843,180
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	9,435,000	10,141,502
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	2,355,000	2,368,639
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	630,000	670,109
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	1,100,000	1,164,942
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2044	1,215,000	1,181,381
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	370,000	384,893
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2038	750,000	754,932
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	3,125,000	3,104,702
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	5,350,000	5,177,389
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	3,600,000	3,440,818
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	1,845,000	2,027,010
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2031	4,485,000	4,987,249
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	1,250,000	1,400,039
New Jersey Trans Trust Fund Auth Series 2023A, 5.25% 6/15/2041	1,545,000	1,711,114
Ocean City NJ Gen. Oblig. 2% 10/15/2030	635,000	569,973
		131,754,402
Health Care - 0.2%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (f)	220,000	173,716
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (c)(f)	310,000	204,341
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2039	1,910,000	1,729,884
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2045 (b)	1,585,000	1,623,349
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	3,355,000	2,958,497
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2028	1,095,000	1,113,741
		7,803,528
Tobacco Bonds - 0.2%
Tobacco Settlement Fin Corp NJ 5% 6/1/2028	935,000	974,075
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	4,535,000	4,548,420
		5,522,495
Transportation - 1.1%
New Jersey Turnpike Authority 5% 1/1/2028	800,000	813,331
New Jersey Turnpike Authority 5% 1/1/2028	3,005,000	3,183,789
New Jersey Turnpike Authority 5% 1/1/2032	2,375,000	2,665,764
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	2,455,000	2,687,675
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	2,580,000	2,812,052
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	3,440,000	3,733,133
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	3,075,000	3,327,557
Newark NJ Hsg Auth Port Auth Port Newark Marine Term Rent Backed (Port Auth NY & NJ Proj.) Series 2007, 5.25% 1/1/2026 (National Public Finance Guarantee Corporation Insured)	935,000	949,998
Port Auth NY & NJ Series 243, 5% 12/1/2037	4,750,000	5,412,242
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2038	1,000,000	1,087,100
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2040	1,350,000	1,452,005
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2032	1,200,000	1,350,812
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2033	1,300,000	1,474,063
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2034	1,000,000	1,139,601
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2035	725,000	822,395
		32,911,517
TOTAL NEW JERSEY		198,653,676
New Mexico - 0.2%
Health Care - 0.0%
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) 5% tender 8/1/2049 (b)	1,365,000	1,376,552
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	65,000	66,889
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	45,000	45,729
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	45,000	45,123
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	100,000	97,846
		1,632,139
Housing - 0.2%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2018 A 1, 4% 1/1/2049	770,000	772,920
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	165,000	164,907
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	1,880,000	2,020,113
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	430,000	431,389
		3,389,329
Water & Sewer - 0.0%
Albuquerque Bernalillo Cnty Wtr Util Auth Series 2018, 5% 7/1/2028	935,000	962,927
TOTAL NEW MEXICO		5,984,395
New York - 14.4%
Education - 0.8%
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2036	750,000	814,451
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2040	935,000	998,109
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2041	935,000	993,344
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2030	1,540,000	1,596,601
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2031	1,615,000	1,677,712
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2038	780,000	787,420
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2039	1,225,000	1,226,847
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2040	2,760,000	2,745,823
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2041	2,900,000	2,859,533
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2042	1,520,000	1,487,965
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2057	6,385,000	5,837,036
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	380,000	396,050
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	1,075,000	1,093,367
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	2,775,000	2,775,529
		25,289,787
Electric Utilities - 0.2%
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	7,745,000	7,546,356
General Obligations - 2.2%
City of New York NY Gen. Oblig. 5% 8/1/2031	3,990,000	4,406,440
City of New York NY Gen. Oblig. 5% tender 6/1/2044 (h)	990,000	995,920
City of New York NY Gen. Oblig. Series FISCAL 2023 1, 5% 8/1/2028	1,000,000	1,073,260
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5% 9/1/2039	9,105,000	10,018,312
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2038	2,000,000	2,228,798
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2039	2,800,000	3,106,083
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2040	9,000,000	9,915,229
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2041	1,000,000	1,092,160
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5.25% 9/1/2050	5,000,000	5,405,430
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2039	2,635,000	2,928,200
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2042	2,000,000	2,175,857
Nassau Cnty NY Gen. Oblig. 5% 4/1/2038	2,000,000	2,242,586
Nassau Cnty NY Gen. Oblig. 5% 4/1/2039	1,800,000	2,003,673
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	2,055,000	2,152,385
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2015 IS S 1, 5% 7/15/2035	6,550,000	6,565,187
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5.25% 11/1/2037	5,880,000	6,636,790
		62,946,310
Health Care - 0.1%
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2019 B3, 5% tender 5/1/2048 (b)	595,000	602,877
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 4.5% 7/1/2052	1,775,000	1,566,438
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2026 (Assured Guaranty Municipal Corp Insured)	1,520,000	1,532,966
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (f)	250,000	235,265
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (f)	935,000	793,441
		4,730,987
Housing - 1.9%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	650,000	656,121
New York St Hsg Fin Agy 1% tender 11/1/2061 (b)	370,000	352,236
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	3,545,000	3,350,707
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	12,625,000	12,656,151
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.6% tender 5/1/2061 (b)	1,545,000	1,525,916
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.7% tender 11/1/2060 (b)	445,000	439,889
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.4% tender 11/1/2062 (b)	8,400,000	8,369,529
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.7% tender 5/1/2063 (b)	3,955,000	3,964,462
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	4,410,000	4,426,898
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,145,000	872,044
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.5% 11/1/2051	4,155,000	2,680,759
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.25% 11/1/2041	6,515,000	4,845,827
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,445,000	969,360
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	6,590,000	6,423,240
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	2,140,000	2,186,302
State of New York Mortgage Agency (NY Homeowner Mortgage 1987 Adopted September 10, 1987 Sf Wl Open Proj.) Series 225, 2.45% 10/1/2045	10,000,000	6,865,897
		60,585,338
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	280,000	279,985
Other - 0.1%
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	3,370,000	3,763,779
Special Tax - 7.1%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	3,545,000	3,769,199
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2037	2,500,000	2,815,330
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2038	5,000,000	5,601,752
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2039	3,600,000	4,013,574
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2040	8,665,000	9,594,444
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2040	3,780,000	4,195,514
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2041	3,505,000	3,856,489
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2042	2,500,000	2,725,017
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2049	2,355,000	2,494,631
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024G SUB G 1, 5.25% 5/1/2051	13,955,000	15,043,782
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2025C SUB C 1, 5.25% 5/1/2049	13,355,000	14,497,690
New York NY City Transitional Fin Auth Rev Series 2018 1, 5% 11/1/2029	1,935,000	2,033,490
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	15,720,000	17,186,810
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	6,465,000	6,854,077
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2030	8,450,000	9,386,278
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2046	3,500,000	3,760,884
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	2,340,000	1,765,413
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 4% 3/15/2047	3,830,000	3,650,416
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	935,000	972,002
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	3,920,000	2,996,504
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2038	4,000,000	4,064,227
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	4,000,000	4,039,507
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2045	5,435,000	5,243,686
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	12,850,000	13,943,730
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2030	7,705,000	8,508,270
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2040	4,000,000	4,411,031
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2028	2,500,000	2,672,191
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2030	3,045,000	3,362,451
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2031	6,090,000	6,821,807
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	7,615,000	8,623,891
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	1,985,000	2,269,404
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	1,775,000	2,045,934
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2045	1,170,000	1,134,583
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2049	7,380,000	7,057,112
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	1,525,000	1,140,162
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	7,450,000	7,287,773
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	7,020,000	6,807,499
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032 (g)	5,160,000	3,876,142
NY Mta Dedicated Tax Fund Series 2024 B 1, 5% 11/15/2052	3,805,000	4,053,114
NY Payroll Mobility Tax Series 2021 B 1, 4% 5/15/2056	1,645,000	1,536,442
		216,112,252
Transportation - 1.4%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	12,660,000	11,878,574
Metropolitan Transn Auth NY Rv Series 2015A 1, 5% 11/15/2029	400,000	401,691
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	8,760,000	9,242,508
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2035	1,870,000	1,957,839
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2034	2,230,000	2,338,700
Metropolitan Transn Auth NY Rv Series D 1, 5% 11/15/2028	2,310,000	2,338,703
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2033	325,000	348,261
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2040	2,280,000	2,515,734
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2041	1,750,000	1,914,864
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2039	1,130,000	1,261,174
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2040	1,000,000	1,114,058
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2041	1,750,000	1,931,581
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2042	1,000,000	1,093,638
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2043	1,000,000	1,084,201
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 1, 5.25% 11/15/2051	5,000,000	5,412,720
		44,834,246
Water & Sewer - 0.6%
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2024 SUB BB1, 5.25% 6/15/2054	5,000,000	5,391,473
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	10,735,000	11,650,630
		17,042,103
TOTAL NEW YORK		443,131,143
North Carolina - 1.2%
Escrowed/Pre-Refunded - 0.0%
New Hanover Cnty NC Hosp Rev 5% 10/1/2027 (Escrowed to Maturity)	50,000	52,672
General Obligations - 0.0%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	920,000	766,300
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 4% 6/1/2039	820,000	824,097
		1,590,397
Health Care - 0.3%
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (b)	5,130,000	5,144,456
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	1,810,000	1,476,588
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	1,260,000	1,248,275
		7,869,319
Housing - 0.4%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 45, 3% 7/1/2051	10,345,000	10,139,276
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	1,090,000	1,185,649
		11,324,925
Transportation - 0.5%
Charlotte NC Arpt Rev Series 2023A, 5% 7/1/2037	775,000	868,476
Charlotte NC Arpt Rev Series 2023A, 5% 7/1/2038	785,000	873,095
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2049	13,100,000	13,395,901
		15,137,472
TOTAL NORTH CAROLINA		35,974,785
North Dakota - 0.3%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Municipal Corp Insured)	2,865,000	1,985,784
Health Care - 0.0%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2046	1,060,000	918,169
Housing - 0.2%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	610,000	597,403
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 5% 1/1/2053	2,335,000	2,411,653
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	1,705,000	1,656,836
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	380,000	414,038
		5,079,930
TOTAL NORTH DAKOTA		7,983,883
Ohio - 1.6%
Education - 0.5%
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2039 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,250,000	1,316,693
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2040 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,320,000	1,405,623
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2041 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,390,000	1,472,904
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2042 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,465,000	1,546,760
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 4% 7/1/2040	685,000	674,426
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2035	2,455,000	2,624,804
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2042	4,235,000	4,405,900
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2044 (e)	1,795,000	1,863,158
		15,310,268
Electric Utilities - 0.2%
American Mun Pwr Rev Series 2023A, 5% 2/15/2030	1,725,000	1,880,198
American Mun Pwr Rev Series 2023A, 5% 2/15/2031	1,425,000	1,570,339
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	1,900,000	2,115,039
		5,565,576
General Obligations - 0.0%
Ohio St Spl Oblig (State of Ohio Proj.) Series 2023A, 5% 4/1/2036	1,000,000	1,119,965
Health Care - 0.5%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	3,495,000	3,526,575
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2031	360,000	383,524
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2017A, 5% 8/15/2033	770,000	796,700
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2016, 5% 1/1/2051	935,000	898,732
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	1,590,000	1,509,670
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	1,255,000	1,229,295
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 4% 1/15/2050	265,000	241,927
Ross County Ohio Hosp Rev (Adena Health Sys Proj.) Series 2019, 5% 12/1/2025	430,000	435,976
Ross County Ohio Hosp Rev (Adena Health Sys Proj.) Series 2019, 5% 12/1/2026	560,000	574,431
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2026	1,815,000	1,841,843
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 5% 2/15/2027	1,510,000	1,530,004
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	405,000	415,354
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	830,000	861,226
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	880,000	919,943
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	930,000	981,179
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	995,000	1,055,759
		17,202,138
Housing - 0.1%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	60,000	60,678
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,565,000	1,709,048
		1,769,726
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	2,030,000	1,506,265
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	4,540,000	4,056,333
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,045,000	2,143,931
		7,706,529
Transportation - 0.1%
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2031	1,310,000	1,473,251
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	590,000	655,809
		2,129,060
TOTAL OHIO		50,803,262
Oklahoma - 0.4%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2026	335,000	339,505
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	620,000	608,942
		948,447
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	290,000	317,077
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	280,000	313,469
		630,546
Transportation - 0.4%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2038 (e)	1,850,000	2,062,720
Oklahoma St Tpk Auth Tpk Rev 5.25% 1/1/2047 (e)	7,500,000	8,235,255
		10,297,975
TOTAL OKLAHOMA		11,876,968
Oregon - 0.5%
General Obligations - 0.1%
Oregon St Gen. Oblig. Series 2022 D, 5% 12/1/2052	1,595,000	1,651,703
Health Care - 0.2%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2036	1,215,000	1,286,410
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	3,465,000	3,633,227
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	3,125,000	2,400,298
		7,319,935
Housing - 0.2%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	570,000	463,997
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	4,805,000	4,822,048
		5,286,045
TOTAL OREGON		14,257,683
Pennsylvania - 4.3%
Education - 0.3%
Allegheny Cnty High Ed Bldg Auth (Carnegie-Mellon Univ, PA Proj.) Series 2024A, 5% 8/1/2027	3,940,000	4,149,937
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% 12/1/2031 (d)	445,000	213,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% 12/1/2041 (d)	995,000	477,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% 12/1/2050 (d)	1,110,000	532,800
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2025	260,000	260,395
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2026	310,000	310,419
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2027	590,000	602,397
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2034	1,495,000	1,507,610
Pennsylvania St Higher Edl Rev (St Josephs University, PA Proj.) Series 2012, 5% 11/1/2042	1,280,000	1,246,286
Philadelphia PA Auth For Indl Dev Revs (St Josephs University, PA Proj.) Series 2017, 5% 11/1/2047	975,000	978,842
Philadelphia PA Auth For Indl Dev Temple Univ Rev (Temple Univ, PA Proj.) Series 2015, 5% 4/1/2033	495,000	496,164
		10,776,050
Electric Utilities - 0.1%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Municipal Corp Insured)	2,890,000	3,117,019
Escrowed/Pre-Refunded - 0.1%
Delaware Cnty PA Auth Rev Series 2017, 5% 7/1/2030 (Pre-refunded to 7/1/2027 at 100)	1,345,000	1,405,762
Delaware Cnty PA Auth Rev Series 2017, 5% 7/1/2047 (Pre-refunded to 7/1/2027 at 100)	1,640,000	1,714,090
Doylestown PA Hosp Auth Hosp 5% 7/1/2049 (Pre-refunded to 7/1/2029 at 100)	95,000	101,965
		3,221,817
General Obligations - 1.1%
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2019 B, 5% 6/1/2026	635,000	652,501
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2029	1,640,000	1,768,409
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2032	2,810,000	3,090,544
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	3,750,000	3,722,787
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	5,580,000	5,565,611
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	1,090,000	1,122,971
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2034	2,105,000	2,250,411
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2035	2,575,000	2,742,707
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2036	2,260,000	2,397,812
Philadelphia PA Sch Dist 4% 9/1/2035	1,170,000	1,188,044
Philadelphia PA Sch Dist 5% 9/1/2026	1,310,000	1,349,527
Philadelphia PA Sch Dist 5% 9/1/2026	1,035,000	1,066,229
Philadelphia PA Sch Dist 5% 9/1/2026	1,870,000	1,926,425
Philadelphia PA Sch Dist 5% 9/1/2030	1,250,000	1,340,224
Philadelphia PA Sch Dist 5% 9/1/2032	935,000	997,015
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	580,000	617,648
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	1,355,000	1,401,195
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2032 (Assured Guaranty Municipal Corp Insured)	830,000	856,439
		34,056,499
Health Care - 1.2%
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2034	1,065,000	1,084,626
Doylestown PA Hosp Auth Hosp 5% 7/1/2049	860,000	875,894
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 C, 5% tender 4/1/2043 (b)	3,675,000	3,945,273
Lancaster PA Mun Auth Rev (Wellspan Health Group Proj.) Series 2023B, 5% 6/1/2029	2,515,000	2,723,371
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2026	1,780,000	1,823,099
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2027	1,870,000	1,946,018
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2028	1,945,000	2,049,898
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2035	380,000	421,509
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	2,515,000	2,238,959
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2036	700,000	698,716
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2037	700,000	695,006
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2038	1,590,000	1,566,071
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2039	1,030,000	1,008,017
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	235,000	218,552
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 1, 5.25% 7/1/2049	900,000	941,179
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5.25% 7/1/2046	965,000	1,015,982
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 4/15/2025	700,000	702,752
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2035	500,000	558,814
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2035	500,000	558,814
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	220,000	208,647
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	520,000	481,296
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2044	380,000	390,299
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2049	605,000	616,662
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	8,050,000	8,713,548
		35,483,002
Housing - 0.2%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	1,400,000	1,464,858
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 3% 10/1/2051	2,725,000	2,640,366
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	1,940,000	1,975,003
		6,080,227
Transportation - 0.5%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2051	7,525,000	7,784,106
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023B, 5.25% 1/1/2048 (Assured Guaranty Municipal Corp Insured)	850,000	918,506
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023B, 5.25% 1/1/2053 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,073,014
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2046	4,680,000	4,472,857
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	935,000	870,823
		15,119,306
Water & Sewer - 0.8%
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2033	650,000	729,497
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2034	800,000	893,949
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2038 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,675,359
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2041 (Assured Guaranty Municipal Corp Insured)	4,330,000	4,748,160
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2042 (Assured Guaranty Municipal Corp Insured)	3,500,000	3,815,379
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Municipal Corp Insured)	2,755,000	3,009,427
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	420,000	435,382
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2036 (Assured Guaranty Municipal Corp Insured)	300,000	345,158
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2037 (Assured Guaranty Municipal Corp Insured)	300,000	342,476
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2038 (Assured Guaranty Municipal Corp Insured)	500,000	567,238
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2039 (Assured Guaranty Municipal Corp Insured)	500,000	565,291
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2040 (Assured Guaranty Municipal Corp Insured)	625,000	701,863
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2041 (Assured Guaranty Municipal Corp Insured)	500,000	556,426
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2042 (Assured Guaranty Municipal Corp Insured)	1,250,000	1,376,280
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2043 (Assured Guaranty Municipal Corp Insured)	650,000	711,456
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	1,100,000	1,199,013
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2045 (Assured Guaranty Municipal Corp Insured)	1,150,000	1,248,404
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2046 (Assured Guaranty Municipal Corp Insured)	2,500,000	2,690,962
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5.25% 9/1/2050 (Assured Guaranty Municipal Corp Insured)	500,000	547,981
		26,159,701
TOTAL PENNSYLVANIA		134,013,621
Puerto Rico - 0.8%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (g)	8,638,773	6,017,232
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	5,651,810	5,620,013
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	2,035,000	2,015,442
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	589,592	614,618
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	4,000,136	4,292,373
		18,559,678
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (f)	1,750,000	1,634,190
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (f)	835,000	881,448
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (f)	2,495,000	2,596,953
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (f)	1,165,000	1,086,574
		6,199,165
TOTAL PUERTO RICO		24,758,843
Rhode Island - 0.9%
Education - 0.6%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2036	1,000,000	1,114,204
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	3,570,000	3,790,143
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	4,095,000	4,300,725
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2036	225,000	252,156
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2039	255,000	280,919
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2041	750,000	815,833
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2042	1,000,000	1,082,140
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2043	1,300,000	1,398,010
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2047	5,500,000	5,815,762
		18,849,892
General Obligations - 0.1%
Providence RI Pub Bldgs Auth Rev (Providence RI Proj.) Series 2020 A, 5% 9/15/2039 (Assured Guaranty Municipal Corp Insured)	1,490,000	1,539,057
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2038 (Build America Mutual Assurance Co Insured)	1,055,000	1,170,572
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2042 (Build America Mutual Assurance Co Insured)	905,000	993,486
		3,703,115
Health Care - 0.1%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	855,000	858,552
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	1,670,000	1,670,178
		2,528,730
Housing - 0.1%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	730,000	723,976
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership 1988 Adopted October 19, 1988 Sf Wl Open Proj.) Series 73A, 2.3% 10/1/2040	3,045,000	2,280,291
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	100,000	100,342
		3,104,609
TOTAL RHODE ISLAND		28,186,346
South Carolina - 1.6%
Education - 0.4%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2033 (e)	890,000	1,005,570
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2034 (e)	850,000	968,246
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2035 (e)	720,000	823,717
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2043 (e)	1,100,000	1,202,271
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2044 (e)	300,000	326,302
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2045 (e)	625,000	677,097
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2033 (e)	900,000	1,016,868
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2034 (e)	1,000,000	1,139,112
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2035 (e)	750,000	858,038
South Carolina Jobs Econ Dev (Furman University Proj.) Series 2022A, 4% 4/1/2052	2,900,000	2,700,843
		10,718,064
Electric Utilities - 0.7%
South Carolina St Svc Auth Rev 5% 12/1/2032	1,580,000	1,714,052
South Carolina St Svc Auth Rev Series 2014C, 5% 12/1/2026	95,000	95,026
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2033	205,000	208,589
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2033	2,250,000	2,525,482
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2037	2,270,000	2,515,866
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2040	2,000,000	2,179,616
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2042	1,000,000	1,078,130
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,340,000	1,439,794
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	1,855,000	2,012,675
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	460,000	448,720
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	685,000	727,453
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	5,055,000	5,393,154
		20,338,557
Health Care - 0.5%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2034	1,170,000	1,221,546
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2054	5,045,000	5,502,547
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2042	2,110,000	2,081,983
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2043	2,500,000	2,449,559
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2040	1,460,000	1,577,495
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2041	2,000,000	2,148,309
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	1,220,000	1,284,675
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 5% 4/15/2048	665,000	672,111
		16,938,225
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	160,000	160,803
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	945,000	1,034,042
		1,194,845
Transportation - 0.0%
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2048	1,755,000	1,802,496
TOTAL SOUTH CAROLINA		50,992,187
South Dakota - 0.1%
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	1,730,000	1,365,606
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	555,000	604,162
TOTAL SOUTH DAKOTA		1,969,768
Tennessee - 0.8%
Education - 0.3%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	1,145,000	1,157,880
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2043	2,000,000	2,123,256
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5.25% 5/1/2048	5,000,000	5,335,153
		8,616,289
Escrowed/Pre-Refunded - 0.0%
Jackson TN Hosp Rev Series 2018 A, 5% 4/1/2027	30,000	31,319
Jackson TN Hosp Rev Series 2018 A, 5% 4/1/2028	20,000	21,251
Jackson TN Hosp Rev Series 2018 A, 5% 4/1/2041 (Pre-refunded to 10/1/2028 at 100)	25,000	26,780
		79,350
General Obligations - 0.0%
Marion Cnty Tenn 2% 6/1/2034	1,330,000	1,105,810
Health Care - 0.4%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	7,770,000	7,230,957
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2025	575,000	580,379
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2044	2,105,000	2,143,099
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2027	560,000	574,648
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2028	375,000	388,792
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2041	445,000	452,798
		11,370,673
Housing - 0.1%
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) 3% 7/1/2051	1,865,000	1,829,431
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) Series 2021 3A, 3% 1/1/2052	665,000	648,519
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	265,000	213,927
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	325,000	242,135
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	575,000	487,499
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	500,000	498,656
		3,920,167
TOTAL TENNESSEE		25,092,289
Texas - 8.9%
Education - 0.2%
Houston TX Higher Ed (Rice University, TX Proj.) Series 2024, 5% 5/15/2034	5,310,000	6,119,759
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2028	1,450,000	1,472,805
		7,592,564
Electric Utilities - 1.4%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2028	2,105,000	2,241,813
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2043	1,405,000	1,440,752
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2048	1,590,000	1,622,319
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2036 (Assured Guaranty Municipal Corp Insured)	3,000,000	3,295,757
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2037 (Assured Guaranty Municipal Corp Insured)	1,400,000	1,531,780
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2038 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,633,060
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2039 (Assured Guaranty Municipal Corp Insured)	1,915,000	2,074,840
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2040 (Assured Guaranty Municipal Corp Insured)	2,500,000	2,701,044
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2028 (Assured Guaranty Municipal Corp Insured)	1,250,000	1,333,264
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2029 (Assured Guaranty Municipal Corp Insured)	1,650,000	1,786,965
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2030 (Assured Guaranty Municipal Corp Insured)	1,750,000	1,922,176
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2031 (Assured Guaranty Municipal Corp Insured)	1,650,000	1,834,029
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2032 (Assured Guaranty Municipal Corp Insured)	1,570,000	1,760,464
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2033 (Assured Guaranty Municipal Corp Insured)	1,120,000	1,265,004
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,123,271
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2035 (Assured Guaranty Municipal Corp Insured)	1,010,000	1,128,031
San Antonio TX Elec & Gas Rev 1.75% tender 2/1/2049 (b)	10,060,000	9,902,932
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2046	3,690,000	3,838,580
		42,436,081
General Obligations - 3.9%
Bell Cnty TX Gen. Oblig. 2% 2/15/2034	2,500,000	2,078,172
Bell Cnty TX Gen. Oblig. 2% 2/15/2035	1,000,000	810,125
Brazos Cnty Tex Gen. Oblig. 1.75% 9/1/2033	1,355,000	1,082,989
Brazos Cnty Tex Gen. Oblig. 1.875% 9/1/2035	705,000	541,845
Cedar Park TX Gen. Oblig. 1.75% 2/15/2036	1,665,000	1,246,180
City of Coppell TX Gen. Oblig. Series 2020, 1.625% 2/1/2037	1,495,000	1,052,623
City of Frisco TX Gen. Oblig. 2% 2/15/2034	1,545,000	1,292,655
City of Frisco TX Gen. Oblig. 2% 2/15/2035	4,460,000	3,638,523
City of Frisco TX Gen. Oblig. 2% 2/15/2035	1,575,000	1,284,904
City of Frisco TX Gen. Oblig. 2% 2/15/2036	1,610,000	1,279,072
City of Frisco TX Gen. Oblig. 2% 2/15/2036	4,550,000	3,614,768
City of Frisco TX Gen. Oblig. 2% 2/15/2037	1,640,000	1,273,247
City of Frisco TX Gen. Oblig. 2% 2/15/2041	525,000	361,367
City of Waco TX Gen. Oblig. 2.25% 2/1/2036	1,935,000	1,587,223
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	710,000	534,591
Clear Creek Independent School District Series 2013B, 3.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	1,600,000	1,604,523
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,325,000	1,224,076
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,125,000	1,019,686
Conroe TX Isd Series 2025, 5% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed) (e)	20,000,000	21,726,568
Cypress-Fairbanks TX Isd Series 2019 A, 3% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,765,000	2,636,098
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2039	1,440,000	1,594,058
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2040	6,545,000	7,191,672
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	520,000	462,603
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,018,014
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,024,511
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2032 (Permanent Sch Fund of Texas Guaranteed)	3,270,000	3,699,404
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2033 (Permanent Sch Fund of Texas Guaranteed)	8,230,000	9,402,075
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	5,980,000	6,890,636
Judson TX Indpt Sch Dist Series 2024, 5% 2/1/2037 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,258,853
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	500,000	549,900
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,640,181
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	330,000	359,449
Northside TX Indpt Sch Dist (Permanent Sch Fund Of Texas Proj.) Series 2020, 0.7% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,510,000	1,493,660
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	10,285,000	10,238,849
Peaster Tex Indpt Sch Dist Series 2021, 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,900,000	1,456,160
Plano TX Gen. Oblig. 3.37% 9/1/2037	840,000	791,131
Plano TX Gen. Oblig. 5% 9/1/2040	1,000,000	1,094,458
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,480,000	1,326,347
Prosper Tex Indpt Sch Dist 5% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	4,585,000	4,908,180
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,825,000	1,841,475
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	3,380,000	3,717,424
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,220,000	2,425,837
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	1,090,000	1,194,891
		117,469,003
Health Care - 0.3%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,250,000	2,420,731
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2035	385,000	390,268
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Buckner Retirement Proj.) Series B, 5% 11/15/2040	890,000	893,261
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2042	1,185,000	1,138,626
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2047	1,265,000	1,190,624
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2052	2,810,000	2,633,427
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2036	515,000	562,900
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2040	1,870,000	1,999,316
		11,229,153
Housing - 0.2%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	3,955,000	4,334,720
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	686,607	597,759
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	455,000	457,810
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	2,380,000	2,614,090
		8,004,379
Special Tax - 0.6%
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2033	715,000	752,491
Texas Transn Commn Gen. Oblig. Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (b)	8,695,000	8,357,206
Texas Transn Commn St Hwy Fund Rev Series 2024, 5% 10/1/2033	7,180,000	8,223,115
		17,332,812
Transportation - 2.0%
Central TX Regl Mobility Auth Rev 5% 1/1/2027	3,525,000	3,585,461
Central TX Regl Mobility Auth Rev 5% 1/1/2030	935,000	1,015,072
Central TX Regl Mobility Auth Rev 5% 1/1/2032	1,195,000	1,306,368
Central TX Regl Mobility Auth Rev 5% 1/1/2039	1,215,000	1,296,674
Central TX Regl Mobility Auth Rev 5% 1/1/2046	3,275,000	3,420,834
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2034	260,000	264,771
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2035	210,000	213,270
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2036	230,000	232,790
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2037	330,000	332,772
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2038	435,000	436,832
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2039	560,000	558,683
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2040	215,000	211,624
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2027	185,000	191,701
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2028	215,000	226,433
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2029	795,000	849,456
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2030	375,000	407,114
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2031	185,000	200,654
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2032	185,000	199,986
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2033	280,000	301,564
Dallas Fort Worth International Airport 5% 11/1/2039	2,600,000	2,871,760
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2034	1,320,000	1,348,285
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2035	1,175,000	1,196,770
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	10,230,000	10,762,476
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2043	470,000	483,193
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	3,010,000	3,268,075
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (g)	9,450,000	6,501,863
North TX Twy Auth Rev 4% 1/1/2033	1,870,000	1,917,995
North TX Twy Auth Rev 5% 1/1/2030	700,000	710,937
North TX Twy Auth Rev 5% 1/1/2035	470,000	488,987
North TX Twy Auth Rev Series 2018, 4% 1/1/2038	1,715,000	1,716,269
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	2,570,000	2,815,306
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	840,000	932,041
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	3,700,000	4,176,082
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2039	1,640,000	1,615,310
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	770,000	773,856
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2038	1,965,000	1,957,059
Texas Transportation Commission 0% 8/1/2041 (g)	1,405,000	644,592
		59,432,915
Water & Sewer - 0.3%
Beaumont TX Wtrwks & Swr Sys Rev Series 2024, 5% 9/1/2038 (Build America Mutual Assurance Co Insured)	1,015,000	1,115,899
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	2,285,000	2,514,755
Dallas TX Wtrwks & Swr Sys Rev Series 2017, 5% 10/1/2046	470,000	480,612
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2026	355,000	368,666
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2028	1,480,000	1,590,576
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2038 (e)	3,870,000	4,383,441
		10,453,949
TOTAL TEXAS		273,950,856
Utah - 0.5%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	469,567	384,235
Special Tax - 0.1%
Mida Mountain Village Public Infrastructure District Series 2024 1, 5.125% 6/15/2054 (f)	1,750,000	1,705,439
Transportation - 0.4%
Salt Lake City UT Arpt Rev 5% 7/1/2046	2,305,000	2,415,016
Salt Lake City UT Arpt Rev 5% 7/1/2051	9,285,000	9,617,725
		12,032,741
TOTAL UTAH		14,122,415
Vermont - 0.1%
Housing - 0.1%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) 3.75% 11/1/2050	856,000	856,049
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	846,000	820,903
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2022A, 5.25% 11/1/2052	951,000	990,311
		2,667,263
TOTAL VERMONT		2,667,263
Virginia - 0.6%
Education - 0.1%
Roanoke VA Economic Dev Auth Edl Facs Rev (Lynchburg College Proj.) Series 2018A, 5% 9/1/2027	470,000	481,352
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2038	260,000	246,228
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2039	235,000	219,364
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2040	260,000	239,667
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2045	700,000	612,071
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2026	330,000	334,503
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2027	330,000	339,139
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2028	410,000	425,369
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2029	540,000	564,339
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2049	935,000	930,152
		4,392,184
Electric Utilities - 0.1%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	2,020,000	2,040,793
General Obligations - 0.2%
VA Port Auth Comwlth Port Rev (Virginia St Proj.) Series 2023 A, 5% 7/1/2040	1,165,000	1,283,139
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2037	4,300,000	4,898,779
		6,181,918
Health Care - 0.2%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	4,425,000	4,788,027
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	1,550,000	1,143,648
		5,931,675
TOTAL VIRGINIA		18,546,570
Washington - 2.5%
Education - 0.3%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	2,645,000	2,023,011
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2025	400,000	403,494
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2026	1,880,000	1,916,701
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2034	1,415,000	1,428,988
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	2,470,000	2,028,758
		7,800,952
Electric Utilities - 0.4%
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2038	3,750,000	4,218,672
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2039	3,000,000	3,344,848
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2040	4,000,000	4,432,795
		11,996,315
General Obligations - 0.4%
King County WA Gen. Oblig. 2% 1/1/2036	2,200,000	1,744,264
Spokane Cnty WA Sch Dist 81 Series 2017 B, 5% 12/1/2029 (State of Washington Guaranteed)	2,995,000	3,158,029
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2035	470,000	485,572
State of Washington Gen. Oblig. Series 2025 A, 5% 8/1/2040	8,765,000	9,832,886
		15,220,751
Health Care - 0.8%
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2038	1,870,000	1,972,567
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2045	2,105,000	2,169,435
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2050	2,340,000	2,393,266
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	810,000	832,366
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	40,000	41,021
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	525,000	527,979
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	5,410,000	4,913,498
Washington St Health Care Facs Auth Rev (Seattle Children's Hospital Proj.) Series B, 5% 10/1/2038	3,950,000	4,174,308
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2025	230,000	231,449
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2026	210,000	213,142
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) Series 2017, 4% 8/15/2042	6,550,000	6,019,411
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) Series 2017, 5% 8/15/2036	470,000	479,760
		23,968,202
Housing - 0.2%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.5% 1/1/2040	1,000,000	1,016,446
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	2,400,000	2,453,143
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2029	675,000	684,774
Seattle Wash Hsg Auth Rev Series 2023, 4.375% 12/1/2030	2,020,000	2,048,287
		6,202,650
Special Tax - 0.4%
Spokane WA Pub Facs Dist Sales Series 2017, 5% 12/1/2038	1,100,000	1,127,234
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	500,000	394,403
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	9,195,000	9,321,948
		10,843,585
Water & Sewer - 0.0%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (b)	2,150,000	2,091,578
TOTAL WASHINGTON		78,124,033
West Virginia - 0.7%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	805,000	798,919
Health Care - 0.7%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	865,000	870,514
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2048	5,560,000	6,187,985
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2053	4,500,000	4,971,606
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2037	1,400,000	1,533,190
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2038	500,000	544,446
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2040	1,970,000	2,116,643
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	1,970,000	2,104,366
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2043	3,505,000	3,708,436
		22,037,186
TOTAL WEST VIRGINIA		22,836,105
Wisconsin - 1.9%
Education - 0.2%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (f)	395,000	395,621
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	1,320,000	1,340,604
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2047	4,410,000	4,434,539
Public Fin Auth Wis Edl Fac Rev (Wingate University Proj.) 5.25% 10/1/2048	250,000	243,305
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2026	515,000	530,458
		6,944,527
Electric Utilities - 0.1%
Wisconsin Health & Educational Facilities Authority (Milwaukee Reg Med Center Thermal Proj.) 5% 4/1/2034	1,870,000	1,965,109
Escrowed/Pre-Refunded - 0.0%
Wisconsin St Health & Edl Facs Auth Rev 4% 11/15/2043 (Pre-refunded to 5/15/2028 at 100)	105,000	108,370
General Obligations - 0.4%
Howard Suamico WI Scd 2% 3/1/2038	1,065,000	799,167
New Richmond Wis Sch Dist 4% 4/1/2041	5,510,000	5,480,130
New Richmond Wis Sch Dist 4% 4/1/2043	1,250,000	1,218,339
New Richmond Wis Sch Dist 5% 4/1/2035	1,630,000	1,791,897
New Richmond Wis Sch Dist 5% 4/1/2039	1,515,000	1,632,730
New Richmond Wis Sch Dist 5% 4/1/2040	1,730,000	1,851,492
		12,773,755
Health Care - 1.0%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	4,855,000	3,772,404
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	5,040,000	4,674,182
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2030	765,000	818,227
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	890,000	907,001
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	1,385,000	1,034,302
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (f)	2,235,000	2,256,895
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2042 (f)	840,000	842,867
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2047 (f)	1,225,000	1,211,259
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2030	280,000	301,498
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2031	280,000	300,487
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2032	330,000	353,356
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2033	330,000	352,260
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2034	330,000	351,211
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2035	420,000	445,507
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	2,500,000	2,382,541
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Proj.) Series 2019 B, 5% 7/1/2038	330,000	335,730
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Proj.) Series 2019A, 5% 7/1/2044	470,000	475,167
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2025	225,000	224,862
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2029	160,000	160,720
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2046	1,350,000	1,251,003
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013B 1, 4% 11/15/2043	895,000	842,722
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2035	1,550,000	1,637,881
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 3% 8/15/2051	3,200,000	2,436,141
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2037	1,700,000	1,470,795
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.5% 2/15/2054	1,075,000	1,156,514
		29,995,532
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	620,000	605,793
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) 0.81% tender 11/1/2052 (b)	175,000	173,498
Wisconsin Hsg & Eda Hsg Rev (WI Mhsg Rev 2007 Proj.) Series 2021 C, 2.85% 11/1/2051	1,035,000	742,191
		1,521,482
Industrial Development - 0.2%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (f)	5,935,000	4,662,398
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (f)	1,815,000	1,498,166
		6,160,564
TOTAL WISCONSIN		59,469,339
Wyoming - 0.0%
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2019 3, 3.75% 12/1/2049	795,000	794,477
TOTAL MUNICIPAL SECURITIES (Cost $3,001,642,818)		2,960,787,372

Money Market Funds - 7.3%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (i)(j) (Cost $228,685,884)	2.06	228,594,511	228,685,949

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $3,230,328,702)	3,189,473,321
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(94,189,424)
NET ASSETS - 100.0%	3,095,283,897

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,428,703 or 0.8% of net assets.

(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	55,695,648	934,111,598	761,121,317	3,099,440	6,263	(6,243)	228,685,949	228,594,511	16.4%
Total	55,695,648	934,111,598	761,121,317	3,099,440	6,263	(6,243)	228,685,949	228,594,511

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	313,329,210	-	312,105,210	1,224,000
Electric Utilities	172,931,139	-	172,931,139	-
Escrowed/Pre-Refunded	6,604,395	-	6,604,395	-
General Obligations	900,178,803	-	900,178,803	-
Health Care	512,153,423	-	510,696,410	1,457,013
Housing	228,723,485	-	228,723,485	-
Industrial Development	19,611,797	-	19,611,797	-
Other	4,247,279	-	4,247,279	-
Special Tax	380,999,372	-	380,999,372	-
Tobacco Bonds	20,468,351	-	20,468,351	-
Transportation	308,666,072	-	308,666,072	-
Water & Sewer	92,874,046	-	92,874,046	-

Money Market Funds	228,685,949	228,685,949	-	-
Total Investments in Securities:	3,189,473,321	228,685,949	2,958,106,359	2,681,013
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,001,642,818)	$2,960,787,372
Fidelity Central Funds (cost $228,685,884)	228,685,949

Total Investment in Securities (cost $3,230,328,702)		$3,189,473,321
Cash		88,829
Receivable for fund shares sold		68,242
Interest receivable		29,746,852
Distributions receivable from Fidelity Central Funds		309,319
Prepaid expenses		1,912
Receivable from investment adviser for expense reductions		228,291
Other receivables		345
Total assets		3,219,917,111
Liabilities
Payable for investments purchased
Regular delivery	$4,865,000
Delayed delivery	107,399,148
Payable for fund shares redeemed	3,552,366
Distributions payable	7,800,552
Accrued management fee	843,372
Other payables and accrued expenses	172,776
Total liabilities		124,633,214
Net Assets		$3,095,283,897
Net Assets consist of:
Paid in capital		$3,208,311,127
Total accumulated earnings (loss)		(113,027,230)
Net Assets		$3,095,283,897
Net Asset Value, offering price and redemption price per share ($3,095,283,897 ÷ 308,428,525 shares)		$10.04
Statement of Operations
Year ended January 31, 2025
Investment Income
Interest		$90,333,037
Income from Fidelity Central Funds		3,099,440
Total income		93,432,477
Expenses
Management fee	$9,204,257
Custodian fees and expenses	26,756
Independent trustees' fees and expenses	7,179
Registration fees	233,673
Audit fees	65,903
Legal	7,864
Miscellaneous	10,737
Total expenses before reductions	9,556,369
Expense reductions	(2,664,485)
Total expenses after reductions		6,891,884
Net Investment income (loss)		86,540,593
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,017,948)
Fidelity Central Funds	6,263
Total net realized gain (loss)		(2,011,685)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(18,777,080)
Fidelity Central Funds	(6,243)
Total change in net unrealized appreciation (depreciation)		(18,783,323)
Net gain (loss)		(20,795,008)
Net increase (decrease) in net assets resulting from operations		$65,745,585
Statement of Changes in Net Assets

	Year ended January 31, 2025	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$86,540,593	$76,748,389
Net realized gain (loss)	(2,011,685)	(44,774,134)
Change in net unrealized appreciation (depreciation)	(18,783,323)	50,994,503
Net increase (decrease) in net assets resulting from operations	65,745,585	82,968,758
Distributions to shareholders	(84,232,901)	(74,855,846)

Share transactions
Proceeds from sales of shares	1,460,975,837	2,201,937,433
Reinvestment of distributions	2,480	1,678
Cost of shares redeemed	(877,911,906)	(2,089,472,684)

Net increase (decrease) in net assets resulting from share transactions	583,066,411	112,466,427
Total increase (decrease) in net assets	564,579,095	120,579,339

Net Assets
Beginning of period	2,530,704,802	2,410,125,463
End of period	$3,095,283,897	$2,530,704,802

Other Information
Shares
Sold	145,309,281	228,418,341
Issued in reinvestment of distributions	246	171
Redeemed	(87,276,940)	(219,027,209)
Net increase (decrease)	58,032,587	9,391,303

Financial Highlights
Fidelity® SAI Tax-Free Bond Fund

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.11	$10.00	$10.61	$10.97	$10.89
Income from Investment Operations
Net investment income (loss) A,B	.315	.289	.230	.194	.215
Net realized and unrealized gain (loss)	(.078)	.103	(.613)	(.359)	.085
Total from investment operations	.237	.392	(.383)	(.165)	.300
Distributions from net investment income	(.306)	(.282)	(.227)	(.194)	(.216)
Distributions from net realized gain	(.001)	-	-	(.001)	(.004)
Total distributions	(.307)	(.282)	(.227)	(.195)	(.220)
Net asset value, end of period	$10.04	$10.11	$10.00	$10.61	$10.97
Total Return C	2.38%	4.05%	(3.55)%	(1.53)%	2.83%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.35%	.36%	.38%	.36%	.36%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	3.13%	2.95%	2.33%	1.78%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$3,095,284	$2,530,705	$2,410,125	$2,165,516	$1,797,621
Portfolio turnover rate F	12%	27%	23% G	6%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity SAI Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$41,580,312
Gross unrealized depreciation	(77,769,166)
Net unrealized appreciation (depreciation)	$(36,188,854)
Tax Cost	$3,225,662,175

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(76,778,285)
Net unrealized appreciation (depreciation) on securities and other investments	$(36,188,854)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(11,730,461)
Long-term	(65,047,824)
Total capital loss carryforward	$(76,778,285)

The tax character of distributions paid was as follows:

	January 31, 2025	January 31, 2024
Tax-exempt Income	$83,942,084	$74,855,846
Ordinary Income	290,817	-
Total	$84,232,901	$74,855,846

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Tax-Free Bond Fund	868,223,219	321,250,056
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective March 1, 2024, the Fund pays a monthly management fee that is based on an annual rate of .332% of the Fund's average net assets.

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased.

For the reporting period, the total annual management fee rate was .33% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity SAI Tax-Free Bond Fund	4,127
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through May 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,636,044.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $842.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $27,599.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Tax-Free Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Tax-Free Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends was free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Tax-Free Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a fixed management fee rate (the management fee). In its review of the fund's management fee and total expense ratio, the Board considered a pro forma management fee rate as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9887620.106
STF-ANN-0425
Fidelity® SAI Sustainable Municipal Income Fund

Annual Report
January 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Sustainable Municipal Income Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 101.8%
	Principal Amount (a)	Value ($)
Alabama - 6.5%
Education - 0.3%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	100,000	104,015
Electric Utilities - 4.4%
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 1.95% 8/1/2063 VRDN (b)(c)	1,540,000	1,540,000
General Obligations - 1.8%
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	100,000	105,556
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (b)	100,000	106,535
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	110,000	116,256
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	300,000	320,832
		649,179
TOTAL ALABAMA		2,293,194
Arizona - 3.6%
Electric Utilities - 1.6%
Salt River Proj AZ Agric & Pwr Series 2024 A, 5.25% 1/1/2054	500,000	546,287
General Obligations - 0.6%
Goodyear Ariz Gen. Oblig. Series 2016 A, 3% 7/1/2037	25,000	23,133
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	170,000	182,241
		205,374
Health Care - 0.3%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2038	100,000	111,048
Housing - 0.2%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	80,030	76,330
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	120,000	120,421
Water & Sewer - 0.6%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	195,000	207,084
TOTAL ARIZONA		1,266,544
California - 9.2%
Education - 1.2%
California Edl Facs Auth Rev (Stanford University Proj.) 5% 3/15/2039	30,000	35,917
California Infrastructure & Economic Development Bank (University CA Revs Proj.) Series 2017, 5% 5/15/2047	25,000	25,831
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.5% 6/1/2034	10,000	9,391
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2025	15,000	15,141
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2035	5,000	5,179
University CA Revs Series 2015 I, 5% 5/15/2027	300,000	301,872
University CA Revs Series 2020 BE, 5% 5/15/2042	10,000	10,703
		404,034
Escrowed/Pre-Refunded - 0.0%
California Mun Fin Auth Rev Series 2017, 5% 1/1/2033 (Pre-refunded to 1/1/2028 at 100)	25,000	26,712
General Obligations - 6.2%
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2034	15,000	14,293
Fontana CA Uni Sch Dist Series B, 0% 8/1/2030 (Assured Guaranty Municipal Corp Insured) (d)	125,000	103,967
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2030	250,000	277,238
Poway CA Unified Sch Dist 0% 8/1/2031 (d)	110,000	89,067
Poway CA Unified Sch Dist 0% 8/1/2039 (d)	100,000	57,343
San Diego CA Uni Sch Dist 0% 7/1/2044 (d)	100,000	44,416
San Diego CA Uni Sch Dist Series 2010C, 0% 7/1/2045 (d)	10,000	4,212
San Jose Evergreen CA Cmty Col Gen. Oblig. Series B, 3% 9/1/2036	20,000	19,048
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 3% 6/15/2046	25,000	20,295
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048	200,000	156,431
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2037	300,000	279,915
State of California Gen. Oblig. 5% 9/1/2030	1,000,000	1,112,425
		2,178,650
Housing - 0.3%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	94,128	89,963
Resource Recovery - 0.3%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	120,000	123,216
Transportation - 1.0%
Los Angeles CA Hbr Dept Rev Series 2024 A 2, 5% 8/1/2038 (c)	315,000	341,353
Water & Sewer - 0.2%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2032	10,000	10,226
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020B, 4% 7/1/2029	55,000	56,149
		66,375
TOTAL CALIFORNIA		3,230,303
Colorado - 0.7%
General Obligations - 0.0%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 4% 12/15/2038	10,000	10,080
Health Care - 0.7%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	100,000	74,423
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5.25% 11/1/2037	10,000	11,007
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	15,000	15,745
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2033	125,000	132,774
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2039	10,000	10,368
		244,317
TOTAL COLORADO		254,397
Connecticut - 3.2%
Education - 1.0%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	50,000	44,708
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	150,000	149,263
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series R, 3.25% 7/1/2035	125,000	118,981
University Conn Rev Series 2018 A, 3.625% 11/15/2036	30,000	30,037
		342,989
General Obligations - 0.9%
Connecticut St Gen. Oblig. 3% 6/1/2040	40,000	34,676
Connecticut St Gen. Oblig. 4% 6/1/2034	10,000	10,472
Connecticut St Gen. Oblig. 5% 7/15/2028	75,000	80,372
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2033	30,000	32,144
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	165,000	146,227
University Connecticut (Connecticut St Proj.) Series 2016 A, 3% 3/15/2034	15,000	13,917
		317,808
Housing - 0.1%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2028	25,000	26,703
Special Tax - 1.2%
Connecticut St Spl Tax Oblig 4% 5/1/2036	130,000	134,328
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2029	15,000	16,284
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2045	100,000	108,535
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	150,000	154,570
		413,717
Water & Sewer - 0.0%
South Cent CT Regl Wtr Auth Series B, 5% 8/1/2032	25,000	25,653
TOTAL CONNECTICUT		1,126,870
District Of Columbia - 0.9%
Education - 0.0%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2033	10,000	10,263
Special Tax - 0.9%
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	300,000	316,886
TOTAL DISTRICT OF COLUMBIA		327,149
Florida - 7.0%
Education - 0.1%
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	50,000	37,095
General Obligations - 1.9%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2026	30,000	30,216
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2033	30,000	32,660
Hernando Cnty FL Sch Brd Ctfs (Hernando Cnty FL Sch Dist Proj.) Series 2016A, 3% 7/1/2035 (Assured Guaranty Municipal Corp Insured)	45,000	41,702
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2043	390,000	422,597
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2038	130,000	141,245
		668,420
Health Care - 2.4%
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hosp & Clinics Inc Proj.) Series 2019 A, 3% 12/1/2046	90,000	67,949
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2040 (Assured Guaranty Municipal Corp Insured)	200,000	218,029
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 5% 8/15/2034	195,000	204,924
Halifax Hosp Med Ctr FL Hosp Series 2016, 3.75% 6/1/2041	125,000	111,128
Lakeland FL Hosp Sys Rev Series 2016, 5% 11/15/2029	15,000	15,433
Miami-Dade Cty FL Hlth Hsp Rev (Nicklaus Childrens Hospital,Fl Proj.) Series 2021 A, 5% 8/1/2030	40,000	43,560
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2035	150,000	158,332
		819,355
Housing - 0.8%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (b)	300,000	299,013
Special Tax - 0.1%
Jacksonville FL Trans Rev Series 2015, 3.5% 10/1/2036	30,000	29,426
Jacksonville FL Trans Rev Series 2015, 3.5% 10/1/2037	15,000	14,561
		43,987
Transportation - 1.5%
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Municipal Corp Insured) (c)	250,000	259,536
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.5% 7/1/2053 (c)	250,000	252,481
		512,017
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2029	25,000	26,332
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 5% 10/1/2027	55,000	58,082
		84,414
TOTAL FLORIDA		2,464,301
Georgia - 6.5%
Education - 0.9%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	15,000	15,507
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2019 A, 5% 9/1/2039	100,000	105,806
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series B, 3% 10/1/2043	265,000	216,456
		337,769
Electric Utilities - 3.6%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 2% 11/1/2048 VRDN (b)	950,000	950,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (b)	300,000	302,622
		1,252,622
General Obligations - 0.9%
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	100,000	101,250
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)(e)	200,000	213,660
		314,910
Health Care - 1.1%
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 3% 7/1/2044	425,000	338,460
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	65,000	56,905
		395,365
TOTAL GEORGIA		2,300,666
Hawaii - 1.0%
General Obligations - 1.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2049	330,000	362,576
Illinois - 8.2%
Education - 2.1%
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	205,000	176,424
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2032	15,000	15,948
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2038	300,000	311,661
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2035	150,000	155,513
University of Illinois (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2043	95,000	104,413
		763,959
General Obligations - 1.5%
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	125,000	130,704
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	50,000	51,894
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	200,000	198,837
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	150,000	162,817
		544,252
Health Care - 2.3%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	100,000	86,323
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	30,000	30,783
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	60,000	52,478
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018A, 5% 5/15/2032	45,000	46,955
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2041	70,000	67,016
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3.25% 5/15/2039	480,000	438,049
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	70,000	73,209
		794,813
Special Tax - 2.3%
Illinois St Sales Tax Rev Series FEBRUARY 2024 B, 5% 6/15/2036	295,000	323,454
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2026	150,000	153,316
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2033	200,000	181,461
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2033 (National Public Finance Guarantee Corporation Insured) (d)	200,000	147,534
		805,765
TOTAL ILLINOIS		2,908,789
Indiana - 0.1%
Housing - 0.1%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 1/1/2028	15,000	15,812
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	25,000	26,557
		42,369
TOTAL INDIANA		42,369
Iowa - 0.5%
Education - 0.5%
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2033 (c)	155,000	165,078
Kentucky - 1.2%
Education - 0.0%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	20,000	20,176
General Obligations - 0.2%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	30,000	31,442
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2033	20,000	21,136
		52,578
Health Care - 0.4%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	50,000	49,085
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Municipal Corp Insured)	20,000	17,386
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2026	20,000	20,246
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2031	60,000	61,458
		148,175
Industrial Development - 0.6%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 2.35% 7/1/2060 VRDN (b)(c)	200,000	200,000
TOTAL KENTUCKY		420,929
Louisiana - 1.0%
Health Care - 1.0%
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Hospital Proj.) Series 2020 A, 3% 6/1/2050 (Assured Guaranty Municipal Corp Insured)	415,000	310,260
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 3% 5/15/2047	75,000	56,864
		367,124
TOTAL LOUISIANA		367,124
Maine - 0.9%
Education - 0.1%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	30,000	31,226
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	10,000	10,370
		41,596
Health Care - 0.8%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2030	250,000	264,742
TOTAL MAINE		306,338
Maryland - 0.5%
Education - 0.2%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	60,000	61,843
University MD Sys Auxiliary Fac & Tuition Series 2016 A, 3% 4/1/2035	15,000	14,170
		76,013
General Obligations - 0.1%
Howard Cnty MD Hsg Comm Lease Rev (Howard Cnty MD Proj.) 2% 6/1/2039	20,000	14,838
Montgomery Cnty MD Ctfs Partn (Montgomery Cnty MD Proj.) Series 2020 A, 5% 10/1/2027	15,000	15,873
		30,711
Special Tax - 0.1%
Maryland St Dept Transn Cons Series 2016, 4% 9/1/2027	10,000	10,300
Maryland St Dept Transn Cons Series 2020, 5% 10/1/2033	10,000	10,971
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	10,000	8,329
		29,600
Water & Sewer - 0.1%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 B, 5% 7/1/2032	25,000	25,799
TOTAL MARYLAND		162,123
Massachusetts - 6.7%
Education - 0.8%
Massachusetts Development Finance Agency (President and Fellows of Harvard College Proj.) Series 2020 A, 5% 10/15/2029	30,000	33,108
Massachusetts Development Finance Agency (President and Fellows of Harvard College Proj.) Series 2020 A, 5% 10/15/2030	25,000	28,071
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2018 L, 5% 10/1/2033	35,000	35,356
Massachusetts St Dev Fin Agy Rv (President and Fellows of Harvard College Proj.) Series 2024 B, 5% 2/15/2034	100,000	116,982
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2032	50,000	55,976
		269,493
General Obligations - 3.1%
Arlington MA Series 2021, 2% 9/15/2031	65,000	58,442
Arlington MA Series 2021, 2% 9/15/2035	100,000	83,219
Arlington MA Series 2021, 2% 9/15/2036	165,000	134,528
Billerica MA Gen. Oblig. Series 2017A, 3.25% 2/1/2036	10,000	9,657
Foxborough Mass Gen. Oblig. Series 2016, 3% 5/15/2046	25,000	19,988
Lunenburg Mass Gen. Oblig. 3.125% 1/15/2039	25,000	22,684
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2027	25,000	26,373
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2045	340,000	357,389
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	10,000	10,403
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2045	375,000	395,224
		1,117,907
Health Care - 1.2%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (b)	20,000	21,706
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	75,000	68,194
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	265,000	242,699
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	15,000	15,778
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 4% 7/1/2036	75,000	71,171
		419,548
Special Tax - 1.1%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	45,000	49,614
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2034	5,000	5,490
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	100,000	105,482
Massachusetts St Transn Fd Rev Series 2019A, 5% 6/1/2049	215,000	223,008
		383,594
Water & Sewer - 0.5%
Boston MA Wtr & Swr Commn Series 2016B, 3% 11/1/2041	195,000	167,479
TOTAL MASSACHUSETTS		2,358,021
Michigan - 2.6%
Education - 1.0%
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2047	50,000	45,201
University MI Univ Revs Series 2020 A, 5% 4/1/2039	15,000	16,141
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2034 (Build America Mutual Assurance Co Insured)	250,000	284,991
		346,333
Health Care - 0.2%
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) 5% 11/15/2034	15,000	15,408
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	20,000	20,580
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	40,000	29,723
Michigan St Hosp Fin Auth Rev (Ascension Health Credit Group Proj.) 5% 11/15/2047	10,000	10,336
		76,047
Water & Sewer - 1.4%
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2029	30,000	31,899
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2035	15,000	15,719
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2020 B, 5% 7/1/2045	430,000	448,221
		495,839
TOTAL MICHIGAN		918,219
Minnesota - 2.4%
Education - 0.7%
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	250,000	262,782
General Obligations - 0.2%
Bemidji Minn Gen. Oblig. Series 2017A, 3% 2/1/2034 (Assured Guaranty Municipal Corp Insured)	60,000	56,462
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	15,000	15,284
Minnesota St Gen. Oblig. Series 2019 A, 5% 8/1/2030	10,000	10,925
		82,671
Health Care - 1.3%
Maple Grove MN Health Care Sys Rev Series 2017, 3.375% 5/1/2033 (North Memorial Med Center, MN Guaranteed)	50,000	46,132
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	200,000	212,992
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2016A, 3% 5/1/2032	60,000	55,263
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 3.125% 11/15/2032	105,000	97,358
		411,745
Housing - 0.2%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	97,739	77,834
TOTAL MINNESOTA		835,032
Mississippi - 1.1%
Electric Utilities - 1.1%
Mississippi Bus Fin Corp Sld Wst Disp Rev (Mississippi Power Co Proj.) Series 1998, 2% 5/1/2028 VRDN (b)(c)	400,000	400,000
Missouri - 2.1%
General Obligations - 2.1%
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2038	500,000	537,391
St Louis County Library District 3% 4/1/2046	255,000	201,323
		738,714
TOTAL MISSOURI		738,714
Nebraska - 0.5%
General Obligations - 0.1%
Central Plains Energy Proj NE Gas Proj Rev 4% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	50,000	50,113
Health Care - 0.4%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children's Hospital Proj.) Series 2020 A, 5% 11/15/2030	125,000	135,934
TOTAL NEBRASKA		186,047
New Hampshire - 0.2%
Education - 0.2%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (c)	50,000	54,046
New Jersey - 3.8%
Education - 1.8%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2054 (Build America Mutual Assurance Co Insured)	350,000	367,362
New Jersey Educational Facilities Authority (College (The) of New Jersey,Nj Proj.) Series 2016 F, 3% 7/1/2040	325,000	270,480
		637,842
General Obligations - 2.0%
Mercer Cnty NJ Gen. Oblig. Series 2021, 2% 2/15/2032	115,000	99,623
Mercer Cnty NJ Gen. Oblig. Series 2021, 2.375% 2/15/2030	15,000	13,949
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (d)	50,000	39,164
New Jersey Trans Trust Fund Auth 5% 6/15/2033	95,000	105,005
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	100,000	108,227
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	106,367
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	50,000	50,047
New Jersey Trans Trust Fund Auth Series 2022 BB, 5% 6/15/2031	130,000	144,558
Ocean City NJ Gen. Oblig. 2% 10/15/2030	25,000	22,440
		689,380
TOTAL NEW JERSEY		1,327,222
New York - 9.7%
Education - 1.6%
Dutchess Cnty NY Loc Dev Corp Rev (Vassar College, NY Proj.) Series 2020, 5% 7/1/2045	60,000	62,220
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2017 D, 4% 7/1/2043	45,000	44,302
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series A, 3.875% 7/1/2042	15,000	14,593
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2018 A, 5% 7/1/2036	10,000	10,600
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2029	110,000	117,161
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2034	200,000	213,729
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) Series 2015 A, 3.75% 7/1/2046	10,000	8,673
Saratoga Cnty NY Cap Resource Corp Rev (Skidmore College, NY Proj.) 5% 7/1/2045	90,000	93,638
		564,916
Electric Utilities - 0.7%
Long Island Pwr Auth NY Elec 5% 9/1/2035	10,000	10,962
Long Island Pwr Auth NY Elec 5% 9/1/2038	170,000	184,700
Long Island Pwr Auth NY Elec Series 2021A, 4% 9/1/2037	75,000	76,729
		272,391
General Obligations - 5.1%
City of New York NY Gen. Oblig. 5% 8/1/2047	290,000	304,076
City of New York NY Gen. Oblig. Series FISCAL 2008 J 11, 5% 8/1/2026	190,000	196,318
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 5% 3/1/2043	535,000	579,563
City of New York NY Series FISCAL 2023E SUB E1, 5.25% 4/1/2047	500,000	539,156
Kingston NY City Sch Dist Series 2021, 2% 6/15/2035	75,000	60,298
Suffolk Cnty NY Gen. Oblig. Series 2017 C, 4% 2/1/2028 (Build America Mutual Assurance Co Insured)	100,000	103,871
		1,783,282
Special Tax - 1.4%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	100,000	75,445
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	15,000	15,594
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2036	250,000	278,655
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 4% 3/15/2035	30,000	30,887
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	85,000	91,108
		491,689
Transportation - 0.9%
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	20,000	21,123
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2029	50,000	52,804
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2031	135,000	142,213
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2039	70,000	73,514
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2035	20,000	22,289
		311,943
TOTAL NEW YORK		3,424,221
North Carolina - 0.4%
Education - 0.3%
University NC Chapel Hill Rev (University NC Chapel Hill Rev Proj.) Series 2021B, 5% 12/1/2038	100,000	110,395
Health Care - 0.1%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	25,000	26,668
TOTAL NORTH CAROLINA		137,063
Ohio - 2.0%
Education - 0.1%
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 12/1/2029	25,000	26,375
General Obligations - 0.7%
Fairfield Cnty OH Gen. Oblig. Series 2015, 3.5% 12/1/2037	10,000	9,750
Forest Hills OH Loc Sch Dist Series 2015, 3.25% 12/1/2038	15,000	13,725
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2039	180,000	193,479
State of Ohio Gen. Oblig. Series 2019 A, 5% 5/1/2030	20,000	20,928
Willoughby-Eastlake Ohio Csd Series 2016, 3.375% 12/1/2036	20,000	18,526
		256,408
Health Care - 1.1%
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2020 A, 3.75% 8/15/2050	250,000	221,133
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	50,000	48,277
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 3% 1/15/2045	30,000	23,515
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	120,000	109,900
		402,825
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2030	15,000	16,213
Water & Sewer - 0.1%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2033	20,000	19,123
TOTAL OHIO		720,944
Oklahoma - 0.8%
Education - 0.8%
Oklahoma St Univ Agri & Mechanical College Rev Series 2020 A, 5% 9/1/2032	15,000	16,448
University of Oklahoma/The Series 2024A, 5% 7/1/2049	235,000	249,220
		265,668
TOTAL OKLAHOMA		265,668
Oregon - 1.2%
Health Care - 1.2%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	15,000	15,728
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	140,000	149,671
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	350,000	268,833
		434,232
TOTAL OREGON		434,232
Pennsylvania - 2.2%
Education - 0.3%
Allegheny Cnty High Ed Bldg Auth (Carnegie-Mellon Univ, PA Proj.) Series 2024A, 5% 8/1/2027	100,000	105,328
General Obligations - 0.5%
Allegheny County PA Gen. Oblig. Series C 78, 3% 11/1/2036	20,000	18,502
Bethlehem PA Area School Dist 3% 2/1/2036	40,000	37,119
Lackawanna Cnty PA Gen. Oblig. Series 2017, 3.375% 9/1/2035 (Build America Mutual Assurance Co Insured)	70,000	67,909
Penn Hills School District Series 2020, 3% 10/1/2037	75,000	68,513
		192,043
Health Care - 1.4%
Chester Cnty PA Hlth & Ed Facs Auth (Main Line Health Inc Proj.) Series 2017 A, 4% 10/1/2042	200,000	191,934
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	45,000	46,421
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	30,000	31,164
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	10,000	10,601
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2032	180,000	190,361
		470,481
TOTAL PENNSYLVANIA		767,852
Rhode Island - 0.1%
Education - 0.1%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2047	25,000	26,436
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (c)	20,000	20,824
		47,260
TOTAL RHODE ISLAND		47,260
South Carolina - 1.0%
Education - 0.9%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2044 (e)	300,000	326,304
General Obligations - 0.1%
Greenwood Fifty Sch Facs Inc SC Installment Pur Rev Series 2016, 3% 12/1/2030	45,000	42,992
TOTAL SOUTH CAROLINA		369,296
Tennessee - 1.1%
Education - 0.0%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	10,000	10,112
Health Care - 0.3%
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) 5% 4/1/2027	25,000	25,629
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	95,000	92,936
		118,565
Housing - 0.8%
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	250,000	247,806
TOTAL TENNESSEE		376,483
Texas - 3.8%
Education - 1.1%
Board of Regents of the University of Texas System Series 2021 A, 2% 8/15/2036	200,000	155,314
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	20,000	17,635
Texas A&M Univ Perm Univ Fund 5% 7/1/2042	140,000	151,752
University Houston TX Univ Rev Series 2017 C, 3.125% 2/15/2036	70,000	64,836
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	35,000	29,652
		419,189
General Obligations - 0.8%
Alvin Tex Indpt Sch Dist Series 2016 A, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	20,000	20,446
County of Collin TX Gen. Oblig. Series 2019, 3.25% 2/15/2037	150,000	139,726
Cypress-Fairbanks TX Isd 5% 2/15/2025 (Permanent Sch Fund of Texas Guaranteed)	15,000	15,011
Denton Cnty TX Gen. Oblig. Series 2016, 3% 7/15/2034	50,000	46,940
LA Joya Tex Indpt Sch Dist Series 2013, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	10,000	9,216
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	50,000	51,471
		282,810
Health Care - 0.4%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2016, 3% 11/15/2032	135,000	125,146
Housing - 0.7%
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	250,000	248,701
Transportation - 0.1%
North TX Twy Auth Rev 3% 1/1/2046	25,000	19,372
Water & Sewer - 0.7%
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2036	200,000	220,569
San Antonio TX Wtr Rev 5% 5/15/2027	10,000	10,485
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	15,000	15,833
		246,887
TOTAL TEXAS		1,342,105
Utah - 0.1%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 3% 5/15/2047	40,000	32,284
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	5,321	4,354
TOTAL UTAH		36,638
Virginia - 1.4%
General Obligations - 1.4%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,000	10,572
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2039	20,000	17,716
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2027	20,000	21,016
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2029	60,000	63,362
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2019, 3% 5/15/2033	225,000	215,249
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2019A, 4% 8/1/2036	150,000	153,045
		480,960
Health Care - 0.0%
Virginia Comwlth Univ Health Sys Auth Rev Series A, 5% 7/1/2028	5,000	5,228
TOTAL VIRGINIA		486,188
Washington - 3.7%
Electric Utilities - 1.0%
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2034 (Bonneville Power Administration Guaranteed)	100,000	109,280
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 4% 1/1/2044	250,000	240,343
		349,623
General Obligations - 1.9%
State of Washington Gen. Oblig. Series 2016D, 5% 2/1/2028	130,000	132,567
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2027	50,000	52,741
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2027	60,000	63,289
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	10,000	10,799
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2043	195,000	206,352
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2042	40,000	42,906
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2041	125,000	136,276
		644,930
Health Care - 0.5%
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	25,000	25,690
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2037	130,000	125,109
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	40,000	41,519
		192,318
Housing - 0.3%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	120,000	122,657
TOTAL WASHINGTON		1,309,528
West Virginia - 0.9%
Health Care - 0.9%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	100,000	100,637
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	100,000	87,134
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	120,000	128,185
		315,956
TOTAL WEST VIRGINIA		315,956
Wisconsin - 3.0%
Escrowed/Pre-Refunded - 0.0%
Wisconsin General Fund Annual Appropiation 5% 5/1/2026	15,000	15,413
General Obligations - 0.8%
Sun Prairie WI Area Sch Dist Series 2017, 3.5% 3/1/2037	20,000	19,382
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034 (e)	200,000	232,328
		251,710
Health Care - 2.2%
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) Series 2022 A, 5% 10/1/2052	300,000	310,442
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	60,000	57,010
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) Series 2016 A, 3.5% 2/15/2046	330,000	260,730
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2035	50,000	52,835
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	100,000	99,100
		780,117
TOTAL WISCONSIN		1,047,240
TOTAL MUNICIPAL SECURITIES (Cost $35,653,405)		35,896,725

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $6,848)	2.00	6,847	6,848

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $35,660,253)	35,903,573
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(642,782)
NET ASSETS - 100.0%	35,260,791

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	1,119,112	6,158,749	7,270,852	9,885	(51)	(110)	6,848	6,847	0.0%
Total	1,119,112	6,158,749	7,270,852	9,885	(51)	(110)	6,848	6,847

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	5,749,030	-	5,749,030	-
Electric Utilities	4,360,923	-	4,360,923	-
Escrowed/Pre-Refunded	42,125	-	42,125	-
General Obligations	11,948,458	-	11,948,458	-
Health Care	7,092,033	-	7,092,033	-
Housing	1,251,943	-	1,251,943	-
Industrial Development	320,421	-	320,421	-
Resource Recovery	123,216	-	123,216	-
Special Tax	2,485,238	-	2,485,238	-
Transportation	1,184,685	-	1,184,685	-
Water & Sewer	1,338,653	-	1,338,653	-

Money Market Funds	6,848	6,848	-	-
Total Investments in Securities:	35,903,573	6,848	35,896,725	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $35,653,405)	$35,896,725
Fidelity Central Funds (cost $6,848)	6,848

Total Investment in Securities (cost $35,660,253)		$35,903,573
Cash		39,411
Receivable for fund shares sold		19,667
Interest receivable		375,838
Distributions receivable from Fidelity Central Funds		322
Prepaid expenses		18
Receivable from investment adviser for expense reductions		5,718
Other receivables		16
Total assets		36,344,563
Liabilities
Payable for investments purchased on a delayed delivery basis	$765,859
Payable for fund shares redeemed	188,490
Distributions payable	64,376
Accrued management fee	9,429
Other payables and accrued expenses	55,618
Total liabilities		1,083,772
Net Assets		$35,260,791
Net Assets consist of:
Paid in capital		$34,970,459
Total accumulated earnings (loss)		290,332
Net Assets		$35,260,791
Net Asset Value, offering price and redemption price per share ($35,260,791 ÷ 3,495,658 shares)		$10.09
Statement of Operations
Year ended January 31, 2025
Investment Income
Interest		$1,003,794
Income from Fidelity Central Funds		9,885
Total income		1,013,679
Expenses
Management fee	$90,114
Custodian fees and expenses	3,730
Independent trustees' fees and expenses	67
Registration fees	24,916
Audit fees	67,682
Legal	45
Miscellaneous	105
Total expenses before reductions	186,659
Expense reductions	(89,281)
Total expenses after reductions		97,378
Net Investment income (loss)		916,301
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(24,293)
Fidelity Central Funds	(51)
Total net realized gain (loss)		(24,344)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(395,174)
Fidelity Central Funds	(110)
Total change in net unrealized appreciation (depreciation)		(395,284)
Net gain (loss)		(419,628)
Net increase (decrease) in net assets resulting from operations		$496,673
Statement of Changes in Net Assets

	Year ended January 31, 2025	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$916,301	$436,352
Net realized gain (loss)	(24,344)	6,726
Change in net unrealized appreciation (depreciation)	(395,284)	485,377
Net increase (decrease) in net assets resulting from operations	496,673	928,455
Distributions to shareholders	(859,596)	(428,831)

Share transactions
Proceeds from sales of shares	20,297,458	9,011,427
Reinvestment of distributions	316,554	326,849
Cost of shares redeemed	(5,205,387)	(1,088,890)

Net increase (decrease) in net assets resulting from share transactions	15,408,625	8,249,386
Total increase (decrease) in net assets	15,045,702	8,749,010

Net Assets
Beginning of period	20,215,089	11,466,079
End of period	$35,260,791	$20,215,089

Other Information
Shares
Sold	2,003,275	923,173
Issued in reinvestment of distributions	31,247	33,010
Redeemed	(514,639)	(112,714)
Net increase (decrease)	1,519,883	843,469

Financial Highlights
Fidelity® SAI Sustainable Municipal Income Fund

Years ended January 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.23	$10.13	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.343	.323	.218
Net realized and unrealized gain (loss)	(.161)	.092	.130
Total from investment operations	.182	.415	.348
Distributions from net investment income	(.322)	(.310)	(.218)
Distributions from net realized gain	-	(.005)	-
Total distributions	(.322)	(.315)	(.218)
Net asset value, end of period	$10.09	$10.23	$10.13
Total Return D,E	1.82%	4.25%	3.56%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.69%	.99%	1.18% H,I
Expenses net of fee waivers, if any	.36%	.36%	.36% I
Expenses net of all reductions	.36%	.36%	.35% I
Net investment income (loss)	3.38%	3.26%	2.74% I
Supplemental Data
Net assets, end of period (000 omitted)	$35,261	$20,215	$11,466
Portfolio turnover rate J	3%	2%	0% I

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAudit fees are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity SAI Sustainable Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$593,254
Gross unrealized depreciation	(278,027)
Net unrealized appreciation (depreciation)	$315,227
Tax Cost	$35,588,346

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$107
Capital loss carryforward	$(24,147)
Net unrealized appreciation (depreciation) on securities and other investments	$315,227

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(24,147)
Total capital loss carryforward	$(24,147)

The tax character of distributions paid was as follows:

	January 31, 2025	January 31, 2024
Tax-exempt Income	$859,596	$420,320
Ordinary Income	-	8,511
Total	$859,596	$ 428,831

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Municipal Income Fund	15,554,437	728,293
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective March 1, 2024, the fund pays a monthly management fee that is based on an annual rate of .332% of the Fund's average net assets.

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .09% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased.

For the reporting period, the total annual management fee rate was .33% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable Municipal Income Fund	-	231,045	(119)
Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity SAI Sustainable Municipal Income Fund	38
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .36% of average net assets. This reimbursement will remain in place through May 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $89,042.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $16.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $223.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable Municipal Income Fund	26%

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Sustainable Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Sustainable Municipal Income Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of January 31, 2025, the related statement of operations for the year ended January 31, 2025, the statement of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the two years in the period ended January 31, 2025 and for the period April 13, 2022 (commencement of operations) through January 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2025 and the financial highlights for each of the two years in the period ended January 31, 2025 and for the period April 13, 2022 (commencement of operations) through January 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 12, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends was free from federal income tax, and 8.63% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a fixed management fee rate (the management fee). In its review of the fund's management fee and total expense ratio, the Board considered a pro forma management fee rate as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9904935.102
MNI-ANN-0425
Fidelity® SAI Conservative Income Municipal Bond Fund

Annual Report
January 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Conservative Income Municipal Bond Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 93.5%
	Principal Amount (a)	Value ($)
Alabama - 6.2%
Electric Utilities - 2.4%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (c)	505,000	508,096
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.3% tender 7/15/2034 (c)	3,400,000	3,405,440
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 1.8% 9/1/2031 VRDN (b)(c)	5,150,000	5,150,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) 1.8% 12/1/2036 VRDN (b)(c)	3,200,000	3,200,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 1.95% 8/1/2063 VRDN (b)(c)	22,400,000	22,400,000
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) 1.8% 12/1/2038 VRDN (b)(c)	3,200,000	3,200,000
		37,863,536
General Obligations - 0.4%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (c)	2,055,000	2,076,428
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	195,000	197,718
Black Belt Energy Gas District 5.25% 6/1/2026 (Morgan Stanley Guaranteed)	445,000	454,413
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2025 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	580,000	582,648
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	795,000	809,473
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	430,000	440,927
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	140,000	145,663
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2025 (Morgan Stanley Guaranteed)	225,000	225,406
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2026 (Pacific Life Insurance Co Guaranteed)	605,000	620,296
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2027 (Pacific Life Insurance Co Guaranteed)	605,000	627,900
		6,180,872
Health Care - 0.1%
Health Care Auth For Bapt Hlth Ala Series 2013B, 3.67% 11/1/2042 VRDN (c)	1,678,000	1,678,000
Industrial Development - 0.1%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.5% 8/1/2036 VRDN (b)(c)	1,410,000	1,410,000
Synthetics - 3.1%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 2.55% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(d)	3,200,000	3,200,000
Black Belt Energy Gas District Participating VRDN 2.55% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	7,185,000	7,185,000
Black Belt Energy Gas District Participating VRDN 2.55% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	1,635,000	1,635,000
Black Belt Energy Gas District Participating VRDN 2.55% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	1,605,000	1,605,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 2.55% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	21,400,000	21,400,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN Series 2022 XM1062, 2.55% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	12,900,000	12,900,000
		47,925,000
Water & Sewer - 0.1%
Jefferson Cnty AL Swr Rev 5% 10/1/2025	520,000	526,050
Jefferson Cnty AL Swr Rev 5% 10/1/2026	310,000	318,915
Jefferson Cnty AL Swr Rev 5% 10/1/2027	290,000	303,012
		1,147,977
TOTAL ALABAMA		96,205,385
Alaska - 0.1%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026 (e)	890,000	911,669
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2027 (e)	695,000	724,776
		1,636,445
Transportation - 0.0%
Alaska Airport Series 2021 C, 5% 10/1/2025 (b)	620,000	628,038
TOTAL ALASKA		2,264,483
Arizona - 5.9%
Electric Utilities - 3.3%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(c)	940,000	940,644
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.45% 5/1/2029 VRDN (c)	25,600,000	25,600,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.45% 5/1/2029 VRDN (c)	24,300,000	24,300,000
		50,840,644
Health Care - 1.1%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2025	2,640,000	2,683,202
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2026	3,345,000	3,466,072
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	2,685,000	2,827,006
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (c)	4,270,000	4,361,311
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (c)	1,500,000	1,533,992
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2025	2,115,000	2,136,136
		17,007,719
Housing - 0.0%
Arizona St Indl Dev Auth Multifamily Hsg Rev Series 2024, 5% tender 3/1/2045 (c)	1,082,000	1,106,936
Industrial Development - 0.5%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	7,300,000	7,477,827
Synthetics - 0.6%
Arizona Ind Dev Auth Participating VRDN Series 2023 MIZ9149, 2.57% 7/1/2040 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	3,700,000	3,700,000
Arizona Ind Dev Auth Participating VRDN Series 2023 MIZ9157, 2.57% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,094,031	1,094,031
Arizona Indl Dev Auth Participating VRDN Series 2023 XF3174, 2.57% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	5,055,000	5,055,000
		9,849,031
Transportation - 0.4%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2018, 5% 7/1/2025 (b)	1,460,000	1,471,788
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2025 (b)	1,500,000	1,512,111
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (b)	2,430,000	2,493,919
		5,477,818
TOTAL ARIZONA		91,759,975
Arkansas - 0.1%
Industrial Development - 0.1%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.5% 6/1/2028 VRDN (b)(c)	900,000	900,000
California - 7.4%
Escrowed/Pre-Refunded - 0.0%
Port Oakland Calif Rev 5% 5/1/2026 (Escrowed to Maturity) (b)	5,000	5,133
General Obligations - 0.7%
Anaheim CA Pub Fin Auth Lease Rev (Anaheim CA Proj.) 0% 9/1/2025 (Assured Guaranty Municipal Corp Insured) (f)	3,645,000	3,579,870
California Community Choice Financing Authority 5% 12/1/2026 (Athene Annuity And Life Company Guaranteed)	1,000,000	1,023,605
California Community Choice Financing Authority 5% 3/1/2028 (Morgan Stanley Guaranteed)	1,805,000	1,885,553
Los Angeles CA TRAN Series 2024, 5% 6/26/2025	1,390,000	1,398,586
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2025	2,850,000	2,876,515
		10,764,129
Health Care - 0.1%
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 C, 5% tender 10/1/2039 (c)	1,545,000	1,557,419
Resource Recovery - 1.3%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.8% tender 7/1/2041 (b)(c)	5,000,000	5,001,426
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 1.3% tender 2/1/2039 (c)(g)	5,875,000	5,843,313
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020, 4.1% tender 10/1/2045 (b)(c)	5,300,000	5,301,538
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2022A, 4.125% tender 10/1/2041 (b)(c)	1,000,000	1,000,895
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 4.05% tender 7/1/2043 (b)(c)(g)	2,500,000	2,500,328
		19,647,500
Synthetics - 4.6%
California Community Choice Financing Authority Participating VRDN Series 2022 XF3007, 2.55% 5/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	16,315,000	16,315,000
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 2.57% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,010,000	1,010,000
California Hsg Fin Agcy Rev Participating VRDN Series 2022 MIZ9097, 2.57% 6/1/2062, LOC Mizuho Capital Markets LLC (c)(d)	657,594	657,594
California Multi Fam Hsg Rev Participating VRDN Series 2025 CF7013, 2.37% 7/1/2052 (Liquidity Facility Citibank NA) (c)(d)	4,100,000	4,100,000
California Statewide Cmntys Dev Auth Multi-family Hsg Rev Participating VRDN Series 2024 MIZ9162, 2.57% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	660,000	660,000
California Stwide Cmnty Mf Rev Participating VRDN 2.45% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	3,610,000	3,610,000
California Stwide Cmnty Mf Rev Participating VRDN 2.45% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	9,659,756	9,659,756
Los Angeles Cmty Redv Agy Mfhr Participating VRDN Series 2022 MIZ9089, 2.45% 4/15/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	18,695,000	18,695,001
Los Angeles Multi Family Hsg Rev Participating VRDN 2.65% 10/1/2058 (Liquidity Facility Deutsche Bank AG NY) (c)(d)	700,000	700,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 2.35% 5/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	2,300,000	2,300,000
San Francisco City & County Multi-family Hsg Rev Participating VRDN 2.57% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(h)	14,585,000	14,585,000
		72,292,351
Transportation - 0.7%
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (b)	540,000	542,632
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)	1,310,000	1,335,726
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2025 (b)	2,000,000	2,009,749
Los Angeles CA Dept Arpts Rev Series 2022 G, 5% 5/15/2025 (b)	365,000	366,779
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2025 (b)	170,000	170,829
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (b)	295,000	300,793
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (b)	1,000,000	1,023,851
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2025 (b)	550,000	552,647
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2026 (b)	2,160,000	2,212,852
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (b)	2,190,000	2,266,395
San Jose Calif Arpt Rev Series 2021 B, 5% 3/1/2025	135,000	135,248
		10,917,501
TOTAL CALIFORNIA		115,184,033
Colorado - 2.0%
Education - 0.0%
Colorado Edl & Cultural Fac Auth Rev (Mesivta Of Greater Los Angeles Proj.) 2.6% 6/1/2029, LOC Barlatier SA VRDN (c)	435,000	435,000
Health Care - 0.4%
Colorado Health Facilities Authority (Advent Health Proj.) Series B, 5% 11/15/2027	2,370,000	2,433,983
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2025	145,000	147,028
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 1, 5% tender 8/1/2049 (c)	1,000,000	1,001,650
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (c)	3,200,000	3,289,173
		6,871,834
Housing - 0.3%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2024, 3.5% tender 11/1/2043 (c)	2,910,000	2,915,794
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (c)	1,158,000	1,159,044
		4,074,838
Synthetics - 0.9%
Colorado Health Facilities Authority Participating VRDN 2.4% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	5,880,000	5,880,000
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 2.55% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	7,470,000	7,470,000
		13,350,000
Transportation - 0.4%
Denver CO City & Cnty Arpt 5% 11/15/2025 (b)	1,460,000	1,482,617
Denver CO City & Cnty Arpt 5.25% 11/15/2026 (b)	1,820,000	1,891,184
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (b)	1,625,000	1,694,691
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2025 (b)	995,000	1,010,414
		6,078,906
TOTAL COLORADO		30,810,578
Connecticut - 2.0%
Education - 1.1%
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2025	165,000	166,291
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 1.1% tender 7/1/2049 (c)	3,300,000	3,297,757
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (c)	6,410,000	6,385,596
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (c)	4,850,000	4,826,174
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (c)	1,135,000	1,135,133
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series U2, 1.1% tender 7/1/2033 (c)	1,315,000	1,314,106
		17,125,057
General Obligations - 0.4%
City of Hartford CT Gen. Oblig. Series 2015 C, 5% 7/15/2025 (Assured Guaranty Municipal Corp Insured)	695,000	702,004
Connecticut St Gen. Oblig. 5% 5/15/2025	185,000	186,194
Connecticut St Gen. Oblig. Series 2013A, 3.24% 3/1/2025 (c)	390,000	390,190
Connecticut St Spl Tax Oblig 5% 5/1/2026	465,000	478,125
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2025	180,000	181,676
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2026 (Build America Mutual Assurance Co Insured)	255,000	262,487
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2027 (Build America Mutual Assurance Co Insured)	235,000	246,644
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2027 (Assured Guaranty Municipal Corp Insured)	1,810,000	1,899,684
West Haven CT BAN Series 2024, 5% 2/13/2025	2,000,000	2,001,152
		6,348,156
Health Care - 0.4%
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2025	730,000	736,465
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2026	2,735,000	2,814,594
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2027	2,600,000	2,727,142
		6,278,201
Special Tax - 0.1%
Connecticut St Spl Tax Oblig 5% 5/1/2025	1,445,000	1,453,002
Connecticut St Spl Tax Oblig Series A, 5% 8/1/2026	365,000	368,509
		1,821,511
TOTAL CONNECTICUT		31,572,925
Delaware - 0.0%
Electric Utilities - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 1.05% tender 1/1/2031 (c)	210,000	207,291
District Of Columbia - 0.6%
Special Tax - 0.0%
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2025	365,000	368,598
Transportation - 0.6%
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2026 (b)	610,000	626,413
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2027 (b)	1,000,000	1,040,832
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2026 (b)	715,000	734,239
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (b)	1,770,000	1,817,625
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (b)	4,035,000	4,199,757
		8,418,866
TOTAL DISTRICT OF COLUMBIA		8,787,464
Florida - 9.3%
Electric Utilities - 0.1%
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2015, 2.45% 6/1/2045 VRDN (b)(c)	1,800,000	1,800,000
Escrowed/Pre-Refunded - 0.0%
Greater Orlando Aviation Auth 5% 10/1/2025 (Escrowed to Maturity) (b)	210,000	212,886
General Obligations - 0.3%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2022 A, 5% 7/1/2025	580,000	585,070
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	1,020,000	1,029,168
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	1,785,000	1,839,005
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	165,000	167,326
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) Series 2022 A, 5% 8/1/2026 (Assured Guaranty Municipal Corp Insured)	380,000	391,438
		4,012,007
Health Care - 0.9%
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2025	435,000	439,026
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2026	440,000	452,124
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2027	1,000,000	1,042,956
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 2.85% 4/1/2049 VRDN (c)	10,965,000	10,965,000
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (c)	1,045,000	1,079,688
		13,978,794
Housing - 1.2%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (c)	2,910,000	2,900,429
Broward Cty FL Hsg Aut Hsg Rev Series 2023, 4.05% tender 9/1/2056 (c)	684,000	689,938
Fla Hsg Fin Corp Multifamily Mtg Rev 3.35% tender 10/1/2027 (c)	2,500,000	2,495,031
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (c)	565,000	574,865
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (c)	405,000	410,854
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (c)	1,390,000	1,398,325
Lee Cnty FL Hsg Fin Auth Mfh Series 2023 A, 3.55% tender 8/1/2027 (c)	912,000	912,144
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 4.05% tender 9/1/2026 (c)	395,000	396,738
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 10/1/2026 (c)	2,330,000	2,356,955
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 3/1/2027 (c)	760,000	767,702
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (c)	1,755,000	1,758,528
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 9/1/2026 (c)	1,390,000	1,404,086
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.4% tender 4/1/2041 (c)	1,900,000	1,900,130
Polk Cnty FL Hsg Fin Auth Multi Fam Hsg Rev 4.15% tender 12/1/2040 (c)	844,000	853,849
		18,819,574
Resource Recovery - 1.5%
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (b)	825,000	845,387
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4.5% tender 11/1/2048 (b)(c)	22,250,000	22,259,241
		23,104,628
Special Tax - 1.4%
County of Pasco FL Series 2023 A, 5.25% 9/1/2025 (Assured Guaranty Municipal Corp Insured)	90,000	91,135
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 2.99% 9/1/2032 (Liquidity Facility Florida St) VRDN (c)	22,460,000	22,460,000
		22,551,135
Synthetics - 3.2%
Greater Orlando Aviation Auth Participating VRDN 2.35% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	10,445,000	10,445,000
Greater Orlando Aviation Auth Participating VRDN 2.35% 10/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,200,000	2,200,000
Greater Orlando Aviation Auth Participating VRDN Series 2024 ZF1789, 2.35% 10/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,200,000	2,200,000
Greater Orlando Aviation Auth Participating VRDN Series 2025 ZF3294, 2.33% 10/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	1,500,000	1,500,000
Greater Orlando Aviation Auth Participating VRDN Series 2025 ZF3295, 2.33% 10/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	1,140,000	1,140,000
Hillsborough Cnty FL Aviation Participating VRDN Series 2024 XF1740, 2.35% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	3,200,000	3,200,000
Hillsborough Cnty FL Aviation Participating VRDN Series 2024 XF1753, 2.35% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	7,200,000	7,200,000
Lee Cnty FL Airport Participating VRDN Series 2024 XF1755, 2.5% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	7,200,000	7,200,000
Miami Dade County Aviation Rev Participating VRDN Series 2022 025, 2.55% 10/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,830,000	4,830,000
Miami Dade County Hsg Multifamily Hsg Rev Participating VRDN Series 2022 MIZ9087, 2.57% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(h)	585,000	585,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN Series 2024 XM1186, 2.07% 10/1/2035 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,100,000	4,100,000
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Participating VRDN 2.5% 7/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	1,050,000	1,050,000
Orange Cnty FL Health Facs Auth Rev Participating VRDN Series 2025 XF3302, 2.37% 10/1/2056 (Liquidity Facility Wells Fargo Bank NA) (c)(d)	2,900,000	2,900,000
		48,550,000
Transportation - 0.5%
Broward Cnty FL Prt Facs Rev Series 2022, 5% 9/1/2027 (b)	730,000	756,626
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2027 (b)	3,000,000	3,122,497
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (b)	350,000	368,167
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2025 (b)	780,000	789,702
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2025 (b)	1,215,000	1,230,753
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2026 (b)	1,225,000	1,259,162
		7,526,907
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2008 B 1, 2.26% 10/1/2036 (Liquidity Facility Bank of America NA) VRDN (c)	2,600,000	2,600,000
TOTAL FLORIDA		143,155,931
Georgia - 1.5%
Electric Utilities - 1.0%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 2.55% 1/1/2038 VRDN (c)(e)	4,640,000	4,640,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1997, 1.95% 11/1/2052 VRDN (b)(c)	4,330,000	4,330,001
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (c)	610,000	612,041
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (c)	1,180,000	1,198,846
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.875% tender 12/1/2049 (c)	1,305,000	1,298,562
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (c)	1,085,000	1,094,482
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	130,000	131,039
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	135,000	139,023
Heard Cnty GA Dev Auth Poll Cont Rev (Georgia Power Co Proj.) 1.8% 12/1/2037 VRDN (b)(c)	1,900,000	1,900,000
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 3.875% tender 6/1/2042 (c)	990,000	998,300
		16,342,294
General Obligations - 0.4%
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (c)	1,750,000	1,771,881
Main Street Natural Gas Inc 5% 12/1/2025 (Toronto Dominion Bank Guaranteed) (e)	250,000	253,043
Main Street Natural Gas Inc 5% 12/1/2026 (Toronto Dominion Bank Guaranteed) (e)	250,000	256,798
Main Street Natural Gas Inc 5% 6/1/2027 (Toronto Dominion Bank Guaranteed) (e)	250,000	258,203
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	460,000	462,104
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	130,000	131,131
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	245,000	250,738
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2025 (Citigroup Inc Guaranteed)	200,000	202,335
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	110,000	112,811
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2025 (Royal Bank of Canada Guaranteed)	195,000	195,222
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	250,000	254,032
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	400,000	412,217
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	180,000	181,567
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	200,000	204,684
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	355,000	368,233
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	400,000	412,217
		5,727,216
Synthetics - 0.1%
Buford Hsg Auth Multi Family Participating VRDN Series 2023 XF3118, 2.57% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,064,857	1,064,857
Transportation - 0.0%
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2025 (b)	405,000	408,336
TOTAL GEORGIA		23,542,703
Guam - 0.0%
Electric Utilities - 0.0%
Guam Power Auth. 5% 10/1/2025	565,000	570,795
Hawaii - 1.2%
Housing - 0.6%
Hawaii St Hsg Fin & Dev Corp Multifamily Rev 3.3% tender 12/1/2029 (c)	6,795,000	6,779,824
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (c)	2,000,000	2,043,147
		8,822,971
Synthetics - 0.6%
Hawaii St Arpts Sys Rev Participating VRDN 2.45% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	9,600,000	9,600,000
TOTAL HAWAII		18,422,971
Illinois - 5.9%
Escrowed/Pre-Refunded - 0.0%
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	365,000	375,232
General Obligations - 1.4%
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2025	1,605,000	1,630,142
Illinois St Gen. Oblig. 5% 3/1/2025	5,930,000	5,938,418
Illinois St Gen. Oblig. 5% 3/1/2026	2,405,000	2,452,696
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	530,000	546,490
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	540,000	564,988
Illinois St Gen. Oblig. Series 2019B, 5% 9/1/2025	215,000	217,358
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2025	755,000	756,072
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	295,000	305,688
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2026	1,460,000	1,493,104
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2025	4,580,000	4,615,969
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2026	915,000	935,747
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	620,000	653,143
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2026	500,000	509,515
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2028	450,000	475,482
McHenry Cnty Conservation Dist Gen. Oblig. 5% 2/1/2025	730,000	730,041
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	125,000	126,767
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2027 (Assured Guaranty Municipal Corp Insured)	150,000	154,881
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2028 (Assured Guaranty Municipal Corp Insured)	225,000	235,884
		22,342,385
Health Care - 0.0%
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2027	145,000	151,344
Housing - 0.1%
Illinois Hsg Dev Auth Multifamily Hsg Rev 5% tender 2/1/2027 (c)	512,000	520,788
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 4% tender 6/1/2026 (c)	1,072,000	1,074,280
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 5% tender 2/1/2027 (c)	554,000	563,564
		2,158,632
Special Tax - 0.0%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2025	245,000	249,087
Illinois St Sales Tax Rev 5% 6/15/2025	100,000	100,479
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2026 (Assured Guaranty Municipal Corp Insured) (f)	410,000	392,908
		742,474
Synthetics - 3.3%
Chicago Gen Oblig Participating VRDN 2.31% 1/1/2038 (Liquidity Facility Barclays Bank PLC) (c)(d)	16,400,000	16,400,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN 2.43% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	21,000,000	21,000,000
Chicago Ill Pk Dist Gen. Oblig. Participating VRDN Series 2022 XM1034, 2.37% 1/1/2044 (Liquidity Facility Royal Bank of Canada NY) (c)(d)	5,500,000	5,500,000
Chicago Ill Tran Auth Sales Tax Rcpts Rev Participating VRDN Series 2024 XF3290, 2.39% 12/1/2049 (Liquidity Facility Wells Fargo Bank NA) (c)(d)	2,700,000	2,700,000
Illinois Fin Auth Lease Rev Participating VRDN Series 2024 MIZ9167, 2.57% 5/15/2034 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	5,055,000	5,055,000
		50,655,000
Transportation - 0.9%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2027 (Build America Mutual Assurance Co Insured) (b)	365,000	375,372
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2026 (b)	1,000,000	1,018,464
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2027 (b)	1,000,000	1,026,551
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2028 (b)	1,000,000	1,039,265
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2026 (b)	440,000	448,124
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (b)	6,465,000	6,733,385
Chicago IL O'Hare Intl Arpt Rev Series 2024E, 5% 1/1/2026 (b)	2,910,000	2,963,731
		13,604,892
Water & Sewer - 0.2%
Chicago IL Wtr Rev Series 2023 B, 5% 11/1/2025	415,000	420,815
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2016, 5% 7/1/2027	2,030,000	2,068,361
		2,489,176
TOTAL ILLINOIS		92,519,135
Indiana - 0.6%
Resource Recovery - 0.2%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 4.2% tender 5/1/2028 (b)(c)	2,000,000	2,000,406
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 4.2% tender 5/1/2028 (b)(c)	1,900,000	1,900,386
		3,900,792
Transportation - 0.4%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2026 (b)	150,000	152,674
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2026 (b)	3,740,000	3,806,685
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (b)	730,000	743,016
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2026 (b)	385,000	391,865
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (b)	765,000	786,453
		5,880,693
TOTAL INDIANA		9,781,485
Iowa - 0.2%
Education - 0.0%
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2026 (b)	220,000	225,263
Electric Utilities - 0.2%
Iowa Fin Auth Pollutn Ctl Fac Rev (Midamerican Energy Co Proj.) Series 2016A, 2.35% 9/1/2036 VRDN (c)	2,985,000	2,985,000
Industrial Development - 0.0%
Iowa Fin Auth Solid Waste Facs Rev 3.875% tender 1/1/2042, LOC Citibank NA (b)(c)	670,000	670,615
TOTAL IOWA		3,880,878
Kansas - 0.0%
General Obligations - 0.0%
City of Olathe KS Gen. Oblig. Series 230, 2.5% 10/1/2027	410,000	395,211
Kentucky - 1.8%
Electric Utilities - 0.3%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	4,740,000	4,803,336
Escrowed/Pre-Refunded - 0.1%
Knott Cnty KY Indl Bldg Rev 4% tender 3/28/2044 (b)(c)(g)	900,000	900,594
General Obligations - 0.1%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2018 C 1, 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (c)	1,850,000	1,852,723
Industrial Development - 1.3%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 2.35% 7/1/2060 VRDN (b)(c)	7,525,000	7,525,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 2.35% 7/1/2060 VRDN (b)(c)	12,735,000	12,735,000
		20,260,000
TOTAL KENTUCKY		27,816,653
Louisiana - 1.4%
Industrial Development - 0.8%
St James Parish LA Rev (Nucor Corp Proj.) 2.43% 11/1/2040 VRDN (c)	11,575,000	11,575,000
St James Parish LA Rev (Nucor Corp Proj.) 2.55% 11/1/2040 VRDN (c)	600,000	600,000
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 4.05% tender 6/1/2037 (c)	1,040,000	1,051,191
		13,226,191
Transportation - 0.6%
New Orleans LA Aviation Board 5% 1/1/2026 (b)	2,015,000	2,052,205
New Orleans LA Aviation Board 5% 1/1/2027 (b)	2,260,000	2,329,297
New Orleans LA Aviation Board 5% 1/1/2028 (b)	4,255,000	4,424,460
		8,805,962
TOTAL LOUISIANA		22,032,153
Maine - 0.1%
General Obligations - 0.1%
Regional School Unit No 14 BAN Series 2024, 5% 5/15/2025	1,200,000	1,206,288
Maryland - 0.9%
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Univ Of Maryland Med Sys, Md Proj.) Series 2020 B 1, 5% tender 7/1/2045 (c)	1,005,000	1,005,149
Housing - 0.2%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	2,760,000	2,772,462
Special Tax - 0.0%
State of Maryland Built to Learn Revenue Series 2022 A, 5% 6/1/2025	330,000	332,348
Synthetics - 0.6%
Baltimore County Gen Oblig Participating VRDN 2.6% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (c)(d)	1,175,000	1,175,000
Integrace Obligated Group Participating VRDN Series 2022 024, 2.6% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (c)(d)	2,515,000	2,515,000
Maryland Econ Dev Corp Participating VRDN Series 2024 XF3222, 2.57% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	2,600,000	2,600,000
Riderwood Vlg Inc Participating VRDN Series 2022 029, 2.6% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(d)	2,940,000	2,940,000
		9,230,000
TOTAL MARYLAND		13,339,959
Massachusetts - 0.8%
Education - 0.5%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2025 (b)	3,540,000	3,568,257
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2025 (b)	2,010,000	2,026,044
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2025 (b)	365,000	367,913
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2025 (b)	1,120,000	1,128,940
		7,091,154
Escrowed/Pre-Refunded - 0.2%
Massachusetts St College Bldg Series 1999 A, 0% 5/1/2026 (f)	3,385,000	3,255,870
Health Care - 0.0%
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2025	420,000	423,338
Special Tax - 0.1%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2027	1,680,000	1,699,552
TOTAL MASSACHUSETTS		12,469,914
Michigan - 1.8%
Education - 0.0%
Oakland Univ Mich Rev 5% 3/1/2025	75,000	75,117
Oakland Univ Mich Rev 5% 3/1/2025	430,000	430,671
		505,788
Electric Utilities - 0.3%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	5,165,000	5,141,215
General Obligations - 1.2%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2025	1,295,000	1,299,874
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	1,180,000	1,203,286
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	1,240,000	1,284,940
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	675,000	709,223
Grand Rapids MI Pub Schs Series 2024, 5% 5/1/2025 (Assured Guaranty Municipal Corp Insured)	1,065,000	1,070,342
Grand Rapids MI Pub Schs Series 2024, 5% 5/1/2026 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,025,237
Southfield Mich Pub Schs 5% 5/1/2025 (State of Michigan Guaranteed)	730,000	733,715
Southfield Mich Pub Schs 5% 5/1/2026 (State of Michigan Guaranteed)	850,000	871,977
Utica MI Cmnty Schs Series 2024, 5% 5/1/2025 (State of Michigan Guaranteed)	805,000	809,456
Utica MI Cmnty Schs Series 2024, 5% 5/1/2026 (State of Michigan Guaranteed)	3,000,000	3,084,262
Utica MI Cmnty Schs Series 2024, 5% 5/1/2027 (State of Michigan Guaranteed)	1,500,000	1,569,619
Utica MI Cmnty Schs Series 2024, 5% 5/1/2028 (State of Michigan Guaranteed)	3,625,000	3,861,605
		17,523,536
Health Care - 0.2%
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2025	1,085,000	1,089,373
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	1,725,000	1,765,729
		2,855,102
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 2.5% 6/1/2025	445,000	442,948
Transportation - 0.1%
Wayne Cnty Mich Arpt Auth Rev Series 2017 E, 4% 12/1/2025 (b)	630,000	635,098
Wayne Cnty Mich Arpt Auth Rev Series F, 5% 12/1/2026 (b)	325,000	329,570
		964,668
TOTAL MICHIGAN		27,433,257
Minnesota - 0.6%
Electric Utilities - 0.1%
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2026	135,000	137,422
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2027	210,000	217,474
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2024, 5% 1/1/2028	1,000,000	1,053,542
		1,408,438
General Obligations - 0.2%
Coon Rapids Minn Gen. Oblig. 2% 4/1/2027	1,000,000	969,942
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2025	625,000	631,608
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2026	620,000	638,245
		2,239,795
Health Care - 0.0%
Wadena Minn Rev Series 2024 A, 5% 12/1/2026 (Centracare Health System Guaranteed)	200,000	206,049
Wadena Minn Rev Series 2024 A, 5% 12/1/2027 (Centracare Health System Guaranteed)	260,000	271,524
		477,573
Other - 0.0%
Minneapolis MN Revenue (Ymca of The Greater Twin Cities Proj.) Series 2016, 3% 6/1/2025	405,000	404,422
Synthetics - 0.3%
Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 2.57% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	4,700,000	4,700,000
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2026 (b)	330,000	335,884
TOTAL MINNESOTA		9,566,112
Mississippi - 0.1%
Electric Utilities - 0.0%
Mississippi Bus Fin Corp Sld Wst Disp Rev (Mississippi Power Co Proj.) Series 1998, 2% 5/1/2028 VRDN (b)(c)	800,000	800,000
Industrial Development - 0.1%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 1.8% 12/1/2027 VRDN (b)(c)	900,000	900,000
TOTAL MISSISSIPPI		1,700,000
Missouri - 0.3%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	877,000	903,838
Synthetics - 0.2%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 2.35% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,310,000	2,310,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 2.57% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,130,499	1,130,499
		3,440,499
TOTAL MISSOURI		4,344,337
Nebraska - 0.7%
General Obligations - 0.1%
Central Plains Energy Proj NE Gas Proj Rev Series 2019, 2.5% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (c)	1,280,000	1,268,525
Housing - 0.3%
Lincoln Neb Multifamily Hsg Rev Series 2024, 3.37% tender 1/10/2048 (c)	3,740,000	3,729,388
Industrial Development - 0.1%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.5% 11/1/2026 VRDN (b)(c)	2,100,000	2,100,000
Synthetics - 0.2%
Omaha NE Arpt Auth Arpt Rev Participating VRDN 2.45% 12/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	3,600,000	3,600,000
TOTAL NEBRASKA		10,697,913
Nevada - 0.2%
Electric Utilities - 0.0%
Clark NV Pollutn Ctl Rev (Nevada Power Co Proj.) Series 2017, 3.75% tender 1/1/2036 (c)	525,000	524,744
General Obligations - 0.2%
Clark Cnty NV School Dist Series 2015 C, 5% 6/15/2027	655,000	665,821
Clark Cnty NV School Dist Series 2020A, 3% 6/15/2025	180,000	180,064
Clark Cnty NV School Dist Series 2021 C, 5% 6/15/2025	1,780,000	1,793,371
		2,639,256
TOTAL NEVADA		3,164,000
New Hampshire - 1.2%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2026 (b)	110,000	113,549
Housing - 0.1%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	390,000	392,786
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	620,000	626,197
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	210,000	211,335
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	675,000	680,360
		1,910,678
Resource Recovery - 0.7%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	10,800,000	10,847,145
Synthetics - 0.4%
National Fin Auth NH Specialty Bonds Series 2024 MS0023, 2.55% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)(h)	6,600,000	6,600,000
TOTAL NEW HAMPSHIRE		19,471,372
New Jersey - 4.6%
Education - 0.4%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (b)	1,045,000	1,057,876
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (b)	365,000	374,384
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2025 (b)	955,000	967,158
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2025 (b)	200,000	202,464
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2027 (b)	1,125,000	1,167,474
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2027 (b)	3,085,000	3,201,473
		6,970,829
General Obligations - 2.9%
Lacey Twp NJ Gen. Oblig. BAN Series 2024A, 4.5% 5/7/2025	4,621,000	4,638,512
Manchester Twp NJ Gen. Oblig. BAN Series 2024, 4.5% 5/8/2025	2,189,554	2,197,466
Millburn Twp NJ Brd Ed 0.05% 8/15/2025	420,000	412,892
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (g)	1,060,000	1,097,862
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2025	365,000	370,547
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2025	2,570,000	2,574,111
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	2,005,000	2,049,570
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	1,320,000	1,357,044
New Jersey St Gen. Oblig. 2% 6/1/2025	580,000	577,179
New Jersey St Gen. Oblig. 5% 6/1/2025	1,715,000	1,727,711
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (f)	890,000	866,216
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (f)	385,000	374,712
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2025	155,000	156,182
Newark NJ Gen. Oblig. BAN Series 2024 C, 4.25% 9/25/2025	9,414,000	9,474,788
Newark NJ Gen. Oblig. BAN Series 2024B, 5% 5/13/2025	6,200,000	6,228,226
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2025	590,000	597,444
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2025	2,605,000	2,637,868
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	575,000	604,990
Pennsauken Township NJ Gen. Oblig. BAN Series 2024 A, 4.5% 5/28/2025	5,800,000	5,823,945
		43,767,265
Housing - 0.2%
Camden Cnty NJ Impt Auth Multifamily Rev Series 2024, 5% tender 3/1/2027 (c)	3,450,000	3,515,117
Synthetics - 0.3%
New Jersey Trans Trust Fund Auth Participating VRDN Series 2021 XM0929, 2.4% 6/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	5,000,000	5,000,000
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ 5% 6/1/2025	910,000	914,116
Tobacco Settlement Fin Corp NJ 5% 6/1/2027	1,120,000	1,153,818
		2,067,934
Transportation - 0.4%
New Jersey Turnpike Authority 5% 1/1/2027	6,000,000	6,248,866
Water & Sewer - 0.3%
Jersey City Municipal Utilities Authority BAN Series 2024 B, 5% 5/1/2025	1,900,000	1,908,016
Jersey City NJ Muni Util Auth Wtr Rev BAN Series 2024 A, 5% 5/1/2025	2,350,000	2,361,996
		4,270,012
TOTAL NEW JERSEY		71,840,023
New Jersey,New York - 0.8%
Transportation - 0.8%
Port Auth NY & NJ 5% 7/15/2025 (b)	730,000	736,463
Port Auth NY & NJ 5% 9/15/2025 (b)	2,670,000	2,702,321
Port Auth NY & NJ Series 177TH, 5% 7/15/2025 (b)	370,000	370,596
Port Auth NY & NJ Series 195, 5% 10/1/2025 (b)	705,000	714,140
Port Auth NY & NJ Series 223, 5% 7/15/2025 (b)	190,000	191,682
Port Auth NY & NJ Series 226, 5% 10/15/2025 (b)	2,260,000	2,291,003
Port Auth NY & NJ Series 242, 5% 12/1/2025 (b)	1,535,000	1,559,867
Port Auth NY & NJ Series 242, 5% 12/1/2026 (b)	3,155,000	3,240,434
		11,806,506
TOTAL NEW JERSEY,NEW YORK		11,806,506
New Mexico - 0.6%
Education - 0.1%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2025 (b)	2,080,000	2,099,885
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (b)	80,000	82,679
		2,182,564
Housing - 0.4%
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (c)	5,585,000	5,561,920
Synthetics - 0.1%
New Mexico St Hosp Equip Ln Co Participating VRDN 2.6% 7/1/2042 (Liquidity Facility Barclays Bank PLC) (c)(d)	1,430,000	1,430,000
TOTAL NEW MEXICO		9,174,484
New York - 3.8%
Education - 0.0%
St Lawrence County Industrial Development Agency (St Lawrence University Proj.) 5% 7/1/2025	150,000	151,193
St Lawrence County Industrial Development Agency (St Lawrence University Proj.) 5% 7/1/2026	145,000	148,814
		300,007
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec 1% 9/1/2025	800,000	787,371
General Obligations - 0.5%
City of Long Beach NY Gen. Oblig. BAN Series 2024B, 4% 9/26/2025	7,400,000	7,430,651
City of New York NY Gen. Oblig. 5% tender 6/1/2044 (i)	330,000	331,973
East Hampton NY Un Free Sh Dis 2.1% 6/1/2027	735,000	703,734
Oyster Bay NY Gen. Oblig. BAN Series 2024, 4% 3/7/2025	80,000	80,090
		8,546,448
Housing - 0.5%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (c)	593,000	615,713
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (c)	675,000	675,979
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (c)	6,430,000	6,430,931
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (c)	455,000	443,486
		8,166,109
Special Tax - 0.1%
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	220,000	223,869
New York NY City Transitional Fin Auth Rev Series 2015C, 5% 11/1/2027	1,095,000	1,100,815
NY Payroll Mobility Tax 2% tender 5/15/2045 (c)	365,000	357,150
		1,681,834
Synthetics - 1.8%
Liberty NY Dev Corp Rev Participating VRDN 2.6% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	1,941,500	1,941,500
Metropolitan Transn Auth NY Rv Participating VRDN 2.57% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	2,555,000	2,555,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 2.57% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	1,860,000	1,860,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 2.57% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	2,570,000	2,570,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 2.6% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (c)(d)	3,100,000	3,100,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 2.7% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	16,010,000	16,010,001
		28,036,501
Tobacco Bonds - 0.1%
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2025	1,135,000	1,140,543
Transportation - 0.7%
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2026	730,000	756,997
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2025	380,000	386,342
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2026	5,400,000	5,472,845
New York St Twy Auth Gen Rev Series 2016 A, 5% 1/1/2028	1,375,000	1,400,027
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (b)	1,080,000	1,093,641
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (b)	1,825,000	1,873,799
		10,983,651
TOTAL NEW YORK		59,642,464
North Carolina - 0.5%
Escrowed/Pre-Refunded - 0.2%
Cumberland Cnty NC Series 2024, 3.75% tender 12/1/2027 (b)(c)	3,300,000	3,300,168
Health Care - 0.3%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (c)	1,635,000	1,644,138
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (c)	1,965,000	1,970,538
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) 5% tender 2/1/2051 (c)	1,490,000	1,516,338
		5,131,014
TOTAL NORTH CAROLINA		8,431,182
Ohio - 1.6%
Education - 0.1%
Northeast Ohio Med Univ Gen Rcpts Series 2022, 5% 12/1/2025 (Build America Mutual Assurance Co Insured)	95,000	96,261
Ohio St Higher Edl Fac Commn (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (c)	420,000	404,150
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2026	400,000	408,555
		908,966
Electric Utilities - 0.9%
American Mun Pwr Rev Series 2023A, 5% 2/15/2025	320,000	320,208
American Mun Pwr Rev Series 2023A, 5% 2/15/2026	1,795,000	1,831,674
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	2,820,000	2,934,497
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (b)	3,845,000	3,820,052
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026	3,525,000	3,507,137
		12,413,568
General Obligations - 0.0%
Lancaster Port Auth OH Gas Rev Series 2019, 5% tender 8/1/2049 (Royal Bank of Canada Guaranteed) (c)	740,000	740,000
Health Care - 0.4%
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2013 B, 2.78% 1/15/2033 VRDN (c)	3,645,000	3,645,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 2.78% 1/15/2045 VRDN (c)	2,870,000	2,870,000
		6,515,000
Housing - 0.1%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	765,000	785,541
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2025	455,000	455,793
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2026	125,000	127,936
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2027	75,000	78,116
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2028	150,000	158,534
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 9/1/2025	415,000	420,259
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 9/1/2026	120,000	124,099
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 9/1/2027	100,000	105,088
		2,255,366
Transportation - 0.0%
Ohio St Tpk Commn Tpk Rev 5% 2/15/2025	670,000	670,491
Water & Sewer - 0.1%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2025	700,000	713,028
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	700,000	728,412
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	465,000	493,356
		1,934,796
TOTAL OHIO		25,438,187
Oklahoma - 1.2%
General Obligations - 0.6%
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2025	175,000	177,295
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2026	125,000	129,064
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2027	145,000	152,254
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	4,095,000	4,110,336
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2027	3,770,000	3,930,879
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2028	875,000	927,572
		9,427,400
Health Care - 0.3%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 2.89% 8/15/2031 VRDN (c)	4,775,000	4,775,000
Housing - 0.2%
Oklahoma Hsg Fin Agy Collateralized Rev Series 2024, 3.35% tender 12/1/2027 (c)	3,720,000	3,718,424
Synthetics - 0.1%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 2.57% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(h)	942,957	942,956
TOTAL OKLAHOMA		18,863,780
Oregon - 0.1%
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2025 (b)	1,125,000	1,134,083
Port of Portland Arpt Rev 5% 7/1/2026	470,000	479,515
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2025 (b)	365,000	367,947
		1,981,545
TOTAL OREGON		1,981,545
Pennsylvania - 6.1%
General Obligations - 1.1%
Pennsylvania St 5% 9/1/2026	4,640,000	4,798,805
Pennsylvania St 5% 9/1/2027	10,670,000	11,264,194
Pennsylvania St Series 2019, 5% 7/15/2026	1,150,000	1,186,924
		17,249,923
Health Care - 1.7%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (c)	2,280,000	2,344,697
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 3.05% 9/1/2050 VRDN (c)	9,520,000	9,520,000
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 5% 2/15/2025	60,000	60,039
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 5% 2/15/2026	75,000	76,531
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 3.05% 9/1/2050 VRDN (c)	14,590,000	14,590,000
		26,591,267
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2025	400,000	405,525
Pennsylvania Hsg Fin Agy Single Family Mtg Rev 5% 4/1/2025 (b)	140,000	140,284
		545,809
Resource Recovery - 3.2%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.8% tender 6/1/2044 (b)(c)	12,000,000	12,006,309
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 A, 4.15% tender 4/1/2034 (b)(c)	1,600,000	1,600,630
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B, 4.15% tender 4/1/2049 (b)(c)	1,700,000	1,700,669
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	4,200,000	4,221,106
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2013, 4.25% tender 8/1/2045 (b)(c)	9,600,000	9,600,000
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	9,115,000	9,182,211
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series A, 4.25% tender 8/1/2037 (b)(c)	11,950,000	11,953,889
		50,264,814
Transportation - 0.1%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (b)	375,000	385,307
Allegheny County Airport Authority Series 2023A, 5% 1/1/2027 (Assured Guaranty Municipal Corp Insured) (b)	310,000	318,693
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (b)	365,000	375,111
		1,079,111
TOTAL PENNSYLVANIA		95,730,924
Rhode Island - 0.2%
Education - 0.1%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2025	200,000	201,342
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2026	350,000	359,359
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2027	260,000	271,999
Rhode Island St Student Ln 5% 12/1/2025 (b)	820,000	829,903
		1,662,603
General Obligations - 0.1%
Pawtucket RI Gen. Oblig. BAN Series 2024 2, 4.5% 10/24/2025	1,900,000	1,913,814
TOTAL RHODE ISLAND		3,576,417
South Carolina - 0.7%
Escrowed/Pre-Refunded - 0.2%
South Carolina St Ports Auth Series 2015, 5% 7/1/2045 (Pre-refunded to 7/1/2025 at 100) (b)	950,000	956,764
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2050 (Pre-refunded to 7/1/2025 at 100) (b)	1,650,000	1,663,417
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2055 (Pre-refunded to 7/1/2025 at 100) (b)	790,000	796,423
		3,416,604
Industrial Development - 0.1%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.5% 9/1/2028 VRDN (b)(c)	900,000	900,000
Synthetics - 0.4%
South Carolina St Svc Auth Rev Participating VRDN Series 2021 XF1243, 2.55% 12/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	6,125,000	6,125,000
TOTAL SOUTH CAROLINA		10,441,604
Tennessee - 1.3%
Health Care - 0.8%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 2.5% 5/1/2039 VRDN (c)	12,140,000	12,140,000
Industrial Development - 0.3%
Covington Tenn Indl Dev Brd Rev (Tootsie Roll Industries Inc Proj.) 2.5% 6/1/2027, LOC Bank of America NA VRDN (b)(c)	5,300,000	5,300,000
Synthetics - 0.1%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 2.57% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	884,342	884,342
Transportation - 0.1%
Memphis-Shelby Cnty TN Arpt Auth Series 2021C, 1.875% 7/1/2025 (b)	455,000	450,355
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (b)	245,000	250,932
Metro Nashville Arpt Auth Rev 5% 7/1/2027 (b)	975,000	1,011,140
		1,712,427
TOTAL TENNESSEE		20,036,769
Texas - 13.2%
Electric Utilities - 0.2%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2025	210,000	211,256
San Antonio TX Elec & Gas Rev 5% 2/1/2026	330,000	336,973
San Antonio TX Elec & Gas Rev SIFMA Municipal Swap Index + 0.87%, 3.12% tender 2/1/2048 (c)(j)	3,090,000	3,089,346
		3,637,575
General Obligations - 3.8%
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2025 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,501,102
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,175,000	1,201,984
Bexar Cnty TX Gen. Oblig. Series 2014, 5% 6/15/2025	670,000	671,267
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	5,735,000	5,714,628
Clear Creek Independent School District Series 2013B, 3.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (c)	530,000	531,498
Cuero TX Independent School District 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	715,000	738,330
Dallas TX Gen. Oblig. Series 2023, 5% 2/15/2025	2,015,000	2,016,460
Dallas TX Gen. Oblig. Series 2023A, 5% 2/15/2025	1,355,000	1,355,982
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2025	5,450,000	5,453,949
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2026	5,450,000	5,573,477
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2027	5,450,000	5,687,361
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2025 (Permanent Sch Fund of Texas Guaranteed)	180,000	180,130
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	255,000	260,751
Houston TX Indpt Sch Dist Series 2014A 2, 3.5% tender 6/1/2039 (Permanent Sch Fund of Texas Guaranteed) (c)	3,510,000	3,508,498
Houston TX Indpt Sch Dist Series 2023C, 4% tender 6/1/2039 (Permanent Sch Fund of Texas Guaranteed) (c)	2,930,000	2,933,463
North East Indpt Sch Dist TX Series 2015, 3% 8/1/2027 (Permanent Sch Fund of Texas Guaranteed)	625,000	624,497
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	3,440,000	3,424,564
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (c)	4,735,000	4,757,148
Port Arthur TX Indpt Sch Dist Series A, 5% 2/15/2025 (Permanent Sch Fund of Texas Guaranteed)	225,000	225,166
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (c)	605,000	610,462
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	3,200,000	3,195,244
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2026 (BP PLC Guaranteed)	365,000	371,260
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2027 (BP PLC Guaranteed)	465,000	481,032
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2026 (BP PLC Guaranteed)	440,000	447,547
Texas State Gen. Oblig. 5.5% 8/1/2025 (b)	1,445,000	1,462,058
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (b)	370,000	383,004
Texas State Gen. Oblig. Series 2018, 5% 8/1/2025 (b)	2,000,000	2,018,741
Wylie Tex Indpt Sch Dist Series 2020 A, 0% 8/15/2025 (Permanent Sch Fund of Texas Guaranteed) (f)	2,240,000	2,203,897
		57,533,500
Health Care - 0.2%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (c)	2,545,000	2,597,399
Housing - 2.2%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (c)	7,145,000	7,095,324
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2021, 3.48% tender 8/1/2039 (c)	2,200,000	2,201,205
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (c)	2,855,000	2,840,169
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2026 (c)	857,000	869,386
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2042 (c)	1,138,000	1,172,825
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 9/1/2026 (c)	1,069,000	1,080,186
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (c)	620,000	630,824
Houston Tex Fin Corp Multifamilty Hsg Rev Series 2024, 3.65% tender 2/1/2048 (c)	3,325,000	3,346,606
Las Varas Pub Fac Corp Tex Multifamily Hsg Rev Series 2022, 3.75% 11/1/2025 (c)	3,500,000	3,502,001
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (c)	3,840,000	3,850,310
Smha Fin Pub Fac Corp Tex Multifamily Hsg Rev Series 2024, 3.7% tender 7/1/2028 (c)	5,305,000	5,349,719
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (c)	785,000	789,061
Travis Cnty Tex Hsg Fin Corp Multifamily Hsg Series 2023, 3.75% tender 8/1/2026 (c)	180,000	180,418
		32,908,034
Industrial Development - 5.0%
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 2.5% 8/1/2038 VRDN (b)(c)	900,000	900,000
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.1% 4/1/2040 VRDN (c)	9,500,000	9,500,000
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.58% 11/1/2040 VRDN (c)	10,825,000	10,825,000
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.6% 11/1/2040 VRDN (c)	28,155,000	28,155,000
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.68% 12/1/2027 VRDN (b)(c)	27,600,000	27,600,000
		76,980,000
Resource Recovery - 0.6%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 A, 4.125% tender 5/1/2046 (b)(c)	4,600,000	4,601,424
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 B, 4.125% tender 7/1/2040 (b)(c)	2,700,000	2,700,835
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	2,550,000	2,561,550
		9,863,809
Special Tax - 0.0%
Houston TX Hotel Occ Tx & Spl Rev Series 2014, 5% 9/1/2026	545,000	545,845
Synthetics - 0.9%
Austin Tex Airport Sys Participating VRDN 2.55% 11/15/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	250,000	250,000
Brazos County Tex Hsg Fin Corp Participating VRDN Series 2023 XF3129, 2.57% 9/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	911,693	911,693
City of Houston TX Airport System Revenue Participating VRDN 2.35% 7/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,900,000	1,900,000
Corpus Christi TX Util Sys Rev Participating VRDN Series 2024 XF1714, 2.38% 7/15/2054 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	2,535,000	2,535,000
EP Machuca LP Participating VRDN Series 2022 MIZ9104, 2.57% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(h)	1,334,718	1,334,718
Texas Affordable Hsg Corp Multi-family Hsg Rev Participating VRDN 2.57% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(h)	7,603,517	7,603,517
		14,534,928
Transportation - 0.0%
Austin Tex Airport Sys Series 2022, 5% 11/15/2025 (b)	695,000	705,225
North TX Twy Auth Rev 5% 1/1/2026	420,000	428,207
		1,133,432
Water & Sewer - 0.3%
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2025	5,000,000	5,082,480
TOTAL TEXAS		204,817,002
Utah - 1.0%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (c)	900,000	917,187
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2024, 3.7% tender 8/1/2043 (c)	1,765,000	1,777,234
Industrial Development - 0.0%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 2.6% 4/1/2028 VRDN (c)	200,000	200,000
Synthetics - 0.7%
Salt Lake City UT Arpt Rev Participating VRDN Series 2023 XM1147, 2.55% 7/1/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	11,200,000	11,200,000
Transportation - 0.1%
Salt Lake City UT Arpt Rev 5% 7/1/2025 (b)	485,000	488,936
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2025 (b)	360,000	362,921
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2026 (b)	365,000	375,060
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (b)	345,000	357,788
		1,584,705
TOTAL UTAH		15,679,126
Vermont - 0.0%
Education - 0.0%
Vermont St Stud Assit Corp 5% 6/15/2026 (b)	620,000	631,431
Virginia - 1.2%
Electric Utilities - 0.1%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (c)	1,020,000	1,030,500
Escrowed/Pre-Refunded - 0.2%
Virginia Small Business Fing Auth Environmental Facs Rev 4% tender 11/1/2052 (b)(c)	2,900,000	2,903,491
Synthetics - 0.9%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 2.55% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	12,140,000	12,140,000
Nat'l Sr CampusesParticipating VRDN Series 2022 028, 2.6% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(d)	2,615,000	2,615,000
		14,755,000
TOTAL VIRGINIA		18,688,991
Washington - 1.5%
Housing - 0.7%
Community Roots Housing Foundation Series 2024, 3.4% tender 2/1/2029 (c)	8,585,000	8,598,048
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	440,000	451,097
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (c)	808,000	825,428
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2024, 3.83% tender 9/1/2025 (c)	1,445,000	1,445,591
		11,320,164
Synthetics - 0.2%
Washington Hsg Fin Commission Nonprofit Hsg Rev Participating VRDN Series 2024 XF3227, 2.57% 6/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	3,000,000	3,000,000
Transportation - 0.5%
Port Seattle WA Rev Series 2018 B, 5% 5/1/2026 (b)	3,225,000	3,286,843
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (b)	1,500,000	1,550,426
Port Seattle WA Rev Series 2019, 5% 4/1/2025 (b)	420,000	421,313
Port Seattle WA Rev Series 2022B, 5% 8/1/2025 (b)	915,000	923,919
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (b)	575,000	588,220
Port Seattle WA Rev Series B, 5% 10/1/2027 (b)	365,000	372,114
		7,142,835
Water & Sewer - 0.1%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (c)	1,965,000	1,911,605
TOTAL WASHINGTON		23,374,604
West Virginia - 0.2%
Health Care - 0.2%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 2.86% 6/1/2033 VRDN (c)	2,755,000	2,755,000
Wisconsin - 1.6%
Education - 0.0%
Wisconsin St Health & Edl Facs Auth Rev (Marquette University, WI Proj.) 5% 10/1/2025	335,000	339,167
General Obligations - 0.1%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	1,125,000	1,078,986
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (c)	690,000	692,357
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (g)	2,445,000	2,490,875
Resource Recovery - 1.3%
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series 2017 A 2, 4.25% tender 10/1/2025 (b)(c)	20,000,000	20,000,000
Transportation - 0.0%
Milwaukee Cnty WI Arpt Rev Series 2023 A, 5% 12/1/2026 (b)	290,000	297,680
TOTAL WISCONSIN		24,899,065
Wyoming - 0.4%
Electric Utilities - 0.4%
Lincoln Cnty Wyo Environmental Impt Rev (Pacificorp Proj.) Series 1995, 2.55% 11/1/2025 VRDN (b)(c)	5,100,000	5,100,000
Sweetwater Cnty WY Env Imp Rev (Pacificorp Proj.) 2.15% 11/1/2025 VRDN (b)(c)	1,600,000	1,600,000
		6,700,000
TOTAL WYOMING		6,700,000
TOTAL MUNICIPAL SECURITIES (Cost $1,456,082,552)		1,457,712,305

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (k)(l) (Cost $74,351,165)	2.00	74,336,298	74,351,165

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $1,530,433,717)	1,532,063,470
NET OTHER ASSETS (LIABILITIES) - 1.8%	27,376,613
NET ASSETS - 100.0%	1,559,440,083

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPTN NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,832,972 or 0.8% of net assets.

(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,651,191 or 2.0% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EP Machuca LP Participating VRDN Series 2022 MIZ9104, 2.57% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/24	1,334,718

Miami Dade County Hsg Multifamily Hsg Rev Participating VRDN Series 2022 MIZ9087, 2.57% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/24	585,000

National Fin Auth NH Specialty Bonds Series 2024 MS0023, 2.55% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/24	6,600,000

San Francisco City & County Multi-family Hsg Rev Participating VRDN 2.57% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/24	14,585,000

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 2.57% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/24	942,957

Texas Affordable Hsg Corp Multi-family Hsg Rev Participating VRDN 2.57% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/24	7,603,517

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	64,088,860	365,115,799	354,853,958	881,240	6,862	(6,398)	74,351,165	74,336,298	2.0%
Total	64,088,860	365,115,799	354,853,958	881,240	6,862	(6,398)	74,351,165	74,336,298

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	38,491,378	-	38,491,378	-
Electric Utilities	147,856,307	-	147,856,307	-
Escrowed/Pre-Refunded	14,369,978	-	14,369,978	-
General Obligations	224,393,880	-	224,393,880	-
Health Care	113,706,340	-	113,706,340	-
Housing	115,202,799	-	115,202,799	-
Industrial Development	132,815,508	-	132,815,508	-
Other	404,422	-	404,422	-
Resource Recovery	137,628,688	-	137,628,688	-
Special Tax	29,743,297	-	29,743,297	-
Synthetics	366,765,465	-	366,765,465	-
Tobacco Bonds	3,208,477	-	3,208,477	-
Transportation	113,689,720	-	113,689,720	-
Water & Sewer	19,436,046	-	19,436,046	-

Money Market Funds	74,351,165	74,351,165	-	-
Total Investments in Securities:	1,532,063,470	74,351,165	1,457,712,305	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,456,082,552)	$1,457,712,305
Fidelity Central Funds (cost $74,351,165)	74,351,165

Total Investment in Securities (cost $1,530,433,717)		$1,532,063,470
Cash		1,000
Receivable for investments sold		26,300,000
Receivable for fund shares sold		3,308,183
Interest receivable		10,925,932
Distributions receivable from Fidelity Central Funds		108,666
Prepaid expenses		980
Receivable from investment adviser for expense reductions		15,357
Other receivables		282
Total assets		1,572,723,870
Liabilities
Payable for investments purchased on a delayed delivery basis	$7,042,111
Payable for fund shares redeemed	2,202,075
Distributions payable	3,629,283
Accrued management fee	254,813
Other payables and accrued expenses	155,505
Total liabilities		13,283,787
Net Assets		$1,559,440,083
Net Assets consist of:
Paid in capital		$1,557,601,614
Total accumulated earnings (loss)		1,838,469
Net Assets		$1,559,440,083
Net Asset Value, offering price and redemption price per share ($1,559,440,083 ÷ 155,149,818 shares)		$10.05
Statement of Operations
Year ended January 31, 2025
Investment Income
Interest		$47,863,354
Income from Fidelity Central Funds		881,240
Total income		48,744,594
Expenses
Management fee	$2,730,972
Custodian fees and expenses	13,803
Independent trustees' fees and expenses	3,241
Registration fees	425,426
Audit fees	47,736
Legal	2,428
Miscellaneous	2,989
Total expenses before reductions	3,226,595
Expense reductions	(491,495)
Total expenses after reductions		2,735,100
Net Investment income (loss)		46,009,494
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	203,253
Fidelity Central Funds	6,862
Total net realized gain (loss)		210,115
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	513,004
Fidelity Central Funds	(6,398)
Total change in net unrealized appreciation (depreciation)		506,606
Net gain (loss)		716,721
Net increase (decrease) in net assets resulting from operations		$46,726,215
Statement of Changes in Net Assets

	Year ended January 31, 2025	For the period November 6, 2023 (commencement of operations) through January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,009,494	$1,244,891
Net realized gain (loss)	210,115	821
Change in net unrealized appreciation (depreciation)	506,606	1,123,147
Net increase (decrease) in net assets resulting from operations	46,726,215	2,368,859
Distributions to shareholders	(46,155,119)	(1,149,642)

Share transactions
Proceeds from sales of shares	1,078,798,433	1,106,832,162
Reinvestment of distributions	309,595	85,971
Cost of shares redeemed	(618,376,466)	(9,999,925)

Net increase (decrease) in net assets resulting from share transactions	460,731,562	1,096,918,208
Total increase (decrease) in net assets	461,302,658	1,098,137,425

Net Assets
Beginning of period	1,098,137,425	-
End of period	$1,559,440,083	$1,098,137,425

Other Information
Shares
Sold	107,412,815	110,245,491
Issued in reinvestment of distributions	30,828	8,556
Redeemed	(61,551,988)	(995,884)
Net increase (decrease)	45,891,655	109,258,163

Financial Highlights
Fidelity® SAI Conservative Income Municipal Bond Fund

Years ended January 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.05	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.338	.074
Net realized and unrealized gain (loss)	.002	.062
Total from investment operations	.340	.136
Distributions from net investment income	(.338)	(.086)
Distributions from net realized gain	(.002)	-
Total distributions	(.340)	(.086)
Net asset value, end of period	$10.05	$10.05
Total Return D,E	3.44%	1.36%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.24%	.56% H,I
Expenses net of fee waivers, if any	.20%	.20% H
Expenses net of all reductions	.20%	.20% H
Net investment income (loss)	3.37%	4.01% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,559,440	$1,098,137
Portfolio turnover rate J	58%	14% K,L

AFor the period November 6, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity SAI Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,217,401
Gross unrealized depreciation	(378,933)
Net unrealized appreciation (depreciation)	$1,838,468
Tax Cost	$1,530,225,002

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$-
Undistributed ordinary income	$-
Net unrealized appreciation (depreciation) on securities and other investments	$1,838,468

The tax character of distributions paid was as follows:

	January 31, 2025	January 31, 2024A
Tax-exempt Income	$45,861,590	$1,149,642
Ordinary Income	$293,529	$-
Total	$46,155,119	$ 1,149,642

A For the period November 6, 2023 (commencement of operations) through January 31, 2024.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Conservative Income Municipal Bond Fund	634,880,364	378,072,284
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Conservative Income Municipal Bond Fund	47,102,260	6,200,000	-

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.
	Shares	Total Proceeds ($)
Fidelity SAI Conservative Income Municipal Bond Fund	96,535,634	969,217,761

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity SAI Conservative Income Municipal Bond Fund	1,593
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through May 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $491,126.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $369.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Conservative Income Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Conservative Income Municipal Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from November 6, 2023 (commencement of operations) through January 31,2024, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from November 6, 2023  (commencement of operations) through January 31,2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31,2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 13, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31,2025 $47,464, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2025, 100% of the fund's income dividends were free from federal income tax, and 41.09% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Conservative Income Municipal Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9910238.101
CIM-ANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2025